MainStay VP Balanced Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 32.6%
Asset-Backed Securities 1.4%
Other Asset-Backed Securities 1.4%
AIG CLO LLC
Series 2020-1A, Class AR
3.672% (3 Month LIBOR + 1.16%), due 4/15/34 (a)(b)	$ 600,000	$ 574,761
Apidos CLO XXX
Series XXXA, Class A2
4.34% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	650,000	615,845
ARES L CLO Ltd.
Series 2018-50A, Class AR
3.562% (3 Month LIBOR + 1.05%), due 1/15/32 (a)(b)	700,000	677,478
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
4.11% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	400,000	376,620
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
3.912% (3 Month LIBOR + 1.40%), due 10/15/30 (a)(b)	800,000	751,291
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
4.26% (3 Month LIBOR + 1.55%), due 7/20/30 (a)(b)	750,000	713,513
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
3.973% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(b)	600,000	576,524
STORE Master Funding LLC
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	242,227	201,674
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
4.134% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	250,000	244,788
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	725,000	637,006
Total Asset-Backed Securities (Cost $5,711,194)		5,369,500
Corporate Bonds 8.6%
Aerospace & Defense 0.1%
Boeing Co. (The)
3.10%, due 5/1/26	120,000	109,548
3.25%, due 2/1/28	155,000	135,197
		244,745
Auto Manufacturers 0.0% ‡
General Motors Financial Co., Inc.
1.05%, due 3/8/24	155,000	145,260

	Principal Amount	Value
Corporate Bonds
Banks 3.2%
Banco Santander SA
5.294%, due 8/18/27	$ 400,000	$ 376,781
Bank of America Corp. (c)
1.922%, due 10/24/31	205,000	151,638
2.087%, due 6/14/29	675,000	548,528
5.015%, due 7/22/33	345,000	320,040
Citigroup, Inc. (c)
2.014%, due 1/25/26	733,000	673,580
2.666%, due 1/29/31	420,000	335,097
5.61%, due 9/29/26	885,000	880,118
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (a)(b)	560,000	528,135
Fifth Third Bancorp
4.055%, due 4/25/28 (c)	300,000	281,560
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (c)	450,000	390,438
JPMorgan Chase & Co. (c)
1.578%, due 4/22/27	790,000	682,011
2.963%, due 1/25/33	305,000	239,756
4.565%, due 6/14/30	440,000	405,473
4.912%, due 7/25/33	150,000	138,323
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)(d)	430,000	416,422
Mitsubishi UFJ Financial Group, Inc.
5.063% (1 Year Treasury Constant Maturity Rate + 1.55%), due 9/12/25 (b)	710,000	702,535
Mizuho Financial Group, Inc.
5.414% (1 Year Treasury Constant Maturity Rate + 2.05%), due 9/13/28 (b)	305,000	298,135
Morgan Stanley (c)
1.512%, due 7/20/27	175,000	149,045
4.679%, due 7/17/26	1,150,000	1,119,781
5.297%, due 4/20/37	300,000	269,567
Nordea Bank Abp
5.375%, due 9/22/27 (a)	575,000	560,414
Santander Holdings USA, Inc.
5.807%, due 9/9/26 (c)	250,000	244,347
Societe Generale SA
1.792% (1 Year Treasury Constant Maturity Rate + 1.00%), due 6/9/27 (a)(b)	350,000	291,383
Standard Chartered plc (a)(b)
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25	200,000	187,286
2.608% (1 Year Treasury Constant Maturity Rate + 1.18%), due 1/12/28	275,000	232,787
State Street Corp.
4.164%, due 8/4/33 (c)	165,000	148,876
Sumitomo Mitsui Trust Bank Ltd.
1.35%, due 9/16/26 (a)	350,000	301,320
Swedbank AB
5.337%, due 9/20/27 (a)	515,000	498,980
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	225,000	192,196

	Principal Amount	Value
Corporate Bonds
Banks
Wells Fargo & Co.
4.54%, due 8/15/26 (c)	$ 490,000	$ 474,029
		12,038,581
Biotechnology 0.1%
Amgen, Inc.
4.05%, due 8/18/29	500,000	460,094
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	325,000	278,100
PayPal Holdings, Inc.
3.90%, due 6/1/27	260,000	249,108
		527,208
Computers 0.2%
Apple, Inc.
1.65%, due 5/11/30	361,000	290,618
1.70%, due 8/5/31	470,000	368,314
		658,932
Cosmetics & Personal Care 0.1%
Unilever Capital Corp.
1.75%, due 8/12/31	220,000	169,524
Diversified Financial Services 1.1%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	450,000	360,885
Air Lease Corp.
0.70%, due 2/15/24	1,150,000	1,074,415
Aircastle Ltd.
2.85%, due 1/26/28 (a)	252,000	195,630
Antares Holdings LP
3.95%, due 7/15/26 (a)	750,000	641,253
Aviation Capital Group LLC (a)
1.95%, due 1/30/26	250,000	209,852
1.95%, due 9/20/26	335,000	271,303
Blackstone Holdings Finance Co. LLC
1.625%, due 8/5/28 (a)	350,000	282,545
Capital One Financial Corp.
4.985%, due 7/24/26 (c)	520,000	508,378
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	590,000	558,036
Thirax 1 LLC
0.968%, due 1/14/33	198,599	163,377
		4,265,674

	Principal Amount	Value
Corporate Bonds
Electric 0.7%
AEP Texas, Inc.
4.70%, due 5/15/32	$ 140,000	$ 128,901
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	130,000	117,027
Commonwealth Edison Co.
3.10%, due 11/1/24	250,000	241,022
Duke Energy Carolinas LLC
2.85%, due 3/15/32	340,000	281,542
Duke Energy Corp.
4.30%, due 3/15/28	250,000	235,330
4.50%, due 8/15/32	130,000	117,562
Entergy Arkansas LLC
3.70%, due 6/1/24	500,000	492,962
Pacific Gas and Electric Co.
5.45%, due 6/15/27	320,000	301,442
Virginia Electric and Power Co.
Series B
3.75%, due 5/15/27	620,000	585,275
		2,501,063
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29 (a)	192,000	165,828
Environmental Control 0.1%
Waste Management, Inc.
4.15%, due 4/15/32	350,000	323,758
Food 0.1%
Nestle Holdings, Inc.
4.25%, due 10/1/29 (a)	370,000	358,202
Gas 0.1%
CenterPoint Energy Resources Corp.
4.40%, due 7/1/32	335,000	311,452
Healthcare-Services 0.0% ‡
HCA, Inc.
3.625%, due 3/15/32 (a)	190,000	153,717
Insurance 0.4%
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (a)	975,000	910,098
Corebridge Financial, Inc.
3.85%, due 4/5/29 (a)	275,000	242,368

	Principal Amount	Value
Corporate Bonds
Insurance
Principal Life Global Funding II
1.25%, due 8/16/26 (a)	$ 350,000	$ 300,175
		1,452,641
Internet 0.1%
Amazon.com, Inc.
3.60%, due 4/13/32	310,000	281,877
Meta Platforms, Inc.
3.85%, due 8/15/32 (a)	245,000	215,386
		497,263
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25 (a)	350,000	345,623
Prospect Capital Corp.
3.437%, due 10/15/28	237,000	172,541
		518,164
Media 0.0% ‡
Charter Communications Operating LLC
2.25%, due 1/15/29	105,000	82,212
Oil & Gas 0.1%
Phillips 66 Co.
3.15%, due 12/15/29 (a)	455,000	384,332
Oil & Gas Services 0.2%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	925,000	906,649
Pharmaceuticals 0.1%
AbbVie, Inc.
4.25%, due 11/14/28	160,000	150,348
Merck & Co., Inc.
2.15%, due 12/10/31	175,000	141,143
		291,491
Pipelines 0.0% ‡
MPLX LP
4.95%, due 9/1/32	82,000	74,495
Real Estate Investment Trusts 0.3%
CubeSmart LP
2.25%, due 12/15/28	290,000	235,453
Realty Income Corp.
3.95%, due 8/15/27 (d)	437,000	410,385

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Simon Property Group LP
1.75%, due 2/1/28	$ 375,000	$ 310,690
		956,528
Retail 0.2%
Home Depot, Inc. (The)
3.25%, due 4/15/32	280,000	242,436
Lowe's Cos., Inc.
5.00%, due 4/15/33	170,000	160,581
Walmart, Inc.
4.15%, due 9/9/32	325,000	311,316
		714,333
Semiconductors 0.3%
NVIDIA Corp.
1.55%, due 6/15/28	122,000	101,186
NXP BV
4.30%, due 6/18/29	215,000	192,525
QUALCOMM, Inc.
2.15%, due 5/20/30	410,000	337,944
Texas Instruments, Inc.
3.65%, due 8/16/32	500,000	452,698
		1,084,353
Software 0.1%
Microsoft Corp.
2.525%, due 6/1/50	180,000	117,602
Oracle Corp.
2.30%, due 3/25/28	180,000	150,330
2.875%, due 3/25/31	95,000	74,923
		342,855
Telecommunications 0.6%
AT&T, Inc.
4.35%, due 3/1/29	775,000	724,555
T-Mobile US, Inc.
2.625%, due 2/15/29	195,000	161,000
3.50%, due 4/15/31	350,000	294,108
Verizon Communications, Inc.
2.10%, due 3/22/28	300,000	253,264
3.376%, due 2/15/25	6,000	5,808
4.016%, due 12/3/29	782,000	710,194
		2,148,929
Transportation 0.1%
FedEx Corp.
2.40%, due 5/15/31	175,000	136,316

	Principal Amount	Value
Corporate Bonds
Transportation
Union Pacific Corp.
4.50%, due 1/20/33	$ 170,000	$ 161,437
		297,753
Total Corporate Bonds (Cost $34,883,870)		32,076,036
Mortgage-Backed Security 0.1%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	419,064
Total Mortgage-Backed Security (Cost $514,201)		419,064
U.S. Government & Federal Agencies 22.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.8%
FFCB
2.03%, due 1/21/28	850,000	766,206
4.37%, due 5/17/32	375,000	353,583
FHLB
4.00%, due 5/26/27	1,100,000	1,056,725
4.00%, due 4/20/29	950,000	898,458
		3,074,972
United States Treasury Notes 21.7%
U.S. Treasury Notes
2.625%, due 6/30/23	6,025,000	5,959,808
2.75%, due 8/15/32	9,590,000	8,768,856
3.125%, due 8/31/27 (d)	14,120,000	13,544,169
3.125%, due 8/31/29	13,295,000	12,617,786
3.25%, due 8/31/24 (d)	23,440,000	23,016,981
3.50%, due 9/15/25	17,500,000	17,143,164
		81,050,764
Total U.S. Government & Federal Agencies (Cost $86,734,463)		84,125,736
Total Long-Term Bonds (Cost $127,843,728)		121,990,336

	Shares
Common Stocks 56.9%
Aerospace & Defense 2.7%
General Dynamics Corp.	14,527	3,082,193
L3Harris Technologies, Inc.	16,790	3,489,466

	Shares	Value
Common Stocks
Aerospace & Defense
Raytheon Technologies Corp.	42,774	$ 3,501,480
		10,073,139
Auto Components 0.7%
Gentex Corp.	106,702	2,543,776
Banks 4.0%
JPMorgan Chase & Co.	57,071	5,963,919
M&T Bank Corp.	22,091	3,895,085
PNC Financial Services Group, Inc. (The)	17,752	2,652,504
Truist Financial Corp.	58,068	2,528,281
		15,039,789
Beverages 0.7%
Keurig Dr Pepper, Inc.	76,080	2,725,186
Building Products 1.3%
Fortune Brands Home & Security, Inc.	26,885	1,443,456
Johnson Controls International plc	68,207	3,357,148
		4,800,604
Capital Markets 3.9%
ARES Management Corp.	46,908	2,905,951
Blackstone, Inc.	27,245	2,280,407
LPL Financial Holdings, Inc.	10,540	2,302,779
Morgan Stanley	59,217	4,678,735
Raymond James Financial, Inc.	24,722	2,443,028
		14,610,900
Chemicals 0.6%
Axalta Coating Systems Ltd. (e)	101,495	2,137,485
Communications Equipment 2.1%
Cisco Systems, Inc.	120,386	4,815,440
F5, Inc. (e)	20,044	2,900,968
		7,716,408
Containers & Packaging 0.5%
Sealed Air Corp.	43,098	1,918,292
Diversified Consumer Services 0.6%
H&R Block, Inc.	54,681	2,326,130
Electric Utilities 1.5%
Duke Energy Corp.	32,989	3,068,637
Exelon Corp.	71,212	2,667,601
		5,736,238

	Shares	Value
Common Stocks
Electrical Equipment 0.6%
Hubbell, Inc.	10,703	$ 2,386,769
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	115,206	3,343,278
Entertainment 0.9%
Electronic Arts, Inc.	29,777	3,445,497
Equity Real Estate Investment Trusts 2.2%
Gaming and Leisure Properties, Inc.	70,279	3,109,143
Host Hotels & Resorts, Inc.	145,758	2,314,637
Welltower, Inc.	41,164	2,647,669
		8,071,449
Food Products 1.7%
Archer-Daniels-Midland Co.	38,257	3,077,776
Mondelez International, Inc., Class A	57,086	3,130,025
		6,207,801
Gas Utilities 0.7%
Atmos Energy Corp.	26,510	2,700,044
Health Care Equipment & Supplies 2.5%
Becton Dickinson and Co.	13,819	3,079,288
Boston Scientific Corp. (e)	79,691	3,086,432
Medtronic plc	37,715	3,045,486
		9,211,206
Health Care Providers & Services 2.9%
Centene Corp. (e)	39,149	3,046,184
Elevance Health, Inc.	9,633	4,375,694
UnitedHealth Group, Inc.	6,855	3,462,049
		10,883,927
Household Durables 0.6%
Lennar Corp., Class A	30,215	2,252,528
Insurance 2.8%
Chubb Ltd.	19,611	3,566,849
MetLife, Inc.	76,708	4,662,312
Progressive Corp. (The)	18,362	2,133,848
		10,363,009
Interactive Media & Services 2.8%
Alphabet, Inc., Class C (e)	48,816	4,693,658
Meta Platforms, Inc., Class A (e)	42,953	5,827,863
		10,521,521

	Shares	Value
Common Stocks
IT Services 1.4%
Amdocs Ltd.	32,965	$ 2,619,069
Global Payments, Inc.	24,082	2,602,060
		5,221,129
Machinery 0.8%
Middleby Corp. (The) (e)	22,708	2,910,484
Media 0.5%
Omnicom Group, Inc.	32,438	2,046,513
Multi-Utilities 0.9%
Sempra Energy	22,392	3,357,456
Oil, Gas & Consumable Fuels 3.8%
ConocoPhillips	48,912	5,005,654
Coterra Energy, Inc.	125,498	3,278,008
EOG Resources, Inc.	28,995	3,239,611
Phillips 66	35,400	2,857,488
		14,380,761
Personal Products 0.7%
Unilever plc, Sponsored ADR	63,619	2,789,057
Pharmaceuticals 5.4%
AstraZeneca plc, Sponsored ADR	48,326	2,650,198
Eli Lilly and Co.	14,448	4,671,761
Merck & Co., Inc.	46,226	3,980,983
Pfizer, Inc.	146,299	6,402,044
Roche Holding AG	7,338	2,392,621
		20,097,607
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A (e)	33,929	2,290,547
Road & Rail 0.7%
Knight-Swift Transportation Holdings, Inc.	51,196	2,505,020
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	28,793	4,012,017
Micron Technology, Inc.	47,697	2,389,620
QUALCOMM, Inc.	28,491	3,218,913
		9,620,550
Specialty Retail 2.3%
Home Depot, Inc. (The)	14,547	4,014,099
TJX Cos., Inc. (The)	42,538	2,642,461

	Shares	Value
Common Stocks
Specialty Retail
Victoria's Secret & Co. (e)	61,611	$ 1,794,112
		8,450,672
Total Common Stocks (Cost $223,747,774)		212,684,772
Exchange-Traded Funds 8.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	18,951	1,941,530
iShares Intermediate Government/Credit Bond ETF	6,929	704,610
iShares Russell 1000 Value ETF	110,789	15,066,196
Vanguard Intermediate-Term Treasury ETF	110,282	6,430,543
Vanguard Russell 1000 Value	122,787	7,329,156
Total Exchange-Traded Funds (Cost $33,183,276)		31,472,035
Short-Term Investments 1.4%
Affiliated Investment Company 1.4%
MainStay U.S. Government Liquidity Fund, 2.409% (f)	5,075,361	5,075,361
Unaffiliated Investment Company 0.0% ‡
Invesco Government and Agency Portfolio, 3.03% (f)(g)	77,504	77,504
Total Short-Term Investments (Cost $5,152,865)		5,152,865
Total Investments (Cost $389,927,643)	99.3%	371,300,008
Other Assets, Less Liabilities	0.7	2,564,785
Net Assets	100.0%	$ 373,864,793

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2022.
(d)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $38,576,291; the total market value of collateral held by the Portfolio was $39,531,542. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $39,454,038. The Portfolio received cash collateral with a value of $77,504.
(e)	Non-income producing security.
(f)	Current yield as of September 30, 2022.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,715	$ 71,167	$ (70,807)	$ —	$ —	$ 5,075	$ 30	$ —	5,075
Futures Contracts
As of September 30, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	21	December 2022	$ 4,317,014	$ 4,313,203	$ (3,811)
U.S. Treasury 5 Year Notes	68	December 2022	7,544,153	7,310,531	(233,622)
U.S. Treasury 10 Year Notes	22	December 2022	2,501,332	2,465,375	(35,957)
U.S. Treasury Ultra Bonds	1	December 2022	148,390	137,000	(11,390)
Total Long Contracts					(284,780)
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(36)	December 2022	(4,281,091)	(4,265,437)	15,654
U.S. Treasury Long Bonds	(3)	December 2022	(407,714)	(379,219)	28,495
Total Short Contracts					44,149
Net Unrealized Depreciation					$ (240,631)

1.	As of September 30, 2022, cash in the amount of $102,790 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2022.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
LIBOR—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 5,369,500	$ —	$ 5,369,500
Corporate Bonds	—	32,076,036	—	32,076,036
Mortgage-Backed Security	—	419,064	—	419,064
U.S. Government & Federal Agencies	—	84,125,736	—	84,125,736
Total Long-Term Bonds	—	121,990,336	—	121,990,336
Common Stocks
Pharmaceuticals	17,704,986	2,392,621	—	20,097,607
All Other Industries	192,587,165	—	—	192,587,165
Total Common Stocks	210,292,151	2,392,621	—	212,684,772
Exchange-Traded Funds	31,472,035	—	—	31,472,035
Short-Term Investments
Affiliated Investment Company	5,075,361	—	—	5,075,361
Unaffiliated Investment Company	77,504	—	—	77,504
Total Short-Term Investments	5,152,865	—	—	5,152,865
Total Investments in Securities	$ 246,917,051	$ 124,382,957	$ —	$ 371,300,008
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (240,631)	$ —	$ —	$ (240,631)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.2%
Asset-Backed Securities 6.9%
Automobile Asset-Backed Security 0.4%
Hertz Vehicle Financing III LLC
Series 2022-3A, Class B
3.86%, due 3/25/25 (a)	$ 2,500,000	$ 2,436,253
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (b)	25,867	25,540
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
5.552%, due 10/25/30 (b)	429,786	238,261
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (b)	796,791	248,776
		512,577
Other Asset-Backed Securities 6.4%
522 Funding CLO Ltd.
Series 2019-4A, Class BR
4.31% (3 Month LIBOR + 1.60%), due 4/20/30 (a)(c)	3,000,000	2,858,349
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
4.11% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(c)	2,000,000	1,883,098
CARS-DB5 LP
Series 2021-1A, Class A3
1.92%, due 8/15/51 (a)	2,497,917	2,115,712
College Avenue Student Loans LLC (a)
Series 2021-A, Class A2
1.60%, due 7/25/51	2,140,449	1,777,741
Series 2021-B, Class A2
1.76%, due 6/25/52	2,529,937	2,169,465
Series 2021-C, Class A2
2.32%, due 7/26/55	2,762,970	2,360,367
Cook Park CLO Ltd.
Series 2018-1A, Class B
4.14% (3 Month LIBOR + 1.40%), due 4/17/30 (a)(c)	3,000,000	2,833,254
Galaxy XXI CLO Ltd.
Series 2015-21A, Class BR
4.06% (3 Month LIBOR + 1.35%), due 4/20/31 (a)(c)	1,500,000	1,399,842
Grippen Park CLO Ltd.
Series 2017-1A, Class B
4.36% (3 Month LIBOR + 1.65%), due 1/20/30 (a)(c)	750,000	719,501
Lunar Structured Aircraft Portfolio Notes
Series 2021-1, Class A
2.636%, due 10/15/46 (a)	2,491,857	2,057,811

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Marlin Receivables LLC
Series 2022-1A, Class A2
4.53%, due 9/20/25 (a)	$ 2,400,000	$ 2,367,937
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
4.293% (3 Month LIBOR + 1.50%), due 1/28/30 (a)(c)	1,000,000	952,434
Neuberger Berman Loan Advisers CLO 24 Ltd.
Series 2017-24A, Class BR
4.238% (3 Month LIBOR + 1.50%), due 4/19/30 (a)(c)	1,000,000	953,072
Oak Street Investment Grade Net Lease Fund
Series 2021-2A, Class A1
2.38%, due 11/20/51 (a)	2,365,741	2,063,925
Oaktree CLO Ltd.
Series 2021-2A, Class A
3.692% (3 Month LIBOR + 1.18%), due 1/15/35 (a)(c)	3,000,000	2,856,804
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
4.26% (3 Month LIBOR + 1.55%), due 7/20/30 (a)(c)	2,000,000	1,902,702
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
3.973% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(c)	2,000,000	1,921,748
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (a)	4,250,000	3,722,462
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
4.134% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(c)	2,243,000	2,196,240
TICP CLO XV Ltd.
Series 2020-15A, Class A
3.99% (3 Month LIBOR + 1.28%), due 4/20/33 (a)(c)	2,000,000	1,938,552
Voya CLO Ltd.
Series 2019-1A, Class BR
4.062% (3 Month LIBOR + 1.55%), due 4/15/31 (a)(c)	2,000,000	1,873,926
		42,924,942
Total Asset-Backed Securities (Cost $50,407,743)		45,873,772
Corporate Bonds 27.2%
Aerospace & Defense 0.8%
Boeing Co. (The)
3.10%, due 5/1/26	1,925,000	1,757,337
3.25%, due 2/1/28	1,825,000	1,591,833
Lockheed Martin Corp.
3.90%, due 6/15/32	2,230,000	2,065,788
		5,414,958

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 1.2%
Daimler Trucks Finance North America LLC
3.65%, due 4/7/27 (a)	$ 1,670,000	$ 1,527,810
Ford Motor Credit Co. LLC
3.664%, due 9/8/24	1,800,000	1,692,000
General Motors Co.
5.60%, due 10/15/32	540,000	482,029
General Motors Financial Co., Inc.
1.05%, due 3/8/24	3,253,000	3,048,593
Mercedes-Benz Finance North America LLC
2.625%, due 3/10/30 (a)	1,530,000	1,262,054
		8,012,486
Banks 8.4%
Banco Santander SA
5.294%, due 8/18/27	2,200,000	2,072,297
Bank of America Corp. (d)
1.922%, due 10/24/31	2,392,000	1,769,356
2.087%, due 6/14/29	2,000,000	1,625,269
5.015%, due 7/22/33	1,765,000	1,637,307
Citigroup, Inc. (d)
2.561%, due 5/1/32	1,625,000	1,247,453
2.666%, due 1/29/31	2,770,000	2,210,047
5.61%, due 9/29/26	4,770,000	4,743,684
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (a)(c)	3,080,000	2,904,744
Goldman Sachs Group, Inc. (The) (d)
2.65%, due 10/21/32	375,000	287,425
3.102%, due 2/24/33	1,950,000	1,548,797
JPMorgan Chase & Co. (d)
1.578%, due 4/22/27	3,555,000	3,069,048
2.963%, due 1/25/33	2,110,000	1,658,639
4.565%, due 6/14/30	1,310,000	1,207,203
4.912%, due 7/25/33	820,000	756,167
Mitsubishi UFJ Financial Group, Inc. (c)
2.852% (1 Year Treasury Constant Maturity Rate + 1.10%), due 1/19/33	1,590,000	1,232,095
5.063% (1 Year Treasury Constant Maturity Rate + 1.55%), due 9/12/25	3,870,000	3,829,309
Mizuho Financial Group, Inc.
5.414% (1 Year Treasury Constant Maturity Rate + 2.05%), due 9/13/28 (c)	2,450,000	2,394,858
Morgan Stanley (d)
1.512%, due 7/20/27	2,080,000	1,771,508
2.239%, due 7/21/32	950,000	713,657
4.679%, due 7/17/26	2,630,000	2,560,890
4.889%, due 7/20/33	1,185,000	1,097,977
5.297%, due 4/20/37	905,000	813,195
Nordea Bank Abp
5.375%, due 9/22/27 (a)	3,085,000	3,006,742
Santander Holdings USA, Inc.
5.807%, due 9/9/26 (d)	1,380,000	1,348,794

	Principal Amount	Value
Corporate Bonds
Banks
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (a)(c)	$ 2,100,000	$ 1,966,501
Sumitomo Mitsui Trust Bank Ltd.
1.35%, due 9/16/26 (a)	2,000,000	1,721,826
Swedbank AB
5.337%, due 9/20/27 (a)	2,770,000	2,683,833
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(c)	1,415,000	1,208,699
Wells Fargo & Co.
4.54%, due 8/15/26 (d)	2,780,000	2,689,387
		55,776,707
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/48	2,000,000	1,656,273
PepsiCo, Inc.
2.625%, due 10/21/41	1,250,000	879,995
		2,536,268
Biotechnology 0.2%
Amgen, Inc.
4.20%, due 2/22/52	1,070,000	838,771
4.875%, due 3/1/53	810,000	712,565
		1,551,336
Chemicals 0.1%
LYB International Finance III LLC
1.25%, due 10/1/25	908,000	797,837
Commercial Services 0.4%
Global Payments, Inc.
2.15%, due 1/15/27	2,000,000	1,711,387
PayPal Holdings, Inc.
5.05%, due 6/1/52	370,000	329,438
5.25%, due 6/1/62	350,000	312,731
		2,353,556
Computers 0.3%
Apple, Inc.
2.40%, due 8/20/50	615,000	381,699
2.65%, due 2/8/51	2,370,000	1,555,983
		1,937,682
Cosmetics & Personal Care 0.1%
Unilever Capital Corp.
1.75%, due 8/12/31	1,280,000	986,320

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 2.8%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	$ 1,670,000	$ 1,339,283
Air Lease Corp.
0.70%, due 2/15/24	1,575,000	1,471,481
1.875%, due 8/15/26	2,125,000	1,800,894
Aircastle Ltd.
2.85%, due 1/26/28 (a)	1,204,000	934,678
Antares Holdings LP
3.95%, due 7/15/26 (a)	3,100,000	2,650,511
Aviation Capital Group LLC (a)
1.95%, due 1/30/26	1,525,000	1,280,098
1.95%, due 9/20/26	1,790,000	1,449,651
Blackstone Holdings Finance Co. LLC
1.625%, due 8/5/28 (a)	2,250,000	1,816,360
Capital One Financial Corp.
4.985%, due 7/24/26 (d)	2,920,000	2,854,736
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	1,650,000	1,560,610
5.20%, due 6/15/62	570,000	510,120
Thirax 1 LLC
0.968%, due 1/14/33	1,588,794	1,307,020
		18,975,442
Electric 2.2%
AEP Texas, Inc.
5.25%, due 5/15/52	60,000	54,750
AEP Transmission Co. LLC
Series O
4.50%, due 6/15/52	740,000	628,357
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	820,000	738,170
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	505,000	388,156
Duke Energy Carolinas LLC
2.85%, due 3/15/32	1,930,000	1,598,168
Duke Energy Corp.
4.30%, due 3/15/28	1,730,000	1,628,481
5.00%, due 8/15/52	370,000	315,332
Entergy Mississippi LLC
3.85%, due 6/1/49	1,230,000	922,653
Exelon Corp.
4.10%, due 3/15/52 (a)	585,000	451,347
Georgia Power Co.
4.30%, due 3/15/42	1,741,000	1,389,211
NSTAR Electric Co.
4.55%, due 6/1/52	1,080,000	937,479

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
5.45%, due 6/15/27	$ 2,120,000	$ 1,997,057
Southern California Edison Co.
1.10%, due 4/1/24	1,213,000	1,142,877
Series 20C
1.20%, due 2/1/26	1,800,000	1,584,033
Virginia Electric and Power Co.
Series C
4.625%, due 5/15/52	969,000	837,783
		14,613,854
Entertainment 0.2%
Warnermedia Holdings, Inc. (a)
4.054%, due 3/15/29	540,000	466,391
5.05%, due 3/15/42	1,070,000	800,621
		1,267,012
Environmental Control 0.2%
Waste Management, Inc.
4.15%, due 4/15/32	1,660,000	1,535,536
Food 0.4%
Nestle Holdings, Inc.
4.25%, due 10/1/29 (a)	2,660,000	2,575,179
Gas 0.3%
CenterPoint Energy Resources Corp.
4.40%, due 7/1/32	1,550,000	1,441,046
NiSource, Inc.
5.65%, due 2/1/45	595,000	550,762
		1,991,808
Healthcare-Products 0.1%
Danaher Corp.
2.80%, due 12/10/51	570,000	366,704
Healthcare-Services 0.0% ‡
HCA, Inc.
4.625%, due 3/15/52 (a)	410,000	307,952
Insurance 1.1%
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (a)	3,975,000	3,710,398
Corebridge Financial, Inc. (a)
3.85%, due 4/5/29	375,000	330,502
4.35%, due 4/5/42	195,000	150,026

	Principal Amount	Value
Corporate Bonds
Insurance
MetLife, Inc.
5.00%, due 7/15/52	$ 585,000	$ 533,263
Principal Life Global Funding II
1.25%, due 8/16/26 (a)	2,250,000	1,929,698
Prudential Financial, Inc.
3.70%, due 3/13/51	1,050,000	772,148
		7,426,035
Internet 0.4%
Amazon.com, Inc.
2.50%, due 6/3/50	1,250,000	780,417
3.10%, due 5/12/51	1,050,000	735,078
3.95%, due 4/13/52	720,000	590,556
Meta Platforms, Inc.
4.65%, due 8/15/62 (a)	405,000	326,258
		2,432,309
Investment Companies 0.4%
Blackstone Private Credit Fund
7.05%, due 9/29/25 (a)	1,895,000	1,871,304
Prospect Capital Corp.
3.437%, due 10/15/28	1,195,000	869,983
		2,741,287
Iron & Steel 0.2%
Nucor Corp.
2.00%, due 6/1/25	1,575,000	1,453,725
Media 0.7%
Charter Communications Operating LLC
2.25%, due 1/15/29	910,000	712,505
4.908%, due 7/23/25	1,230,000	1,199,446
5.25%, due 4/1/53	560,000	428,823
Comcast Corp.
4.60%, due 10/15/38	750,000	659,926
Walt Disney Co. (The)
2.65%, due 1/13/31	2,125,000	1,758,310
		4,759,010
Oil & Gas 0.3%
Phillips 66 Co.
3.15%, due 12/15/29 (a)	2,430,000	2,052,585
Packaging & Containers 0.3%
WRKCo, Inc.
3.75%, due 3/15/25	1,825,000	1,758,315

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 1.1%
AbbVie, Inc.
4.25%, due 11/14/28	$ 1,065,000	$ 1,000,751
AstraZeneca plc
1.375%, due 8/6/30	2,900,000	2,238,174
Bristol-Myers Squibb Co.
2.55%, due 11/13/50	1,250,000	770,173
CVS Health Corp.
5.05%, due 3/25/48	1,240,000	1,092,021
Eli Lilly and Co.
3.375%, due 3/15/29	2,600,000	2,405,814
		7,506,933
Pipelines 0.3%
Energy Transfer LP
5.00%, due 5/15/50	20,000	15,632
Kinder Morgan, Inc.
5.45%, due 8/1/52	395,000	342,201
MPLX LP
4.95%, due 9/1/32	890,000	808,547
ONEOK, Inc.
5.20%, due 7/15/48	215,000	171,159
TransCanada PipeLines Ltd.
5.10%, due 3/15/49	625,000	553,156
		1,890,695
Real Estate 0.2%
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, due 10/15/31 (a)	1,675,000	1,309,611
Real Estate Investment Trusts 0.6%
Alexandria Real Estate Equities, Inc.
3.55%, due 3/15/52	1,050,000	710,608
Realty Income Corp.
3.95%, due 8/15/27	1,565,000	1,469,685
Simon Property Group LP
1.75%, due 2/1/28	1,980,000	1,640,444
		3,820,737
Retail 0.5%
Home Depot, Inc. (The)
4.95%, due 9/15/52	1,090,000	1,024,677
Lowe's Cos., Inc.
5.625%, due 4/15/53	635,000	587,254
Walmart, Inc.
4.15%, due 9/9/32	1,760,000	1,685,894
		3,297,825

	Principal Amount	Value
Corporate Bonds
Semiconductors 0.7%
NVIDIA Corp.
1.55%, due 6/15/28	$ 1,004,000	$ 832,709
NXP BV
4.30%, due 6/18/29	1,215,000	1,087,988
QUALCOMM, Inc.
4.50%, due 5/20/52	750,000	643,192
Texas Instruments, Inc.
4.10%, due 8/16/52	1,010,000	861,806
4.15%, due 5/15/48	1,200,000	1,023,190
		4,448,885
Software 0.6%
Microsoft Corp.
2.525%, due 6/1/50	2,330,000	1,522,290
Oracle Corp.
2.30%, due 3/25/28	490,000	409,231
3.65%, due 3/25/41	1,080,000	733,778
3.95%, due 3/25/51	645,000	427,767
Salesforce, Inc.
2.70%, due 7/15/41	1,660,000	1,142,829
		4,235,895
Telecommunications 1.2%
AT&T, Inc.
3.50%, due 9/15/53	740,000	493,092
3.55%, due 9/15/55	1,012,000	664,718
4.35%, due 3/1/29	1,489,000	1,392,080
Telefonica Emisiones SA
5.213%, due 3/8/47	320,000	243,444
T-Mobile US, Inc.
2.625%, due 2/15/29	2,390,000	1,973,280
5.65%, due 1/15/53	700,000	661,231
Verizon Communications, Inc.
3.55%, due 3/22/51	1,260,000	885,984
4.50%, due 8/10/33	1,610,000	1,450,088
		7,763,917
Transportation 0.5%
FedEx Corp.
4.05%, due 2/15/48	715,000	523,956
Norfolk Southern Corp.
5.64%, due 5/17/29	1,400,000	1,424,987
Union Pacific Corp.
4.50%, due 1/20/33	1,825,000	1,733,070
		3,682,013
Total Corporate Bonds (Cost $201,441,846)		181,580,414

	Principal Amount	Value
Foreign Government Bond 0.2%
Chile 0.2%
Banco del Estado de Chile
2.704%, due 1/9/25 (a)	$ 1,275,000	$ 1,190,925
Total Foreign Government Bond (Cost $1,275,000)		1,190,925
Mortgage-Backed Securities 8.2%
Agency (Collateralized Mortgage Obligations) 3.5%
FHLMC
REMIC, Series 4994, Class GV
2.00%, due 6/25/46	2,000,000	1,564,068
REMIC, Series 4682, Class KZ
3.50%, due 9/15/46	2,711,021	2,493,075
UMBS, Single Family, 30 Year
2.00%, due 10/25/52 TBA (e)	26,950,000	19,184,039
		23,241,182
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.5%
Aventura Mall Trust
Series 2018-AVM, Class A
4.249%, due 7/5/40 (a)(f)	3,250,000	2,928,114
BPR Trust
Series 2022-OANA, Class A
4.743% (1 Month SOFR + 1.898%), due 4/15/37 (a)(c)	3,500,000	3,447,540
CSMC OA LLC
Series 2014-USA, Class A1
3.304%, due 9/15/37 (a)	2,143,467	1,953,980
CSMC Trust
Series 2019-UVIL, Class A
3.16%, due 12/15/41 (a)	1,650,000	1,364,823
FHLMC, Multifamily Structured Pass-Through Certificates (f)(g)
REMIC, Series K119, Class X1
1.025%, due 9/25/30	54,760,007	3,072,409
REMIC, Series K108, Class X1
1.81%, due 3/25/30	19,189,593	1,863,810
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (a)	3,250,000	2,995,085
Queens Center Mortgage Trust
Series 2013-QCA, Class A
3.275%, due 1/11/37 (a)	3,000,000	2,797,404
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194%, due 8/17/36 (a)(f)	3,000,000	2,743,121
		23,166,286

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations) 1.2%
GCAT Trust (a)(h)
Series 2022-NQM2, Class A1
4.21%, due 2/25/67	$ 2,040,133	$ 1,902,354
Series 2022-NQM3, Class A1
4.348%, due 4/25/67	3,582,781	3,438,621
New Residential Mortgage Loan Trust
Series 2022-NQM2, Class A1
3.079%, due 3/27/62 (a)(h)	3,098,243	2,722,392
		8,063,367
Total Mortgage-Backed Securities (Cost $59,259,642)		54,470,835
Municipal Bonds 0.6%
Texas 0.6%
San Antonio Water System Revenue Bonds
Series B
5.502%, due 5/15/29	2,000,000	2,068,114
Texas Transportation Commission State Highway Fund Revenue Bonds, First Tier
Series B
5.178%, due 4/1/30	2,150,000	2,179,091
Total Municipal Bonds (Cost $4,538,278)		4,247,205
U.S. Government & Federal Agencies 56.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.5%
FFCB
2.03%, due 1/21/28	3,800,000	3,425,389
4.37%, due 5/17/32	2,175,000	2,050,784
FHLB
4.00%, due 5/26/27	5,840,000	5,610,249
4.00%, due 4/20/29	4,915,000	4,648,339
4.00%, due 4/21/32	1,775,000	1,639,250
FHLMC
4.00%, due 5/27/27	2,400,000	2,347,708
FHLMC Gold Pools, 15 Year
4.50%, due 4/1/23	278	274
5.00%, due 3/1/25	10,456	10,501
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	2,556	2,637
6.50%, due 8/1/37	13,831	14,288
Tennessee Valley Authority
5.25%, due 9/15/39	2,000,000	2,127,979

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 20 Year
3.50%, due 8/1/40	$ 3,374,138	$ 3,124,821
4.00%, due 8/1/42	1,972,518	1,852,126
UMBS, 30 Year
2.00%, due 8/1/50	3,534,474	2,878,820
2.00%, due 3/1/51	5,383,228	4,410,510
2.50%, due 9/1/49	3,095,809	2,629,165
2.50%, due 5/1/50	2,693,595	2,283,911
2.50%, due 10/1/50	2,636,299	2,235,327
2.50%, due 11/1/50	4,732,690	4,017,164
2.50%, due 8/1/51	2,773,551	2,344,343
3.00%, due 1/1/52	1,864,558	1,638,415
3.50%, due 11/1/51	3,701,437	3,341,500
5.00%, due 7/1/52	4,936,182	4,838,091
5.00%, due 7/1/52 (i)	2,438,764	2,378,650
5.50%, due 10/1/52 (i)	3,200,000	3,190,791
		63,041,032
Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.2%
FNMA, Other
3.50%, due 8/1/56	1,417,609	1,285,176
UMBS, 15 Year
4.50%, due 5/1/24	53,247	52,394
5.00%, due 12/1/23	4,927	4,943
5.00%, due 12/1/23	3,256	3,267
UMBS, 20 Year
2.00%, due 12/1/40 (i)	3,806,388	3,189,688
2.00%, due 5/1/42	2,442,916	2,044,456
2.50%, due 2/1/42	2,867,859	2,474,761
2.50%, due 4/1/42	4,882,680	4,208,558
UMBS, 30 Year
2.00%, due 8/1/50	3,868,776	3,164,819
2.00%, due 12/1/50	3,706,022	3,021,363
2.00%, due 12/1/50	1,651,495	1,353,067
2.00%, due 1/1/51	1,807,372	1,480,776
2.00%, due 3/1/51	4,059,598	3,313,178
2.50%, due 5/1/43	258,789	218,298
2.50%, due 5/1/46	1,813,346	1,534,998
2.50%, due 3/1/47	4,386,842	3,703,561
2.50%, due 11/1/49	3,625,231	3,083,265
2.50%, due 10/1/51	4,148,645	3,506,275
2.50%, due 2/1/52	2,875,747	2,421,706
3.00%, due 7/1/50	2,460,496	2,169,284
3.00%, due 10/1/50	4,131,238	3,653,613
3.00%, due 9/1/51	3,652,348	3,202,275
3.00%, due 12/1/51	2,860,681	2,528,919
3.00%, due 2/1/52	2,398,534	2,093,349
3.50%, due 5/1/50	4,830,318	4,416,253

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 6/1/52	$ 3,495,186	$ 3,247,688
4.00%, due 7/1/52	4,149,947	3,856,098
4.50%, due 5/1/50	2,227,252	2,140,837
4.50%, due 7/1/52	2,656,369	2,537,739
4.50%, due 7/1/52 (i)	2,708,465	2,587,508
5.50%, due 8/1/52 (i)	2,242,851	2,265,082
6.50%, due 10/1/36	11,100	11,473
6.50%, due 10/1/36	11,406	11,755
6.50%, due 8/1/37	1,926	1,985
7.00%, due 9/1/37	26,906	28,151
7.00%, due 10/1/37	298	318
7.00%, due 11/1/37	3,910	4,101
7.50%, due 7/1/28	5,287	5,335
		74,826,312
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.6%
GNMA I, 30 Year
4.00%, due 3/15/44	23,812	22,789
4.00%, due 7/15/44	146,175	139,245
4.00%, due 7/15/45	82,515	79,374
4.50%, due 6/15/39	350,693	353,995
4.50%, due 6/15/40	144,323	142,312
GNMA II, 30 Year
2.00%, due 6/20/51	5,787,232	4,851,137
2.50%, due 5/20/51	6,520,369	5,629,185
3.00%, due 8/20/51	6,793,654	6,036,382
3.50%, due 8/20/51	1,231,409	1,122,793
4.00%, due 4/20/52	2,411,273	2,256,118
4.50%, due 8/20/48	3,484,632	3,383,403
		24,016,733
United States Treasury Bonds 2.8%
U.S. Treasury Bonds
1.625%, due 11/15/50	5,050,000	3,135,340
1.875%, due 2/15/41	3,770,000	2,670,368
1.875%, due 11/15/51	4,540,000	3,002,252
2.00%, due 8/15/51	820,000	560,098
2.375%, due 2/15/42	2,140,000	1,639,775
2.875%, due 5/15/52	6,445,000	5,404,737
3.00%, due 8/15/52	2,100,000	1,812,234
3.25%, due 5/15/42	500,000	443,750
		18,668,554
United States Treasury Notes 29.0%
U.S. Treasury Notes
2.625%, due 6/30/23	27,150,000	26,856,229
2.75%, due 8/15/32	45,530,000	41,631,494
3.125%, due 8/31/27	28,610,000	27,443,248

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
3.125%, due 8/31/29	$ 43,560,000	$ 41,341,162
3.25%, due 8/31/24	57,260,000	56,226,636
		193,498,769
Total U.S. Government & Federal Agencies (Cost $400,589,988)		374,051,400
Total Long-Term Bonds (Cost $717,512,497)		661,414,551

	Shares
Short-Term Investment 0.6%
Unaffiliated Investment Company 0.6%
JPMorgan U.S. Government Money Market Fund, IM Class, 2.726% (h)(j)	3,998,136	3,998,136
Total Short-Term Investment (Cost $3,998,136)		3,998,136
Total Investments (Cost $721,510,633)	99.8%	665,412,687
Other Assets, Less Liabilities	0.2	1,170,197
Net Assets	100.0%	$ 666,582,884

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of September 30, 2022.
(c)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2022.
(e)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2022, the total net market value was $19,184,039, which represented 2.9% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2022.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2022.
(i)	Delayed delivery security.
(j)	Current yield as of September 30, 2022.

Futures Contracts
As of September 30, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	220	December 2022	$ 45,225,867	$ 45,185,938	$ (39,929)
U.S. Treasury 5 Year Notes	41	December 2022	4,420,060	4,407,820	(12,240)
U.S. Treasury Ultra Bonds	301	December 2022	44,665,248	41,237,000	(3,428,248)
Total Long Contracts					(3,480,417)
Short Contracts
U.S. Treasury 10 Year Notes	(60)	December 2022	(6,697,941)	(6,723,750)	(25,809)
U.S. Treasury 10 Year Ultra Bonds	(270)	December 2022	(32,252,457)	(31,990,781)	261,676
Total Short Contracts					235,867
Net Unrealized Depreciation					$ (3,244,550)

1.	As of September 30, 2022, cash in the amount of $1,688,375 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2022.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 45,873,772	$ —	$ 45,873,772
Corporate Bonds	—	181,580,414	—	181,580,414
Foreign Government Bond	—	1,190,925	—	1,190,925
Mortgage-Backed Securities	—	54,470,835	—	54,470,835
Municipal Bonds	—	4,247,205	—	4,247,205
U.S. Government & Federal Agencies	—	374,051,400	—	374,051,400
Total Long-Term Bonds	—	661,414,551	—	661,414,551
Short-Term Investment
Unaffiliated Investment Company	3,998,136	—	—	3,998,136
Total Investments in Securities	3,998,136	661,414,551	—	665,412,687
Other Financial Instruments
Futures Contracts (b)	261,676	—	—	261,676
Total Investments in Securities and Other Financial Instruments	$ 4,259,812	$ 661,414,551	$ —	$ 665,674,363
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (3,506,226)	$ —	$ —	$ (3,506,226)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 87.4%
Equity Funds 35.0%
IQ 500 International ETF	340,196	$ 8,235,975
IQ Candriam ESG International Equity ETF	389,603	8,204,182
IQ Candriam ESG U.S. Large Cap Equity ETF	426,520	13,087,852
IQ Chaikin U.S. Large Cap ETF	355,979	10,102,292
IQ Chaikin U.S. Small Cap ETF	178,567	5,158,836
IQ FTSE International Equity Currency Neutral ETF	517,959	9,980,500
MainStay Epoch Capital Growth Fund Class I	179,202	1,741,722
MainStay Epoch International Choice Fund Class I	168,632	4,910,259
MainStay VP American Century Sustainable Equity Portfolio Initial Class	987,694	11,643,041
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	963,368	7,302,811
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	665,679	10,370,741
MainStay VP MacKay International Equity Portfolio Initial Class	406,885	4,838,923
MainStay VP S&P 500 Index Portfolio Initial Class	107,740	7,358,800
MainStay VP Small Cap Growth Portfolio Initial Class	594,567	7,286,713
MainStay VP Wellington Growth Portfolio Initial Class	504,171	13,077,743
MainStay VP Wellington Mid Cap Portfolio Initial Class	665,579	7,855,434
MainStay VP Wellington Small Cap Portfolio Initial Class	609,172	6,172,005
MainStay VP Wellington U.S. Equity Portfolio Initial Class	244,681	6,298,571
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	525,950	12,790,900
MainStay WMC Enduring Capital Fund Class R6	205,433	5,849,995
MainStay WMC International Research Equity Fund Class I	874,624	4,939,000
MainStay WMC Value Fund Class R6	363,820	10,000,346
Total Equity Funds (Cost $198,379,931)		177,206,641
Fixed Income Funds 52.4%
IQ MacKay ESG Core Plus Bond ETF (a)	1,347,699	27,762,195
MainStay MacKay Short Duration High Yield Fund Class I	2,456,185	22,036,402
MainStay VP Bond Portfolio Initial Class (a)	2,172,630	26,423,095
MainStay VP Floating Rate Portfolio Initial Class (a)	4,764,653	39,266,456
MainStay VP Indexed Bond Portfolio Initial Class (a)	13,811,683	121,385,356
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	2,643,777	23,249,109
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	589,282	5,047,848
Total Fixed Income Funds (Cost $306,145,971)		265,170,461
Total Affiliated Investment Companies (Cost $504,525,902)		442,377,102

	Shares	Value
Short-Term Investment 12.5%
Affiliated Investment Company 12.5%
MainStay U.S. Government Liquidity Fund, 2.409% (a)(b)	63,304,501	$ 63,304,501
Total Short-Term Investment (Cost $63,304,501)	12.5%	63,304,501
Total Investments (Cost $567,830,403)	99.9%	505,681,603
Other Assets, Less Liabilities	0.1	380,601
Net Assets	100.0%	$ 506,062,204

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 11,476	$ 1,335	$ (1,902)	$ 181	$ (2,854)	$ 8,236	$ 211	$ —	340
IQ Candriam ESG International Equity ETF	11,604	1,451	(1,514)	336	(3,673)	8,204	230	—	390
IQ Candriam ESG U.S. Large Cap Equity ETF	20,570	1,579	(4,054)	1,030	(6,037)	13,088	155	—	427
IQ Chaikin U.S. Large Cap ETF	14,606	365	(1,988)	586	(3,467)	10,102	116	—	356
IQ Chaikin U.S. Small Cap ETF	4,613	2,186	(575)	188	(1,253)	5,159	39	—	179
IQ FTSE International Equity Currency Neutral ETF	13,789	1,005	(1,824)	193	(3,182)	9,981	261	—	518
IQ MacKay ESG Core Plus Bond ETF	—	32,735	(1,789)	(190)	(2,994)	27,762	372	—	1,348
MainStay Epoch Capital Growth Fund Class I	2,554	196	(308)	(49)	(651)	1,742	—	—	179
MainStay Epoch International Choice Fund Class I	7,040	844	(1,049)	5	(1,930)	4,910	—	—	169
MainStay MacKay Short Duration High Yield Fund Class I	41,539	7,404	(23,712)	(1,342)	(1,853)	22,036	1,149	—	2,456
MainStay U.S. Government Liquidity Fund	56,348	108,661	(101,704)	—	—	63,305	295	—	63,305
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	14,445	1,159	(1,987)	290	(2,264)	11,643	—	—	988
MainStay VP Bond Portfolio Initial Class	37,645	1,633	(7,488)	(296)	(5,071)	26,423	—	—	2,173
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	10,230	727	(352)	39	(3,341)	7,303	—	—	963
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	15,406	106	(3,375)	531	(2,297)	10,371	—	—	666
MainStay VP Floating Rate Portfolio Initial Class	51,854	1,625	(11,000)	(513)	(2,700)	39,266	1,385	—	4,765
MainStay VP Indexed Bond Portfolio Initial Class	212,609	372	(66,074)	(1,609)	(23,913)	121,385	—	—	13,812
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	27,741	12,979	(14,268)	(1,704)	(1,499)	23,249	—	—	2,644
MainStay VP MacKay International Equity Portfolio Initial Class	6,870	1,206	(879)	(44)	(2,314)	4,839	—	—	407
MainStay VP PIMCO Real Return Portfolio Initial Class	6,957	41	(1,097)	138	(991)	5,048	—	—	589

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP S&P 500 Index Portfolio Initial Class (b)	$ 10,620	$ 467	$ (1,381)	$ 313	$ (2,660)	$ 7,359	$ —	$ —	108
MainStay VP Small Cap Growth Portfolio Initial Class	8,925	1,603	(470)	42	(2,813)	7,287	—	—	595
MainStay VP Wellington Growth Portfolio Initial Class	19,594	4,200	(3,560)	536	(7,692)	13,078	—	—	504
MainStay VP Wellington Mid Cap Portfolio Initial Class	9,900	956	(205)	11	(2,807)	7,855	—	—	666
MainStay VP Wellington Small Cap Portfolio Initial Class	7,130	1,562	(625)	74	(1,969)	6,172	—	—	609
MainStay VP Wellington U.S. Equity Portfolio Initial Class	10,397	851	(2,546)	(199)	(2,204)	6,299	—	—	245
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	20,477	4,320	(4,545)	427	(7,888)	12,791	—	—	526
MainStay WMC Enduring Capital Fund Class R6	8,738	524	(1,866)	(417)	(1,129)	5,850	—	—	205
MainStay WMC International Research Equity Fund Class I	6,860	799	(804)	(197)	(1,719)	4,939	—	—	875
MainStay WMC Value Fund Class R6	14,820	—	(3,197)	(955)	(668)	10,000	—	—	364
	$685,357	$192,891	$(266,138)	$(2,595)	$(103,833)	$505,682	$4,213	$—

(a)	Prior to May 1, 2022, known as MainStay VP T. Rowe Price Equity Income Portfolio Initial Class.
(b)	Prior to May 1, 2022, known as MainStay VP MacKay S&P 500 Index Portfolio Initial Class.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/2/22	Daily	11,062	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.35%	12/2/22	Daily	5,049	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/2/22	Daily	(9,853)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/2/22	Daily	4,993	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	2,341	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(7,012)	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	8,041	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/2/22	Daily	9,336	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF minus 0.10%	12/2/22	Daily	(13,409)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	28,163	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	3,584	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	7,356	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/2/22	Daily	3,583	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 2.50%	12/2/22	Daily	(4,645)	—
						$ —

1.	As of September 30, 2022, cash in the amount $4,000,001 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 177,206,641	$ —	$ —	$ 177,206,641
Fixed Income Funds	265,170,461	—	—	265,170,461
Total Affiliated Investment Companies	442,377,102	—	—	442,377,102
Short-Term Investment
Affiliated Investment Company	63,304,501	—	—	63,304,501
Total Investments in Securities	$ 505,681,603	$ —	$ —	$ 505,681,603

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP CBRE Global Infrastructure Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.0%
Australia 10.0%
Atlas Arteria Ltd. (Transportation)	354,803	$ 1,403,016
NEXTDC Ltd. (Communications) (a)(b)	85,217	474,563
Transurban Group (Transportation)	182,878	1,434,396
		3,311,975
Canada 4.9%
Canadian National Railway Co. (Transportation)	6,290	679,294
Enbridge, Inc. (Midstream / Pipelines)	14,269	529,090
Pembina Pipeline Corp. (Midstream / Pipelines)	14,166	430,307
		1,638,691
China 2.0%
China Resources Gas Group Ltd. (Utilities)	76,177	240,443
ENN Energy Holdings Ltd. (Utilities)	14,999	199,583
Guangdong Investment Ltd. (Utilities)	268,335	214,701
		654,727
France 5.5%
Eiffage SA (Transportation)	9,523	762,340
Vinci SA (Transportation)	13,023	1,046,078
		1,808,418
Italy 3.2%
Enel SpA (Utilities)	103,824	425,473
Infrastrutture Wireless Italiane SpA (Communications)	41,026	358,697
Terna - Rete Elettrica Nazionale (Utilities)	42,801	260,737
		1,044,907
Japan 2.0%
Central Japan Railway Co. (Transportation)	2,941	344,538
West Japan Railway Co. (Transportation)	8,624	330,515
		675,053
Mexico 0.9%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	23,602	298,314
New Zealand 0.9%
Infratil Ltd. (Diversified)	61,140	295,199
Portugal 1.8%
EDP - Energias de Portugal SA (Utilities)	134,153	580,766
Spain 6.4%
Aena SME SA (Transportation) (a)	6,675	690,681
Cellnex Telecom SA (Communications)	38,984	1,201,930
Ferrovial SA (Transportation)	10,404	236,114
		2,128,725

	Shares	Value
Common Stocks
United Kingdom 3.7%
National Grid plc (Utilities)	93,567	$ 965,596
Pennon Group plc (Utilities)	29,955	262,604
		1,228,200
United States 57.7%
AES Corp. (The) (Utilities)	35,490	802,074
Ameren Corp. (Utilities)	13,376	1,077,437
American Electric Power Co., Inc. (Utilities)	17,168	1,484,174
American Tower Corp. (Communications)	5,922	1,271,453
Cheniere Energy, Inc. (Midstream / Pipelines)	8,027	1,331,760
CMS Energy Corp. (Utilities)	11,838	689,445
Constellation Energy Corp. (Utilities)	4,121	342,826
Crown Castle, Inc. (Communications)	6,721	971,521
Dominion Energy, Inc. (Utilities)	11,253	777,695
Equinix, Inc. (Communications)	1,013	576,235
Essential Utilities, Inc. (Utilities)	7,643	316,267
FirstEnergy Corp. (Utilities)	13,077	483,849
NextEra Energy, Inc. (Utilities)	23,124	1,813,153
NiSource, Inc. (Utilities)	14,868	374,525
OGE Energy Corp. (Utilities)	10,747	391,836
ONEOK, Inc. (Midstream / Pipelines)	3,325	170,373
PPL Corp. (Utilities)	22,087	559,905
Public Service Enterprise Group, Inc. (Utilities)	12,811	720,362
Sempra Energy (Utilities)	6,691	1,003,248
Southwest Gas Holdings, Inc. (Utilities)	3,905	272,374
Targa Resources Corp. (Midstream / Pipelines)	12,179	734,881
Union Pacific Corp. (Transportation)	2,562	499,129
WEC Energy Group, Inc. (Utilities)	13,059	1,167,866
Williams Cos., Inc. (The) (Midstream / Pipelines)	18,578	531,888
Xcel Energy, Inc. (Utilities)	11,298	723,072
		19,087,348
Total Common Stocks (Cost $35,436,252)		32,752,323
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
United States 1.1%
MainStay U.S. Government Liquidity Fund, 2.409% (c)	369,446	369,446
Total Short-Term Investment (Cost $369,446)		369,446
Total Investments (Cost $35,805,698)	100.1%	33,121,769
Other Assets, Less Liabilities	(0.1)	(43,672)
Net Assets	100.0%	$ 33,078,097

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $302,390. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $328,155.
(c)	Current yield as of September 30, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 302	$ 11,461	$ (11,394)	$ —	$ —	$ 369	$ 3	$ —	369
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 3,311,975	$ —	$ 3,311,975
China	—	654,727	—	654,727
France	—	1,808,418	—	1,808,418
Italy	—	1,044,907	—	1,044,907
Japan	—	675,053	—	675,053
New Zealand	—	295,199	—	295,199
Portugal	—	580,766	—	580,766
Spain	—	2,128,725	—	2,128,725
United Kingdom	—	1,228,200	—	1,228,200
All Other Countries	21,024,353	—	—	21,024,353
Total Common Stocks	21,024,353	11,727,970	—	32,752,323
Short-Term Investment
Affiliated Investment Company	369,446	—	—	369,446
Total Investments in Securities	$ 21,393,799	$ 11,727,970	$ —	$ 33,121,769

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 94.7%
Brazil 7.2%
Arezzo Industria e Comercio SA (Textiles, Apparel & Luxury Goods)	20,000	$ 364,863
B3 SA - Brasil Bolsa Balcao (Capital Markets)	360,000	870,911
BB Seguridade Participacoes SA (Insurance)	565,000	2,782,921
Hypera SA (Pharmaceuticals) (a)	246,000	2,017,945
Localiza Rent a Car SA (Road & Rail)	206,000	2,332,911
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	2,000	1,655,560
Petro Rio SA (Oil, Gas & Consumable Fuels) (a)	450,000	2,296,570
SLC Agricola SA (Food Products)	124,000	995,108
WEG SA (Electrical Equipment)	380,000	2,264,073
		15,580,862
Chile 0.8%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	19,800	1,796,850
China 31.6%
Agricultural Bank of China Ltd., Class H (Banks)	900,000	268,401
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services) (b)	299,086	1,207,971
Airtac International Group (Machinery)	44,000	1,006,585
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (a)	660,000	6,620,390
Asia Cement China Holdings Corp. (Construction Materials)	15,500	6,369
Baidu, Inc., Class A (Interactive Media & Services) (a)	148,000	2,183,956
Bank of Chengdu Co. Ltd., Class A (Banks) (b)	240,000	553,422
Bank of Jiangsu Co. Ltd., Class A (Banks) (b)	2,120,000	2,222,772
Beijing United Information Technology Co. Ltd., Class A (Trading Companies & Distributors) (b)	147,118	2,235,292
Brilliance China Automotive Holdings Ltd. (Automobiles) (a)(b)(c)	1,142,000	525,337
BYD Co. Ltd., Class H (Automobiles)	118,000	2,901,868
China Yangtze Power Co. Ltd., Class A (Independent Power and Renewable Electricity Producers) (b)	449,995	1,439,933
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment) (b)	28,992	1,627,379
East Money Information Co. Ltd., Class A (Capital Markets) (b)	645,136	1,592,340
Flat Glass Group Co. Ltd., Class H (Semiconductors & Semiconductor Equipment) (a)(d)	160,000	388,071
Ganfeng Lithium Co. Ltd., Class H (Metals & Mining) (d)(e)	124,000	821,075
Ginlong Technologies Co. Ltd., Class A (Electrical Equipment) (a)(b)	64,980	2,010,775
Jafron Biomedical Co. Ltd., Class A (Health Care Equipment & Supplies) (b)	319,920	2,185,910
JD.com, Inc., Class A (Internet & Direct Marketing Retail)	132,000	3,333,173
Jiumaojiu International Holdings Ltd. (Hotels, Restaurants & Leisure) (e)	700,000	1,142,426
Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	194,938	1,481,376
LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment) (b)	179,992	1,208,907
Meituan (Internet & Direct Marketing Retail) (a)(e)	216,000	4,527,161
Ming Yang Smart Energy Group Ltd., Class A (Electrical Equipment) (b)	350,980	1,189,186
NARI Technology Co. Ltd., Class A (Electrical Equipment) (b)	428,997	1,497,652
NetEase, Inc. (Entertainment)	132,000	2,004,507
Ningbo Orient Wires & Cables Co. Ltd., Class A (Electrical Equipment) (b)	149,993	1,475,477
NIO, Inc., Class A (Automobiles) (a)	100,000	1,578,156
Nongfu Spring Co. Ltd., Class H (Beverages) (e)	188,000	1,081,204
Postal Savings Bank of China Co. Ltd., Class H (Banks) (e)	1,010,000	591,254
Shanghai Baosight Software Co. Ltd., Class A (Software) (b)	182,480	945,861
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery) (b)	210,000	1,696,322
Sinopharm Group Co. Ltd., Class H (Health Care Providers & Services)	240,000	479,130

	Shares	Value
Common Stocks
China
Tencent Holdings Ltd. (Interactive Media & Services)	200,000	$ 6,754,400
Unigroup Guoxin Microelectronics Co. Ltd., Class A (Semiconductors & Semiconductor Equipment) (b)	64,976	1,321,240
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(e)	139,990	838,743
Yadea Group Holdings Ltd. (Automobiles) (e)	900,000	1,437,679
Yealink Network Technology Corp. Ltd., Class A (Communications Equipment) (b)	93,986	834,642
Yunnan Energy New Material Co. Ltd. (Chemicals) (b)	54,845	1,345,881
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Pharmaceuticals) (b)	223,964	1,234,330
Zijin Mining Group Co. Ltd., Class H (Metals & Mining)	580,000	559,072
		68,355,625
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(b)(c)	19,000	—
Hong Kong 0.0% ‡
China Lumena New Materials Corp. (Chemicals) (a)(b)(c)	6,500	—
Hungary 0.3%
MOL Hungarian Oil & Gas plc (Oil, Gas & Consumable Fuels)	122,000	679,567
India 16.9%
ABB India Ltd. (Electrical Equipment)	50,000	1,886,807
Asian Paints Ltd. (Chemicals)	67,000	2,748,128
Axis Bank Ltd. (Banks)	325,000	2,898,619
Bajaj Finance Ltd. (Consumer Finance)	30,000	2,677,393
Bharti Airtel Ltd. (Wireless Telecommunication Services)	375,000	3,662,576
Eicher Motors Ltd. (Automobiles)	94,000	4,209,551
GAIL India Ltd. (Gas Utilities)	320,000	340,478
HDFC Bank Ltd. (Banks)	210,000	3,638,863
ICICI Bank Ltd. (Banks)	80,000	838,013
Infosys Ltd. (IT Services)	164,000	2,810,238
Jubilant Foodworks Ltd. (Hotels, Restaurants & Leisure)	220,000	1,665,402
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	162,000	4,685,572
SBI Cards & Payment Services Ltd. (Consumer Finance)	160,000	1,793,199
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	58,000	1,104,649
Varun Beverages Ltd. (Beverages)	128,000	1,637,354
		36,596,842
Indonesia 3.6%
Aneka Tambang Tbk. (Metals & Mining)	10,000,000	1,259,164
Bank Central Asia Tbk. PT (Banks)	7,450,000	4,158,875
Sumber Alfaria Trijaya Tbk. PT (Food & Staples Retailing)	1,600,000	250,412
Telkom Indonesia Persero Tbk. PT (Diversified Telecommunication Services)	7,100,000	2,068,204
		7,736,655
Malaysia 0.2%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	600,000	519,074

	Shares	Value
Common Stocks
Mexico 3.8%
America Movil SAB de CV (Wireless Telecommunication Services)	2,700,000	$ 2,229,499
Gruma SAB de CV, Class B (Food Products)	148,000	1,417,573
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	136,000	1,718,950
Grupo Financiero Banorte SAB de CV, Class O (Banks)	424,000	2,722,594
Sitios Latinoamerica SAB de CV (Construction & Engineering) (a)	135,000	60,262
		8,148,878
Peru 0.6%
Credicorp Ltd. (Banks)	11,000	1,350,800
Poland 0.8%
Dino Polska SA (Food & Staples Retailing) (a)(d)(e)	28,000	1,697,752
Republic of Korea 8.6%
KB Financial Group, Inc. (Banks)	51,000	1,544,824
Kia Corp. (Automobiles)	38,000	1,896,477
L&F Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	11,800	1,439,675
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(e)	4,200	2,352,197
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	175,000	6,430,083
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	118,000	1,859,328
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	3,700	1,395,977
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	27,000	1,549,210
		18,467,771
Russia 0.0% ‡
Magnit PJSC (Food & Staples Retailing) (b)(c)	22,529	—
South Africa 2.8%
Capitec Bank Holdings Ltd. (Banks)	14,000	1,200,081
FirstRand Ltd. (Diversified Financial Services)	700,000	2,329,181
Gold Fields Ltd. (Metals & Mining)	107,000	864,592
Shoprite Holdings Ltd. (Food & Staples Retailing)	144,000	1,719,562
		6,113,416
Taiwan 12.0%
Accton Technology Corp. (Communications Equipment)	230,000	1,950,290
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	34,000	915,809
Chailease Holding Co. Ltd. (Diversified Financial Services)	484,200	2,754,792
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	200,000	1,589,381
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	234,000	1,546,045
E.Sun Financial Holding Co. Ltd. (Banks)	2,100,351	1,697,744
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	510,000	1,628,159
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	986,000	12,960,265
Voltronic Power Technology Corp. (Electrical Equipment)	22,000	963,194
		26,005,679
Thailand 4.4%
Bangkok Dusit Medical Services PCL, NVDR (Health Care Providers & Services)	4,000,000	3,124,482

	Shares	Value
Common Stocks
Thailand
CP ALL PCL, NVDR (Food & Staples Retailing)	1,040,000	$ 1,549,509
Energy Absolute PCL, NVDR (Independent Power and Renewable Electricity Producers) (d)	920,000	2,139,767
Kasikornbank PCL, NVDR (Banks) (d)	500,000	1,898,112
Minor International PCL, NVDR (Hotels, Restaurants & Leisure) (a)	1,100,000	768,935
		9,480,805
United States 0.7%
Globant SA (IT Services) (a)	7,800	1,459,224
Uruguay 0.4%
Dlocal Ltd. (IT Services) (a)	36,000	738,720
Total Common Stocks (Cost $249,564,785)		204,728,520
Preferred Stock 1.4%
Brazil 1.4%
Itau Unibanco Holding SA (Banks) (a)	586,000	3,048,219
Total Preferred Stock (Cost $2,693,112)		3,048,219

	Number of Rights
Rights 0.0% ‡
Brazil 0.0% ‡
Localiza Rent a Car SA (Road & Rail)
Expires 10/31/22 (a)	613	1,250
Total Rights (Cost $0)		1,250
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
United States 1.2%
Invesco Government and Agency Portfolio, 3.03% (f)(g)	2,516,722	2,516,722
Total Short-Term Investment (Cost $2,516,722)		2,516,722
Total Investments (Cost $254,774,619)	97.3%	210,294,711
Other Assets, Less Liabilities	2.7	5,762,403
Net Assets	100.0%	$ 216,057,114

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

(b)	Illiquid security—As of September 30, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $28,350,629, which represented 13.1% of the Portfolio’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $2,504,976; the total market value of collateral held by the Portfolio was $2,676,262. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $159,540. The Portfolio received cash collateral with a value of $2,516,722.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Current yield as of September 30, 2022.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 67,830,288	$ 525,337	$ 68,355,625
Hungary	—	679,567	—	679,567
India	—	36,596,842	—	36,596,842
Indonesia	—	7,736,655	—	7,736,655
Malaysia	—	519,074	—	519,074
Poland	—	1,697,752	—	1,697,752
Republic of Korea	—	18,467,771	—	18,467,771
South Africa	—	6,113,416	—	6,113,416
Taiwan	—	26,005,679	—	26,005,679
Thailand	—	9,480,805	—	9,480,805
All Other Countries	29,075,334	—	—	29,075,334
Total Common Stocks	29,075,334	175,127,849	525,337	204,728,520
Preferred Stock	3,048,219	—	—	3,048,219
Rights	1,250	—	—	1,250
Short-Term Investment
Unaffiliated Investment Company	2,516,722	—	—	2,516,722
Total Investments in Securities	$ 34,641,525	$ 175,127,849	$ 525,337	$ 210,294,711

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 97.7%
Aerospace & Defense 2.9%
General Dynamics Corp.	32,750	$ 6,948,567
Lockheed Martin Corp.	19,083	7,371,572
Raytheon Technologies Corp.	125,460	10,270,156
		24,590,295
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	65,011	10,501,877
Banks 9.0%
Bank of America Corp.	488,030	14,738,506
Columbia Banking System, Inc.	256,013	7,396,216
JPMorgan Chase & Co.	136,813	14,296,959
KeyCorp	550,596	8,820,548
PNC Financial Services Group, Inc. (The)	60,026	8,969,085
Truist Financial Corp.	192,941	8,400,651
U.S. Bancorp	371,867	14,993,677
		77,615,642
Beverages 2.3%
Coca-Cola Co. (The)	122,102	6,840,154
Coca-Cola Europacific Partners plc	159,733	6,807,820
PepsiCo, Inc.	37,199	6,073,109
		19,721,083
Biotechnology 3.5%
AbbVie, Inc.	149,358	20,045,337
Amgen, Inc.	46,659	10,516,939
		30,562,276
Capital Markets 2.4%
BlackRock, Inc.	11,800	6,493,304
CME Group, Inc.	26,134	4,629,115
Lazard Ltd., Class A (a)	147,052	4,680,665
T. Rowe Price Group, Inc.	44,850	4,709,699
		20,512,783
Chemicals 4.9%
Air Products and Chemicals, Inc.	29,084	6,768,719
Dow, Inc.	146,263	6,425,334
Linde plc	37,665	10,154,107
LyondellBasell Industries NV, Class A	79,235	5,964,811
Nutrien Ltd.	69,053	5,757,639
PPG Industries, Inc.	68,458	7,577,616
		42,648,226
Commercial Services & Supplies 1.1%
Republic Services, Inc.	36,315	4,940,293
Waste Management, Inc.	30,839	4,940,716
		9,881,009

	Shares	Value
Common Stocks
Communications Equipment 1.2%
Cisco Systems, Inc.	253,876	$ 10,155,040
Containers & Packaging 0.7%
Amcor plc	563,163	6,042,739
Diversified Telecommunication Services 1.5%
AT&T, Inc.	330,189	5,065,099
Verizon Communications, Inc.	205,128	7,788,710
		12,853,809
Electric Utilities 6.6%
Alliant Energy Corp.	96,035	5,088,895
American Electric Power Co., Inc.	143,003	12,362,609
Duke Energy Corp.	50,537	4,700,952
Entergy Corp.	81,749	8,226,402
Evergy, Inc.	141,185	8,386,389
Eversource Energy	76,952	5,999,178
NextEra Energy, Inc.	160,228	12,563,477
		57,327,902
Electrical Equipment 3.8%
Eaton Corp. plc	93,917	12,524,771
Emerson Electric Co.	170,704	12,498,947
Hubbell, Inc.	33,149	7,392,227
		32,415,945
Equity Real Estate Investment Trusts 4.0%
American Tower Corp.	26,357	5,658,848
Iron Mountain, Inc.	259,331	11,402,784
Realty Income Corp.	91,799	5,342,702
Welltower, Inc.	58,778	3,780,601
WP Carey, Inc.	115,070	8,031,886
		34,216,821
Food & Staples Retailing 1.6%
Walmart, Inc.	107,548	13,948,976
Health Care Equipment & Supplies 1.9%
Medtronic plc	204,356	16,501,747
Health Care Providers & Services 3.8%
CVS Health Corp.	135,786	12,949,911
UnitedHealth Group, Inc.	38,776	19,583,431
		32,533,342
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp.	40,604	9,368,967

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	37,881	$ 8,168,659
		17,537,626
Household Durables 0.7%
Leggett & Platt, Inc.	190,378	6,324,357
Household Products 2.5%
Colgate-Palmolive Co.	62,714	4,405,659
Kimberly-Clark Corp.	41,989	4,725,442
Procter & Gamble Co. (The)	96,645	12,201,431
		21,332,532
Industrial Conglomerates 1.0%
Honeywell International, Inc.	49,086	8,195,889
Insurance 5.6%
Arthur J. Gallagher & Co.	74,776	12,803,147
Marsh & McLennan Cos., Inc.	45,749	6,829,868
MetLife, Inc.	285,504	17,352,933
Travelers Cos., Inc. (The)	71,327	10,927,296
		47,913,244
IT Services 2.5%
Automatic Data Processing, Inc.	25,747	5,823,714
International Business Machines Corp.	83,220	9,887,368
Paychex, Inc.	49,386	5,541,603
		21,252,685
Leisure Products 1.0%
Hasbro, Inc.	134,211	9,048,506
Machinery 1.7%
Cummins, Inc.	71,588	14,568,874
Media 1.9%
Comcast Corp., Class A	303,871	8,912,536
Omnicom Group, Inc.	120,283	7,588,655
		16,501,191
Multi-Utilities 2.5%
Ameren Corp.	93,308	7,515,959
CMS Energy Corp.	78,161	4,552,096
NiSource, Inc.	201,172	5,067,523
WEC Energy Group, Inc.	54,232	4,849,968
		21,985,546
Oil, Gas & Consumable Fuels 5.7%
Chevron Corp.	137,239	19,717,127

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Enterprise Products Partners LP	502,907	$ 11,959,129
Magellan Midstream Partners LP	144,512	6,865,765
MPLX LP	166,323	4,991,353
TotalEnergies SE, Sponsored ADR	115,852	5,389,435
		48,922,809
Pharmaceuticals 6.7%
Eli Lilly and Co.	40,091	12,963,425
Johnson & Johnson	106,036	17,322,041
Merck & Co., Inc.	217,353	18,718,440
Pfizer, Inc.	203,899	8,922,620
		57,926,526
Semiconductors & Semiconductor Equipment 5.4%
Analog Devices, Inc.	94,217	13,128,197
Broadcom, Inc.	35,439	15,735,270
KLA Corp.	34,568	10,461,314
Texas Instruments, Inc.	48,477	7,503,270
		46,828,051
Software 1.7%
Microsoft Corp.	62,921	14,654,301
Specialty Retail 1.3%
Home Depot, Inc. (The)	40,604	11,204,268
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.	46,359	6,406,814
Tobacco 1.5%
British American Tobacco plc, Sponsored ADR	126,223	4,480,916
Philip Morris International, Inc.	97,970	8,132,490
		12,613,406
Trading Companies & Distributors 0.9%
MSC Industrial Direct Co., Inc., Class A	100,581	7,323,303
Total Common Stocks (Cost $776,186,960)		842,569,440
Short-Term Investments 2.2%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 2.409% (b)	16,598,959	16,598,959

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.3%
Invesco Government and Agency Portfolio, 3.03% (b)(c)	2,601,950	$ 2,601,950
Total Short-Term Investments (Cost $19,200,909)		19,200,909
Total Investments (Cost $795,387,869)	99.9%	861,770,349
Other Assets, Less Liabilities	0.1	1,005,926
Net Assets	100.0%	$ 862,776,275

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $4,405,177; the total market value of collateral held by the Portfolio was $4,505,267. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,903,317. The Portfolio received cash collateral with a value of $2,601,950.
(b)	Current yield as of September 30, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 9,626	$ 122,837	$ (115,864)	$ —	$ —	$ 16,599	$ 78	$ —	16,599
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 842,569,440	$ —	$ —	$ 842,569,440
Short-Term Investments
Affiliated Investment Company	16,598,959	—	—	16,598,959
Unaffiliated Investment Company	2,601,950	—	—	2,601,950
Total Short-Term Investments	19,200,909	—	—	19,200,909
Total Investments in Securities	$ 861,770,349	$ —	$ —	$ 861,770,349

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.6%
Construction & Engineering 0.1%
Quanta Services, Inc.	11,900	$ 1,515,941
Electric Utilities 68.1%
American Electric Power Co., Inc.	459,948	39,762,505
Avangrid, Inc.	309,473	12,905,024
Constellation Energy Corp.	727,400	60,512,406
Duke Energy Corp.	297,313	27,656,055
Edison International	544,537	30,809,903
Emera, Inc.	4,900	198,256
Entergy Corp.	286,212	28,801,514
Evergy, Inc.	1,900	112,860
Eversource Energy	199,906	15,584,672
Exelon Corp.	1,247,198	46,720,037
FirstEnergy Corp.	861,441	31,873,317
NextEra Energy, Inc.	2,002,702	157,031,864
OGE Energy Corp.	342,800	12,498,488
PG&E Corp. (a)	4,163,399	52,042,487
PNM Resources, Inc.	51,700	2,364,241
PPL Corp.	1,507,617	38,218,091
Southern Co. (The)	1,664,306	113,172,808
		670,264,528
Gas Utilities 0.7%
Southwest Gas Holdings, Inc.	101,100	7,051,725
Independent Power and Renewable Electricity Producers 7.7%
AES Corp. (The)	1,126,879	25,467,465
Brookfield Renewable Corp.	109,000	3,562,120
Clearway Energy, Inc.
Class A	84,500	2,458,950
Class C	52,090	1,659,067

Energy Harbor Corp. (a)	90,800	6,900,800
NextEra Energy Partners LP (b)	259,900	18,793,369
Sunnova Energy International, Inc. (a)	162,985	3,598,709
Vistra Corp.	615,930	12,934,530
		75,375,010
Multi-Utilities 21.5%
CenterPoint Energy, Inc.	958,798	27,018,928
Consolidated Edison, Inc.	113,400	9,725,184
Dominion Energy, Inc.	571,943	39,526,981
NiSource, Inc.	1,233,484	31,071,462
Public Service Enterprise Group, Inc.	683,224	38,417,685
Sempra Energy	438,643	65,770,131
		211,530,371

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 0.5%
Cheniere Energy, Inc.	30,500	$ 5,060,255
Total Common Stocks (Cost $930,516,216)		970,797,830
Short-Term Investments 0.4%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 2.409% (c)	3,351,324	3,351,324
Unaffiliated Investment Company 0.1%
Invesco Government and Agency Portfolio, 3.03% (c)(d)	547,500	547,500
Total Short-Term Investments (Cost $3,898,824)		3,898,824
Total Investments (Cost $934,415,040)	99.0%	974,696,654
Other Assets, Less Liabilities	1.0	10,064,941
Net Assets	100.0%	$ 984,761,595

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $527,863. The Portfolio received cash collateral with a value of $547,500.
(c)	Current yield as of September 30, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 202,111	$ (198,760)	$ —	$ —	$ 3,351	$ 65	$ —	3,351

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 970,797,830	$ —	$ —	$ 970,797,830
Short-Term Investments
Affiliated Investment Company	3,351,324	—	—	3,351,324
Unaffiliated Investment Company	547,500	—	—	547,500
Total Short-Term Investments	3,898,824	—	—	3,898,824
Total Investments in Securities	$ 974,696,654	$ —	$ —	$ 974,696,654

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Floating Rate Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.2%
Asset-Backed Securities 0.7%
Other Asset-Backed Securities 0.7%
Ballyrock CLO 21 Ltd. (a)(b)(c)
Series 2022-21A, Class A2A
7.192% (3 Month SOFR + 2.80%), due 10/20/35	$ 900,000	$ 900,000
Series 2022-21A, Class C
9.712% (3 Month SOFR + 5.32%), due 10/20/35	1,000,000	995,000
Neuberger Berman Loan Advisers CLO 51 Ltd. (a)(c)
Series 2022-51A, Class B
6.249% (3 Month SOFR + 3.05%), due 10/23/35	750,000	742,672
Series 2022-51A, Class D
8.899% (3 Month SOFR + 5.70%), due 10/23/35	750,000	733,370
Sixth Street CLO XXI Ltd. (a)(b)(c)
Series 2022-21A, Class B
TBD, (3 Month SOFR + 3.00%), due 10/15/35	1,500,000	1,500,000
Series 2022-21A, Class D
TBD, (3 Month SOFR + 5.10%), due 10/15/35	1,071,000	1,071,000
Total Asset-Backed Securities (Cost $5,958,536)		5,942,042
Corporate Bonds 3.0%
Aerospace & Defense 0.1%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	200,000	201,458
Spirit AeroSystems, Inc.
7.50%, due 4/15/25 (a)	900,000	848,007
		1,049,465
Airlines 0.1%
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	178,500
4.625%, due 4/15/29	600,000	496,464
		674,964
Auto Manufacturers 0.2%
Ford Motor Co.
6.10%, due 8/19/32	2,100,000	1,851,360
Building Materials 0.0% ‡
Koppers, Inc.
6.00%, due 2/15/25 (a)	500,000	447,500
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	330,000	253,437
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	270,375

	Principal Amount	Value
Corporate Bonds
Chemicals
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	$ 300,000	$ 225,000
		748,812
Commercial Services 0.3%
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	765,000
PECF USS Intermediate Holding III Corp.
8.00%, due 11/15/29 (a)	80,000	58,339
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	853,371
Sotheby's/Bidfair Holdings, Inc.
5.875%, due 6/1/29 (a)	900,000	743,508
		2,420,218
Distribution & Wholesale 0.1%
IAA, Inc.
5.50%, due 6/15/27 (a)	500,000	456,250
KAR Auction Services, Inc.
5.125%, due 6/1/25 (a)	350,000	337,886
		794,136
Electric 0.2%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,354,875
Entertainment 0.1%
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	900,000	848,565
Environmental Control 0.3%
GFL Environmental, Inc. (a)
3.75%, due 8/1/25	1,000,000	915,000
4.25%, due 6/1/25	500,000	468,910
4.75%, due 6/15/29	1,000,000	842,500
		2,226,410
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	207,480
U.S. Foods, Inc.
6.25%, due 4/15/25 (a)	500,000	491,150
		698,630
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	151,000

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.1%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	$ 120,000	$ 106,274
Team Health Holdings, Inc.
6.375%, due 2/1/25 (a)	500,000	370,358
		476,632
Internet 0.1%
NortonLifeLock, Inc.
6.75%, due 9/30/27 (a)	560,000	537,337
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	287,494
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	354,004
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	220,000	164,450
Media 0.1%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	303,485
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	600,000	566,228
		869,713
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	360,000	331,200
Packaging & Containers 0.2%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	292,941
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	935,605
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	100,000	82,703
		1,311,249
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	238,319

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Organon & Co.
5.125%, due 4/30/31 (a)	$ 600,000	$ 491,496
		729,815
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,330,000	959,262
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	301,000
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	261,000
		562,000
Retail 0.3%
1011778 BC ULC
4.00%, due 10/15/30 (a)	1,040,000	819,083
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	576,329
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	677,500
Michaels Cos., Inc. (The) (a)
5.25%, due 5/1/28	450,000	315,891
7.875%, due 5/1/29	600,000	346,428
		2,735,231
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	247,440
4.875%, due 7/1/29	300,000	234,900
		482,340
Telecommunications 0.2%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	250,945
GoTo Group, Inc.
5.50%, due 9/1/27 (a)	1,100,000	674,648
Lumen Technologies, Inc.
4.50%, due 1/15/29 (a)	670,000	470,675
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	281,782
		1,678,050
Total Corporate Bonds (Cost $29,730,248)		24,744,712

	Principal Amount	Value
Loan Assignments 89.5%
Aerospace & Defense 3.3%
AI Convoy (Luxembourg) SARL
USD Facility Term Loan B
5.052% (6 Month LIBOR + 3.50%), due 1/18/27 (c)	$ 850,659	$ 820,178
Amentum Government Services Holdings LLC (c)
First Lien Tranche Term Loan 1 7.674% - 8.17%
(3 Month LIBOR + 4.00%), due 1/29/27	1,103,381	1,050,970
First Lien Tranche Term Loan 3 7.206% - 7.558%
(3 Month LIBOR + 4.00%, 6 Month LIBOR + 4.00%), due 2/15/29	2,826,250	2,689,649
Arcline FM Holdings LLC
First Lien Initial Term Loan
7.00% (3 Month LIBOR + 4.75%), due 6/23/28 (c)	2,899,286	2,681,839
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
4.865% (1 Month LIBOR + 1.75%), due 9/7/27 (c)	2,617,828	2,553,691
Cobham Ultra SeniorCo. SARL
USD Facility Term Loan B
7.063% (6 Month LIBOR + 3.75%), due 8/3/29 (c)	1,000,000	956,667
Dynasty Acquisition Co., Inc. (c)
2020 Term Loan B1
6.615% (1 Month LIBOR + 3.50%), due 4/6/26	1,509,376	1,387,369
2020 Term Loan B2
6.615% (1 Month LIBOR + 3.50%), due 4/6/26	811,492	745,897
Kestrel Bidco, Inc.
Term Loan
5.993% (1 Month LIBOR + 3.00%), due 12/11/26 (c)	2,205,447	1,920,576
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
6.615% (1 Month LIBOR + 3.50%), due 5/30/25 (c)	4,331,087	3,993,622
SkyMiles IP Ltd.
Initial Term Loan
6.46% (3 Month LIBOR + 3.75%), due 10/20/27 (c)	2,685,714	2,686,834
TransDigm, Inc. (c)
Tranche Refinancing Term Loan E
5.924% (3 Month LIBOR + 2.25%), due 5/30/25	955,481	915,536
Tranche Refinancing Term Loan F
5.924% (3 Month LIBOR + 2.25%), due 12/9/25	2,554,640	2,443,229
United AirLines, Inc.
Term Loan B
6.533% (3 Month LIBOR + 3.75%), due 4/21/28 (c)	2,765,000	2,633,663
		27,479,720
Animal Food 0.1%
Alltech, Inc.
Term Loan B
7.115% (1 Month LIBOR + 4.00%), due 10/13/28 (c)	529,333	505,513

	Principal Amount	Value
Loan Assignments
Automobile 1.7%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
8.553% (3 Month LIBOR + 5.00%), due 12/30/27 (c)	$ 1,488,750	$ 1,369,650
American Axle & Manufacturing, Inc.
Tranche Term Loan B 5.04% - 5.34%
(1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 4/6/24 (c)	1,151,163	1,124,111
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
7.185% (1 Month LIBOR + 4.50%), due 4/6/28 (c)	3,029,400	2,783,261
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
5.063% (3 Month LIBOR + 2.25%), due 10/30/26 (c)	1,215,625	1,179,156
Belron Finance U.S. LLC
First Incremental Term Loan
5.188% (3 Month LIBOR + 2.25%), due 11/13/25 (c)	962,500	936,031
Belron Group SA
Dollar Third Incremental Term Loan
5.375% (3 Month LIBOR + 2.50%), due 4/13/28 (c)	952,988	923,604
Chassix, Inc.
Initial Term Loan 7.563% - 10.75%
(2 Month LIBOR + 5.50%, 3 Month LIBOR + 4.50%, 3 Month LIBOR + 5.50%), due 11/15/23 (c)	1,920,998	1,748,108
Clarios Global LP
First Lien Amendment No. 1 Dollar Term Loan
6.365% (1 Month LIBOR + 3.25%), due 4/30/26 (c)	1,275,217	1,203,486
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
6.115% (1 Month LIBOR + 3.00%), due 2/5/26 (c)	2,619,964	2,421,830
		13,689,237
Banking 1.1%
Apollo Commercial Real Estate Finance, Inc. (c)
Initial Term Loan
5.865% (1 Month LIBOR + 2.75%), due 5/15/26	1,451,250	1,349,663
Term Loan B1
6.584% (1 Month LIBOR + 3.50%), due 3/11/28	740,625	688,781
Brookfield Property REIT, Inc.
Initial Term Loan B
5.634% (1 Month LIBOR + 2.50%), due 8/27/25 (c)	1,102,170	1,063,987
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
6.615% (1 Month LIBOR + 3.50%), due 4/7/28 (c)	1,640,978	1,500,469
Greenhill & Co., Inc.
New Term Loan
6.32% (3 Month LIBOR + 3.25%), due 4/12/24 (c)(d)	556,909	544,378
Jane Street Group LLC
Dollar Term Loan
5.865% (1 Month LIBOR + 2.75%), due 1/26/28 (c)	3,768,280	3,607,187
		8,754,465

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco 1.8%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
6.865% (1 Month LIBOR + 3.75%), due 10/1/25 (c)	$ 2,028,694	$ 1,764,964
Arctic Glacier Group Holdings, Inc.
Specified Refinancing Term Loan
7.174% (3 Month LIBOR + 3.50%), due 3/20/24 (c)(d)	619,218	546,331
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
6.125% (1 Month LIBOR + 3.00%), due 12/8/28 (c)	1,313,400	1,254,297
Froneri International Ltd.
First Lien Facility Term Loan B2
5.365% (1 Month LIBOR + 2.25%), due 1/29/27 (c)	1,451,588	1,366,533
H-Food Holdings LLC
Initial Term Loan
6.803% (1 Month LIBOR + 3.688%), due 5/23/25 (c)	3,246,797	2,522,761
Naked Juice LLC (c)
First Lien Initial Term Loan
6.903% (3 Month LIBOR + 3.25%), due 1/24/29	1,995,000	1,822,931
Second Lien Initial Term Loan
9.653% (3 Month LIBOR + 6.00%), due 1/24/30	600,000	543,750
Pegasus BidCo B.V.
Initial Dollar Term Loan
6.962% (3 Month LIBOR + 4.25%), due 7/12/29 (c)	1,600,000	1,526,000
Sotheby's
2021 Second Refinancing Term Loan
7.012% (3 Month LIBOR + 4.50%), due 1/15/27 (c)	2,268,247	2,188,859
United Natural Foods, Inc.
Initial Term Loan
6.399% (1 Month LIBOR + 3.25%), due 10/22/25 (c)	1,074,624	1,056,713
		14,593,139
Broadcasting & Entertainment 2.4%
Altice France SA
USD Incremental Term Loan B13
6.905% (3 Month LIBOR + 4.00%), due 8/14/26 (c)	1,203,125	1,088,828
Charter Communications Operating LLC
Term Loan B1
4.87% (1 Month LIBOR + 1.75%), due 4/30/25 (c)	2,783,279	2,726,453
Clear Channel Outdoor Holdings, Inc.
Term Loan B
6.306% (3 Month LIBOR + 3.50%), due 8/21/26 (c)	1,202,602	1,071,819
CMG Media Corp.
First Lien 2021 Term Loan B
6.615% (1 Month LIBOR + 3.50%), due 12/17/26 (c)	3,259,444	3,043,506
Gray Television, Inc. (c)
Term Loan C
5.064% (1 Month LIBOR + 2.50%), due 1/2/26	2,506,447	2,427,493

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
Gray Television, Inc. (c)
Term Loan D
5.564% (1 Month LIBOR + 3.00%), due 12/1/28	$ 1,588,000	$ 1,540,360
Nexstar Media, Inc.
Term Loan B4
5.615% (1 Month LIBOR + 2.50%), due 9/18/26 (c)	1,893,194	1,864,796
Numericable U.S. LLC (c)
USD Term Loan B11
5.556% (3 Month LIBOR + 2.75%), due 7/31/25	1,865,956	1,709,682
USD Term Loan B12
6.20% (3 Month LIBOR + 3.688%), due 1/31/26	952,476	861,991
Univision Communications, Inc. (c)
First Lien 2017 Replacement Repriced Term Loan
5.274% (1 Month LIBOR + 2.75%), due 3/15/24	681,114	673,664
First Lien Initial Term Loan
6.365% (1 Month LIBOR + 3.25%), due 1/31/29	2,069,600	1,975,175
First Lien 2022 Incremental Term Loan
7.79% (3 Month LIBOR + 4.25%), due 6/24/29	675,000	657,281
		19,641,048
Buildings & Real Estate 2.0%
Allspring Buyer LLC
Initial Term Loan
6.688% (3 Month LIBOR + 3.25%), due 11/1/28 (c)	1,592,782	1,543,008
Beacon Roofing Supply, Inc.
2028 Term Loan
5.365% (1 Month LIBOR + 2.25%), due 5/19/28 (c)	1,481,250	1,425,703
Core & Main LP
Tranche Term Loan B 4.319% - 5.58%
(1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 7/27/28 (c)	2,512,508	2,396,304
Cornerstone Building Brands, Inc. (c)
Tranche Term Loan B
6.068% (1 Month LIBOR + 3.25%), due 4/12/28	2,482,113	2,035,333
Initial Term Loan
8.47% (1 Month LIBOR + 5.625%), due 8/1/28	1,200,000	1,071,000
Cushman & Wakefield U.S. Borrower LLC
Replacement Term Loan
5.865% (1 Month LIBOR + 2.75%), due 8/21/25 (c)	2,890,906	2,757,802
SRS Distribution, Inc. (c)
Term Loan
6.177% (3 Month LIBOR + 3.50%), due 6/2/28	597,000	548,494
2021 Refinancing Term Loan
6.306% (3 Month LIBOR + 3.50%), due 6/2/28	2,059,200	1,885,455
VC GB Holdings I Corp.
First Lien Initial Term Loan
6.377% (3 Month LIBOR + 3.50%), due 7/21/28 (c)	496,250	432,482

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
Wilsonart LLC
Tranche Term Loan E
6.93% (3 Month LIBOR + 3.25%), due 12/31/26 (c)	$ 2,901,980	$ 2,648,057
		16,743,638
Capital Equipment 0.1%
AZZ, Inc.
Initial Term Loan 6.977% - 7.384%
(1 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 5/13/29 (c)	835,962	810,883
Cargo Transport 0.3%
Genesee & Wyoming, Inc.
Initial Term Loan
5.674% (3 Month LIBOR + 2.00%), due 12/30/26 (c)	2,447,349	2,378,211
Chemicals 0.1%
LSF11 A5 Holdco LLC
Term Loan
6.649% (1 Month LIBOR + 3.50%), due 10/15/28 (c)	1,326,667	1,238,775
Chemicals, Plastics & Rubber 4.6%
Aruba Investments Holdings LLC
First Lien Initial Dollar Term Loan
7.084% (1 Month LIBOR + 4.00%), due 11/24/27 (c)	525,354	482,450
Avient Corp.
Term Loan B6
6.297% (1 Month LIBOR + 3.25%), due 8/29/29 (c)	1,500,000	1,494,375
Bakelite UK Intermediate Ltd.
Term Loan
7.669% (3 Month LIBOR + 4.00%), due 5/29/29 (c)	1,795,500	1,669,815
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
7.309% (1 Month LIBOR + 4.175%), due 4/13/29 (c)	2,992,500	2,817,226
Diamond (BC) BV
Amendment No. 3 Refinancing Term Loan
5.556% (3 Month LIBOR + 2.75%), due 9/29/28 (c)	1,240,625	1,140,755
Entegris, Inc.
2022 Tranche Term Loan B 5.597% - 6.034%
(1 Month LIBOR + 3.00%, 6 Month LIBOR + 3.00%), due 7/6/29 (c)	3,400,000	3,370,250
Herens Holdco SARL
USD Facility Term Loan B
7.674% (3 Month LIBOR + 4.00%), due 7/3/28 (c)	1,927,968	1,714,686
INEOS Styrolution Group GmbH
2026 Tranche Dollar Term Loan B
5.865% (1 Month LIBOR + 2.75%), due 1/29/26 (c)	1,915,750	1,781,647

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Ineos U.S. Finance LLC (c)
2024 New Dollar Term Loan
5.115% (1 Month LIBOR + 2.00%), due 4/1/24	$ 1,422,722	$ 1,373,638
2028 Dollar Term Loan
5.615% (1 Month LIBOR + 2.50%), due 11/8/28	464,333	436,183
Innophos Holdings, Inc.
Initial Term Loan
6.365% (1 Month LIBOR + 3.25%), due 2/5/27 (c)	1,462,500	1,413,141
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
6.615% (1 Month LIBOR + 3.50%), due 5/5/28 (c)	2,672,177	2,577,537
Nouryon Finance BV
Initial Dollar Term Loan
5.865% (1 Month LIBOR + 2.75%), due 10/1/25 (c)	2,438,345	2,283,662
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
7.438% (3 Month LIBOR + 3.75%), due 11/9/28 (c)	1,240,625	1,127,418
Oxea Holding Vier GmbH
Tranche Term Loan B2
5.938% (1 Month LIBOR + 3.25%), due 10/14/24 (c)	2,206,250	1,992,978
PMHC II, Inc.
Initial Term Loan
6.977% (3 Month LIBOR + 4.25%), due 4/23/29 (c)	3,000,000	2,406,249
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
6.806% (3 Month LIBOR + 4.00%), due 3/16/27 (c)	2,706,355	2,503,378
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
5.803% (1 Month LIBOR + 3.25%), due 8/2/28 (c)	893,250	843,377
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
6.365% (1 Month LIBOR + 3.25%), due 3/3/28 (c)	2,628,738	2,464,441
Tronox Finance LLC
First Lien Refinancing Term Loan 5.365% - 5.924%
(1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 3/10/28 (c)	969,316	917,458
Venator Finance SARL
Initial Term Loan
6.115% (1 Month LIBOR + 3.00%), due 8/8/24 (c)	1,411,568	1,213,949
W. R. Grace Holdings LLC
Initial Term Loan
7.438% (3 Month LIBOR + 3.75%), due 9/22/28 (c)	1,488,750	1,395,703
		37,420,316
Commercial Services 0.7%
MHI Holdings LLC
Initial Term Loan
8.115% (1 Month LIBOR + 5.00%), due 9/21/26 (c)	1,596,681	1,565,745

	Principal Amount	Value
Loan Assignments
Commercial Services
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan B1
5.303% (1 Month LIBOR + 2.75%), due 9/23/26 (c)	$ 4,111,644	$ 3,972,877
		5,538,622
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
7.602% (3 Month LIBOR + 4.00%), due 10/6/28 (c)	2,089,500	1,619,362
Containers, Packaging & Glass 3.0%
Alliance Laundry Systems LLC
Initial Term Loan B
5.955% (3 Month LIBOR + 3.50%), due 10/8/27 (c)	1,749,214	1,672,686
Altium Packaging LLC
First Lien 2021 Term Loan
5.865% (1 Month LIBOR + 2.75%), due 2/3/28 (c)	3,059,787	2,830,303
Anchor Glass Container Corp.
First Lien July 2017 Additional Term Loan 5.098% - 6.424%
(3 Month LIBOR + 2.75%), due 12/7/23 (c)	2,066,953	1,606,318
Berlin Packaging LLC (c)
Tranche Initial Term Loan B4 5.82% - 6.93%
(1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 3/11/28	1,970,062	1,847,919
Tranche Term Loan B5 6.32% - 7.43%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/11/28	1,069,200	1,005,939
Berry Global, Inc.
Term Loan Z
4.178% (3 Month LIBOR + 1.75%), due 7/1/26 (c)	1,964,896	1,900,013
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
6.556% (3 Month LIBOR + 3.75%), due 12/1/27 (c)	838,947	792,805
Graham Packaging Co., Inc.
2021 Initial Term Loan
6.115% (1 Month LIBOR + 3.00%), due 8/4/27 (c)	3,248,580	3,077,354
Mauser Packaging Solutions Holding Co.
Initial Term Loan
5.814% (1 Month LIBOR + 3.25%), due 4/3/24 (c)	2,820,691	2,620,893
Pactiv Evergreen, Inc. (c)
Tranche U.S. Term Loan B2
6.365% (1 Month LIBOR + 3.25%), due 2/5/26	1,106,544	1,057,094
Tranche U.S. Term Loan B3
6.615% (1 Month LIBOR + 3.50%), due 9/24/28	495,000	472,478
Pretium PKG Holdings, Inc. (c)
First Lien Initial Term Loan 6.277% - 7.168%
(3 Month LIBOR + 4.00%), due 10/2/28	1,707,100	1,532,122
Second Lien Initial Term Loan 9.027% - 9.918%
(3 Month LIBOR + 6.75%), due 10/1/29	750,000	637,500

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Reynolds Consumer Products LLC
Initial Term Loan
4.865% (1 Month LIBOR + 1.75%), due 2/4/27 (c)	$ 1,280,682	$ 1,230,055
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
7.115% (1 Month LIBOR + 4.00%), due 7/7/28 (c)	794,000	745,036
Trident TPI Holdings, Inc.
Incremental Term Loan
TBD, due 9/15/28	400,000	381,000
Tranche Term Loan B1
6.924% (3 Month LIBOR + 3.25%), due 10/17/24 (c)	711,200	693,123
Tranche Initial Term Loan B3
7.674% (3 Month LIBOR + 4.00%), due 9/15/28 (c)	445,895	421,928
Tranche Delayed Draw Term Loan B3
7.674% (3 Month LIBOR + 4.00%), due 9/15/28 (c)(d)	39,757	37,620
		24,562,186
Diversified/Conglomerate Manufacturing 2.5%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
6.784% (1 Month LIBOR + 3.75%), due 5/12/28 (c)	4,272,638	3,747,906
EWT Holdings III Corp.
Initial Term Loan
5.625% (1 Month LIBOR + 2.50%), due 4/1/28 (c)	1,728,125	1,682,762
Filtration Group Corp. (c)
Initial Dollar Term Loan
6.115% (1 Month LIBOR + 3.00%), due 3/31/25	1,743,815	1,670,430
2021 Incremental Term Loan
6.615% (1 Month LIBOR + 3.50%), due 10/21/28	792,000	749,430
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
4.884% (1 Month LIBOR + 1.75%), due 3/1/27 (c)	1,963,403	1,902,047
GYP Holdings III Corp.
First Lien 2021 Incremental Term Loan
5.615% (1 Month LIBOR + 2.50%), due 6/1/25 (c)	1,377,516	1,346,521
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
4.884% (1 Month LIBOR + 1.75%), due 3/1/27 (c)	851,243	824,642
Iron Mountain Information Management LLC
Incremental Term Loan B
4.865% (1 Month LIBOR + 1.75%), due 1/2/26 (c)	1,790,625	1,735,415
LTI Holdings, Inc. (c)
First Lien Initial Term Loan
6.365% (1 Month LIBOR + 3.25%), due 9/6/25	1,054,748	973,884
First Lien Third Amendment Additional Term Loan
7.615% (1 Month LIBOR + 4.50%), due 7/24/26 (d)	496,250	464,407
First Lien Third Amendment Delayed Draw Term Loan
7.615% (1 Month LIBOR + 4.50%), due 7/24/26 (d)(e)	500,000	467,500

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
QUIKRETE Holdings, Inc. (c)
First Lien Initial Term Loan
5.74% (1 Month LIBOR + 2.625%), due 2/1/27	$ 2,272,531	$ 2,177,723
First Lien Fourth Amendment Term Loan B1
6.115% (1 Month LIBOR + 3.00%), due 6/11/28	1,496,250	1,437,148
Red Ventures LLC
First Lien Term Loan B2
5.615% (1 Month LIBOR + 2.50%), due 11/8/24 (c)	538,756	518,385
WP CPP Holdings LLC
First Lien Initial Term Loan
6.56% (3 Month LIBOR + 3.75%), due 4/30/25 (c)	982,888	871,495
		20,569,695
Diversified/Conglomerate Service 2.0%
Applied Systems, Inc. (c)
First Lien Closing Date Term Loan 5.25% - 6.674%
(3 Month LIBOR + 3.00%), due 9/19/24	2,536,196	2,472,396
Second Lien 2021 Term Loan
9.174% (3 Month LIBOR + 5.50%), due 9/19/25	445,140	436,608
Blackhawk Network Holdings, Inc.
First Lien Term Loan
6.034% (1 Month LIBOR + 3.00%), due 6/15/25 (c)	1,942,076	1,808,073
Brightview Landscapes LLC
2022 Initial Term Loan
6.284% (1 Month LIBOR + 3.25%), due 4/20/29 (c)	1,080,741	1,036,160
Change Healthcare Holdings, Inc.
Closing Date Term Loan
7.75% (3 Month LIBOR + 1.50%), due 3/1/24 (c)	1,392,122	1,387,771
Element Materials Technology Group U.S. Holdings, Inc.
Initial USD Term Loan B
7.903% (3 Month LIBOR + 4.25%), due 6/22/29 (c)	478,947	451,408
First Lien Delayed Draw Term Loan B
7.904%, due 6/22/29	221,053	208,342
Genesys Cloud Services Holdings I LLC
2020 Initial Dollar Term Loan
7.115% (1 Month LIBOR + 4.00%), due 12/1/27 (c)	1,415,332	1,344,565
MKS Instruments, Inc.
Initial Dollar Term Loan B
5.868% (1 Month LIBOR + 2.75%), due 8/17/29 (c)	3,350,000	3,259,969
TruGreen LP
First Lien Second Refinancing Term Loan
7.115% (1 Month LIBOR + 4.00%), due 11/2/27 (c)	2,685,496	2,531,080
Verint Systems, Inc.
Refinancing Term Loan
4.633% (1 Month LIBOR + 2.00%), due 6/28/24 (c)	588,235	582,353

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
Verscend Holding Corp.
Term Loan B1
7.115% (1 Month LIBOR + 4.00%), due 8/27/25 (c)	$ 1,043,887	$ 1,013,440
		16,532,165
Ecological 0.2%
GFL Environmental, Inc.
2020 Refinancing Term Loan
5.806% (3 Month LIBOR + 3.00%), due 5/30/25 (c)	2,016,249	1,991,606
Electronics 7.3%
Camelot U.S. Acquisition 1 Co. (c)
Initial Term Loan
6.115% (1 Month LIBOR + 3.00%), due 10/30/26	1,840,072	1,778,737
Amendment No. 2 Incremental Term Loan
6.115% (1 Month LIBOR + 3.00%), due 10/30/26	1,228,125	1,185,141
Castle U.S. Holding Corp. (c)
Initial Dollar Term Loan
6.865% (1 Month LIBOR + 3.75%), due 1/29/27	1,413,959	1,131,167
Dollar Term Loan B2
7.115% (1 Month LIBOR + 4.00%), due 1/29/27	2,468,750	1,975,000
Commscope, Inc.
Initial Term Loan
6.365% (1 Month LIBOR + 3.25%), due 4/6/26 (c)	4,181,909	3,829,931
CoreLogic, Inc.
First Lien Initial Term Loan
6.625% (1 Month LIBOR + 3.50%), due 6/2/28 (c)	4,455,000	3,326,401
DCert Buyer, Inc.
First Lien Initial Term Loan
6.903% (3 Month LIBOR + 4.00%), due 10/16/26 (c)	2,441,184	2,321,739
Diebold Nixdorf, Inc.
New Dollar Term Loan B
5.50% (1 Month LIBOR + 2.75%), due 11/6/23 (c)	628,223	508,861
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
7.424% (3 Month LIBOR + 3.75%), due 11/9/27 (c)	1,965,000	1,858,562
Epicor Software Corp.
Term Loan C
6.365% (1 Month LIBOR + 3.25%), due 7/30/27 (c)	3,040,157	2,835,792
Flexera Software LLC
First Lien Term Loan B1
6.39% (1 Month LIBOR + 3.75%), due 3/3/28 (c)	2,362,602	2,249,393
Gainwell Acquisition Corp.
First Lien Term Loan B
7.674% (3 Month LIBOR + 4.00%), due 10/1/27 (c)	517,105	491,681
Generation Bridge LLC (c)
Term Loan B
8.674% (3 Month LIBOR + 5.00%), due 12/1/28	1,458,367	1,438,679

	Principal Amount	Value
Loan Assignments
Electronics
Generation Bridge LLC (c)
Term Loan C
8.674% (3 Month LIBOR + 5.00%), due 12/1/28 (d)	$ 30,612	$ 30,199
Go Daddy Operating Co. LLC
Tranche Term Loan B2
4.865% (1 Month LIBOR + 1.75%), due 2/15/24 (c)	1,161,690	1,148,863
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
7.453% (3 Month LIBOR + 3.75%), due 3/11/28 (c)	497,143	469,489
Hyland Software, Inc. (c)
First Lien 2018 Refinancing Term Loan
6.615% (1 Month LIBOR + 3.50%), due 7/1/24	3,526,994	3,407,958
Second Lien 2021 Refinancing Term Loan
9.365% (1 Month LIBOR + 6.25%), due 7/7/25	535,333	514,812
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
8.424% (3 Month LIBOR + 4.75%), due 4/1/28 (c)	987,500	914,425
MA FinanceCo. LLC
Tranche Term Loan B4
7.418% (3 Month LIBOR + 4.25%), due 6/5/25 (c)(d)	483,888	475,420
MH Sub I LLC (c)
First Lien Amendment No. 2 Initial Term Loan
6.865% (1 Month LIBOR + 3.75%), due 9/13/24	2,985,165	2,836,838
First Lien 2020 June New Term Loan
6.865% (1 Month LIBOR + 3.75%), due 9/13/24	2,065,326	1,962,576
Misys Ltd. (c)
First Lien Dollar Term Loan
6.871% (3 Month LIBOR + 3.50%), due 6/13/24	2,636,407	2,293,674
Second Lien Dollar Term Loan
10.621% (3 Month LIBOR + 7.25%), due 6/13/25	900,000	726,187
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
7.12% (1 Month LIBOR + 4.00%), due 4/26/24 (c)	1,990,671	1,912,911
Proofpoint, Inc.
First Lien Initial Term Loan
6.32% (3 Month LIBOR + 3.25%), due 8/31/28 (c)	2,487,500	2,330,477
Rocket Software, Inc. (c)
First Lien Initial Term Loan
7.365% (1 Month LIBOR + 4.25%), due 11/28/25	868,500	826,161
First Lien 2021 Dollar Term Loan
7.365% (1 Month LIBOR + 4.25%), due 11/28/25	1,481,250	1,407,928
Seattle SpinCo, Inc.
Initial Term Loan
5.865% (1 Month LIBOR + 2.75%), due 6/21/24 (c)	947,620	923,929
Sharp Midco LLC
First Lien Initial Term Loan
7.674% (3 Month LIBOR + 4.00%), due 12/31/28 (c)	1,791,000	1,683,540

	Principal Amount	Value
Loan Assignments
Electronics
SS&C Technologies Holdings, Inc. (c)
Term Loan B3
4.865% (1 Month LIBOR + 1.75%), due 4/16/25	$ 627,360	$ 605,873
Term Loan B4
4.865% (1 Month LIBOR + 1.75%), due 4/16/25	509,288	491,845
Term Loan B5
4.865% (1 Month LIBOR + 1.75%), due 4/16/25	1,894,801	1,835,588
Surf Holdings SARL
First Lien Dollar Tranche Term Loan
6.668% (3 Month LIBOR + 3.50%), due 3/5/27 (c)	2,010,496	1,936,180
ThoughtWorks, Inc.
Incremental Term Loan
5.865% (1 Month LIBOR + 2.75%), due 3/24/28 (c)	339,252	329,498
Trader Corp.
First Lien 2017 Refinancing Term Loan
6.113% (1 Month LIBOR + 3.00%), due 9/28/23 (c)	2,283,127	2,191,802
Vertiv Group Corp.
Term Loan B
5.303% (1 Month LIBOR + 2.75%), due 3/2/27 (c)	1,955,225	1,855,020
VS Buyer LLC
Initial Term Loan
6.115% (1 Month LIBOR + 3.00%), due 2/28/27 (c)	975,000	938,437
WEX, Inc.
Term Loan B
5.365% (1 Month LIBOR + 2.25%), due 3/31/28 (c)	985,000	954,014
		59,934,728
Energy (Electricity) 0.1%
Covanta Holding Corp. (c)
Initial Term Loan B
5.615% (1 Month LIBOR + 2.50%), due 11/30/28	555,397	537,347
Initial Term Loan C
5.615% (1 Month LIBOR + 2.50%), due 11/30/28	41,812	40,453
		577,800
Entertainment 1.6%
Alterra Mountain Co.
Term Loan B2
6.615% (1 Month LIBOR + 3.50%), due 8/17/28 (c)	3,372,639	3,263,028
Fertitta Entertainment LLC
Initial Term Loan B
7.034% (1 Month LIBOR + 4.00%), due 1/27/29 (c)	4,233,737	3,920,911
Formula One Management Ltd.
USD Facility Term Loan B3
5.615% (1 Month LIBOR + 2.50%), due 2/1/24 (c)	2,568,089	2,536,904

	Principal Amount	Value
Loan Assignments
Entertainment
J&J Ventures Gaming LLC
Initial Term Loan
7.674% (3 Month LIBOR + 4.00%), due 4/26/28 (c)	$ 3,960,000	$ 3,744,675
		13,465,518
Finance 6.4%
AAdvantage Loyality IP Ltd.
Initial Term Loan
7.46% (3 Month LIBOR + 4.75%), due 4/20/28 (c)	3,400,000	3,288,082
Acuity Specialty Products, Inc.
First Lien Initial Term Loan
7.674% (3 Month LIBOR + 4.00%), due 8/12/24 (c)(d)	397,561	339,914
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
7.703% (3 Month LIBOR + 4.00%), due 2/16/28 (c)	2,269,531	2,169,293
ADMI Corp. (c)
Amendment No.4 Refinancing Term Loan
6.49% (1 Month LIBOR + 3.375%), due 12/23/27	1,477,500	1,289,119
Amendment No. 5 Incremental Term Loan
6.865% (1 Month LIBOR + 3.75%), due 12/23/27	742,500	654,019
AlixPartners LLP
Initial Dollar Term Loan
5.865% (1 Month LIBOR + 2.75%), due 2/4/28 (c)	1,477,500	1,416,553
Blackstone Mortgage Trust, Inc.
Term Loan B4
6.534% (1 Month LIBOR + 3.50%), due 5/9/29 (c)	1,197,000	1,143,135
Blue Tree Holdings, Inc.
Term Loan
6.18% (3 Month LIBOR + 2.50%), due 3/4/28 (c)	492,500	472,184
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
6.865% (1 Month LIBOR + 3.75%), due 10/2/25 (c)	2,246,866	2,123,989
Brand Industrial Services, Inc.
Initial Term Loan 6.50% - 7.033%
(3 Month LIBOR + 4.25%), due 6/21/24 (c)	1,639,923	1,420,584
Colouroz Investment 1 GmbH
First Lien Initial Term Loan C 6.801% - 7.009%
(0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/23 (c)(d)(f)	197,519	159,497
Colouroz Investment 2 LLC
First Lien Initial Term Loan B2 6.801% - 7.009%
(0.75% PIK) (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23 (c)(d)(f)	1,194,830	964,825
Covia Holdings LLC
Initial Term Loan
6.285% (3 Month LIBOR + 4.00%), due 7/31/26 (c)	709,736	670,109
CPC Acquisition Corp.
First Lien Initial Term Loan
7.424% (3 Month LIBOR + 3.75%), due 12/29/27 (c)	1,970,000	1,528,391

	Principal Amount	Value
Loan Assignments
Finance
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
6.784% (1 Month LIBOR + 3.75%), due 4/9/27 (c)	$ 977,500	$ 924,959
Endurance International Group Holdings, Inc.
Initial Term Loan
6.185% (1 Month LIBOR + 3.50%), due 2/10/28 (c)	3,855,748	3,238,829
LBM Acquisition LLC
First Lien Initial Term Loan
7.121% (3 Month LIBOR + 3.75%), due 12/17/27 (c)	843,126	733,941
LSF11 Skyscraper Holdco SARL
USD Facility Term Loan B3
7.174% (3 Month LIBOR + 3.50%), due 9/29/27 (c)	788,075	744,731
Minimax Viking GmbH
Facility Term Loan B1C
5.615% (1 Month LIBOR + 2.50%), due 7/31/25 (c)	2,161,409	2,085,760
ON Semiconductor Corp.
2019 New Replacement Term Loan B4
5.115% (1 Month LIBOR + 2.00%), due 9/19/26 (c)	329,584	328,584
Onex TSG Intermediate Corp.
Initial Term Loan
7.865% (1 Month LIBOR + 4.75%), due 2/28/28 (c)	987,500	872,291
Park River Holdings, Inc.
First Lien Initial Term Loan
5.527% (3 Month LIBOR + 3.25%), due 12/28/27 (c)	1,316,658	1,113,046
Peraton Corp.
First Lien Term Loan B
6.865% (1 Month LIBOR + 3.75%), due 2/1/28 (c)	5,415,830	5,123,375
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
6.076% (3 Month LIBOR + 4.00%), due 6/22/26 (c)	2,073,750	1,804,162
PODS LLC
Initial Term Loan
6.115% (1 Month LIBOR + 3.00%), due 3/31/28 (c)	2,955,150	2,793,146
Potters Industries LLC
Initial Term Loan
7.674% (3 Month LIBOR + 4.00%), due 12/14/27 (c)	788,000	748,600
RealPage, Inc.
First Lien Initial Term Loan
5.524% (1 Month LIBOR + 3.00%), due 4/24/28 (c)	2,365,967	2,209,960
RealTruck Group, Inc.
Initial Term Loan
6.615% (1 Month LIBOR + 3.50%), due 1/31/28 (c)	1,063,800	922,403
Spa Holdings 3 Oy
USD Facility Term Loan B
7.424% (3 Month LIBOR + 3.75%), due 2/4/28 (c)	790,050	727,833
Triton Water Holdings, Inc.
First Lien Initial Term Loan
7.174% (3 Month LIBOR + 3.50%), due 3/31/28 (c)	3,194,554	2,847,146

	Principal Amount	Value
Loan Assignments
Finance
WCG Purchaser Corp.
First Lien Initial Term Loan 6.25% - 6.524%
(1 Month LIBOR + 4.00%, 3 Month LIBOR + 4.00%), due 1/8/27 (c)	$ 2,249,545	$ 2,106,137
WildBrain Ltd.
Initial Term Loan
7.365% (1 Month LIBOR + 4.25%), due 3/24/28 (c)	3,590,325	3,276,172
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
6.424% (3 Month LIBOR + 2.75%), due 3/24/28 (c)	2,212,000	2,112,460
		52,353,229
Healthcare 1.9%
AHP Health Partners, Inc.
Initial Term Loan
6.615% (1 Month LIBOR + 3.50%), due 8/24/28 (c)	848,571	806,143
Chariot Buyer LLC
First Lien Initial Term Loan
6.615% (1 Month LIBOR + 3.50%), due 11/3/28 (c)	4,764,000	4,320,353
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
6.365% (3 Month LIBOR + 3.25%), due 9/29/28 (c)	1,287,000	1,232,533
ICU Medical, Inc.
Tranche Term Loan B 5.384% - 5.953%
(1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 1/8/29 (c)	597,000	579,650
LSCS Holdings, Inc.
First Lien Initial Term Loan
8.174% (3 Month LIBOR + 4.50%), due 12/16/28 (c)	694,750	663,486
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
6.377% (3 Month LIBOR + 3.50%), due 11/1/28 (c)	441,129	418,245
Medline Borrower LP
Initial Dollar Term Loan
6.365% (1 Month LIBOR + 3.25%), due 10/23/28 (c)	2,089,500	1,918,278
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
6.814% (1 Month LIBOR + 4.25%), due 10/1/28 (c)	3,473,750	3,250,127
WP CityMD Bidco LLC
Second Amendment Refinancing Term Loan
6.924% (3 Month LIBOR + 3.25%), due 12/22/28 (c)	2,155,833	2,056,512
		15,245,327
Healthcare & Pharmaceuticals 1.2%
Bausch & Lomb Corp.
Initial Term Loan
6.098% (1 Month LIBOR + 3.25%), due 5/10/27 (c)	1,995,000	1,850,777
Bausch Health Cos., Inc.
Second Amendment Term Loan
8.098% (1 Month LIBOR + 5.25%), due 2/1/27 (c)	1,481,250	1,133,156

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Embecta Corp.
First Lien Initial Term Loan
6.553% (3 Month LIBOR + 3.00%), due 3/30/29 (c)	$ 616,467	$ 597,973
Envision Healthcare Corp. (c)
Third Out Term Loan
6.325% (3 Month LIBOR + 3.75%), due 3/31/27	507,149	130,845
Second Out Term Loan
6.825% (3 Month LIBOR + 4.25%), due 3/31/27	1,079,227	465,147
First Out Term Loan
10.531% (3 Month LIBOR + 7.875%), due 3/31/27	181,558	166,428
Owens & Minor, Inc.
Term Loan B1 6.884% - 7.831%
(1 Month LIBOR + 3.75%, 6 Month LIBOR + 3.75%), due 3/29/29 (c)	995,000	972,613
Pediatric Associates Holding Co. LLC (c)
Amendment No. 1 Incremental Delayed Draw Term Loan 4.925% - 6.056%
(3 Month LIBOR + 3.25%), due 12/29/28 (d)(e)	105,000	100,538
Amendment No. 1 Incremental Term Loan
5.076% (3 Month LIBOR + 3.25%), due 12/29/28	1,382,526	1,323,769
Physician Partners LLC
Initial Term Loan
7.134% (1 Month LIBOR + 4.00%), due 12/23/28 (c)	1,119,375	1,050,813
Team Health Holdings, Inc.
Extended Term Loan
8.284% (1 Month LIBOR + 5.25%), due 3/2/27 (c)	2,507,265	2,134,309
		9,926,368
Healthcare, Education & Childcare 5.2%
Agiliti Health, Inc.
Initial Term Loan
5.375% (1 Month LIBOR + 2.75%), due 1/4/26 (c)	868,500	838,102
Akorn Operating Co. LLC
Term Loan
9.777% (3 Month LIBOR + 7.50%), due 10/1/25 (c)	27,337	26,243
Alvogen Pharma U.S., Inc.
January 2020 Term Loan
8.953% (3 Month LIBOR + 5.25%), due 12/31/23 (c)	1,219,529	1,053,673
Amneal Pharmaceuticals LLC
Initial Term Loan 6.625% - 7.188%
(1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 5/4/25 (c)	3,118,916	2,573,106
athenahealth Group, Inc.
Initial Term Loan
6.576% (1 Month LIBOR + 3.50%), due 2/15/29 (c)	4,264,674	3,812,618
Auris Luxembourg III SARL
Facility Term Loan B2
5.576% (6 Month LIBOR + 3.75%), due 2/27/26 (c)	1,141,070	992,731
Carestream Dental Technology Parent Ltd. (c)
First Lien Initial Term Loan
6.365% (1 Month LIBOR + 3.25%), due 9/1/24	689,648	646,545

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Carestream Dental Technology Parent Ltd. (c)
First Lien Tranche Term Loan B
7.615% (1 Month LIBOR + 4.50%), due 9/1/24	$ 229,335	$ 220,544
Carestream Health, Inc. (c)(g)(h)
Second Lien 2023 Extended Term Loan
(10.62% PIK) (3 Month LIBOR + 4.50%), due 8/8/23 (f)	1,638,840	1,065,246
First Lien 2023 Extended Term Loan
9.50% (3 Month LIBOR + 7.25%), due 5/8/23	1,777,351	1,528,522
Ecovyst Catalyst Technologies LLC
Initial Term Loan
5.306% (3 Month LIBOR + 2.50%), due 6/9/28 (c)	1,777,500	1,689,514
Elanco Animal Health, Inc.
Term Loan
4.314% (1 Month LIBOR + 1.75%), due 8/1/27 (c)	1,503,240	1,425,823
eResearchTechnology, Inc.
First Lien Initial Term Loan
7.615% (1 Month LIBOR + 4.50%), due 2/4/27 (c)	1,960,909	1,823,646
FC Compassus LLC
Term Loan B1
7.127% (3 Month LIBOR + 4.25%), due 12/31/26 (c)(d)	2,035,617	1,815,093
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
5.115% (1 Month LIBOR + 2.00%), due 11/15/27 (c)	925,556	876,617
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
4.875% (1 Month LIBOR + 1.75%), due 3/15/28 (c)	656,667	629,579
Insulet Corp.
Term Loan B
6.365% (1 Month LIBOR + 3.25%), due 5/4/28 (c)	1,382,500	1,347,937
Journey Personal Care Corp.
Initial Term Loan
7.924% (3 Month LIBOR + 4.25%), due 3/1/28 (c)	987,500	620,479
LifePoint Health, Inc.
First Lien Term Loan B
6.871% (1 Month LIBOR + 3.75%), due 11/16/25 (c)	3,376,733	3,132,525
Mallinckrodt International Finance SA
2017 Replacement Term Loan
8.733% (3 Month LIBOR + 5.25%), due 9/30/27 (c)	955,180	792,800
National Mentor Holdings, Inc. (c)
First Lien Initial Term Loan 6.87% - 7.43%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/2/28	1,554,369	1,103,602
First Lien Initial Term Loan C
6.01% (3 Month LIBOR + 3.75%), due 3/2/28	49,563	35,189
Organon & Co.
Dollar Term Loan
6.188% (3 Month LIBOR + 3.00%), due 6/2/28 (c)	2,555,126	2,488,054

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
6.924% (3 Month LIBOR + 3.25%), due 3/3/28 (c)	$ 1,970,000	$ 1,859,680
Raptor Acquisition Corp.
First Lien Term Loan B
7.602% (3 Month LIBOR + 4.00%), due 11/1/26 (c)	1,250,000	1,185,416
Select Medical Corp.
Tranche Term Loan B
5.62% (1 Month LIBOR + 2.50%), due 3/6/25 (c)	3,048,391	2,941,698
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
5.274% (1 Month LIBOR + 2.75%), due 6/27/25 (c)(d)	480,000	437,200
Sunshine Luxembourg VII SARL
Facility Term Loan B3
7.424% (3 Month LIBOR + 3.75%), due 10/1/26 (c)	6,413,997	5,959,001
		42,921,183
High Tech Industries 1.5%
Altar BidCo, Inc.
First Lien Initial Term Loan 5.202% - 5.75%
(1 Year LIBOR + 3.35%, 6 Month LIBOR + 3.35%), due 2/1/29 (c)	1,875,000	1,749,609
AP Gaming I LLC
Term Loan B
7.134% (1 Month LIBOR + 4.00%), due 2/15/29 (c)	2,902,084	2,717,076
Central Parent, Inc.
First Lien Initial Term Loan
6.61% (3 Month LIBOR + 4.50%), due 7/6/29 (c)	1,000,000	961,094
NAB Holdings LLC
Initial Term Loan
6.703% (3 Month LIBOR + 3.00%), due 11/23/28 (c)	1,786,500	1,694,197
Scientific Games Holdings LP
First Lien Initial Dollar Term Loan
5.617% (3 Month LIBOR + 3.50%), due 4/4/29 (c)	1,730,769	1,591,948
Trans Union LLC
2021 Incremental Term Loan B6
5.365% (1 Month LIBOR + 2.25%), due 12/1/28 (c)	3,548,468	3,436,840
		12,150,764
Home and Office Furnishings, Housewares & Durable Consumer Products 0.0% ‡
Serta Simmons Bedding LLC
First Lien Initial Term Loan 6.21% - 6.266%
(3 Month LIBOR + 3.50%), due 11/8/23 (c)	2,473,749	238,541
Hotel, Gaming & Leisure 0.2%
Flutter Entertainment plc
2028 Third Amendment Term Loan B
TBD, due 7/22/28	2,159,411	2,104,655

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming 3.8%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
6.865% (1 Month LIBOR + 3.75%), due 2/2/26 (c)	$ 2,673,639	$ 2,352,803
Caesars Resort Collection LLC (c)
Term Loan B
5.865% (1 Month LIBOR + 2.75%), due 12/23/24	2,304,450	2,246,839
Term Loan B1
6.615% (1 Month LIBOR + 3.50%), due 7/21/25	588,583	579,755
Churchill Downs, Inc.
Facility Term Loan B
5.12% (1 Month LIBOR + 2.00%), due 12/27/24 (c)	1,912,198	1,881,922
Entain plc
USD Facility Term Loan B
6.174% (3 Month LIBOR + 2.50%), due 3/29/27 (c)	1,269,643	1,234,728
Everi Holdings, Inc.
Term Loan B
5.615% (1 Month LIBOR + 2.50%), due 8/3/28 (c)	1,459,306	1,400,413
Four Seasons Holdings, Inc.
First Lien 2013 Term Loan
5.121% (1 Month LIBOR + 2.00%), due 11/30/23 (c)	1,427,862	1,421,079
Golden Entertainment, Inc.
First Lien Facility Term Loan B
6.09% (1 Month LIBOR + 3.00%), due 10/21/24 (c)	1,243,523	1,227,461
Hilton Worldwide Finance LLC
Refinanced Term Loan B2
4.834% (1 Month LIBOR + 1.75%), due 6/22/26 (c)	235,804	227,649
Oceankey U.S. II Corp.
Initial Term Loan
6.615% (1 Month LIBOR + 3.50%), due 12/15/28 (c)	995,000	934,471
PCI Gaming Authority
Facility Term Loan B
5.615% (1 Month LIBOR + 2.50%), due 5/29/26 (c)	2,449,126	2,370,754
Penn National Gaming, Inc.
Facility Term Loan B
5.884% (1 Month LIBOR + 2.75%), due 5/3/29 (c)	498,750	478,488
Scientific Games International, Inc.
Initial Term Loan B
5.906% (1 Month LIBOR + 3.00%), due 4/14/29 (c)	3,740,625	3,628,406
Station Casinos LLC
Facility Term Loan B1
5.37% (1 Month LIBOR + 2.25%), due 2/8/27 (c)	1,618,895	1,548,744
Travel + Leisure Co.
Term Loan B
5.365% (1 Month LIBOR + 2.25%), due 5/30/25 (c)	1,927,255	1,850,164
UFC Holdings LLC
First Lien Term Loan B3
5.52% (3 Month LIBOR + 2.75%), due 4/29/26 (c)	4,112,137	3,937,371

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Whatabrands LLC
Initial Term Loan B
6.365% (1 Month LIBOR + 3.25%), due 8/3/28 (c)	$ 1,985,000	$ 1,834,884
Wyndham Hotels & Resorts, Inc.
Term Loan B
4.865% (1 Month LIBOR + 1.75%), due 5/30/25 (c)	1,792,903	1,743,598
		30,899,529
Insurance 3.8%
Acrisure LLC (c)
First Lien 2020 Term Loan
6.615% (1 Month LIBOR + 3.50%), due 2/15/27	2,983,911	2,719,089
First Lien 2021-2 Additional Term Loan
7.365% (1 Month LIBOR + 4.25%), due 2/15/27	1,042,125	976,992
Alliant Holdings Intermediate LLC
New Term Loan B4
6.493% (1 Month LIBOR + 3.50%), due 11/5/27 (c)	1,980,000	1,877,464
AmWINS Group, Inc.
Term Loan
5.365% (1 Month LIBOR + 2.25%), due 2/19/28 (c)	1,965,015	1,874,133
AssuredPartners, Inc.
2020 February Refinancing Term Loan
6.615% (1 Month LIBOR + 3.50%), due 2/12/27 (c)	3,132,923	2,957,479
Asurion LLC (c)
New Term Loan B7
6.115% (1 Month LIBOR + 3.00%), due 11/3/24	1,432,045	1,336,725
New Term Loan B8
6.365% (1 Month LIBOR + 3.25%), due 12/23/26	982,500	830,213
New Term Loan B9
6.365% (1 Month LIBOR + 3.25%), due 7/31/27	492,500	413,700
Second Lien New Term Loan B3
8.365% (1 Month LIBOR + 5.25%), due 1/31/28	300,000	227,000
Second Lien New Term Loan B4
8.365% (1 Month LIBOR + 5.25%), due 1/20/29	2,500,000	1,900,000
Broadstreet Partners, Inc. (c)
2020 Initial Term Loan
6.115% (1 Month LIBOR + 3.00%), due 1/27/27	2,496,345	2,352,805
Tranche Term Loan B2
6.365% (1 Month LIBOR + 3.25%), due 1/27/27	693,000	653,499
Hub International Ltd. (c)
Incremental Term Loan B3 5.782% - 5.982%
(2 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 4/25/25	2,964,811	2,851,778
Initial Term Loan
5.766% (3 Month LIBOR + 3.00%), due 4/25/25	1,393,507	1,337,960
NFP Corp.
Closing Date Term Loan
6.365% (1 Month LIBOR + 3.25%), due 2/15/27 (c)	1,914,561	1,792,508

	Principal Amount	Value
Loan Assignments
Insurance
Ryan Specialty Group LLC
Initial Term Loan
6.134% (1 Month LIBOR + 3.00%), due 9/1/27 (c)	$ 980,000	$ 945,700
Sedgwick Claims Management Services, Inc. (c)
Initial Term Loan
6.365% (1 Month LIBOR + 3.25%), due 12/31/25	2,902,381	2,742,750
2019 Term Loan
6.865% (1 Month LIBOR + 3.75%), due 9/3/26	967,500	922,753
USI, Inc.
2017 New Term Loan
6.424% (3 Month LIBOR + 2.75%), due 5/16/24 (c)	2,850,000	2,769,251
		31,481,799
Leisure, Amusement, Motion Pictures & Entertainment 1.1%
Bombardier Recreational Products, Inc.
2020 Replacement Term Loan
5.115% (1 Month LIBOR + 2.00%), due 5/24/27 (c)	2,264,591	2,149,475
Creative Artists Agency LLC
Closing Date Term Loan
6.865% (1 Month LIBOR + 3.75%), due 11/27/26 (c)	1,458,750	1,432,492
Fitness International LLC (c)
Term Loan A
6.365% (1 Month LIBOR + 3.25%), due 1/8/25	1,099,687	1,011,713
Term Loan B
6.365% (1 Month LIBOR + 3.25%), due 4/18/25	270,764	250,998
Lions Gate Capital Holdings LLC
Term Loan B
5.365% (1 Month LIBOR + 2.25%), due 3/24/25 (c)	1,007,006	970,922
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
4.865% (1 Month LIBOR + 1.75%), due 8/29/25 (c)	1,313,765	1,250,047
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC)
First Lien Term Loan B1
5.87% (1 Month LIBOR + 2.75%), due 5/18/25 (c)	2,361,794	2,249,609
		9,315,256
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
Initial Term Loan
4.862% (1 Month LIBOR + 2.25%), due 7/31/26 (c)	461,518	461,134
Columbus McKinnon Corp.
Initial Term Loan
6.438% (3 Month LIBOR + 2.75%), due 5/14/28 (c)	1,376,030	1,341,629
CPM Holdings, Inc. (c)
First Lien Initial Term Loan
6.064% (1 Month LIBOR + 3.50%), due 11/17/25	1,443,742	1,390,805
Second Lien Initial Term Loan
10.814% (1 Month LIBOR + 8.25%), due 11/16/26 (d)(e)	797,980	758,081

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)
Husky Injection Molding Systems Ltd.
Initial Term Loan
5.877% (3 Month LIBOR + 3.00%), due 3/28/25 (c)	$ 1,790,620	$ 1,604,843
		5,556,492
Manufacturing 2.1%
ASP Blade Holdings, Inc.
Initial Term Loan
7.674% (3 Month LIBOR + 4.00%), due 10/13/28 (c)	1,489,412	1,288,341
Coherent Corp.
Initial Term Loan B
5.314% (1 Month LIBOR + 2.75%), due 7/2/29 (c)	2,750,000	2,658,334
CP Atlas Buyer, Inc.
Term Loan B
6.615% (1 Month LIBOR + 3.75%), due 11/23/27 (c)	3,340,300	2,896,782
CPG International LLC
Closing Date Term Loan
4.092% (6 Month LIBOR + 2.50%), due 4/28/29 (c)	1,250,000	1,214,063
FCG Acquisitions, Inc.
First Lien Initial Term Loan
7.424% (3 Month LIBOR + 3.75%), due 3/31/28 (c)	987,517	943,078
Idemia Group SAS
USD Facility Term Loan B3
8.174% (3 Month LIBOR + 4.50%), due 1/10/26 (c)	1,064,943	1,015,689
Madison IAQ LLC
Term Loan
6.815% (3 Month LIBOR + 3.25%), due 6/21/28 (c)	2,330,500	2,148,138
Pro Mach Group, Inc.
First Lien Closing Date Initial Term Loan
7.115% (1 Month LIBOR + 4.00%), due 8/31/28 (c)	2,792,192	2,656,771
Standard Industries, Inc.
Initial Term Loan
6.675% (3 Month LIBOR + 2.50%), due 9/22/28 (c)	1,057,596	1,024,547
Weber-Stephen Products LLC
Initial Term Loan B
6.365% (1 Month LIBOR + 3.25%), due 10/30/27 (c)	290,311	234,426
Zurn LLC
First Lien Term Loan B
5.365% (1 Month LIBOR + 2.25%), due 10/4/28 (c)	843,625	833,080
		16,913,249
Media 1.9%
Cogeco Communications Finance (USA) LP
Amendment No. 5 Incremental Term Loan B
5.615% (1 Month LIBOR + 2.50%), due 9/1/28 (c)	2,775,511	2,676,287
Diamond Sports Group LLC
Second Lien Term Loan
5.945% (1 Month LIBOR + 3.25%), due 8/24/26 (c)	2,905,631	563,692

	Principal Amount	Value
Loan Assignments
Media
Directv Financing LLC
Closing Date Term Loan
8.115% (1 Month LIBOR + 5.00%), due 8/2/27 (c)	$ 3,822,000	$ 3,551,475
KKR Apple Bidco LLC (c)
First Lien Initial Term Loan
5.865% (1 Month LIBOR + 2.75%), due 9/22/28	2,352,225	2,242,258
First Lien Amendment No. 1 Term Loan
7.064% (1 Month LIBOR + 4.00%), due 9/22/28	750,000	734,063
Mission Broadcasting, Inc.
Term Loan B4
5.064% (1 Month LIBOR + 2.50%), due 6/2/28 (c)	594,000	583,457
Radiate Holdco LLC
Amendment No. 6 Term Loan
6.365% (1 Month LIBOR + 3.25%), due 9/25/26 (c)	4,064,396	3,750,673
Sinclair Television Group, Inc.
Term Loan B4
6.884% (1 Month LIBOR + 3.75%), due 4/21/29 (c)	1,995,000	1,881,949
		15,983,854
Mining, Steel, Iron & Non-Precious Metals 0.8%
American Rock Salt Co. LLC
First Lien Initial Term Loan
7.12% (1 Month LIBOR + 4.00%), due 6/9/28 (c)	1,241,429	1,142,114
Gates Global LLC
Initial Dollar Term Loan B3
5.615% (1 Month LIBOR + 2.50%), due 3/31/27 (c)	2,906,757	2,791,007
Graftech International Ltd.
Initial Term Loan
6.115% (1 Month LIBOR + 3.00%), due 2/12/25 (c)	605,084	564,241
MRC Global (U.S.), Inc.
2018 Refinancing Term Loan
6.115% (1 Month LIBOR + 3.00%), due 9/20/24 (c)	1,048,901	997,768
U.S. Silica Co.
Term Loan
7.125% (1 Month LIBOR + 4.00%), due 5/1/25 (c)	1,431,609	1,370,766
		6,865,896
Oil & Gas 1.6%
AL GCX Holdings LLC
Initial Term Loan
6.066% (3 Month LIBOR + 3.75%), due 5/17/29 (c)	500,000	491,250
Buckeye Partners LP
2021 Tranche Term Loan B1
5.365% (1 Month LIBOR + 2.25%), due 11/1/26 (c)	1,340,805	1,304,771
ChampionX Corp.
Term Loan B1
6.004% (1 Month LIBOR + 3.25%), due 6/7/29 (c)	1,500,000	1,493,625

	Principal Amount	Value
Loan Assignments
Oil & Gas
DT Midstream, Inc.
Initial Term Loan
5.125% (1 Month LIBOR + 2.00%), due 6/26/28 (c)	$ 319,462	$ 319,363
Fleet Midco I Ltd.
Facility Term Loan B
6.115% (1 Month LIBOR + 3.00%), due 10/7/26 (c)	1,212,500	1,170,062
GIP III Stetson I LP
Initial Term Loan
6.774% (1 Month LIBOR + 4.25%), due 7/18/25 (c)(d)	1,417,322	1,349,999
Keane Group Holdings LLC
Initial Term Loan
6.875% (1 Month LIBOR + 3.75%), due 5/25/25 (c)	957,500	926,980
Medallion Midland Acquisition LLC
Initial Term Loan
7.424% (3 Month LIBOR + 3.75%), due 10/18/28 (c)	573,169	553,108
Murphy Oil USA, Inc.
Tranche Term Loan B
4.32% (1 Month LIBOR + 1.75%), due 1/31/28 (c)	444,375	442,431
NorthRiver Midstream Finance LP
Initial Term Loan B
5.527% (3 Month LIBOR + 3.25%), due 10/1/25 (c)	1,152,000	1,119,239
Oryx Midstream Services Permian Basin LLC
Initial Term Loan
6.211% (3 Month LIBOR + 3.25%), due 10/5/28 (c)	995,000	962,414
PES Holdings LLC
Tranche Term Loan C
10.75% (3.00% PIK) (1 Month LIBOR + 4.50%), due 12/31/22 (c)(d)(f)(g)(h)	1,135,118	28,378
Prairie ECI Acquiror LP
Initial Term Loan
7.865% (1 Month LIBOR + 4.75%), due 3/11/26 (c)	1,185,525	1,106,490
Traverse Midstream Partners LLC
Advance Term Loan
5.95% (6 Month LIBOR + 4.25%), due 9/27/24 (c)	1,138,897	1,110,424
Veritas U.S., Inc.
Dollar 2021 Term Loan B
8.674% (3 Month LIBOR + 5.00%), due 9/1/25 (c)	1,184,008	931,666
		13,310,200
Packaging 0.3%
LABL, Inc.
Initial Dollar Term Loan
8.115% (1 Month LIBOR + 5.00%), due 10/29/28 (c)	1,488,750	1,339,503
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
5.625% (1 Month LIBOR + 2.50%), due 12/1/28 (c)	963,088	929,680
		2,269,183

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products 1.3%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
6.634% (1 Month LIBOR + 3.50%), due 12/21/28 (c)	$ 2,374,050	$ 2,266,228
Foundation Building Materials, Inc.
First Lien Initial Term Loan
6.056% (3 Month LIBOR + 3.25%), due 1/31/28 (c)	740,625	666,254
Hunter Douglas Holding BV
Tranche Term Loan B1
6.34% (3 Month LIBOR + 3.50%), due 2/26/29 (c)	3,000,000	2,455,500
Leslie's Poolmart, Inc.
Initial Term Loan
5.615% (1 Month LIBOR + 2.50%), due 3/9/28 (c)	1,970,000	1,873,470
Michaels Cos., Inc. (The)
Term Loan B
7.924% (3 Month LIBOR + 4.25%), due 4/15/28 (c)	3,160,000	2,553,675
Prestige Brands, Inc.
Term Loan B5
5.115% (1 Month LIBOR + 2.00%), due 7/3/28 (c)	682,500	679,514
Spectrum Brands, Inc.
2021 Term Loan
5.12% (1 Month LIBOR + 2.00%), due 3/3/28 (c)	98,500	93,082
		10,587,723
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
5.115% (1 Month LIBOR + 2.00%), due 1/15/27 (c)	1,687,702	1,629,424
Hercules Achievement, Inc.
First Lien Initial Term Loan
6.615% (1 Month LIBOR + 3.50%), due 12/16/24 (c)	1,905,084	1,772,681
SRAM LLC
Initial Term Loan 5.556% - 5.865%
(1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 5/18/28 (c)	2,359,091	2,223,443
		5,625,548
Personal Transportation 0.4%
First Student Bidco, Inc. (c)
Initial Term Loan B
6.642% (3 Month LIBOR + 3.00%), due 7/21/28	658,303	605,090
Initial Term Loan C
6.642% (3 Month LIBOR + 3.00%), due 7/21/28	244,834	225,043
Uber Technologies, Inc. (c)
2021 Incremental Term Loan
6.57% (3 Month LIBOR + 3.50%), due 4/4/25	1,714,194	1,674,910
2021 Refinancing Term Loan
6.57% (3 Month LIBOR + 3.50%), due 2/25/27	984,293	957,636
		3,462,679

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services 1.7%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
4.871% (1 Month LIBOR + 1.75%), due 11/19/26 (c)	$ 2,126,586	$ 2,030,558
Aramark Intermediate HoldCo Corp. (c)
U.S. Term Loan B3
4.865% (1 Month LIBOR + 1.75%), due 3/11/25	2,182,663	2,110,362
U.S. Term Loan B5
5.615% (1 Month LIBOR + 2.50%), due 4/6/28	1,402,972	1,370,089
Hayward Industries, Inc.
First Lien Refinancing Term Loan
5.615% (1 Month LIBOR + 2.50%), due 5/30/28 (c)	2,765,000	2,596,797
Hillman Group, Inc. (The) (c)
Initial Term Loan
5.834% (1 Month LIBOR + 2.75%), due 7/14/28	534,823	509,820
Initial Delayed Draw Term Loan
5.834% (1 Month LIBOR + 2.75%), due 7/14/28	10,274	9,794
IRB Holding Corp. (c)
2022 Replacement Term Loan B
5.695% (1 Month LIBOR + 3.00%), due 12/15/27	2,131,212	1,987,355
2020 Replacement Term Loan B
5.865% (1 Month LIBOR + 2.75%), due 2/5/25	2,398,462	2,315,801
KFC Holding Co.
2021 Term Loan B
4.743% (1 Month LIBOR + 1.75%), due 3/15/28 (c)	1,452,930	1,436,282
		14,366,858
Pharmaceuticals 0.1%
Padagis LLC
Term Loan B
7.043% (3 Month LIBOR + 4.75%), due 7/6/28 (c)	1,129,412	976,941
Printing & Publishing 0.7%
Getty Images, Inc.
Initial Dollar Term Loan
7.625% (3 Month LIBOR + 4.50%), due 2/19/26 (c)	1,009,145	998,633
Severin Acquisition LLC
First Lien Initial Term Loan
5.493% (1 Month LIBOR + 3.00%), due 8/1/25 (c)	1,939,997	1,879,978
Springer Nature Deutschland GmbH
Initial Term Loan B18
5.524% (1 Month LIBOR + 3.00%), due 8/14/26 (c)	3,062,584	2,970,706
		5,849,317
Radio and TV Broadcasting 0.1%
Nielsen Finance LLC
Term Loan B4
4.705% (1 Month LIBOR + 2.00%), due 10/4/23 (c)	722,413	720,507

	Principal Amount	Value
Loan Assignments
Retail 0.6%
Great Outdoors Group LLC
Term Loan B2
6.865% (1 Month LIBOR + 3.75%), due 3/6/28 (c)	$ 5,352,968	$ 4,921,385
Retail Store 1.5%
BJ's Wholesale Club, Inc.
First Lien Tranche Term Loan B
4.773% (1 Month LIBOR + 2.00%), due 2/3/24 (c)	1,549,995	1,546,551
EG Group Ltd. (c)
USD Facility Term Loan B
7.674% (3 Month LIBOR + 4.00%), due 2/7/25	659,995	614,208
USD Additional Facility Term Loan
7.674% (3 Month LIBOR + 4.00%), due 2/7/25	1,432,535	1,333,153
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
5.865% (1 Month LIBOR + 2.75%), due 10/19/27 (c)	3,814,327	3,445,607
PetSmart LLC
Initial Term Loan
6.87% (1 Month LIBOR + 3.75%), due 2/11/28 (c)	1,386,000	1,306,998
Rising Tide Holdings, Inc.
First Lien Initial Term Loan
7.865% (1 Month LIBOR + 4.75%), due 6/1/28 (c)	2,415,600	2,053,260
White Cap Supply Holdings LLC
Initial Closing Date Term Loan
6.784% (1 Month LIBOR + 3.75%), due 10/19/27 (c)	1,967,594	1,837,650
		12,137,427
Services: Business 4.6%
Brown Group Holdings LLC (c)
Initial Term Loan
5.615% (1 Month LIBOR + 2.50%), due 6/7/28	1,155,477	1,095,104
Incremental Facility Term Loan B2
6.784% (1 Month LIBOR + 3.75%), due 7/2/29	166,667	160,938
Charlotte Buyer, Inc.
First Lien Initial Term Loan B
7.98% (3 Month LIBOR + 5.25%), due 2/11/28 (c)	800,000	748,000
ConnectWise LLC
Initial Term Loan
7.174% (3 Month LIBOR + 3.50%), due 9/29/28 (c)	1,389,500	1,295,709
Dun & Bradstreet Corp. (The) (c)
2022 Incremental Term Loan B2
6.282% (1 Month LIBOR + 3.25%), due 1/18/29	298,500	286,809
Initial Borrowing Term Loan
6.33% (1 Month LIBOR + 3.25%), due 2/6/26	2,822,062	2,725,407
Electron Bidco, Inc.
First Lien Initial Term Loan
6.115% (1 Month LIBOR + 3.00%), due 11/1/28 (c)	3,653,321	3,455,431

	Principal Amount	Value
Loan Assignments
Services: Business
GIP II Blue Holding LP
Initial Term Loan
8.174% (3 Month LIBOR + 4.50%), due 9/29/28 (c)	$ 2,315,202	$ 2,275,843
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan
7.924% (3 Month LIBOR + 4.25%), due 8/19/28 (c)	3,033,000	2,858,602
ICON plc (c)
Lux Term Loan
5.938% (3 Month LIBOR + 2.25%), due 7/3/28	1,597,173	1,557,244
U.S. Term Loan
5.938% (3 Month LIBOR + 2.25%), due 7/3/28	397,937	387,988
Indy U.S. Bidco LLC
2021 Refinancing Dollar Term Loan
6.865% (1 Month LIBOR + 3.75%), due 3/6/28 (c)	1,477,575	1,323,660
Intrado Corp.
Initial Term Loan B
7.115% (1 Month LIBOR + 4.00%), due 10/10/24 (c)	1,490,103	1,274,570
Mercury Borrower, Inc.
First Lien Initial Term Loan
7.188% (3 Month LIBOR + 3.50%), due 8/2/28 (c)	4,770,030	4,328,802
Mitchell International, Inc. (c)
First Lien Initial Term Loan
6.734% (3 Month LIBOR + 3.75%), due 10/15/28	1,990,000	1,804,681
Second Lien Initial Term Loan
9.57% (3 Month LIBOR + 6.50%), due 10/15/29	1,200,000	1,059,000
MPH Acquisition Holdings LLC
Initial Term Loan
7.32% (3 Month LIBOR + 4.25%), due 9/1/28 (c)	2,475,000	2,281,641
PECF USS Intermediate Holding III Corp.
Initial Term Loan
7.365% (1 Month LIBOR + 4.25%), due 12/15/28 (c)	3,486,219	2,972,001
Phoenix Newco, Inc.
First Lien Initial Term Loan
5.774% (1 Month LIBOR + 3.25%), due 11/15/28 (c)	1,492,500	1,421,606
Polaris Newco LLC
First Lien Dollar Term Loan
7.674% (3 Month LIBOR + 4.00%), due 6/2/28 (c)	2,970,000	2,733,143
Project Boost Purchaser LLC
2021 Tranche Term Loan 2
6.615% (1 Month LIBOR + 3.50%), due 5/30/26 (c)	740,625	699,891
Vizient, Inc.
Term Loan B7
5.368% (1 Month LIBOR + 2.25%), due 5/16/29 (c)	748,125	743,917
		37,489,987

	Principal Amount	Value
Loan Assignments
Software 3.8%
AppLovin Corp.
Amendment No. 6 New Term Loan
6.674% (3 Month LIBOR + 3.00%), due 10/25/28 (c)	$ 1,194,000	$ 1,146,837
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
6.865% (1 Month LIBOR + 3.75%), due 10/16/28 (c)	1,865,625	1,557,797
Informatica LLC
Initial Term Loan
5.875% (1 Month LIBOR + 2.75%), due 10/27/28 (c)	2,945,200	2,849,481
Magenta Buyer LLC
First Lien Initial Term Loan
7.87% (1 Month LIBOR + 4.75%), due 7/27/28 (c)	694,750	624,407
McAfee Corp.
Tranche Term Loan B1
6.362% (1 Month LIBOR + 3.75%), due 3/1/29 (c)	4,987,500	4,540,705
Mitnick Corp. Purchaser, Inc.
Initial Term Loan
7.393% (3 Month LIBOR + 4.75%), due 5/2/29 (c)	2,000,000	1,893,334
Nortonlifelock Inc.
Tranche Initial Term Loan B
4.848% (1 Month LIBOR + 2.00%), due 9/12/29 (c)	7,000,000	6,706,000
Ping Identity Corp.
Term Loan
6.884% (1 Month LIBOR + 3.75%), due 11/23/28 (c)	663,333	658,358
Quest Software U.S. Holdins, Inc.
First Lien Initial Term Loan
6.977% (3 Month LIBOR + 4.25%), due 2/1/29 (c)	2,812,500	2,064,845
Sophia LP
First Lien Term Loan B
7.174% (3 Month LIBOR + 3.50%), due 10/7/27 (c)	674,846	647,852
Sovos Compliance LLC
First Lien Initial Term Loan
7.615% (1 Month LIBOR + 4.50%), due 8/11/28 (c)	496,802	473,452
TIBCO Software, Inc.
Dollar Term Loan B
TBD, due 3/30/29	1,600,000	1,432,000
UKG, Inc. (c)
First Lien 2021-2 Incremental Term Loan
5.535% (3 Month LIBOR + 3.25%), due 5/4/26	3,872,302	3,654,485
First Lien Initial Term Loan
6.865% (1 Month LIBOR + 3.75%), due 5/4/26	1,697,500	1,613,333
Second Lien 2021 Incremental Term Loan
7.535% (3 Month LIBOR + 5.25%), due 5/3/27	200,000	188,000
Vision Solutions, Inc.
First Lien Third Incremental Term Loan
6.783% (3 Month LIBOR + 4.00%), due 4/24/28 (c)	1,650,000	1,435,500
		31,486,386

	Principal Amount	Value
Loan Assignments
Telecommunications 3.5%
Avaya, Inc.
Tranche Term Loan B2
6.818% (1 Month LIBOR + 4.00%), due 12/15/27 (c)	$ 1,168,269	$ 617,430
Azalea TopCo, Inc.
First Lien Initial Term Loan
6.024% (1 Month LIBOR + 3.50%), due 7/24/26 (c)	2,431,250	2,206,359
Cablevision Lightpath LLC
Initial Term Loan
6.068% (1 Month LIBOR + 3.25%), due 11/30/27 (c)	1,481,156	1,415,738
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
6.03% (1 Month LIBOR + 3.50%), due 12/11/26 (c)	3,919,697	3,643,358
CSC Holdings LLC
September 2019 Initial Term Loan
5.318% (1 Month LIBOR + 2.50%), due 4/15/27 (c)	3,608,109	3,367,568
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
5.79% (3 Month LIBOR + 3.00%), due 5/1/24 (c)(d)	950,000	864,025
Frontier Communications Holdings LLC
Term Loan B
7.438% (3 Month LIBOR + 3.75%), due 5/1/28 (c)	2,117,750	1,965,977
Gogo Intermediate Holdings LLC
Initial Term Loan
6.556% (3 Month LIBOR + 3.75%), due 4/30/28 (c)	2,964,975	2,877,879
Intelsat Jackson Holdings SA
Term Loan B
7.445% (6 Month LIBOR + 4.25%), due 2/1/29 (c)	897,565	841,093
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
4.865% (1 Month LIBOR + 1.75%), due 3/1/27 (c)	1,162,434	1,102,859
Lumen Technologies, Inc.
Term Loan B
5.365% (1 Month LIBOR + 2.25%), due 3/15/27 (c)	2,667,026	2,419,374
Redstone HoldCo 2 LP
First Lien Initial Term Loan
7.533% (3 Month LIBOR + 4.75%), due 4/27/28 (c)	1,482,519	1,093,358
SBA Senior Finance II LLC
Initial Term Loan
4.87% (1 Month LIBOR + 1.75%), due 4/11/25 (c)	1,757,641	1,706,865
Telesat Canada
Term Loan B5
5.87% (1 Month LIBOR + 2.75%), due 12/7/26 (c)	1,220,447	716,402
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
6.115% (1 Month LIBOR + 3.00%), due 3/9/27 (c)	4,348,136	3,619,823
		28,458,108

	Principal Amount	Value
Loan Assignments
Utilities 2.6%
Astoria Energy LLC
2020 Advance Term Loan B
6.615% (1 Month LIBOR + 3.50%), due 12/10/27 (c)	$ 650,564	$ 628,770
Brookfield WEC Holdings, Inc. (c)
First Lien 2021 Initial Term Loan
5.865% (1 Month LIBOR + 2.75%), due 8/1/25	2,890,969	2,758,869
Initial Term Loan
6.865% (1 Month LIBOR + 3.75%), due 8/1/25	1,166,667	1,128,386
Calpine Corp.
2019 Term Loan
5.12% (1 Month LIBOR + 2.00%), due 4/5/26 (c)	3,047,625	2,921,149
Constellation Renewables LLC
Term Loan
5.57% (3 Month LIBOR + 2.50%), due 12/15/27 (c)	1,392,014	1,359,534
Edgewater Generation LLC
Term Loan
6.865% (1 Month LIBOR + 3.75%), due 12/13/25 (c)	3,062,968	2,671,347
Granite Generation LLC
Term Loan 6.00% - 6.274%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 11/9/26 (c)	3,147,999	3,006,339
Hamilton Projects Acquiror LLC
Term Loan
8.174% (3 Month LIBOR + 4.50%), due 6/17/27 (c)	2,192,778	2,144,223
PG&E Corp.
Term Loan
6.125% (1 Month LIBOR + 3.00%), due 6/23/25 (c)	1,710,625	1,632,578
Vistra Operations Co. LLC
2018 Incremental Term Loan 4.743% - 4.865%
(1 Month LIBOR + 1.75%), due 12/31/25 (c)	3,090,866	2,981,913
		21,233,108
Water 0.3%
Osmosis Buyer Ltd.
2022 Refinanciang Term Loan B
6.345% (1 Month LIBOR + 3.75%), due 7/31/28 (c)	2,394,000	2,220,435
Total Loan Assignments (Cost $793,396,544)		735,118,561
Total Long-Term Bonds (Cost $829,085,328)		765,805,315

	Shares
Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	436,571	2,089,908
Total Affiliated Investment Company (Cost $2,453,413)		2,089,908

	Shares	Value
Common Stocks 0.0% ‡
Auto Components 0.0% ‡
Millennium Corporate Trust (d)(e)(i)	1,243	$ —
Millennium Industries Corp. (d)(e)(i)	1,324	—
		—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (d)(e)(i)	94,456	—
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(e)(i)	45,694	52,548
Total Common Stocks (Cost $1,573,379)		52,548

	Number of Rights
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp.
Expires 12/31/46 (d)(e)(i)	57,684	68,644
Total Rights (Cost $47,301)		68,644

	Number of Warrants
Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(e)(i)(j)	22	0
Health Care Equipment & Supplies 0.0% ‡
Carestream Health, Inc.
Expires 8/5/23 (d)(e)(i)	49	1
Total Warrants (Cost $0)		1

	Principal Amount
Short-Term Investments 5.9%
U.S. Treasury Debt 5.9%
U.S. Treasury Bills (k)
2.326%, due 10/11/22	$ 39,237,000	39,215,638
2.359%, due 10/4/22	4,162,000	4,161,721

	Principal Amount	Value
Short-Term Investments
U.S. Treasury Debt
U.S. Treasury Bills (k)
2.471%, due 10/18/22	$ 1,711,000	$ 1,709,195
3.454%, due 10/25/22	3,268,000	3,262,937
Total Short-Term Investments (Cost $48,344,311)		48,349,491
Total Investments (Cost $881,503,732)	99.4%	816,365,907
Other Assets, Less Liabilities	0.6	4,871,487
Net Assets	100.0%	$ 821,237,394

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(d)	Illiquid security—As of September 30, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $9,504,598, which represented 1.2% of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Non-income producing security.
(j)	Less than $1.
(k)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 2,453	$ —	$ —	$ —	$ (363)	$ 2,090	$ 88	$ —	437
Abbreviation(s):
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 5,942,042	$ —	$ 5,942,042
Corporate Bonds	—	24,744,712	—	24,744,712
Loan Assignments	—	733,792,442	1,326,119	735,118,561
Total Long-Term Bonds	—	764,479,196	1,326,119	765,805,315
Affiliated Investment Company
Fixed Income Fund	2,089,908	—	—	2,089,908
Common Stocks	—	—	52,548	52,548
Rights	—	—	68,644	68,644
Warrants	—	—	1	1
Short-Term Investments
U.S. Treasury Debt	—	48,349,491	—	48,349,491
Total Investments in Securities	$ 2,089,908	$ 812,828,687	$ 1,447,312	$ 816,365,907

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Equity Allocation Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 96.3%
Equity Funds 96.3%
IQ 500 International ETF (a)	1,334,262	$ 32,301,816
IQ Candriam ESG International Equity ETF (a)	1,528,270	32,182,004
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	1,738,523	53,346,926
IQ Chaikin U.S. Large Cap ETF (a)	1,695,852	48,126,414
IQ Chaikin U.S. Small Cap ETF (a)	1,260,579	36,418,379
IQ FTSE International Equity Currency Neutral ETF (a)	853,591	16,447,760
MainStay Epoch Capital Growth Fund Class I (a)	294,742	2,864,687
MainStay Epoch International Choice Fund Class I (a)	917,829	26,725,527
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	4,329,597	51,037,725
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,290,114	40,101,708
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	3,101,708	48,322,132
MainStay VP MacKay International Equity Portfolio Initial Class (a)	2,214,429	26,335,318
MainStay VP S&P 500 Index Portfolio Initial Class	177,893	12,150,374
MainStay VP Small Cap Growth Portfolio Initial Class (a)	3,371,947	41,324,898
MainStay VP Wellington Growth Portfolio Initial Class (a)	2,045,801	53,066,244
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	3,555,027	41,957,849
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	3,813,173	38,634,310
MainStay VP Wellington U.S. Equity Portfolio Initial Class	1,044,819	26,895,733
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	2,147,581	52,228,310
MainStay WMC Enduring Capital Fund Class R6 (a)	886,488	25,243,999
MainStay WMC International Research Equity Fund Class I (a)	4,763,338	26,898,569
MainStay WMC Value Fund Class R6 (a)	1,734,096	47,665,282
Total Affiliated Investment Companies (Cost $903,835,519)		780,275,964
Short-Term Investment 3.7%
Affiliated Investment Company 3.7%
MainStay U.S. Government Liquidity Fund, 2.409% (b)	29,963,705	29,963,705
Total Short-Term Investment (Cost $29,963,705)	3.7%	29,963,705
Total Investments (Cost $933,799,224)	100.0%	810,239,669
Other Assets, Less Liabilities	(0.0)	(177,738)
Net Assets	100.0%	$ 810,061,931

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2022.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 49,260	$ 2,476	$ (8,678)	$ 1,388	$ (12,144)	$ 32,302	$ 827	$ —	1,334
IQ Candriam ESG International Equity ETF	41,675	5,544	(1,990)	455	(13,502)	32,182	901	—	1,528
IQ Candriam ESG U.S. Large Cap Equity ETF	84,809	2,293	(12,883)	3,618	(24,490)	53,347	628	—	1,739
IQ Chaikin U.S. Large Cap ETF	59,579	1,987	(285)	64	(13,219)	48,126	526	—	1,696
IQ Chaikin U.S. Small Cap ETF	30,456	14,984	(762)	(39)	(8,221)	36,418	300	—	1,261
IQ FTSE International Equity Currency Neutral ETF	25,047	228	(3,643)	291	(5,475)	16,448	432	—	854
MainStay Epoch Capital Growth Fund Class I	4,676	45	(634)	(62)	(1,160)	2,865	—	—	295
MainStay Epoch International Choice Fund Class I	41,150	1,349	(4,819)	953	(11,907)	26,726	—	—	918
MainStay U.S. Government Liquidity Fund	34,922	98,648	(103,606)	—	—	29,964	174	—	29,964
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	66,970	381	(7,116)	1,155	(10,352)	51,038	—	—	4,330
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	55,179	5,490	(2,346)	65	(18,286)	40,102	—	—	5,290
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	72,748	159	(16,076)	1,685	(10,194)	48,322	—	—	3,102
MainStay VP MacKay International Equity Portfolio Initial Class	36,545	4,620	(2,001)	164	(12,993)	26,335	—	—	2,214
MainStay VP S&P 500 Index Portfolio Initial Class (b)	104,750	—	(79,516)	15,681	(28,765)	12,150	—	—	178
MainStay VP Small Cap Growth Portfolio Initial Class	44,619	11,575	(113)	26	(14,782)	41,325	—	—	3,372
MainStay VP Wellington Growth Portfolio Initial Class	69,585	16,439	(5,433)	(276)	(27,249)	53,066	—	—	2,046
MainStay VP Wellington Mid Cap Portfolio Initial Class	47,819	8,910	(349)	11	(14,433)	41,958	—	—	3,555
MainStay VP Wellington Small Cap Portfolio Initial Class	36,586	13,940	(221)	10	(11,681)	38,634	—	—	3,813
MainStay VP Wellington U.S. Equity Portfolio Initial Class	33,774	6,068	(3,790)	(401)	(8,755)	26,896	—	—	1,045
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	83,712	6,445	(7,835)	971	(31,065)	52,228	—	—	2,148
MainStay WMC Enduring Capital Fund Class R6	26,657	5,639	(1,305)	(8)	(5,739)	25,244	—	—	886
MainStay WMC International Research Equity Fund Class I	40,548	735	(3,533)	(805)	(10,046)	26,899	—	—	4,763
MainStay WMC Value Fund Class R6	71,682	2	(15,973)	(4,709)	(3,337)	47,665	—	—	1,734
	$1,162,748	$207,957	$(282,907)	$20,237	$(297,795)	$810,240	$3,788	$—

(a)	Prior to May 1, 2022, known as MainStay VP T. Rowe Price Equity Income Portfolio Initial Class.
(b)	Prior to May 1, 2022, known as MainStay VP MacKay S&P 500 Index Portfolio Initial Class.

Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/2/22	Daily	18,206	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/2/22	Daily	(16,337)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/2/22	Daily	7,667	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	3,827	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(11,857)	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	14,675	—
Citibank NA	S&P 500 Energy Total	1 day FEDF plus 0.40%	12/2/22	Daily	6,299	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/2/22	Daily	15,578	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.09%	12/2/22	Daily	(33,866)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	21,657	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	5,895	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	4,205	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/2/22	Daily	5,892	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 2.75%	12/2/22	Daily	(7,826)	—
						$ —

1.	As of September 30, 2022, cash in the amount $3,000,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 780,275,964	$ —	$ —	$ 780,275,964
Short-Term Investment
Affiliated Investment Company	29,963,705	—	—	29,963,705
Total Investments in Securities	$ 810,239,669	$ —	$ —	$ 810,239,669

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Income Builder Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 43.5%
Asset-Backed Securities 4.7%
Automobile Asset-Backed Securities 1.4%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D
1.34%, due 11/15/27 (a)	$ 745,000	$ 699,135
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	1,000,000	860,885
Series 2020-2A, Class A
2.02%, due 2/20/27	360,000	320,849
Series 2020-1A, Class A
2.33%, due 8/20/26	415,000	381,770
Carmax Auto Owner Trust
Series 2022-3, Class A3
3.97%, due 4/15/27	650,000	637,432
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	800,000	733,617
Enterprise Fleet Financing LLC
Series 2022-2, Class A3
4.79%, due 5/21/29 (a)	385,000	377,501
Flagship Credit Auto Trust
Series 2020-3, Class D
2.50%, due 9/15/26 (a)	280,000	261,263
Ford Credit Auto Owner Trust
Series 2020-2, Class A
1.06%, due 4/15/33 (a)	645,000	571,229
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	590,000	549,951
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,295,000	1,036,116
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	520,000	475,390
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	158,865	155,989
		7,061,127
Home Equity Asset-Backed Securities 0.1%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
3.274% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	549,866	535,263
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
3.184% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	123,417	78,225

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
3.184% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	$ 192,875	$ 69,388
		682,876
Other Asset-Backed Securities 3.2%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	560,210	421,649
Series 2019-1, Class B
3.85%, due 2/15/28	426,254	344,425
Series 2013-2, Class A
4.95%, due 1/15/23	671,812	663,547
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	1,110,000	991,505
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	833,963	677,712
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,114,004	958,342
Series 2020-1, Class A1
1.69%, due 7/15/60	510,879	453,781
Series 2020-1, Class A2
1.99%, due 7/15/60	495,800	413,103
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	990,000	903,418
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	17,115	17,113
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	947,837	743,564
Series 2019-1A, Class A23
4.352%, due 5/20/49	169,750	154,410
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, due 8/17/37 (a)	1,043,550	926,830
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	291,082	252,599
Series 2021-2, Class B
2.302%, due 12/17/26	555,938	480,798
MMAF Equipment Finance LLC
Series 2020-BA, Class A4
0.66%, due 11/15/27 (a)	1,500,000	1,357,122

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Navient Private Education Refi Loan Trust (a)
Series 2020-EA, Class A
1.69%, due 5/15/69	$ 316,851	$ 284,595
Series 2021-EA, Class B
2.03%, due 12/16/69	1,380,000	929,437
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	665,000	562,704
Series 2021-1, Class B1
2.41%, due 10/20/61	645,000	538,962
PFS Financing Corp.
Series 2022-D, Class A
4.27%, due 8/15/27 (a)	525,000	508,437
Progress Residential (a)
Series 2021-SFR1, Class A
1.052%, due 4/17/38	764,323	659,262
Series 2021-SFR4, Class B
1.808%, due 5/17/38	670,000	580,475
Progress Residential Trust
Series 2020-SFR3, Class A
1.294%, due 10/17/27 (a)	663,096	595,901
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A
1.33%, due 7/20/37 (a)	209,920	195,574
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	759,263	576,124
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	459,283	444,769
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	695,821	671,141
		16,307,299
Total Asset-Backed Securities (Cost $27,407,923)		24,051,302
Corporate Bonds 21.3%
Aerospace & Defense 0.1%
Boeing Co. (The)
3.75%, due 2/1/50	370,000	240,954
Howmet Aerospace, Inc.
3.00%, due 1/15/29	620,000	506,515
		747,469

	Principal Amount	Value
Corporate Bonds
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	$ 905,000	$ 579,823
BAT International Finance plc
4.448%, due 3/16/28 (United Kingdom)	490,000	436,716
		1,016,539
Airlines 0.6%
American Airlines, Inc. (a)
5.50%, due 4/20/26	600,000	563,502
5.75%, due 4/20/29	360,000	314,100
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	465,000	451,355
4.75%, due 10/20/28	900,000	838,220
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	755,250	739,224
		2,906,401
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	780,000	691,312
2.70%, due 8/10/26	595,000	493,487
4.125%, due 8/17/27	700,000	602,350
General Motors Co.
5.60%, due 10/15/32	225,000	200,846
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	249,626
2.70%, due 6/10/31	850,000	623,972
4.30%, due 4/6/29	470,000	408,490
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	810,000	736,125
1.85%, due 9/16/26	1,350,000	1,096,426
Volkswagen Group of America Finance LLC
4.60%, due 6/8/29 (Germany) (a)	355,000	325,941
		5,428,575
Banks 7.6%
Banco Santander SA
5.294%, due 8/18/27 (Spain) (c)	600,000	565,172
Bank of America Corp. (d)
2.087%, due 6/14/29	715,000	581,034
2.496%, due 2/13/31	650,000	512,891
2.572%, due 10/20/32	510,000	390,062
2.687%, due 4/22/32	465,000	363,041
3.384%, due 4/2/26	465,000	439,247
3.705%, due 4/24/28	555,000	505,016
Series MM
4.30%, due 1/28/25 (e)	916,000	751,127
Series DD
6.30%, due 3/10/26 (e)	735,000	721,990

	Principal Amount	Value
Corporate Bonds
Banks
Barclays plc (United Kingdom) (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	$ 835,000	$ 514,610
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	680,000	595,136
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	925,000	735,802
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	625,000	465,312
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	885,000	566,573
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (b)(e)	230,000	212,244
BPCE SA
2.045%, due 10/19/27 (France) (a)(d)	530,000	446,232
Citigroup, Inc.
2.52%, due 11/3/32 (d)	500,000	378,869
3.668%, due 7/24/28 (d)	430,000	387,119
3.98%, due 3/20/30 (d)	565,000	501,375
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	840,000	667,800
5.30%, due 5/6/44	216,000	188,272
6.625%, due 6/15/32	190,000	192,119
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,035,000	754,590
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(e)	1,000,000	689,060
Credit Suisse Group AG (Switzerland) (a)(d)
2.593%, due 9/11/25	635,000	577,703
3.091%, due 5/14/32	785,000	551,100
6.442%, due 8/11/28	495,000	460,325
Deutsche Bank AG (Germany)
Series E
0.962%, due 11/8/23	665,000	632,726
3.035%, due 5/28/32 (d)	255,000	182,747
4.218% (SOFR + 1.219%), due 11/16/27 (b)	820,000	724,702
5.371%, due 9/9/27	410,000	395,708
First Horizon Bank
5.75%, due 5/1/30	815,000	790,648
First Horizon Corp.
4.00%, due 5/26/25	775,000	747,249
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	355,000	265,116
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (d)	535,000	459,945
1.948%, due 10/21/27 (d)	610,000	521,650
1.992%, due 1/27/32 (d)	590,000	436,194
2.615%, due 4/22/32 (d)	425,000	329,429
3.102%, due 2/24/33 (d)	385,000	305,788
3.625%, due 1/22/23	1,330,000	1,327,312
4.075% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	815,000	808,597
6.75%, due 10/1/37	159,000	158,473

	Principal Amount	Value
Corporate Bonds
Banks
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	$ 970,000	$ 820,932
JPMorgan Chase & Co.
2.182%, due 6/1/28 (d)	835,000	710,165
4.167% (SOFR + 1.18%), due 2/24/28 (b)	845,000	812,288
4.323%, due 4/26/28 (d)	905,000	848,079
Series HH
4.60%, due 2/1/25 (d)(e)	659,000	574,055
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	508,000	479,241
4.65%, due 3/24/26	1,075,000	1,011,445
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	365,000	318,936
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	820,000	616,181
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (Japan) (b)	550,000	461,754
Morgan Stanley
2.484%, due 9/16/36 (d)	885,000	634,216
2.511%, due 10/20/32 (d)	645,000	492,926
5.00%, due 11/24/25	780,000	769,981
6.25%, due 8/9/26	881,000	902,012
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	1,580,000	1,357,759
Societe Generale SA (France) (a)(b)
3.337% (1 Year Treasury Constant Maturity Rate + 1.60%), due 1/21/33	680,000	507,899
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	395,000	295,065
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)	1,115,000	764,109
Standard Chartered plc (United Kingdom) (a)(b)
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25	1,060,000	961,404
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (e)	525,000	347,130
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(e)	770,000	584,596
UBS Group AG (Switzerland) (a)(b)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (e)	1,005,000	660,285
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	410,000	384,874
Wachovia Corp.
5.50%, due 8/1/35	700,000	647,717
Wells Fargo & Co.
4.897%, due 7/25/33 (d)	390,000	359,554
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	533,000	389,935
		38,512,643
Beverages 0.1%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36 (Belgium)	475,000	428,090

	Principal Amount	Value
Corporate Bonds
Building Materials 0.2%
Cemex SAB de CV
3.125%, due 3/19/26 (Mexico) (a)	EUR 1,250,000	$ 1,102,556
Chemicals 0.3%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	$ 745,000	631,007
Huntsman International LLC
4.50%, due 5/1/29	731,000	644,509
		1,275,516
Commercial Services 0.3%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	380,000	333,417
California Institute of Technology
3.65%, due 9/1/19	385,000	240,461
Sodexo, Inc.
2.718%, due 4/16/31 (France) (a)	1,010,000	787,233
		1,361,111
Computers 0.6%
Dell International LLC
3.375%, due 12/15/41 (a)	885,000	547,637
4.90%, due 10/1/26	680,000	655,065
5.30%, due 10/1/29	318,000	296,294
8.10%, due 7/15/36	527,000	557,657
NCR Corp.
5.00%, due 10/1/28 (a)	991,000	779,697
		2,836,350
Diversified Financial Services 1.9%
AerCap Ireland Capital DAC (Ireland)
2.45%, due 10/29/26	665,000	560,998
3.30%, due 1/23/23	730,000	725,912
Air Lease Corp.
2.30%, due 2/1/25	820,000	754,495
2.75%, due 1/15/23	500,000	497,125
4.25%, due 9/15/24	420,000	408,565
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	745,000	558,820
Ally Financial, Inc.
3.875%, due 5/21/24	310,000	302,865
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	555,000	395,437
8.00%, due 11/1/31	640,000	670,949
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	436,492
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	645,000	542,108

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Avolon Holdings Funding Ltd. (Ireland) (a)
2.875%, due 2/15/25	$ 1,040,000	$ 940,785
Banco BTG Pactual SA (Brazil) (a)
2.75%, due 1/11/26	1,130,000	980,840
4.50%, due 1/10/25	350,000	332,500
Capital One Financial Corp.
5.247%, due 7/26/30 (d)	390,000	363,169
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	770,000	757,673
OneMain Finance Corp.
3.50%, due 1/15/27	375,000	292,115
		9,520,848
Electric 1.3%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	437,342
Alabama Power Co.
3.00%, due 3/15/52	335,000	218,781
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	560,978
Calpine Corp.
5.125%, due 3/15/28 (a)	535,000	459,494
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	456,258
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	768,737
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	905,000	714,950
Entergy Louisiana LLC
4.00%, due 3/15/33	790,000	699,399
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	555,393
NSTAR Electric Co.
4.95%, due 9/15/52	250,000	233,506
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	262,495
Southern California Edison Co.
Series E
3.70%, due 8/1/25	330,000	317,308
4.00%, due 4/1/47	520,000	378,857
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	281,574
WEC Energy Group, Inc.
5.018% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	480,000	398,400
		6,743,472

	Principal Amount	Value
Corporate Bonds
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32 (a)	$ 565,000	$ 464,816
Environmental Control 0.1%
Stericycle, Inc.
3.875%, due 1/15/29 (a)	120,000	99,375
Waste Connections, Inc.
2.20%, due 1/15/32	460,000	355,896
		455,271
Food 0.2%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	585,000	528,337
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	463,116
		991,453
Gas 0.3%
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	351,229
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	425,000	372,564
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	261,542
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	830,000	520,625
		1,505,960
Healthcare-Products 0.1%
Abbott Laboratories
3.40%, due 11/30/23	535,000	528,404
Home Builders 0.1%
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	375,000	281,831
Insurance 1.0%
Athene Global Funding
2.50%, due 3/24/28 (a)	1,030,000	857,390
Equitable Holdings, Inc.
5.00%, due 4/20/48	830,000	695,202
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	410,121
Protective Life Corp.
8.45%, due 10/15/39	725,000	841,178

	Principal Amount	Value
Corporate Bonds
Insurance
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	$ 950,000	$ 895,936
Voya Financial, Inc.
3.65%, due 6/15/26	310,000	291,034
Willis North America, Inc.
2.95%, due 9/15/29	1,395,000	1,147,698
3.875%, due 9/15/49	185,000	127,982
		5,266,541
Internet 0.2%
Expedia Group, Inc.
3.25%, due 2/15/30	795,000	644,752
3.80%, due 2/15/28	157,000	139,430
5.00%, due 2/15/26	22,000	21,632
6.25%, due 5/1/25 (a)	88,000	88,574
		894,388
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	180,000	156,600
Las Vegas Sands Corp.
3.20%, due 8/8/24	555,000	523,176
Sands China Ltd.
5.625%, due 8/8/25 (Macao) (f)	460,000	416,728
		1,096,504
Media 0.2%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	495,000	374,091
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	480,000	416,887
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	355,000	359,931
		1,150,909
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	1,205,000	1,084,313
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
4.64% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	1,045,000	731,483
Oil & Gas 0.2%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	640,000	320,000
Southwestern Energy Co.
4.75%, due 2/1/32	470,000	393,907

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Valero Energy Corp.
6.625%, due 6/15/37	$ 415,000	$ 413,045
		1,126,952
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	84,000	78,960
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)(c)	600,000	543,732
		622,692
Pharmaceuticals 0.4%
Becton Dickinson and Co.
4.669%, due 6/6/47	400,000	343,417
CVS Health Corp.
4.78%, due 3/25/38	400,000	350,681
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	1,285,000	1,054,342
4.75%, due 5/9/27	545,000	462,874
		2,211,314
Pipelines 1.1%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	483,222
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	570,000	490,052
Energy Transfer LP
4.95%, due 6/15/28	415,000	386,526
5.35%, due 5/15/45	415,000	333,788
Enterprise Products Operating LLC
3.95%, due 1/31/60	595,000	410,304
4.20%, due 1/31/50	160,000	122,178
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	673,026
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	135,000	109,013
5.50%, due 10/15/30	485,000	416,348
Holly Energy Partners LP
6.375%, due 4/15/27 (a)	315,000	300,825
MPLX LP
2.65%, due 8/15/30	730,000	571,899
Targa Resources Corp.
4.20%, due 2/1/33	335,000	278,987
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	692,067
Western Midstream Operating LP
5.50%, due 2/1/50 (f)	350,000	282,625
		5,550,860

	Principal Amount	Value
Corporate Bonds
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	$ 560,000	$ 403,900
Real Estate Investment Trusts 0.9%
American Tower Corp.
3.375%, due 10/15/26	705,000	644,185
3.60%, due 1/15/28	375,000	332,743
Digital Realty Trust LP
3.70%, due 8/15/27	660,000	611,463
GLP Capital LP
3.35%, due 9/1/24	505,000	478,751
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	680,000	487,818
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	545,000	450,971
Office Properties Income Trust
2.40%, due 2/1/27	565,000	406,973
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	710,000	643,438
4.375%, due 1/15/27	415,000	353,781
		4,410,123
Retail 0.5%
AutoNation, Inc.
4.75%, due 6/1/30	700,000	615,559
Nordstrom, Inc.
4.00%, due 3/15/27	320,000	264,000
4.25%, due 8/1/31	530,000	363,050
QVC, Inc.
4.375%, due 9/1/28	925,000	627,186
Starbucks Corp.
4.45%, due 8/15/49	225,000	183,834
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	775,000	585,824
		2,639,453
Software 0.2%
Fidelity National Information Services, Inc.
5.10%, due 7/15/32	280,000	263,110
MSCI, Inc.
3.25%, due 8/15/33 (a)	785,000	606,200
Oracle Corp.
3.65%, due 3/25/41	245,000	166,459
		1,035,769
Telecommunications 0.7%
Altice France SA
5.125%, due 7/15/29 (France) (a)	865,000	646,250

	Principal Amount	Value
Corporate Bonds
Telecommunications
AT&T, Inc.
3.50%, due 9/15/53	$ 795,000	$ 529,741
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	875,000	732,812
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	965,627	951,712
T-Mobile US, Inc.
2.625%, due 2/15/29	300,000	247,692
Verizon Communications, Inc.
4.005% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	660,000	663,376
		3,771,583
Total Corporate Bonds (Cost $129,808,609)		108,104,089
Foreign Government Bonds 0.8%
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31 (c)	550,000	444,531
Chile 0.3%
Chile Government Bond
2.55%, due 7/27/33	765,000	572,667
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	980,000	766,850
		1,339,517
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	725,000	490,002
4.50%, due 1/28/26	235,000	215,169
		705,171
Mexico 0.3%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	1,170,000	813,150
Mexico Government Bond
3.75%, due 4/19/71	800,000	464,150
		1,277,300
Total Foreign Government Bonds (Cost $5,203,582)		3,766,519
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
TruGreen LP (b)
7.115% (1 Month LIBOR + 4.00%), due 11/2/27	$ 316,141	$ 297,963
Second Lien Initial Term Loan
10.75% (3 Month LIBOR + 8.50%), due 11/2/28	250,000	220,000
		517,963
Total Loan Assignments (Cost $559,834)		517,963
Mortgage-Backed Securities 10.7%
Agency (Collateralized Mortgage Obligations) 3.5%
FHLMC
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(h)	1,019,436	5,781
REMIC, Series 5200, Class SA
1.219% (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	1,137,350	37,189
REMIC, Series 5021, Class SA
1.269% (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	1,339,638	50,242
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	212,321	209,151
REMIC, Series 5038, Class KA
1.50%, due 11/25/50	979,261	750,917
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	753,233	121,943
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	557,424	89,538
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	605,285	97,006
REMIC, Series 5160
3.00%, due 10/25/51 (h)	513,850	62,516
REMIC, Series 5040
3.50%, due 11/25/50 (h)	551,897	93,755
FHLMC, STRIPS
REMIC, Series 311
(zero coupon), due 8/15/43	299,715	221,731
REMIC, Series 311, Class S1
3.132% (1 Month LIBOR + 5.95%), due 8/15/43 (b)(h)	883,824	97,913
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	568,425	2,591
REMIC, Series 2022-3, Class YS
0.269% (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	4,087,242	64,800
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	1,645,345	223,033
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	595,842	90,858
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	403,027	61,743

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	$ 278,579	$ 35,189
REMIC, Series 2021-40, Class SI
2.866% (1 Month LIBOR + 5.95%), due 9/25/47 (b)(h)	1,138,331	111,013
REMIC, Series 2016-57, Class SN
2.966% (1 Month LIBOR + 6.05%), due 6/25/46 (b)(h)	897,108	86,734
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	549,809	497,908
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	2,220,604	358,406
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	326,364	297,814
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	1,635,976	253,275
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	720,896	669,969
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	1,065,929	209,566
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	646,484	605,840
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (b)(h)	1,267,513	6,001
REMIC, Series 2020-5, Class AS
(zero coupon) (1 Month LIBOR + 2.82%), due 1/20/50 (b)(h)	655,474	4,105
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month LIBOR + 2.60%), due 5/20/51 (b)(h)	3,220,257	18,860
REMIC, Series 2022-24, Class SC
0.086% (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	13,414,999	140,558
REMIC, Series 2022-19, Class SG
0.166% (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	2,620,118	28,225
REMIC, Series 2020-115, Class YA
1.00%, due 8/20/50	752,166	575,824
REMIC, Series 2020-129, Class AG
1.00%, due 9/20/50	1,055,369	802,765
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	745,058	566,214
REMIC, Series 2021-105, Class DB
1.00%, due 6/20/51	754,892	572,271
REMIC, Series 2021-158, Class SB
1.416% (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	1,595,250	73,576
REMIC, Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	1,570,943	174,696
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	362,878	38,635
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	1,554,941	165,865

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	$ 1,396,667	$ 153,689
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	1,952,119	213,290
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	267,726	37,636
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	2,665,874	407,447
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	341,516	44,872
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	2,342,728	291,263
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,362,849	1,164,074
REMIC, Series 2021-105, Class IE
2.50%, due 6/20/51 (h)	649,741	77,626
REMIC, Series 2022-83
2.50%, due 11/20/51 (h)	660,657	89,139
REMIC, Series 2021-125, Class AF
2.534% (SOFR 30A + 0.25%), due 7/20/51 (b)	824,702	746,213
REMIC, Series 2021-96, Class FG
2.584% (SOFR 30A + 0.30%), due 6/20/51 (b)	849,131	770,687
REMIC, Series 2021-97, Class FA
2.684% (SOFR 30A + 0.40%), due 6/20/51 (b)	358,276	317,125
REMIC, Series 2021-122, Class FA
2.684% (SOFR 30A + 0.40%), due 7/20/51 (b)	433,689	377,174
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	1,614,042	235,705
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	1,795,743	268,242
REMIC, Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	1,793,346	270,336
REMIC, Series 2021-136, Class TI
3.00%, due 8/20/51 (h)	779,022	113,423
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	2,227,818	363,788
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	2,012,619	312,567
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	1,486,334	236,358
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	1,433,693	1,363,780
REMIC, Series 2019-136, Class YF
3.50% (1 Month LIBOR + 0.67%), due 11/20/49 (b)	616,222	562,467
REMIC, Series 2019-145, Class LF
3.50% (1 Month LIBOR + 0.67%), due 11/20/49 (b)	708,630	645,056

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-5, Class AF
3.50% (1 Month LIBOR + 0.68%), due 1/20/50 (b)	$ 326,863	$ 296,912
		17,932,885
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.0%
Arbor Multifamily Mortgage Securities Trust (a)
Series 2021-MF2, Class AS
2.70%, due 6/15/54 (i)	750,000	584,411
Series 2021-MF3, Class AS
2.748%, due 10/15/54	930,000	719,049
Series 2022-MF4, Class A5
3.403%, due 2/15/55 (j)	415,000	352,514
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
3.429% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(b)	26,440	24,215
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	935,000	841,505
BX Commercial Mortgage Trust (a)
Series 2021-XL2, Class A
3.507% (1 Month LIBOR + 0.689%), due 10/15/38 (b)	555,410	532,520
Series 2020-VIV2, Class C
3.66%, due 3/9/44 (j)	1,265,000	997,613
Series 2020-VIV3, Class B
3.662%, due 3/9/44 (j)	350,059	291,951
Series 2020-VIVA, Class D
3.667%, due 3/11/44 (j)	255,000	189,796
Series 2021-VOLT, Class C
3.918% (1 Month LIBOR + 1.10%), due 9/15/36 (b)	970,000	898,029
Series 2021-ACNT, Class D
4.668% (1 Month LIBOR + 1.85%), due 11/15/38 (b)	1,075,000	1,013,061
Series 2021-VOLT, Class E
4.818% (1 Month LIBOR + 2.00%), due 9/15/36 (b)	1,020,000	940,490
BX Trust (a)
Series 2021-LBA, Class AV
3.618% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	820,000	781,266
Series 2019-OC11, Class C
3.856%, due 12/9/41	205,000	170,158
Series 2019-OC11, Class D
4.075%, due 12/9/41 (j)	450,000	367,278
Series 2021-ARIA, Class E
5.063% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	1,300,000	1,195,638
BXHPP Trust (a)(b)
Series 2021-FILM, Class A
3.468% (1 Month LIBOR + 0.65%), due 8/15/36	255,000	240,466
Series 2021-FILM, Class B
3.718% (1 Month LIBOR + 0.90%), due 8/15/36	535,000	498,285

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class C
4.518% (1 Month LIBOR + 1.70%), due 7/15/38	$ 969,036	$ 931,397
Series 2021-ESH, Class D
5.068% (1 Month LIBOR + 2.25%), due 7/15/38	626,146	599,474
FREMF Mortgage Trust (a)(j)
REMIC, Series 2019-K99, Class B
3.765%, due 10/25/52	120,000	105,682
REMIC, Series 2019-K98, Class C
3.863%, due 10/25/52	335,000	292,754
REMIC, Series 2017-K63, Class C
4.009%, due 2/25/50	842,000	772,595
REMIC, Series 2019-K94, Class B
4.101%, due 7/25/52	830,000	739,287
REMIC, Series 2018-K78, Class B
4.266%, due 6/25/51	115,000	106,748
REMIC, Series 2018-K81, Class B
4.315%, due 9/25/51	110,000	101,500
REMIC, Series 2018-K76, Class B
4.351%, due 6/25/51	145,000	134,984
REMIC, Series 2018-K79, Class B
4.351%, due 7/25/51	105,000	97,250
REMIC, Series 2018-K86, Class C
4.437%, due 11/25/51	425,000	389,589
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	715,000	618,480
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,120,000	947,954
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.544%, due 1/15/49	200,000	188,677
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	380,000	358,568
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10
6.334% (1 Month LIBOR + 3.25%), due 10/25/49 (a)(b)	837,997	794,590
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,845,000	1,515,621
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194%, due 8/17/36 (a)(j)	850,000	777,218
		20,110,613

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations) 3.2%
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class M1B
4.131% (SOFR 30A + 1.85%), due 1/25/42	$ 990,000	$ 898,424
Series 2020-DNA6, Class M2
4.281% (SOFR 30A + 2.00%), due 12/25/50	1,211,129	1,190,688
Series 2021-HQA3, Class M2
4.381% (SOFR 30A + 2.10%), due 9/25/41	715,000	600,600
Series 2021-HQA1, Class M2
4.531% (SOFR 30A + 2.25%), due 8/25/33	1,040,000	952,957
Series 2022-DNA3, Class M1B
5.181% (SOFR 30A + 2.90%), due 4/25/42	996,000	939,974
Series 2021-HQA1, Class B1
5.281% (SOFR 30A + 3.00%), due 8/25/33	1,295,000	1,055,402
Series 2021-DNA5, Class B1
5.331% (SOFR 30A + 3.05%), due 1/25/34	1,730,000	1,534,846
Series 2021-HQA2, Class B1
5.431% (SOFR 30A + 3.15%), due 12/25/33	430,000	349,072
Series 2021-HQA3, Class B1
5.631% (SOFR 30A + 3.35%), due 9/25/41	1,470,000	1,259,709
Series 2022-DNA2, Class M2
6.031% (SOFR 30A + 3.75%), due 2/25/42	770,000	703,589
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class B1
6.784% (1 Month LIBOR + 3.70%), due 12/25/30	725,000	714,788
Series 2019-DNA2, Class B1
7.434% (1 Month LIBOR + 4.35%), due 3/25/49	765,000	762,814
Series 2019-DNA1, Class B1
7.734% (1 Month LIBOR + 4.65%), due 1/25/49	875,000	886,133
FNMA (b)
Series 2018-C01, Class 1B1
6.634% (1 Month LIBOR + 3.55%), due 7/25/30	1,080,000	1,075,949
Series 2017-C05, Class 1B1
6.684% (1 Month LIBOR + 3.60%), due 1/25/30	975,000	967,089
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (a)(i)	560,825	453,667
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.359%, due 8/25/59 (j)	1,231,471	761,648
Series 2019-2A, Class B6
4.896%, due 12/25/57 (i)	462,845	296,570
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
3.834% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(b)	335,000	327,534

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
STACR Trust
Series 2018-HRP2, Class B1
7.284% (1 Month LIBOR + 4.20%), due 2/25/47 (a)(b)	$ 800,000	$ 781,999
		16,513,452
Total Mortgage-Backed Securities (Cost $59,595,032)		54,556,950
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	1,065,000	709,811
Total Municipal Bond (Cost $1,065,000)		709,811
U.S. Government & Federal Agencies 5.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.9%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	577,145	528,296
UMBS, 20 Year
2.50%, due 4/1/42	412,422	353,182
UMBS, 30 Year
3.00%, due 3/1/52	787,205	689,675
3.00%, due 4/1/52	1,724,914	1,505,688
3.50%, due 7/1/50	456,309	414,667
3.50%, due 7/1/52	1,279,559	1,153,682
		4,645,190
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.1%
FNMA, Other
6.00%, due 4/1/37	4,833	4,915
UMBS, 20 Year
2.50%, due 4/1/42	431,859	369,827
UMBS, 30 Year
2.50%, due 8/1/50	66,901	56,561
2.50%, due 10/1/50	405,676	343,261
3.00%, due 6/1/51	356,963	312,545
3.00%, due 11/1/51	753,777	659,301
3.00%, due 2/1/52	1,803,697	1,574,199
3.00%, due 2/1/52	875,065	763,971
3.00%, due 3/1/52	646,785	564,945
3.00%, due 3/1/52	785,766	686,339
3.50%, due 9/1/52	1,073,288	967,314
4.00%, due 8/1/48	715,591	674,010
4.00%, due 2/1/49	120,893	114,235
4.00%, due 6/1/52	816,775	758,779

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 6/1/52	$ 1,253,274	$ 1,164,424
4.00%, due 6/1/52	598,209	555,874
4.00%, due 7/1/52	1,399,605	1,300,208
		10,870,708
United States Treasury Bonds 1.4%
U.S. Treasury Bonds
3.00%, due 8/15/52	2,850,000	2,459,461
3.375%, due 8/15/42 (c)	4,940,000	4,474,559
		6,934,020
United States Treasury Notes 1.4%
U.S. Treasury Notes
2.625%, due 7/31/29	2,505,000	2,301,860
2.75%, due 7/31/27	1,745,000	1,643,163
2.75%, due 8/15/32	970,000	886,944
3.00%, due 7/31/24	2,100,000	2,053,242
		6,885,209
Total U.S. Government & Federal Agencies (Cost $32,090,314)		29,335,127
Total Long-Term Bonds (Cost $255,730,294)		221,041,761

	Shares
Common Stocks 53.5%
Aerospace & Defense 1.2%
BAE Systems plc (United Kingdom)	190,675	1,675,238
Lockheed Martin Corp.	4,143	1,600,400
Raytheon Technologies Corp.	32,704	2,677,149
		5,952,787
Air Freight & Logistics 1.0%
Deutsche Post AG (Registered) (Germany)	83,645	2,545,182
United Parcel Service, Inc., Class B	15,329	2,476,247
		5,021,429
Auto Components 0.6%
Bridgestone Corp. (Japan)	51,800	1,674,517
Cie Generale des Etablissements Michelin SCA (France)	53,464	1,191,120
		2,865,637
Automobiles 0.3%
Toyota Motor Corp. (Japan)	107,300	1,396,706

	Shares	Value
Common Stocks
Banks 3.9%
Bank of America Corp.	115,704	$ 3,494,261
Columbia Banking System, Inc.	87,957	2,541,078
JPMorgan Chase & Co.	32,922	3,440,349
KeyCorp	213,764	3,424,499
PNC Financial Services Group, Inc. (The)	11,893	1,777,052
Royal Bank of Canada (Canada)	16,926	1,523,934
Truist Financial Corp.	34,623	1,507,485
U.S. Bancorp	58,664	2,365,333
		20,073,991
Beverages 1.3%
Coca-Cola Co. (The)	44,418	2,488,296
Coca-Cola Europacific Partners plc (United Kingdom)	101,517	4,326,655
		6,814,951
Biotechnology 1.0%
AbbVie, Inc.	23,919	3,210,169
Amgen, Inc.	7,351	1,656,915
		4,867,084
Capital Markets 0.3%
Lazard Ltd., Class A (c)	46,340	1,475,002
Chemicals 2.6%
Air Products and Chemicals, Inc.	8,789	2,045,464
BASF SE (Germany)	33,673	1,304,956
Dow, Inc.	30,657	1,346,762
Linde plc (United Kingdom)	15,463	4,168,670
LyondellBasell Industries NV, Class A	18,338	1,380,485
Nutrien Ltd. (Canada)	38,849	3,239,230
		13,485,567
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	6	15
Communications Equipment 0.9%
Cisco Systems, Inc.	118,837	4,753,480
Diversified Telecommunication Services 2.1%
AT&T, Inc.	110,240	1,691,082
Deutsche Telekom AG (Registered) (Germany)	264,941	4,541,638
Orange SA (France)	152,210	1,376,394
TELUS Corp. (Canada)	76,988	1,528,780
Verizon Communications, Inc.	35,012	1,329,406
		10,467,300
Electric Utilities 2.6%
American Electric Power Co., Inc.	41,246	3,565,717

	Shares	Value
Common Stocks
Electric Utilities
Duke Energy Corp.	16,329	$ 1,518,923
Entergy Corp.	15,886	1,598,608
Evergy, Inc.	25,360	1,506,384
Fortis, Inc. (Canada)	36,717	1,394,946
NextEra Energy, Inc.	44,720	3,506,495
		13,091,073
Electrical Equipment 1.4%
Eaton Corp. plc	19,896	2,653,331
Emerson Electric Co.	35,991	2,635,261
Hubbell, Inc.	9,060	2,020,380
		7,308,972
Entertainment 0.4%
Koei Tecmo Holdings Co. Ltd. (Japan)	116,800	1,899,806
Equity Real Estate Investment Trusts 1.2%
Iron Mountain, Inc.	38,928	1,711,664
Realty Income Corp.	25,829	1,503,248
Welltower, Inc.	21,099	1,357,088
WP Carey, Inc.	20,043	1,399,001
		5,971,001
Food & Staples Retailing 0.9%
Walmart, Inc.	34,726	4,503,962
Food Products 1.0%
Danone SA (France)	29,620	1,395,602
Nestle SA (Registered)	18,846	2,040,638
Orkla ASA (Norway)	222,124	1,612,823
		5,049,063
Gas Utilities 0.5%
China Resources Gas Group Ltd. (China)	470,000	1,483,493
Snam SpA (Italy)	298,633	1,206,345
		2,689,838
Health Care Equipment & Supplies 0.9%
Medtronic plc	55,429	4,475,892
Health Care Providers & Services 0.9%
UnitedHealth Group, Inc.	9,426	4,760,507
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp.	8,509	1,963,367
Restaurant Brands International, Inc. (Canada)	86,270	4,587,838

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	14,134	$ 3,047,856
		9,599,061
Household Durables 0.3%
Leggett & Platt, Inc.	46,354	1,539,880
Household Products 0.3%
Procter & Gamble Co. (The)	11,166	1,409,707
Industrial Conglomerates 0.8%
Honeywell International, Inc.	15,113	2,523,417
Siemens AG (Registered) (Germany)	16,900	1,672,652
		4,196,069
Insurance 3.5%
Allianz SE (Registered) (Germany)	8,564	1,355,259
Arthur J. Gallagher & Co.	12,727	2,179,117
AXA SA (France)	95,900	2,099,707
Manulife Financial Corp. (Canada)	178,262	2,797,785
MetLife, Inc.	55,669	3,383,562
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	6,839	1,654,266
Tokio Marine Holdings, Inc. (Japan)	89,100	1,583,628
Travelers Cos., Inc. (The)	18,057	2,766,332
		17,819,656
IT Services 1.1%
International Business Machines Corp.	45,497	5,405,499
Leisure Products 0.5%
Hasbro, Inc.	37,924	2,556,836
Machinery 0.6%
Cummins, Inc.	15,387	3,131,408
Media 0.7%
Comcast Corp., Class A	72,744	2,133,581
Omnicom Group, Inc.	24,708	1,558,828
		3,692,409
Multiline Retail 0.2%
B&M European Value Retail SA (United Kingdom)	323,553	1,098,678
Multi-Utilities 0.9%
Ameren Corp.	19,485	1,569,517
NiSource, Inc.	59,215	1,491,626

	Shares	Value
Common Stocks
Multi-Utilities
WEC Energy Group, Inc.	18,021	$ 1,611,618
		4,672,761
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	11,694	1,680,077
Enbridge, Inc. (Canada)	43,198	1,601,768
Enterprise Products Partners LP	95,748	2,276,887
Magellan Midstream Partners LP	35,162	1,670,547
MPLX LP	54,406	1,632,724
TotalEnergies SE (France)	90,485	4,259,121
		13,121,124
Personal Products 0.3%
Unilever plc (United Kingdom)	37,043	1,629,887
Pharmaceuticals 5.1%
AstraZeneca plc, Sponsored ADR (United Kingdom)	86,759	4,757,864
Bayer AG (Registered) (Germany)	33,523	1,547,017
Eli Lilly and Co.	8,646	2,795,684
GSK plc	90,383	1,318,326
Johnson & Johnson	8,870	1,449,003
Merck & Co., Inc.	32,483	2,797,436
Novartis AG (Registered) (Switzerland)	56,672	4,320,291
Novo Nordisk A/S, Class B (Denmark)	15,600	1,554,914
Pfizer, Inc.	31,893	1,395,638
Roche Holding AG	4,848	1,580,734
Sanofi (France)	33,554	2,560,850
		26,077,757
Professional Services 0.3%
RELX plc (United Kingdom)	58,713	1,424,327
Semiconductors & Semiconductor Equipment 4.4%
Analog Devices, Inc.	40,607	5,658,179
Broadcom, Inc.	13,389	5,944,850
Intel Corp.	55,153	1,421,293
KLA Corp.	11,716	3,545,613
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	39,081	2,679,393
Texas Instruments, Inc.	18,719	2,897,327
		22,146,655
Software 1.2%
Microsoft Corp.	26,122	6,083,814
Specialty Retail 0.3%
Home Depot, Inc. (The)	6,360	1,754,978

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	41,360	$ 5,715,952
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,064	1,873,381
		7,589,333
Tobacco 1.4%
Altria Group, Inc.	37,634	1,519,661
British American Tobacco plc (United Kingdom)	106,752	3,817,388
Philip Morris International, Inc.	22,362	1,856,269
		7,193,318
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc., Class A	21,971	1,599,709
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. (Republic of Korea)	40,446	1,428,715
Total Common Stocks (Cost $295,489,781)		272,095,644
Short-Term Investments 1.3%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 2.409% (l)	4,540,351	4,540,351
Unaffiliated Investment Company 0.4%
Invesco Government and Agency Portfolio, 3.03% (l)(m)	1,884,638	1,884,638
Total Short-Term Investments (Cost $6,424,989)		6,424,989
Total Investments (Cost $557,645,064)	98.3%	499,562,394
Other Assets, Less Liabilities	1.7	8,604,876
Net Assets	100.0%	$ 508,167,270

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(c)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $7,065,685; the total market value of collateral held by the Portfolio was $7,302,958. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,418,320. The Portfolio received cash collateral with a value of $1,884,638.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of September 30, 2022.
(g)	Illiquid security—As of September 30, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $320,000, which represented 0.1% of the Portfolio’s net assets.

(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2022.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2022.
(k)	Non-income producing security.
(l)	Current yield as of September 30, 2022.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 28,679	$ 219,420	$ (243,559)	$ —	$ —	$ 4,540	$ 37	$ —	4,540
Foreign Currency Forward Contracts
As of September 30, 2022, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,313,162	EUR	9,054,000	JPMorgan Chase Bank N.A.	11/7/22	$ 418,292
Total Unrealized Appreciation						418,292
AUD	9,875,000	USD	6,875,745	JPMorgan Chase Bank N.A.	11/7/22	(556,406)
EUR	308,000	USD	303,996	JPMorgan Chase Bank N.A.	11/7/22	(1,409)
GBP	133,000	USD	160,559	JPMorgan Chase Bank N.A.	11/7/22	(11,956)
JPY	1,106,651,000	USD	8,161,516	JPMorgan Chase Bank N.A.	11/7/22	(489,679)
Total Unrealized Depreciation						(1,059,450)
Net Unrealized Depreciation						$ (641,158)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of September 30, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	188	December 2022	$ 17,766,889	$ 15,696,120	$ (2,070,769)
S&P 500 E-Mini Index	211	December 2022	41,721,920	37,995,825	(3,726,095)
U.S. Treasury 2 Year Notes	119	December 2022	24,770,405	24,441,484	(328,921)
U.S. Treasury 5 Year Notes	38	December 2022	4,220,848	4,085,297	(135,551)
U.S. Treasury 10 Year Notes	247	December 2022	28,928,952	27,679,438	(1,249,514)
U.S. Treasury 10 Year Ultra Bonds	65	December 2022	8,061,897	7,701,484	(360,413)
U.S. Treasury Long Bonds	66	December 2022	8,710,329	8,342,813	(367,516)
U.S. Treasury Ultra Bonds	60	December 2022	8,960,767	8,220,000	(740,767)
XAE Energy Index	188	December 2022	15,739,717	14,165,800	(1,573,917)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
XAV Health Care Index	86	December 2022	$ 11,363,541	$ 10,564,240	$ (799,301)
Yen Denominated Nikkei 225 Index	126	December 2022	11,880,658	11,287,155	(593,503)
Total Long Contracts					(11,946,267)
Short Contracts
E-Mini Industrial Equity Index	(30)	December 2022	(2,883,516)	(2,512,800)	370,716
Euro STOXX 50 Index	(629)	December 2022	(22,717,962)	(20,435,366)	2,282,596
FTSE 100 Index	(19)	December 2022	(1,610,090)	(1,466,873)	143,217
S&P E-Mini Commercial Service Equity Index	(76)	December 2022	(5,557,956)	(4,789,900)	768,056
XAF Financial Index	(16)	December 2022	(1,693,950)	(1,498,600)	195,350
Total Short Contracts					3,759,935
Net Unrealized Depreciation					$ (8,186,332)

1.	As of September 30, 2022, cash in the amount of $9,233,795 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2022.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 24,051,302	$ —	$ 24,051,302
Corporate Bonds	—	108,104,089	—	108,104,089
Foreign Government Bonds	—	3,766,519	—	3,766,519
Loan Assignments	—	517,963	—	517,963
Mortgage-Backed Securities	—	54,556,950	—	54,556,950
Municipal Bond	—	709,811	—	709,811
U.S. Government & Federal Agencies	—	29,335,127	—	29,335,127
Total Long-Term Bonds	—	221,041,761	—	221,041,761
Common Stocks
Aerospace & Defense	4,277,549	1,675,238	—	5,952,787
Air Freight & Logistics	2,476,247	2,545,182	—	5,021,429
Auto Components	—	2,865,637	—	2,865,637
Automobiles	—	1,396,706	—	1,396,706
Chemicals	12,180,611	1,304,956	—	13,485,567
Diversified Telecommunication Services	4,549,268	5,918,032	—	10,467,300
Entertainment	—	1,899,806	—	1,899,806
Food Products	—	5,049,063	—	5,049,063
Gas Utilities	—	2,689,838	—	2,689,838
Industrial Conglomerates	2,523,417	1,672,652	—	4,196,069
Insurance	11,126,796	6,692,860	—	17,819,656
Multiline Retail	—	1,098,678	—	1,098,678
Oil, Gas & Consumable Fuels	8,862,003	4,259,121	—	13,121,124
Personal Products	—	1,629,887	—	1,629,887
Pharmaceuticals	13,195,625	12,882,132	—	26,077,757
Professional Services	—	1,424,327	—	1,424,327
Technology Hardware, Storage & Peripherals	5,715,952	1,873,381	—	7,589,333
Tobacco	3,375,930	3,817,388	—	7,193,318
Wireless Telecommunication Services	—	1,428,715	—	1,428,715
All Other Industries	141,688,647	—	—	141,688,647
Total Common Stocks	209,972,045	62,123,599	—	272,095,644
Short-Term Investments
Affiliated Investment Company	4,540,351	—	—	4,540,351
Unaffiliated Investment Company	1,884,638	—	—	1,884,638
Total Short-Term Investments	6,424,989	—	—	6,424,989
Total Investments in Securities	216,397,034	283,165,360	—	499,562,394
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	418,292	—	418,292
Futures Contracts	3,759,935	—	—	3,759,935
Total Other Financial Instruments	3,759,935	418,292	—	4,178,227
Total Investments in Securities and Other Financial Instruments	$ 220,156,969	$ 283,583,652	$ —	$ 503,740,621
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (1,059,450)	$ —	$ (1,059,450)
Futures Contracts	(11,946,267)	—	—	(11,946,267)
Total Other Financial Instruments	$ (11,946,267)	$ (1,059,450)	$ —	$ (13,005,717)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Indexed Bond Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.9%
Corporate Bonds 22.9%
Aerospace & Defense 0.6%
Boeing Co. (The)
3.25%, due 3/1/28	$ 560,000	$ 484,802
5.15%, due 5/1/30	240,000	222,011
Lockheed Martin Corp.
4.30%, due 6/15/62	130,000	108,744
Northrop Grumman Systems Corp.
7.75%, due 2/15/31	260,000	292,909
Raytheon Technologies Corp.
3.125%, due 7/1/50	100,000	67,227
3.50%, due 3/15/27	260,000	243,486
		1,419,179
Apparel 0.0% ‡
NIKE, Inc.
3.625%, due 5/1/43	90,000	70,166
Auto Manufacturers 0.2%
General Motors Co.
5.40%, due 4/1/48	76,000	59,319
General Motors Financial Co., Inc.
2.40%, due 10/15/28	240,000	189,678
3.10%, due 1/12/32	157,000	118,414
4.35%, due 1/17/27	125,000	115,886
		483,297
Banks 5.5%
Bank of America Corp.
2.972%, due 7/21/52 (a)	500,000	306,660
3.248%, due 10/21/27	480,000	430,155
3.419%, due 12/20/28 (a)	1,435,000	1,274,135
3.846% (5 Year Treasury Constant Maturity Rate + 2.00%), due 3/8/37 (b)	220,000	177,497
Barclays plc
5.25%, due 8/17/45	270,000	215,042
Citigroup, Inc.
2.561%, due 5/1/32 (a)	250,000	191,916
4.45%, due 9/29/27	1,010,000	934,931
4.65%, due 7/30/45	170,000	137,318
Cooperatieve Rabobank UA
5.25%, due 5/24/41	205,000	201,944
Credit Suisse Group AG
2.593%, due 9/11/25 (a)(c)	500,000	454,884
Fifth Third Bancorp
4.337%, due 4/25/33 (a)	190,000	168,383
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (a)	675,000	585,656
4.80%, due 7/8/44	400,000	331,306

	Principal Amount	Value
Corporate Bonds
Banks
HSBC Holdings plc
3.90%, due 5/25/26	$ 1,375,000	$ 1,288,674
JPMorgan Chase & Co. (a)
1.578%, due 4/22/27	820,000	707,910
4.26%, due 2/22/48	575,000	453,757
4.912%, due 7/25/33	290,000	267,425
Lloyds Banking Group plc
3.75%, due 1/11/27	1,265,000	1,156,393
Mitsubishi UFJ Financial Group, Inc.
3.455%, due 3/2/23	10,000	9,953
Morgan Stanley (a)
0.79%, due 5/30/25	5,000	4,602
1.512%, due 7/20/27	1,700,000	1,447,867
2.239%, due 7/21/32	250,000	187,804
2.943%, due 1/21/33	225,000	177,877
5.297%, due 4/20/37	140,000	125,798
State Street Corp.
2.203%, due 2/7/28 (a)	765,000	670,680
Wells Fargo & Co.
3.00%, due 4/22/26	500,000	458,160
4.75%, due 12/7/46	575,000	459,822
		12,826,549
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/48	550,000	455,475
Coca-Cola Co. (The)
2.60%, due 6/1/50	250,000	160,848
Constellation Brands, Inc.
3.60%, due 2/15/28	125,000	114,299
Keurig Dr Pepper, Inc.
4.985%, due 5/25/38	90,000	81,906
Molson Coors Beverage Co.
4.20%, due 7/15/46	90,000	66,722
PepsiCo, Inc.
2.75%, due 3/1/23	5,000	4,972
3.625%, due 3/19/50	30,000	24,485
		908,707
Biotechnology 0.1%
Amgen, Inc.
3.375%, due 2/21/50	195,000	132,707
Gilead Sciences, Inc.
4.60%, due 9/1/35	205,000	185,288
		317,995
Building Materials 0.0% ‡
Johnson Controls International plc
6.00%, due 1/15/36	75,000	75,487

	Principal Amount	Value
Corporate Bonds
Chemicals 0.9%
Dow Chemical Co. (The)
2.10%, due 11/15/30	$ 140,000	$ 107,242
3.60%, due 11/15/50	60,000	40,983
DuPont de Nemours, Inc.
4.493%, due 11/15/25	450,000	442,016
Ecolab, Inc.
2.70%, due 11/1/26	260,000	240,655
LYB International Finance II BV
3.50%, due 3/2/27	260,000	237,751
LYB International Finance III LLC
3.625%, due 4/1/51	50,000	32,606
Mosaic Co. (The)
4.05%, due 11/15/27	480,000	446,668
Nutrien Ltd.
5.875%, due 12/1/36	260,000	263,489
Sherwin-Williams Co. (The)
3.95%, due 1/15/26	305,000	295,785
		2,107,195
Commercial Services 0.0% ‡
PayPal Holdings, Inc.
5.05%, due 6/1/52	90,000	80,134
Computers 0.6%
Apple, Inc.
4.50%, due 2/23/36	625,000	605,211
Dell International LLC
3.45%, due 12/15/51 (c)	90,000	51,166
6.02%, due 6/15/26	375,000	376,511
HP, Inc.
6.00%, due 9/15/41	40,000	34,707
International Business Machines Corp.
3.50%, due 5/15/29	465,000	420,267
		1,487,862
Cosmetics & Personal Care 0.2%
Procter & Gamble Co. (The)
2.70%, due 2/2/26	260,000	247,460
Unilever Capital Corp.
3.10%, due 7/30/25	100,000	95,986
		343,446
Diversified Financial Services 0.3%
AerCap Ireland Capital DAC
3.85%, due 10/29/41	150,000	99,639
Capital One Financial Corp.
5.268%, due 5/10/33 (a)	150,000	138,546

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Nomura Holdings, Inc.
2.999%, due 1/22/32	$ 200,000	$ 151,333
Visa, Inc.
4.30%, due 12/14/45	200,000	174,211
		563,729
Electric 1.9%
AEP Texas, Inc.
5.25%, due 5/15/52	90,000	82,125
CenterPoint Energy Houston Electric LLC
Series AC
4.25%, due 2/1/49	300,000	250,989
Commonwealth Edison Co.
3.65%, due 6/15/46	185,000	138,842
Consolidated Edison Co. of New York, Inc.
Series 06-A
5.85%, due 3/15/36	390,000	384,695
DTE Electric Co.
3.375%, due 3/1/25	205,000	197,807
Duke Energy Carolinas LLC
3.875%, due 3/15/46	350,000	272,774
Duke Energy Corp.
4.50%, due 8/15/32	90,000	81,389
5.00%, due 8/15/52	90,000	76,703
Entergy Louisiana LLC
4.20%, due 4/1/50	350,000	279,711
Florida Power & Light Co.
3.80%, due 12/15/42	165,000	131,983
MidAmerican Energy Co.
3.95%, due 8/1/47	380,000	301,230
Ohio Power Co.
Series G
6.60%, due 2/15/33	190,000	201,894
PPL Electric Utilities Corp.
3.95%, due 6/1/47	125,000	100,012
Public Service Electric and Gas Co.
2.70%, due 5/1/50	225,000	141,623
Sempra Energy
3.80%, due 2/1/38	260,000	202,713
Southern California Edison Co.
Series C
4.125%, due 3/1/48	260,000	193,206
Southern Co. (The)
4.40%, due 7/1/46	335,000	261,571
Virginia Electric and Power Co.
4.00%, due 1/15/43	390,000	306,101

	Principal Amount	Value
Corporate Bonds
Electric
Xcel Energy, Inc.
3.30%, due 6/1/25	$ 830,000	$ 795,202
		4,400,570
Entertainment 0.1%
Warnermedia Holdings, Inc.
5.141%, due 3/15/52 (c)	208,000	151,178
Environmental Control 0.3%
Republic Services, Inc.
3.20%, due 3/15/25	305,000	291,536
Waste Management, Inc.
3.15%, due 11/15/27	305,000	278,912
		570,448
Food 0.4%
General Mills, Inc.
4.20%, due 4/17/28	90,000	85,632
Kraft Heinz Foods Co.
4.375%, due 6/1/46	220,000	171,028
Kroger Co. (The)
2.20%, due 5/1/30	220,000	175,065
Sysco Corp.
3.25%, due 7/15/27	305,000	277,050
Tyson Foods, Inc.
5.10%, due 9/28/48	150,000	133,353
		842,128
Forest Products & Paper 0.2%
Fibria Overseas Finance Ltd.
5.50%, due 1/17/27	480,000	458,489
Gas 0.1%
NiSource, Inc.
3.49%, due 5/15/27	260,000	238,866
Healthcare-Products 0.4%
Abbott Laboratories
3.75%, due 11/30/26	175,000	169,724
4.90%, due 11/30/46	275,000	263,335
Boston Scientific Corp.
4.70%, due 3/1/49	75,000	65,654
Medtronic, Inc.
4.625%, due 3/15/45	199,000	179,607
Stryker Corp.
3.65%, due 3/7/28	260,000	244,663
		922,983

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.5%
Aetna, Inc.
6.625%, due 6/15/36	$ 260,000	$ 265,112
Elevance Health, Inc.
4.375%, due 12/1/47	305,000	252,191
HCA, Inc. (c)
3.625%, due 3/15/32	80,000	64,723
4.625%, due 3/15/52	160,000	120,176
Laboratory Corp. of America Holdings
3.60%, due 2/1/25	305,000	294,306
UnitedHealth Group, Inc.
4.25%, due 4/15/47	300,000	247,694
		1,244,202
Home Builders 0.1%
PulteGroup, Inc.
5.50%, due 3/1/26	210,000	207,156
Household Products & Wares 0.2%
Clorox Co. (The)
3.90%, due 5/15/28	260,000	244,331
Kimberly-Clark Corp.
2.75%, due 2/15/26	260,000	244,564
		488,895
Insurance 0.8%
Allstate Corp. (The)
5.35%, due 6/1/33	260,000	257,749
American International Group, Inc.
6.25%, due 5/1/36	350,000	363,701
Berkshire Hathaway Finance Corp.
4.30%, due 5/15/43	405,000	345,249
MetLife, Inc.
3.60%, due 11/13/25	770,000	741,388
Prudential Financial, Inc.
3.70%, due 3/13/51	130,000	95,599
3.935%, due 12/7/49	150,000	114,315
		1,918,001
Internet 0.3%
Alibaba Group Holding Ltd.
2.70%, due 2/9/41	200,000	121,997
Amazon.com, Inc.
3.875%, due 8/22/37	510,000	443,315
		565,312
Machinery—Construction & Mining 0.1%
Caterpillar, Inc.
5.30%, due 9/15/35	310,000	309,258

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.1%
Deere & Co.
3.90%, due 6/9/42	$ 170,000	$ 146,013
Media 0.8%
Charter Communications Operating LLC
4.908%, due 7/23/25	425,000	414,442
5.75%, due 4/1/48	400,000	322,844
Comcast Corp.
3.40%, due 7/15/46	750,000	529,205
Discovery Communications LLC
3.95%, due 3/20/28	116,000	101,685
Fox Corp.
5.576%, due 1/25/49	81,000	69,269
Paramount Global
4.95%, due 1/15/31	337,000	297,279
Walt Disney Co. (The)
3.60%, due 1/13/51	194,000	143,795
		1,878,519
Mining 0.1%
Barrick North America Finance LLC
5.70%, due 5/30/41	125,000	118,643
BHP Billiton Finance USA Ltd.
3.85%, due 9/30/23	5,000	4,954
Newmont Corp.
2.25%, due 10/1/30	120,000	92,826
2.60%, due 7/15/32	100,000	76,245
		292,668
Miscellaneous—Manufacturing 0.2%
3M Co.
4.00%, due 9/14/48	130,000	101,527
Eaton Corp.
4.00%, due 11/2/32	260,000	232,058
General Electric Co.
4.125%, due 10/9/42	94,000	74,825
Parker-Hannifin Corp.
4.20%, due 11/21/34	90,000	78,497
		486,907
Oil & Gas 0.7%
BP Capital Markets America, Inc.
3.001%, due 3/17/52	110,000	70,417
3.588%, due 4/14/27	300,000	280,958
Canadian Natural Resources Ltd.
6.25%, due 3/15/38	125,000	120,559
ConocoPhillips Co.
5.95%, due 3/15/46	190,000	199,494

	Principal Amount	Value
Corporate Bonds
Oil & Gas
EOG Resources, Inc.
3.90%, due 4/1/35	$ 205,000	$ 175,217
Exxon Mobil Corp.
4.114%, due 3/1/46	205,000	169,257
Hess Corp.
7.125%, due 3/15/33	125,000	130,697
Phillips 66 Co.
4.68%, due 2/15/45 (c)	250,000	206,021
Shell International Finance BV
3.75%, due 9/12/46	310,000	235,871
		1,588,491
Oil & Gas Services 0.0% ‡
Halliburton Co.
3.80%, due 11/15/25	12,000	11,557
Pharmaceuticals 1.2%
AbbVie, Inc.
3.80%, due 3/15/25	175,000	169,488
4.70%, due 5/14/45	330,000	279,120
Allergan Funding SCS
3.80%, due 3/15/25	50,000	47,380
4.75%, due 3/15/45	25,000	18,577
AstraZeneca plc
6.45%, due 9/15/37	240,000	259,019
Bristol-Myers Squibb Co.
3.70%, due 3/15/52	70,000	53,581
Cigna Corp.
4.90%, due 12/15/48	175,000	151,115
CVS Health Corp.
1.875%, due 2/28/31	10,000	7,617
5.05%, due 3/25/48	325,000	286,215
Eli Lilly and Co.
3.95%, due 3/15/49	150,000	129,230
GlaxoSmithKline Capital, Inc.
3.875%, due 5/15/28	305,000	286,703
Johnson & Johnson
4.95%, due 5/15/33	300,000	302,756
Merck & Co., Inc.
3.70%, due 2/10/45	260,000	204,041
Mylan, Inc.
4.20%, due 11/29/23	75,000	74,081
5.20%, due 4/15/48	90,000	61,935
Pfizer, Inc.
4.00%, due 12/15/36	375,000	331,541
		2,662,399

	Principal Amount	Value
Corporate Bonds
Pipelines 1.0%
Enbridge, Inc.
4.50%, due 6/10/44	$ 260,000	$ 207,360
Energy Transfer LP
5.00%, due 5/15/50	190,000	148,504
Enterprise Products Operating LLC
3.70%, due 2/15/26	475,000	453,158
4.80%, due 2/1/49	250,000	205,708
Kinder Morgan, Inc.
4.30%, due 6/1/25	565,000	550,922
4.80%, due 2/1/33	230,000	206,383
5.45%, due 8/1/52	110,000	95,296
MPLX LP
4.95%, due 3/14/52	140,000	109,560
ONEOK, Inc.
5.20%, due 7/15/48	80,000	63,687
TransCanada PipeLines Ltd.
4.875%, due 1/15/26	10,000	9,818
4.875%, due 5/15/48	145,000	124,860
Williams Cos., Inc. (The)
3.50%, due 10/15/51	60,000	39,925
		2,215,181
Real Estate Investment Trusts 0.4%
American Tower Corp.
2.30%, due 9/15/31	140,000	104,781
AvalonBay Communities, Inc.
2.90%, due 10/15/26	205,000	188,430
Crown Castle, Inc.
3.25%, due 1/15/51	90,000	56,951
ERP Operating LP
3.25%, due 8/1/27	260,000	233,444
Realty Income Corp.
4.65%, due 3/15/47	150,000	130,594
Simon Property Group LP
4.25%, due 11/30/46	250,000	195,487
		909,687
Retail 0.5%
Home Depot, Inc. (The)
2.375%, due 3/15/51	350,000	204,798
Lowe's Cos., Inc.
4.05%, due 5/3/47	175,000	131,362
McDonald's Corp.
4.20%, due 4/1/50	80,000	64,159
Starbucks Corp.
3.00%, due 2/14/32	250,000	206,926
Target Corp.
2.35%, due 2/15/30	175,000	146,050

	Principal Amount	Value
Corporate Bonds
Retail
Walmart, Inc.
4.30%, due 4/22/44	$ 325,000	$ 286,246
		1,039,541
Semiconductors 0.7%
Applied Materials, Inc.
5.10%, due 10/1/35	260,000	254,047
Broadcom, Inc.
4.926%, due 5/15/37 (c)	390,000	321,583
Intel Corp.
2.00%, due 8/12/31	323,000	250,184
4.75%, due 3/25/50	107,000	92,456
KLA Corp.
4.95%, due 7/15/52	100,000	90,843
NVIDIA Corp.
1.55%, due 6/15/28	440,000	364,932
2.00%, due 6/15/31	210,000	165,128
NXP BV
5.00%, due 1/15/33	70,000	62,823
QUALCOMM, Inc.
4.65%, due 5/20/35	110,000	103,205
		1,705,201
Software 1.2%
Fidelity National Information Services, Inc.
5.625%, due 7/15/52	70,000	62,052
Fiserv, Inc.
4.40%, due 7/1/49	100,000	77,559
Microsoft Corp.
2.921%, due 3/17/52	275,000	193,956
3.30%, due 2/6/27	230,000	219,172
Oracle Corp.
2.95%, due 5/15/25	1,955,000	1,839,974
4.00%, due 7/15/46	65,000	43,928
5.375%, due 7/15/40	200,000	166,677
Salesforce, Inc.
1.95%, due 7/15/31	240,000	188,932
3.05%, due 7/15/61	60,000	37,440
		2,829,690
Telecommunications 1.0%
AT&T, Inc.
2.55%, due 12/1/33	482,000	356,846
3.50%, due 9/15/53	207,000	137,932
3.55%, due 9/15/55	251,000	164,866
Corning, Inc.
5.45%, due 11/15/79	30,000	24,531
Deutsche Telekom International Finance BV
8.75%, due 6/15/30 (d)	260,000	297,881

	Principal Amount	Value
Corporate Bonds
Telecommunications
Telefonica Emisiones SA
4.895%, due 3/6/48	$ 150,000	$ 109,230
T-Mobile US, Inc.
3.40%, due 10/15/52	108,000	71,300
3.875%, due 4/15/30	410,000	363,676
Verizon Communications, Inc.
2.355%, due 3/15/32	123,000	94,320
3.00%, due 11/20/60	99,000	57,500
5.50%, due 3/16/47	450,000	429,111
Vodafone Group plc
4.25%, due 9/17/50	180,000	128,799
		2,235,992
Transportation 0.8%
Burlington Northern Santa Fe LLC
3.25%, due 6/15/27	706,000	659,617
Canadian National Railway Co.
6.25%, due 8/1/34	260,000	275,389
CSX Corp.
3.35%, due 9/15/49	150,000	105,542
FedEx Corp.
2.40%, due 5/15/31	70,000	54,526
5.25%, due 5/15/50	70,000	61,258
Norfolk Southern Corp.
3.942%, due 11/1/47	151,000	117,134
Union Pacific Corp.
2.80%, due 2/14/32	170,000	141,603
3.50%, due 2/14/53	70,000	50,694
3.85%, due 2/14/72	40,000	28,606
United Parcel Service, Inc.
3.40%, due 11/15/46	480,000	357,860
		1,852,229
Total Corporate Bonds (Cost $65,124,527)		52,855,307
Foreign Government Bonds 3.0%
Canada 0.8%
Province of Ontario Canada
2.50%, due 4/27/26	1,120,000	1,043,487
Province of Quebec Canada
2.50%, due 4/20/26	775,000	722,357
		1,765,844
Japan 0.2%
Japan Bank for International Cooperation
2.875%, due 6/1/27	576,000	535,434

	Principal Amount	Value
Foreign Government Bonds
Luxembourg 0.2%
European Investment Bank
2.375%, due 5/24/27	$ 520,000	$ 480,662
Mexico 1.1%
Mexico Government Bond
4.125%, due 1/21/26	2,330,000	2,257,317
4.875%, due 5/19/33	360,000	316,434
		2,573,751
Norway 0.2%
Equinor ASA
5.10%, due 8/17/40	385,000	366,486
Panama 0.3%
Panama Government Bond
3.75%, due 3/16/25	750,000	721,019
Philippines 0.2%
Philippines Government Bond
5.00%, due 1/13/37	600,000	561,307
Total Foreign Government Bonds (Cost $7,861,715)		7,004,503
Mortgage-Backed Securities 2.5%
Agency (Collateralized Mortgage Obligations) 1.5%
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K094, Class A2
2.903%, due 6/25/29	2,000,000	1,818,886
UMBS, Single Family, 30 Year (e)
2.00%, due 10/25/52 TBA	1,000,000	809,453
2.50%, due 10/25/52 TBA	1,000,000	838,809
		3,467,148
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.0%
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3
3.217%, due 11/10/49 (f)	300,000	275,776
Series 2017-C8, Class A3
3.305%, due 6/15/50	163,342	147,902
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4
3.465%, due 9/15/50	300,000	276,131
Series 2015-GC35, Class A4
3.818%, due 11/10/48	300,000	285,824

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class A5
3.446%, due 9/15/50	$ 300,000	$ 274,855
GS Mortgage Securities Trust
Series 2016-GS3, Class A4
2.85%, due 10/10/49	300,000	273,961
Series 2014-GC22, Class A5
3.862%, due 6/10/47	300,000	293,144
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A4
2.918%, due 2/15/46	255,173	254,363
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, due 9/15/48	291,173	275,746
		2,357,702
Total Mortgage-Backed Securities (Cost $6,451,831)		5,824,850
U.S. Government & Federal Agencies 70.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.2%
FFCB
0.68%, due 1/13/27	1,125,000	963,552
FHLB
3.25%, due 11/16/28	800,000	763,332
FHLMC Gold Pools, 15 Year
2.50%, due 10/1/31	34,625	32,164
2.50%, due 2/1/32	159,155	147,490
2.50%, due 2/1/33	146,131	135,099
2.50%, due 4/1/33	213,157	194,964
2.50%, due 6/1/33	31,154	28,495
2.50%, due 7/1/33	58,905	54,458
3.00%, due 9/1/27	75,335	73,041
3.00%, due 4/1/32	93,264	87,026
3.00%, due 6/1/32	24,019	22,407
3.00%, due 9/1/32	11,776	10,988
3.00%, due 10/1/32	51,970	48,492
3.00%, due 5/1/33	64,058	59,767
3.00%, due 9/1/33	49,029	45,744
3.50%, due 12/1/25	14,268	13,571
3.50%, due 5/1/33	53,049	50,352
3.50%, due 9/1/33	15,526	14,736
FHLMC Gold Pools, 20 Year
3.00%, due 9/1/36	83,066	76,612
3.00%, due 11/1/37	42,380	38,768
3.00%, due 12/1/37	73,424	67,164
3.50%, due 2/1/37	76,998	71,958
3.50%, due 1/1/38	75,604	70,089

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 20 Year
4.50%, due 5/1/38	$ 41,350	$ 40,295
5.50%, due 1/1/29	11,462	11,418
FHLMC Gold Pools, 30 Year
3.00%, due 9/1/46	356,017	316,973
3.00%, due 12/1/46	23,740	21,047
3.00%, due 2/1/47	31,102	27,622
3.00%, due 3/1/47	139,744	124,109
3.00%, due 4/1/47	39,417	34,964
3.00%, due 1/1/48	253,377	223,798
3.00%, due 2/1/48	150,140	132,446
3.00%, due 3/1/48	135,159	119,230
3.00%, due 4/1/48	481,254	423,236
3.00%, due 6/1/48	247,313	217,884
3.50%, due 6/1/43	108,564	99,824
3.50%, due 9/1/44	84,562	77,579
3.50%, due 8/1/45	130,074	119,606
3.50%, due 8/1/46	174,835	161,676
3.50%, due 8/1/47	16,171	14,790
3.50%, due 9/1/47	39,991	36,575
3.50%, due 11/1/47	88,979	81,377
3.50%, due 12/1/47	185,039	169,406
3.50%, due 1/1/48	18,183	16,651
3.50%, due 3/1/48	257,379	235,009
3.50%, due 5/1/48	82,105	74,922
3.50%, due 6/1/48	58,580	53,517
3.50%, due 8/1/48	123,214	112,703
3.50%, due 9/1/48	102,992	94,072
3.50%, due 11/1/48	36,976	33,747
3.50%, due 12/1/48	101,237	92,647
4.00%, due 4/1/46	155,492	147,594
4.00%, due 5/1/46	48,565	46,100
4.00%, due 4/1/47	35,884	33,855
4.00%, due 6/1/47	89,174	84,574
4.00%, due 8/1/47	174,272	164,611
4.00%, due 10/1/47	42,559	40,158
4.00%, due 12/1/47	111,935	105,930
4.00%, due 1/1/48	34,883	33,150
4.00%, due 5/1/48	47,197	44,747
4.00%, due 9/1/48	173,678	163,885
4.00%, due 12/1/48	95,027	89,861
4.50%, due 9/1/46	9,578	9,323
4.50%, due 9/1/46	31,089	30,204
4.50%, due 10/1/46	73,790	71,904
4.50%, due 2/1/47	15,215	14,782
4.50%, due 11/1/47	18,849	18,274
4.50%, due 2/1/48	36,232	35,089
4.50%, due 4/1/48	43,842	42,459

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
4.50%, due 6/1/48	$ 24,113	$ 23,335
4.50%, due 7/1/48	89,827	86,730
4.50%, due 8/1/48	90,578	87,539
5.00%, due 9/1/38	35,585	35,903
5.00%, due 11/1/41	48,446	48,877
5.00%, due 3/1/47	108,455	107,517
5.00%, due 9/1/48	211,925	208,489
5.00%, due 1/1/49	58,526	57,947
5.50%, due 7/1/38	58,904	60,242
FNMA
0.65%, due 12/10/25	2,000,000	1,772,402
UMBS, 30 Year
2.00%, due 11/1/50	2,377,475	1,936,449
2.00%, due 3/1/51	3,100,658	2,540,387
2.50%, due 5/1/50	2,195,855	1,858,334
2.50%, due 5/1/50	1,683,497	1,427,445
2.50%, due 10/1/50	1,506,457	1,277,330
4.50%, due 1/1/49	118,897	114,881
		19,057,699
Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.7%
UMBS, 10 Year
3.00%, due 4/1/25	16,097	15,835
UMBS, 15 Year
1.50%, due 3/1/36	1,336,165	1,153,806
2.00%, due 9/1/36	2,744,583	2,422,377
2.50%, due 10/1/27	88,116	81,811
2.50%, due 4/1/30	74,695	71,306
2.50%, due 10/1/31	119,890	111,239
2.50%, due 2/1/32	126,604	117,465
2.50%, due 2/1/32	136,526	126,072
2.50%, due 8/1/32	365,281	337,290
2.50%, due 3/1/33	155,387	141,941
2.50%, due 6/1/33	101,927	94,125
3.00%, due 11/1/31	87,721	82,834
3.00%, due 1/1/32	93,175	87,975
3.00%, due 6/1/32	64,948	60,531
3.00%, due 1/1/33	107,274	99,961
3.00%, due 2/1/33	130,128	121,240
3.00%, due 4/1/33	120,962	112,730
3.00%, due 5/1/33	170,887	159,220
3.00%, due 9/1/33	22,386	20,831
3.50%, due 5/1/26	17,897	17,015
3.50%, due 11/1/31	21,205	20,126
3.50%, due 5/1/33	43,452	41,197
3.50%, due 6/1/33	67,926	64,399
3.50%, due 7/1/33	32,728	31,029

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 15 Year
3.50%, due 9/1/33	$ 40,418	$ 38,319
4.00%, due 5/1/24	16,673	16,139
4.00%, due 11/1/29	56,180	54,358
UMBS, 20 Year
3.00%, due 2/1/37	123,159	113,469
3.00%, due 1/1/38	236,410	216,189
4.00%, due 2/1/37	21,263	20,285
4.00%, due 8/1/38	126,588	119,221
5.00%, due 8/1/31	42,261	41,660
5.50%, due 8/1/27	30,628	30,475
UMBS, 30 Year
2.00%, due 8/1/50	1,670,945	1,362,328
2.00%, due 8/1/50	1,859,989	1,521,548
2.00%, due 9/1/50	2,192,281	1,787,865
2.00%, due 2/1/51	1,754,302	1,428,338
2.00%, due 3/1/51	1,933,142	1,577,704
2.00%, due 5/1/51	2,130,701	1,734,458
2.50%, due 4/1/46	25,904	21,945
2.50%, due 10/1/46	114,318	96,822
2.50%, due 11/1/50	1,833,806	1,551,935
2.50%, due 6/1/51	3,940,645	3,332,548
3.00%, due 9/1/42	487,573	437,327
3.00%, due 3/1/43	1,430,263	1,280,491
3.00%, due 12/1/43	580,618	519,886
3.00%, due 10/1/44	374,696	335,542
3.00%, due 10/1/46	52,499	46,584
3.00%, due 12/1/46	621,349	554,436
3.00%, due 2/1/47	98,908	87,801
3.00%, due 8/1/47	519,218	462,184
3.00%, due 11/1/47	83,680	73,957
3.00%, due 6/1/48	51,614	45,402
3.00%, due 10/1/50	1,077,714	953,116
3.50%, due 5/1/45	442,793	406,736
3.50%, due 9/1/45	31,801	29,221
3.50%, due 12/1/45	81,805	75,173
3.50%, due 12/1/45	211,955	194,709
3.50%, due 1/1/46	149,561	137,392
3.50%, due 1/1/46	121,561	110,517
3.50%, due 4/1/46	52,242	47,981
3.50%, due 9/1/46	270,206	248,012
3.50%, due 10/1/46	117,548	107,429
3.50%, due 10/1/46	42,792	39,111
3.50%, due 1/1/47	92,073	84,614
3.50%, due 7/1/47	19,528	17,822
3.50%, due 7/1/47	113,643	104,401
3.50%, due 10/1/47	68,759	62,851
3.50%, due 11/1/47	225,295	205,606

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 11/1/47	$ 95,272	$ 86,744
3.50%, due 11/1/47	261,961	238,826
3.50%, due 12/1/47	18,718	17,069
3.50%, due 8/1/48	119,994	109,389
3.50%, due 9/1/48	151,500	138,360
3.50%, due 2/1/49	287,612	262,494
4.00%, due 8/1/44	128,614	122,195
4.00%, due 2/1/45	101,486	96,455
4.00%, due 9/1/45	19,571	18,503
4.00%, due 5/1/46	86,157	81,696
4.00%, due 9/1/46	34,979	33,231
4.00%, due 9/1/46	40,978	38,842
4.00%, due 2/1/47	17,829	16,913
4.00%, due 4/1/47	7,263	6,884
4.00%, due 5/1/47	54,418	51,661
4.00%, due 5/1/47	43,319	41,016
4.00%, due 6/1/47	169,101	160,825
4.00%, due 10/1/47	18,131	17,192
4.00%, due 11/1/47	17,706	16,783
4.00%, due 12/1/47	41,735	39,330
4.00%, due 1/1/48	98,832	93,602
4.00%, due 1/1/48	18,608	17,590
4.00%, due 1/1/48	108,372	102,240
4.00%, due 2/1/48	53,172	50,252
4.00%, due 6/1/48	217,089	205,151
4.00%, due 7/1/48	125,602	118,683
4.00%, due 7/1/48	43,996	41,496
4.00%, due 7/1/48	206,048	193,949
4.00%, due 8/1/48	32,625	30,743
4.00%, due 9/1/48	129,289	121,882
4.00%, due 9/1/48	31,404	29,652
4.00%, due 10/1/48	22,149	20,929
4.00%, due 11/1/48	57,534	54,359
4.00%, due 1/1/49	47,344	44,665
4.50%, due 7/1/46	19,580	19,053
4.50%, due 12/1/46	27,542	26,760
4.50%, due 4/1/47	258,015	249,150
4.50%, due 5/1/47	7,006	6,745
4.50%, due 7/1/47	120,319	115,697
4.50%, due 7/1/47	33,849	32,836
4.50%, due 8/1/47	2,103	2,017
4.50%, due 2/1/48	119,236	114,751
4.50%, due 4/1/48	17,978	17,324
4.50%, due 4/1/48	11,146	10,784
4.50%, due 4/1/48	33,555	32,470
4.50%, due 5/1/48	64,992	62,711
4.50%, due 6/1/48	40,734	39,411

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.50%, due 8/1/48	$ 73,333	$ 70,570
4.50%, due 10/1/48	25,329	24,459
4.50%, due 9/1/49	350,461	337,351
5.00%, due 6/1/39	83,685	84,338
5.00%, due 6/1/40	20,011	20,169
5.00%, due 7/1/47	38,427	37,969
5.00%, due 1/1/48	55,855	54,856
5.00%, due 4/1/48	27,508	27,017
5.00%, due 5/1/48	40,782	40,100
5.00%, due 9/1/48	29,463	29,173
5.50%, due 6/1/36	32,442	33,140
5.50%, due 5/1/44	56,615	58,410
5.50%, due 9/1/48	89,802	89,542
		31,682,666
Government National Mortgage Association (Mortgage Pass-Through Securities) 5.6%
GNMA I, 30 Year
3.00%, due 6/15/45	14,122	12,606
3.00%, due 10/15/45	8,717	7,787
3.00%, due 5/15/48	61,147	54,257
3.50%, due 3/15/45	6,756	6,296
3.50%, due 4/15/45	14,586	13,594
3.50%, due 5/15/48	26,547	24,201
4.00%, due 8/15/46	30,269	29,130
4.00%, due 11/15/47	55,944	52,823
4.00%, due 7/15/49	58,685	55,617
4.50%, due 8/15/46	50,033	48,642
4.50%, due 2/15/47	2,887	2,822
4.50%, due 4/15/47	22,631	22,572
4.50%, due 8/15/47	91,173	90,406
4.50%, due 8/15/47	125,742	125,349
5.00%, due 4/15/47	21,424	21,357
5.00%, due 12/15/47	18,785	18,575
GNMA II, 30 Year
2.00%, due 6/20/51	4,115,365	3,449,697
2.50%, due 4/20/47	28,205	24,310
2.50%, due 5/20/51	4,211,915	3,636,243
3.00%, due 11/20/45	278,771	250,542
3.00%, due 8/20/46	93,326	83,572
3.00%, due 9/20/46	50,007	44,882
3.00%, due 10/20/46	314,006	281,262
3.00%, due 1/20/47	364,060	325,575
3.00%, due 5/20/47	64,181	57,554
3.00%, due 12/20/47	189,206	169,516
3.00%, due 2/20/48	208,827	187,095
3.00%, due 3/20/48	247,354	221,620
3.50%, due 11/20/42	115,135	105,482

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, 30 Year
3.50%, due 9/20/44	$ 156,878	$ 145,288
3.50%, due 11/20/45	174,285	160,848
3.50%, due 7/20/46	18,029	16,659
3.50%, due 10/20/46	19,173	17,716
3.50%, due 11/20/46	234,856	216,490
3.50%, due 1/20/47	264,759	244,922
3.50%, due 5/20/47	191,913	177,325
3.50%, due 9/20/47	191,447	177,369
3.50%, due 10/20/47	345,685	318,660
3.50%, due 12/20/47	171,315	157,930
3.50%, due 7/20/48	92,734	85,420
3.50%, due 9/20/48	97,749	89,963
3.50%, due 10/20/48	97,612	89,989
4.00%, due 12/20/46	16,168	15,346
4.00%, due 1/20/47	121,689	115,499
4.00%, due 2/20/47	29,186	27,663
4.00%, due 3/20/47	21,727	20,608
4.00%, due 4/20/47	46,506	44,114
4.00%, due 5/20/47	39,062	37,076
4.00%, due 7/20/47	15,428	14,644
4.00%, due 11/20/47	191,427	181,700
4.00%, due 12/20/47	41,945	39,814
4.00%, due 4/20/48	143,362	136,035
4.00%, due 5/20/48	64,003	60,637
4.00%, due 6/20/48	26,569	25,079
4.00%, due 8/20/48	180,720	171,151
4.00%, due 9/20/48	96,471	91,019
4.00%, due 3/20/49	24,477	23,129
4.50%, due 8/20/46	54,750	54,406
4.50%, due 4/20/47	43,972	43,038
4.50%, due 11/20/47	41,142	39,922
4.50%, due 1/20/48	95,730	93,089
4.50%, due 3/20/48	39,869	38,768
4.50%, due 5/20/48	32,887	31,978
4.50%, due 6/20/48	54,079	52,554
4.50%, due 8/20/48	105,326	102,266
5.00%, due 8/20/45	71,234	71,753
5.00%, due 11/20/46	43,258	43,702
5.00%, due 11/20/47	40,829	40,625
5.00%, due 3/20/48	23,554	23,514
5.00%, due 6/20/48	49,694	49,026
		13,010,118
United States Treasury Bonds 3.4%
U.S. Treasury Bonds
1.875%, due 11/15/51	860,000	568,709
2.75%, due 8/15/47	235,000	187,761

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds
U.S. Treasury Bonds
2.75%, due 11/15/47	$ 300,000	$ 239,977
2.875%, due 11/15/46	140,000	114,330
2.875%, due 5/15/49	500,000	416,719
3.00%, due 2/15/47	815,000	681,385
3.00%, due 5/15/47	575,000	481,315
3.00%, due 2/15/48	1,950,000	1,641,656
3.00%, due 8/15/48	715,000	604,734
3.00%, due 2/15/49	845,000	720,891
3.00%, due 8/15/52	375,000	323,613
3.125%, due 5/15/48	1,525,000	1,318,648
3.375%, due 11/15/48	550,000	500,650
		7,800,388
United States Treasury Notes 39.6%
U.S. Treasury Notes
0.125%, due 8/31/23	3,500,000	3,370,254
0.125%, due 9/15/23	2,250,000	2,163,076
0.125%, due 10/15/23	3,000,000	2,873,672
0.125%, due 1/15/24	700,000	663,496
0.125%, due 2/15/24	400,000	377,828
0.25%, due 9/30/23	2,000,000	1,920,937
0.25%, due 11/15/23	3,000,000	2,867,578
0.25%, due 3/15/24	1,400,000	1,320,211
0.25%, due 5/15/24	1,300,000	1,217,836
0.25%, due 6/15/24	300,000	280,207
0.25%, due 5/31/25	1,850,000	1,663,988
0.25%, due 6/30/25	200,000	179,508
0.25%, due 8/31/25	150,000	133,623
0.375%, due 10/31/23	1,500,000	1,437,773
0.375%, due 4/15/24	1,000,000	941,523
0.375%, due 7/15/24	400,000	373,484
0.375%, due 8/15/24	1,250,000	1,162,842
0.375%, due 9/15/24	1,700,000	1,577,082
0.375%, due 7/31/27	975,000	818,581
0.50%, due 11/30/23	500,000	478,535
0.50%, due 8/31/27	800,000	673,844
0.625%, due 12/31/27	450,000	377,455
0.75%, due 12/31/23	1,525,000	1,459,890
0.875%, due 1/31/24	1,825,000	1,743,517
1.00%, due 7/31/28	525,000	442,210
1.125%, due 2/29/28	400,000	343,297
1.125%, due 8/31/28	1,330,000	1,125,980
1.25%, due 3/31/28	200,000	172,445
1.25%, due 4/30/28	475,000	408,667
1.25%, due 5/31/28	3,900,000	3,348,820
1.25%, due 6/30/28	1,200,000	1,028,438
1.25%, due 9/30/28	485,000	412,837

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
1.50%, due 2/29/24	$ 1,650,000	$ 1,586,707
1.50%, due 1/31/27	325,000	291,332
1.75%, due 6/30/24	2,875,000	2,752,588
1.75%, due 7/31/24	2,100,000	2,007,059
1.875%, due 8/31/24	650,000	621,563
1.875%, due 2/28/27	475,000	432,584
1.875%, due 2/28/29	1,710,000	1,505,067
2.00%, due 4/30/24	4,035,000	3,892,041
2.00%, due 5/31/24	1,400,000	1,348,320
2.125%, due 7/31/24	150,000	144,311
2.25%, due 3/31/24	1,000,000	970,000
2.375%, due 3/31/29	1,550,000	1,403,477
2.375%, due 5/15/29	825,000	746,561
2.50%, due 3/31/23	100,000	99,355
2.50%, due 4/30/24	300,000	291,633
2.50%, due 5/31/24	200,000	194,219
2.50%, due 3/31/27	300,000	280,242
2.625%, due 12/31/23	150,000	146,936
2.625%, due 4/15/25	500,000	480,176
2.625%, due 5/31/27	1,350,000	1,267,313
2.625%, due 7/31/29	2,000,000	1,837,812
2.75%, due 7/31/23	275,000	271,820
2.75%, due 8/31/23	1,000,000	986,680
2.75%, due 5/15/25	500,000	481,152
2.75%, due 6/30/25	275,000	264,312
2.75%, due 7/31/27	775,000	729,771
2.75%, due 5/31/29	675,000	625,087
2.75%, due 8/15/32	1,190,000	1,088,106
2.875%, due 9/30/23	2,875,000	2,837,939
2.875%, due 10/31/23	2,300,000	2,265,320
2.875%, due 11/30/23	600,000	590,133
2.875%, due 5/31/25	300,000	289,441
2.875%, due 6/15/25	750,000	723,311
2.875%, due 4/30/29	400,000	373,406
3.00%, due 7/31/24	1,500,000	1,466,602
3.125%, due 8/15/25	3,175,000	3,077,518
3.125%, due 8/31/27	500,000	479,609
3.125%, due 8/31/29	3,915,000	3,715,580
3.25%, due 8/31/24	3,600,000	3,535,031
3.25%, due 6/30/27	1,000,000	963,750

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
3.25%, due 6/30/29	$ 1,275,000	$ 1,218,671
3.50%, due 9/15/25	6,000,000	5,877,657
		91,519,626
Total U.S. Government & Federal Agencies (Cost $177,846,872)		163,070,497
Total Long-Term Bonds (Cost $257,284,945)		228,755,157
Total Investments (Cost $257,284,945)	98.9%	228,755,157
Other Assets, Less Liabilities	1.1	2,628,484
Net Assets	100.0%	$ 231,383,641

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2022.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of September 30, 2022.
(e)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2022, the total net market value was $1,648,262, which represented 0.7% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2022.
Futures Contracts
As of September 30, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	24	December 2022	$ 2,646,021	$ 2,580,188	$ (65,833)
U.S. Treasury 10 Year Notes	35	December 2022	4,105,541	3,922,188	(183,353)
U.S. Treasury 10 Year Ultra Bonds	37	December 2022	4,634,050	4,383,922	(250,128)
U.S. Treasury Long Bonds	109	December 2022	14,809,722	13,778,281	(1,031,441)
Total Long Contracts					(1,530,755)
Short Contracts
U.S. Treasury 2 Year Notes	(52)	December 2022	(10,852,360)	(10,680,313)	172,047
Net Unrealized Depreciation					$ (1,358,708)

1.	As of September 30, 2022, cash in the amount of $627,285 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2022.

Abbreviation(s):
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 52,855,307	$ —	$ 52,855,307
Foreign Government Bonds	—	7,004,503	—	7,004,503
Mortgage-Backed Securities	—	5,824,850	—	5,824,850
U.S. Government & Federal Agencies	—	163,070,497	—	163,070,497
Total Investments in Securities	—	228,755,157	—	228,755,157
Other Financial Instruments
Futures Contracts	172,047	—	—	172,047
Total Investments in Securities and Other Financial Instruments	$ 172,047	$ 228,755,157	$ —	$ 228,927,204
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,530,755)	$ —	$ —	$ (1,530,755)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Exchange-Traded Funds 92.8%
Bonds 67.8%
Affiliated Investment Company 6.1%
IQ Ultra Short Duration ETF (a)	371,208	$ 17,572,987
Bank Loan Funds 10.5%
Invesco Senior Loan ETF (b)	510,279	10,302,533
SPDR Blackstone Senior Loan ETF (b)	486,990	19,903,281
		30,205,814
Convertible Bond Funds 10.0%
iShares Convertible Bond ETF	118,679	8,176,983
SPDR Bloomberg Convertible Securities ETF (b)	321,764	20,367,661
		28,544,644
Emerging Bonds—Local Currency Funds 2.1%
SPDR Bloomberg Emerging Markets Local Bond ETF	130,390	2,473,498
VanEck J.P. Morgan EM Local Currency Bond ETF	153,557	3,501,100
		5,974,598
Floating Rate—Investment Grade Funds 4.5%
iShares Floating Rate Bond ETF (b)	189,206	9,511,386
SPDR Bloomberg Investment Grade Floating Rate ETF (b)	107,915	3,269,824
		12,781,210
High Yield Corporate Bond Funds 0.1%
iShares iBoxx High Yield Corporate Bond ETF (b)	2,415	172,407
SPDR Bloomberg High Yield Bond ETF (b)	1,175	103,224
Xtrackers USD High Yield Corporate Bond ETF (b)	1,548	50,681
		326,312
Investment Grade Corporate Bond Funds 18.5%
iShares Broad USD Investment Grade Corporate Bond ETF	4,150	199,408
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	9,696	993,355
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (b)	335,787	16,547,583
Vanguard Intermediate-Term Corporate Bond ETF	15,741	1,191,279
Vanguard Short-Term Corporate Bond ETF (b)(c)	456,699	33,923,602
		52,855,227
Mortgage-Backed Security Funds 0.4%
iShares MBS ETF	7,399	677,600
SPDR Portfolio Mortgage-Backed Bond ETF	5,899	126,534
Vanguard Mortgage-Backed Securities ETF	10,257	462,488
		1,266,622
U.S. Long Term Treasury Bond Funds 0.1%
iShares 20+ Year Treasury Bond ETF	1,756	179,902
SPDR Portfolio Long Term Treasury ETF	1,306	38,710
Vanguard Long-Term Treasury ETF	431	27,127
		245,739

	Shares	Value
Bonds
U.S. Medium Term Treasury Bond Funds 8.4%
iShares 3-7 Year Treasury Bond ETF (b)	80,051	$ 9,148,228
Schwab Intermediate-Term U.S. Treasury ETF (b)	122,656	6,027,316
Vanguard Intermediate-Term Treasury ETF	151,368	8,826,268
		24,001,812
U.S. Ultra Short Term Bond Funds 7.1%
Goldman Sachs Access Treasury 0-1 Year ETF	49,508	4,943,374
Invesco Treasury Collateral ETF (b)	58,815	6,197,925
iShares Short Treasury Bond ETF (b)	49,976	5,497,360
SPDR Bloomberg 1-3 Month T-Bill ETF (b)	41,409	3,793,064
		20,431,723
Total Bonds (Cost $210,529,525)		194,206,688
Equities 24.6%
BRIC Equity Funds 0.2%
iShares MSCI China ETF	8,836	376,060
SPDR S&P China ETF	918	64,985
		441,045
Emerging Equity Funds 6.5%
iShares Core MSCI Emerging Markets ETF	106,144	4,562,069
iShares MSCI Emerging Markets Min Vol Factor ETF (b)	169,815	8,606,224
Schwab Emerging Markets Equity ETF	26,917	602,941
Vanguard FTSE Emerging Markets ETF (b)	135,900	4,958,991
		18,730,225
Emerging Small Cap Equity Fund 2.0%
SPDR S&P Emerging Markets SmallCap ETF (b)	126,795	5,776,780
Europe Equity Funds 1.6%
iShares Core MSCI Europe ETF (b)	20,256	800,922
JPMorgan BetaBuilders Europe ETF (b)	16,466	663,745
Vanguard FTSE Europe ETF (b)	67,781	3,128,093
		4,592,760
International Equity Core Funds 3.4%
iShares Core MSCI EAFE ETF (b)	87,046	4,584,713
Vanguard FTSE Developed Markets ETF	139,307	5,065,202
		9,649,915
International Large Cap Growth Fund 0.3%
iShares MSCI EAFE Growth ETF (b)	10,996	797,870
U.S. Large Cap Core Funds 4.2%
Energy Select Sector SPDR Fund	38,423	2,767,225
Financial Select Sector SPDR Fund (b)	93,248	2,831,009

	Shares	Value
Equities
U.S. Large Cap Core Funds
Health Care Select Sector SPDR Fund	23,602	$ 2,858,438
Vanguard Energy ETF	5,768	585,914
Vanguard Financials ETF (b)	9,896	736,658
Vanguard Health Care ETF	10,410	2,328,717
		12,107,961
U.S. Large Cap Growth Funds 2.7%
Schwab U.S. Large-Cap Growth ETF (b)	18,927	1,056,316
Vanguard Growth ETF	25,169	5,384,907
Vanguard Mega Cap Growth ETF	4,676	814,980
Vanguard Russell 1000 Growth ETF (b)	9,860	534,511
		7,790,714
U.S. Momentum Fund 0.9%
iShares MSCI USA Momentum Factor ETF (b)	19,049	2,498,753
U.S. Preferred Fund 1.8%
iShares Preferred & Income Securities ETF (b)	160,552	5,084,682
U.S. Small Cap Growth Funds 1.0%
iShares Russell 2000 Growth ETF (b)	5,701	1,177,769
SPDR S&P 600 Small Cap Growth ETF	3,980	271,118
Vanguard Small-Cap Growth ETF (b)	7,974	1,555,967
		3,004,854
Total Equities (Cost $82,701,357)		70,475,559
Real Estate 0.4%
U.S. REITS Funds 0.4%
Fidelity MSCI Real Estate Index ETF	1,918	45,879
iShares Core US REIT ETF	1,159	55,052
Vanguard Real Estate ETF (b)	13,139	1,053,354
Toal Real Estate (Cost $1,446,441)		1,154,285
Total Exchange-Traded Funds (Cost $294,677,323)		265,836,532
Exchange-Traded Vehicles 6.9%
Commodities 4.2%
Gold Funds 2.8%
abrdn Gold ETF Trust (d)	33,795	538,016
Graniteshares Gold Trust (d)	12,025	198,052
iShares Gold Trust (d)	197,183	6,217,180
SPDR Gold MiniShares Trust (d)	34,841	1,149,056
		8,102,304

	Shares	Value
Commodities
Silver Funds 1.4%
abrdn Silver ETF Trust (b)(d)	19,525	$ 356,722
iShares Silver Trust (d)	203,279	3,557,382
		3,914,104
Total Commodities (Cost $13,533,149)		12,016,408
Currency 2.7%
U.S. Dollar Fund 2.7%
Invesco DB U.S. Dollar Index Bullish Fund (b)(d)	257,893	7,775,474
Total Exchange-Traded Vehicles (Cost $20,264,755)		19,791,882

Short-Term Investments 30.4%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 2.41% (e)	172,529	172,529
Unaffiliated Investment Companies 30.3%
HSBC U.S. Government Money Market Fund, 2.97% (e)(f)	34,000,000	34,000,000
Invesco Government and Agency Portfolio, 3.03% (e)(f)	42,808,991	42,808,991
State Street Institutional U.S. Government Money Market Fund, 3.00% (e)(f)	10,000,000	10,000,000
Total Unaffiliated Investment Companies (Cost $86,808,991)		86,808,991
Total Short-Term Investments (Cost $86,981,520)		86,981,520
Total Investments (Cost $401,923,598)	130.1%	372,609,934
Other Assets, Less Liabilities	(30.1)	(86,253,155)
Net Assets	100.0%	$ 286,356,779

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $85,915,946; the total market value of collateral held by the Portfolio was $88,148,606. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,339,615. The Portfolio received cash collateral with a value of $86,808,991.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for swaps contracts.
(d)	Non-income producing security.
(e)	Current yield as of September 30, 2022.
(f)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Ultra Short Duration ETF	$ 23,656	$ 12,741	$ (18,141)	$ (782)	$ 99	$ 17,573	$ 312	$ —	371
MainStay U.S. Government Liquidity Fund	1,744	23,017	(24,588)	—	—	173	2	—	173
	$25,400	$35,758	$(42,729)	$(782)	$99	$17,746	$314	$—
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Gold ETF Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	27	$ —
Morgan Stanley & Co.	abrdn Gold ETF Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	27	—
Bank of America Merrill Lynch	abrdn Silver ETF Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	18	—
Morgan Stanley & Co.	abrdn Silver ETF Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	18	—
Bank of America Merrill Lynch	Consumer Discretionary Select Sector SPDR Fund	Federal Funds Composite Interest Rate	3/2/23	Overnight	(287)	—
Morgan Stanley & Co.	Consumer Discretionary Select Sector SPDR Fund	Federal Fund Rate minus 0.15%	9/16/24	Monthly	(287)	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	138	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	138	—
Bank of America Merrill Lynch	Fidelity MSCI Real Estate Index ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	2	—
Morgan Stanley & Co.	Fidelity MSCI Real Estate Index ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	2	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	141	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	141	—
Bank of America Merrill Lynch	FlexShares Global Upstream Natural Resources Index Fund	Federal Funds Composite Interest Rate	3/2/23	Overnight	(347)	—
Morgan Stanley & Co.	FlexShares Global Upstream Natural Resources Index Fund	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(347)	—
Bank of America Merrill Lynch	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	247	—
Morgan Stanley & Co.	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	247	—
Bank of America Merrill Lynch	Graniteshares Gold Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	10	—
Morgan Stanley & Co.	Graniteshares Gold Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	10	—
Bank of America Merrill Lynch	Health Care Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	143	—
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	143	—
Bank of America Merrill Lynch	Industrial Select Sector SPDR Fund	Federal Funds Composite Interest Rate	3/2/23	Overnight	(267)	—
Morgan Stanley & Co.	Industrial Select Sector SPDR Fund	Federal Fund Rate minus 0.15%	9/16/24	Monthly	(267)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Invesco DB U.S. Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	388	$ —
Morgan Stanley & Co.	Invesco DB U.S. Dollar Index Bullish Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	388	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	519	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	519	—
Bank of America Merrill Lynch	Invesco Treasury Collateral ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	310	—
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	310	—
Bank of America Merrill Lynch	Invesco Variable Rate Preferred ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(2,175)	—
Morgan Stanley & Co.	Invesco Variable Rate Preferred ETF	Federal Fund Rate minus 18.48%	9/16/24	Monthly	(2,175)	—
Bank of America Merrill Lynch	IQ Ultra Short Duration ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	878	—
Morgan Stanley & Co.	IQ Ultra Short Duration ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	878	—
Bank of America Merrill Lynch	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,318)	—
Morgan Stanley & Co.	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Fund Rate minus 4.08%	9/16/24	Monthly	(1,318)	—
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	9	—
Morgan Stanley & Co.	iShares 20+ Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	9	—
Bank of America Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	461	—
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	461	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	10	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	10	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	412	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	412	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	229	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	229	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	228	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	228	—
Bank of America Merrill Lynch	iShares Core MSCI Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	40	—
Morgan Stanley & Co.	iShares Core MSCI Europe ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	40	—
Bank of America Merrill Lynch	iShares Core U.S. REIT ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	3	—
Morgan Stanley & Co.	iShares Core U.S. REIT ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	3	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	479	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	479	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	iShares Gold Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	311	$ —
Morgan Stanley & Co.	iShares Gold Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	311	—
Bank of America Merrill Lynch	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	50	—
Morgan Stanley & Co.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	50	—
Bank of America Merrill Lynch	iShares iBoxx High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	9	—
Morgan Stanley & Co.	iShares iBoxx High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	9	—
Bank of America Merrill Lynch	iShares J.P. Morgan USD Emerging Markets Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,759)	—
Morgan Stanley & Co.	iShares J.P. Morgan USD Emerging Markets Bond ETF	Federal Fund Rate minus 0.58%	9/16/24	Monthly	(1,759)	—
Bank of America Merrill Lynch	iShares MBS ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	34	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	34	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	19	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	19	—
Bank of America Merrill Lynch	iShares MSCI EAFE Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	40	—
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	40	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Min Vol Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	434	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets Min Vol Factor ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	434	—
Bank of America Merrill Lynch	iShares MSCI Global Min Vol Factor ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(2,119)	—
Morgan Stanley & Co.	iShares MSCI Global Min Vol Factor ETF	Federal Fund Rate minus 0.68%	9/16/24	Monthly	(2,119)	—
Bank of America Merrill Lynch	iShares MSCI Japan ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(151)	—
Morgan Stanley & Co.	iShares MSCI Japan ETF	Federal Fund Rate minus 1.13%	9/16/24	Monthly	(151)	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	125	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	125	—
Bank of America Merrill Lynch	iShares MSCI USA Quality Factor ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(102)	—
Morgan Stanley & Co.	iShares MSCI USA Quality Factor ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(102)	—
Bank of America Merrill Lynch	iShares Preferred & Income Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	254	—
Morgan Stanley & Co.	iShares Preferred & Income Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	254	—
Bank of America Merrill Lynch	iShares Russell 2000 Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	59	—
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	59	—
Bank of America Merrill Lynch	iShares Russell 2000 Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(75)	—
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	Federal Fund Rate minus 0.68%	9/16/24	Monthly	(75)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(45)	$ —
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Value ETF	Federal Fund Rate minus 2.23%	9/16/24	Monthly	(45)	—
Bank of America Merrill Lynch	iShares Short Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	275	—
Morgan Stanley & Co.	iShares Short Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	275	—
Bank of America Merrill Lynch	iShares Silver Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	178	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	178	—
Bank of America Merrill Lynch	iShares TIPS Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,369)	—
Morgan Stanley & Co.	iShares TIPS Bond ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(1,369)	—
Bank of America Merrill Lynch	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	834	—
Morgan Stanley & Co.	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	834	—
Bank of America Merrill Lynch	iShares U.S. Industrials ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(23)	—
Morgan Stanley & Co.	iShares U.S. Industrials ETF	Federal Fund Rate minus 5.93%	9/16/24	Monthly	(23)	—
Bank of America Merrill Lynch	JPMorgan BetaBuilders Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	33	—
Morgan Stanley & Co.	JPMorgan BetaBuilders Europe ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	33	—
Bank of America Merrill Lynch	JPMorgan BetaBuilders Japan ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(103)	—
Morgan Stanley & Co.	JPMorgan BetaBuilders Japan ETF	Federal Fund Rate minus 11.63%	9/16/24	Monthly	(103)	—
Bank of America Merrill Lynch	Schwab Emerging Markets Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	30	—
Morgan Stanley & Co.	Schwab Emerging Markets Equity ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	30	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	301	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	301	—
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(75)	—
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate minus 6.28%	9/16/24	Monthly	(75)	—
Bank of America Merrill Lynch	Schwab U.S. Large-Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	53	—
Morgan Stanley & Co.	Schwab U.S. Large-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	53	—
Bank of America Merrill Lynch	Schwab U.S. TIPS ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(725)	—
Morgan Stanley & Co.	Schwab U.S. TIPS ETF	Federal Fund Rate minus 0.63%	9/16/24	Monthly	(725)	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	1,003	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1,003	—
Bank of America Merrill Lynch	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	190	—
Morgan Stanley & Co.	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	190	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	1,026	$ —
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1,026	—
Bank of America Merrill Lynch	SPDR Bloomberg Emerging Markets Local Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	124	—
Morgan Stanley & Co.	SPDR Bloomberg Emerging Markets Local Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	124	—
Bank of America Merrill Lynch	SPDR Bloomberg High Yield Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	5	—
Morgan Stanley & Co.	SPDR Bloomberg High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	5	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	163	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	163	—
Bank of America Merrill Lynch	SPDR Bloomberg Short Term High Yield Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(888)	—
Morgan Stanley & Co.	SPDR Bloomberg Short Term High Yield Bond ETF	Federal Fund Rate minus 1.68%	9/16/24	Monthly	(888)	—
Bank of America Merrill Lynch	SPDR Dow Jones International Real Estate ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(98)	—
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	Federal Fund Rate minus 3.03%	9/16/24	Monthly	(98)	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	57	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	57	—
Bank of America Merrill Lynch	SPDR Portfolio Long Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	2	—
Morgan Stanley & Co.	SPDR Portfolio Long Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	2	—
Bank of America Merrill Lynch	SPDR Portfolio Mortgage-Backed Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	6	—
Morgan Stanley & Co.	SPDR Portfolio Mortgage-Backed Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	6	—
Bank of America Merrill Lynch	SPDR S&P 600 Small Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	14	—
Morgan Stanley & Co.	SPDR S&P 600 Small Cap Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	14	—
Bank of America Merrill Lynch	SPDR S&P China ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	3	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	3	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets SmallCap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	289	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets SmallCap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	289	—
Bank of America Merrill Lynch	SPDR S&P Global Natural Resources ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(170)	—
Morgan Stanley & Co.	SPDR S&P Global Natural Resources ETF	Federal Fund Rate minus 1.48%	9/16/24	Monthly	(170)	—
Bank of America Merrill Lynch	Technology Select Sector SPDR Fund	Federal Funds Composite Interest Rate	3/2/23	Overnight	(255)	—
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	Federal Fund Rate minus 0.15%	9/16/24	Monthly	(255)	—
Bank of America Merrill Lynch	VanEck J.P. Morgan EM Local Currency Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	175	—
Morgan Stanley & Co.	VanEck J.P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	175	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Vanguard Consumer Discretionary ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(83)	$ —
Morgan Stanley & Co.	Vanguard Consumer Discretionary ETF	Federal Fund Rate minus 14.83%	9/16/24	Monthly	(83)	—
Bank of America Merrill Lynch	Vanguard Emerging Markets Government Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(307)	—
Morgan Stanley & Co.	Vanguard Emerging Markets Government Bond ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(307)	—
Bank of America Merrill Lynch	Vanguard Energy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	29	—
Morgan Stanley & Co.	Vanguard Energy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	29	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	37	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	37	—
Bank of America Merrill Lynch	Vanguard FTSE All World ex-US Small-Cap ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(169)	—
Morgan Stanley & Co.	Vanguard FTSE All World ex-US Small-Cap ETF	Federal Fund Rate minus 1.23%	9/16/24	Monthly	(169)	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	253	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	253	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	248	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	248	—
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	156	—
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	156	—
Bank of America Merrill Lynch	Vanguard Global ex-U.S. Real Estate ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(740)	—
Morgan Stanley & Co.	Vanguard Global ex-U.S. Real Estate ETF	Federal Fund Rate minus 0.73%	9/16/24	Monthly	(740)	—
Bank of America Merrill Lynch	Vanguard Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	269	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	269	—
Bank of America Merrill Lynch	Vanguard Health Care ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	116	—
Morgan Stanley & Co.	Vanguard Health Care ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	116	—
Morgan Stanley & Co.	Vanguard Industrials ETF	Federal Fund Rate minus 6.18%	9/16/24	Monthly	(143)	—
Bank of America Merrill Lynch	Vanguard Information Technology ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(100)	—
Morgan Stanley & Co.	Vanguard Information Technology ETF	Federal Fund Rate minus 0.83%	9/16/24	Monthly	(100)	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	59	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	59	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	445	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	445	—
Bank of America Merrill Lynch	Vanguard Long-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	1	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Vanguard Long-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1	$ —
Bank of America Merrill Lynch	Vanguard Mega Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	41	—
Morgan Stanley & Co.	Vanguard Mega Cap Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	41	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	23	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	23	—
Bank of America Merrill Lynch	Vanguard Real Estate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	53	—
Morgan Stanley & Co.	Vanguard Real Estate ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	53	—
Bank of America Merrill Lynch	Vanguard Russell 1000 Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	27	—
Morgan Stanley & Co.	Vanguard Russell 1000 Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	27	—
Bank of America Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	1,710	—
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1,710	—
Bank of America Merrill Lynch	Vanguard Small-Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	78	—
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	78	—
Bank of America Merrill Lynch	Vanguard Small-Cap Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(144)	—
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	Federal Fund Rate minus 1.08%	9/16/24	Monthly	(144)	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	3	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	3	—
						$ —

1.	As of September 30, 2022, cash in the amount $283,495 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2022.

Abbreviation(s):
BRIC—Brazil, Russia, India and China
DB—Deutsche Bank
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MBS—Mortgage-Backed Security
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 265,836,532	$ —	$ —	$ 265,836,532
Exchange-Traded Vehicles	19,791,882	—	—	19,791,882
Short-Term Investments
Affiliated Investment Company	172,529	—	—	172,529
Unaffiliated Investment Companies	86,808,991	—	—	86,808,991
Total Short-Term Investments	86,981,520	—	—	86,981,520
Total Investments in Securities	$ 372,609,934	$ —	$ —	$ 372,609,934

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 47.6%
Asset-Backed Securities 2.9%
Automobile Asset-Backed Securities 0.9%
ACC Auto Trust
Series 2022-A, Class A
4.58%, due 7/15/26 (a)	$ 514,952	$ 506,514
ACM Auto Trust
Series 2022-1A, Class A
3.23%, due 4/20/29 (a)	355,219	354,054
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	448,591	438,186
Carvana Auto Receivables Trust
Series 2021-P4, Class A2
0.82%, due 4/10/25	456,302	451,187
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	674,000	632,891
Series 2019-1A, Class E
5.20%, due 1/15/26 (a)	485,000	482,180
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class B
0.87%, due 1/15/26 (a)	424,000	414,354
JPMorgan Chase Bank NA (a)
Series 2021-1, Class B
0.875%, due 9/25/28	227,361	219,629
Series 2021-2, Class B
0.889%, due 12/26/28	507,527	488,292
LAD Auto Receivables Trust (a)
Series 2021-1A, Class A
1.30%, due 8/17/26	449,752	433,525
Series 2022-1A, Class A
5.21%, due 6/15/27	1,394,207	1,376,452
Lendbuzz Securitization Trust
Series 2022-1A, Class A
4.22%, due 5/17/27 (a)	1,121,116	1,091,997
Santander Bank Auto Credit-Linked Notes (a)
Series 2022-A, Class B
5.281%, due 5/15/32	945,010	927,307
Series 2022-B, Class A2
5.587%, due 8/16/32	356,000	356,392
Santander Bank NA-SBCLN
Series 2021-1A, Class B
1.833%, due 12/15/31 (a)	245,554	236,728
Santander Drive Auto Receivables Trust
Series 2020-3, Class D
1.64%, due 11/16/26	1,630,000	1,577,543
Tesla Auto Lease Trust (a)
Series 2021-B, Class A3
0.60%, due 9/22/25	503,000	471,531

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Tesla Auto Lease Trust (a)
Series 2021-B, Class B
0.91%, due 9/22/25	$ 258,000	$ 239,061
Tricolor Auto Securitization Trust
Series 2022-1A, Class A
3.30%, due 2/18/25 (a)	158,748	156,662
Westlake Automobile Receivables Trust
Series 2020-1A, Class D
2.80%, due 6/16/25 (a)	741,000	727,369
		11,581,854
Credit Card Asset-Backed Security 0.1%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A
1.54%, due 3/20/26 (a)	842,000	799,900
Other Asset-Backed Securities 1.9%
Affirm Asset Securitization Trust
Series 2021-B, Class A
1.03%, due 8/17/26 (a)	721,000	680,090
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	348,186	315,266
ARES LX CLO Ltd.
Series 2021-60A, Class A
3.86% (3 Month LIBOR + 1.12%), due 7/18/34 (a)(b)	322,000	306,826
CBAM Ltd. (a)(b)
Series 2019-11RA, Class A1
3.89% (3 Month LIBOR + 1.18%), due 1/20/35	1,569,000	1,504,550
Series 2019-11RA, Class B
4.46% (3 Month LIBOR + 1.75%), due 1/20/35	400,456	374,514
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	974,150	838,031
Series 2021-1A, Class B1
1.98%, due 3/15/61	368,441	309,809
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,287,000	1,243,350
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,968,000	2,812,480
CIFC Funding Ltd. (a)(b)
Series 2018-3A, Class A
3.84% (3 Month LIBOR + 1.10%), due 7/18/31	603,000	586,547
Series 2021-7A, Class A1
3.913% (3 Month LIBOR + 1.13%), due 1/23/35	483,000	461,895
Series 2021-7A, Class B
4.383% (3 Month LIBOR + 1.60%), due 1/23/35	323,837	301,300

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Conn's Receivables Funding LLC
Series 2021-A, Class A
1.05%, due 5/15/26 (a)	$ 157,315	$ 156,607
Consumer Loan Underlying Bond CLUB Credit Trust
Series 2019-P2, Class C
4.41%, due 10/15/26 (a)	381,441	379,184
CP EF Asset Securitization I LLC
Series 2022-1A, Class A
5.96%, due 4/15/30 (a)	575,697	568,877
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	846,320
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, due 7/25/48 (a)	891,275	838,879
Elmwood CLO II Ltd.
Series 2019-2A, Class AR
3.86% (3 Month LIBOR + 1.15%), due 4/20/34 (a)(b)	485,000	468,034
HPS Loan Management Ltd.
Series 2021-16A, Class B
4.483% (3 Month LIBOR + 1.70%), due 1/23/35 (a)(b)	310,367	288,299
Libra Solutions LLC (a)
Series 2022-1A, Class A
4.75%, due 5/15/34	434,572	426,861
Series 2022-2A, Class A
7.017%, due 10/15/34	419,000	418,693
Logan CLO II Ltd.
Series 2021-2A, Class A
3.86% (3 Month LIBOR + 1.15%), due 1/20/35 (a)(b)	761,109	726,733
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	639,053	558,516
Series 2020-PLS1, Class A
3.844%, due 12/25/25	258,840	236,524
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	811,208	713,715
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR
3.86% (3 Month LIBOR + 1.15%), due 10/20/34 (a)(b)	454,000	433,218
Pagaya AI Debt Trust
Series 2022-1, Class A
2.03%, due 10/15/29 (a)	602,238	577,995
Regatta XXIII Funding Ltd.
Series 2021-4A, Class B
4.41% (3 Month LIBOR + 1.70%), due 1/20/35 (a)(b)	343,955	313,708

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Sound Point CLO XXII Ltd.
Series 2019-1A, Class AR
3.79% (3 Month LIBOR + 1.08%), due 1/20/32 (a)(b)	$ 1,556,000	$ 1,498,361
Theorem Funding Trust
Series 2021-1A, Class A
1.21%, due 12/15/27 (a)	232,365	226,547
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR
3.87% (3 Month LIBOR + 1.16%), due 7/20/34 (a)(b)	448,000	428,439
Upstart Securitization Trust (a)
Series 2021-4, Class A
0.84%, due 9/20/31	425,582	408,069
Series 2021-5, Class A
1.31%, due 11/20/31	281,994	272,595
Series 2022-1, Class A
3.12%, due 3/20/32	1,160,067	1,117,804
Series 2022-2, Class A
4.37%, due 5/20/32	1,715,983	1,676,659
Vantage Data Centers LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,091,000	958,584
Series 2020-2A, Class A2
1.992%, due 9/15/45	705,000	587,273
VCAT LLC
Series 2021-NPL1, Class A1
2.289%, due 12/26/50 (a)(c)	197,644	189,236
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	324,920	306,736
		25,357,124
Total Asset-Backed Securities (Cost $39,803,154)		37,738,878
Corporate Bonds 9.6%
Aerospace & Defense 0.0% ‡
General Dynamics Corp.
3.50%, due 4/1/27	456,000	430,943
Banks 4.1%
Bank of America Corp. (d)
2.087%, due 6/14/29	1,528,000	1,241,706
2.592%, due 4/29/31	2,823,000	2,238,811
3.705%, due 4/24/28	509,000	463,159
3.97%, due 3/5/29	670,000	606,147
4.376%, due 4/27/28	1,835,000	1,719,460
4.571%, due 4/27/33	1,900,000	1,701,804

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp. (d)
Series U
5.20%, due 6/1/23 (e)	$ 443,000	$ 425,280
Series X
6.25%, due 9/5/24 (e)	1,172,000	1,132,445
Bank of Montreal
3.088% (5 Year Treasury Constant Maturity Rate + 1.40%), due 1/10/37 (b)	3,042,000	2,268,424
BNP Paribas SA (a)(d)
2.591%, due 1/20/28	728,000	621,695
3.132%, due 1/20/33	622,000	471,840
Citigroup, Inc. (d)
3.887%, due 1/10/28	2,060,000	1,896,050
4.412%, due 3/31/31	1,375,000	1,233,552
Series D
5.35%, due 5/15/23 (e)	537,000	508,808
Series P
5.95%, due 5/15/25 (e)	584,000	528,548
Series M
6.30%, due 5/15/24 (e)	123,000	114,548
Commonwealth Bank of Australia
3.784%, due 3/14/32 (a)	1,307,000	1,041,602
First Republic Bank
4.625%, due 2/13/47	391,000	313,312
Goldman Sachs Group, Inc. (The)
3.102%, due 2/24/33 (d)	899,000	714,035
3.50%, due 4/1/25	2,399,000	2,291,532
JPMorgan Chase & Co. (d)
2.083%, due 4/22/26	570,000	519,321
2.956%, due 5/13/31	1,316,000	1,042,398
2.963%, due 1/25/33	2,061,000	1,620,120
3.96%, due 1/29/27	1,446,000	1,364,421
4.08%, due 4/26/26	1,231,000	1,185,222
4.565%, due 6/14/30	1,056,000	973,135
4.586%, due 4/26/33	503,000	452,606
Series HH
4.60%, due 2/1/25 (e)	466,000	405,933
Series FF
5.00%, due 8/1/24 (e)	441,000	397,672
5.717%, due 9/14/33	2,323,000	2,196,732
Mitsubishi UFJ Financial Group, Inc. (b)
4.788% (1 Year Treasury Constant Maturity Rate + 1.70%), due 7/18/25	931,000	918,773
5.017% (1 Year Treasury Constant Maturity Rate + 1.95%), due 7/20/28	2,172,000	2,084,504
5.133% (1 Year Treasury Constant Maturity Rate + 2.125%), due 7/20/33	793,000	740,917
5.354% (1 Year Treasury Constant Maturity Rate + 1.90%), due 9/13/28	1,136,000	1,107,661
5.472% (1 Year Treasury Constant Maturity Rate + 2.125%), due 9/13/33	829,000	797,492
Morgan Stanley
1.593%, due 5/4/27 (d)	685,000	591,899
1.794%, due 2/13/32 (d)	1,226,000	895,987

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley
2.188%, due 4/28/26 (d)	$ 1,231,000	$ 1,129,168
2.239%, due 7/21/32 (d)	1,900,000	1,427,313
2.484%, due 9/16/36 (d)	2,223,000	1,593,065
2.943%, due 1/21/33 (d)	2,235,000	1,766,909
4.35%, due 9/8/26	898,000	855,277
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	1,708,000	1,314,134
Nordea Bank Abp
5.375%, due 9/22/27 (a)	1,807,000	1,761,161
SVB Financial Group (b)(e)
4.10% (10 Year Treasury Constant Maturity Rate + 3.064%), due 2/15/31 (f)	1,382,000	942,411
Series D
4.25% (5 Year Treasury Constant Maturity Rate + 3.074%), due 11/15/26	2,415,000	1,777,736
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (b)	1,471,000	1,105,585
Westpac Banking Corp.
2.668% (5 Year Treasury Constant Maturity Rate + 1.75%), due 11/15/35 (b)	1,218,000	895,988
		53,396,298
Beverages 0.1%
Diageo Capital plc
1.375%, due 9/29/25	461,000	417,984
2.00%, due 4/29/30	713,000	571,331
2.125%, due 4/29/32	572,000	442,672
		1,431,987
Biotechnology 0.2%
CSL Finance plc (a)
3.85%, due 4/27/27	364,000	344,495
4.05%, due 4/27/29	753,000	693,565
4.25%, due 4/27/32	437,000	398,947
Royalty Pharma plc
3.55%, due 9/2/50	899,000	560,246
		1,997,253
Building Materials 0.0% ‡
Standard Industries, Inc.
4.375%, due 7/15/30 (a)	336,000	257,040
Chemicals 0.2%
Axalta Coating Systems LLC
3.375%, due 2/15/29 (a)(f)	1,696,000	1,329,579
Element Solutions, Inc.
3.875%, due 9/1/28 (a)	1,338,000	1,077,358
		2,406,937

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.4%
CoStar Group, Inc.
2.80%, due 7/15/30 (a)	$ 711,000	$ 561,222
Global Payments, Inc.
2.15%, due 1/15/27	651,000	557,056
2.90%, due 11/15/31	977,000	746,985
4.80%, due 4/1/26	629,000	607,281
5.30%, due 8/15/29	1,189,000	1,118,189
5.40%, due 8/15/32	539,000	500,176
GXO Logistics, Inc.
1.65%, due 7/15/26	885,000	723,125
2.65%, due 7/15/31	135,000	95,582
		4,909,616
Cosmetics & Personal Care 0.1%
GSK Consumer Healthcare Capital US LLC (a)
3.375%, due 3/24/27	753,000	682,897
3.375%, due 3/24/29	480,000	418,343
		1,101,240
Diversified Financial Services 0.6%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	757,000	607,088
4.625%, due 10/15/27	1,147,000	1,029,964
Air Lease Corp.
1.875%, due 8/15/26	1,020,000	864,429
3.00%, due 2/1/30	515,000	407,836
American Express Co.
4.989%, due 5/26/33 (d)	1,618,000	1,502,737
Charles Schwab Corp. (The) (b)(e)
Series H
4.00% (10 Year Treasury Constant Maturity Rate + 3.079%), due 12/1/30	661,000	485,560
Series G
5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25	510,000	495,975
Rocket Mortgage LLC (a)
2.875%, due 10/15/26	1,120,000	918,400
3.625%, due 3/1/29	708,000	544,912
3.875%, due 3/1/31	729,000	528,419
4.00%, due 10/15/33	850,000	584,387
		7,969,707
Electric 0.4%
Algonquin Power & Utilities Corp.
4.75% (5 Year Treasury Constant Maturity Rate + 3.249%), due 1/18/82 (b)(f)	1,338,000	1,092,838
Duke Energy Corp.
4.30%, due 3/15/28	920,000	866,013
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	768,911
NRG Energy, Inc.
3.375%, due 2/15/29 (a)	1,057,000	855,790

	Principal Amount	Value
Corporate Bonds
Electric
NRG Energy, Inc.
3.625%, due 2/15/31 (a)	$ 1,195,000	$ 932,100
6.625%, due 1/15/27	332,000	325,116
		4,840,768
Electronics 0.1%
Trimble, Inc.
4.75%, due 12/1/24 (f)	1,238,000	1,224,486
4.90%, due 6/15/28	672,000	639,090
		1,863,576
Food 0.2%
JBS USA LUX SA (a)
3.00%, due 5/15/32	795,000	587,108
3.625%, due 1/15/32	551,000	430,469
4.375%, due 2/2/52	1,209,000	810,344
5.50%, due 1/15/30	1,130,000	1,043,837
Mondelez International, Inc.
2.75%, due 4/13/30	80,000	66,633
		2,938,391
Food Service 0.1%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	1,470,000	1,440,600
Healthcare-Services 0.7%
Centene Corp.
2.45%, due 7/15/28	1,025,000	834,575
3.00%, due 10/15/30	1,079,000	854,503
4.25%, due 12/15/27	3,132,000	2,864,840
HCA, Inc.
5.375%, due 9/1/26	220,000	213,137
5.50%, due 6/15/47	226,000	190,924
5.625%, due 9/1/28	310,000	295,405
5.875%, due 2/15/26	286,000	282,141
5.875%, due 2/1/29	459,000	446,325
Molina Healthcare, Inc.
4.375%, due 6/15/28 (a)(f)	2,834,000	2,557,685
		8,539,535
Insurance 0.5%
Athene Global Funding (a)
1.716%, due 1/7/25	599,000	547,540
1.73%, due 10/2/26	1,988,000	1,686,544
2.646%, due 10/4/31	1,875,000	1,410,498
2.717%, due 1/7/29	1,235,000	999,322
Brown & Brown, Inc.
4.20%, due 3/17/32	369,000	315,466

	Principal Amount	Value
Corporate Bonds
Insurance
Brown & Brown, Inc.
4.95%, due 3/17/52	$ 1,071,000	$ 868,145
Prudential Financial, Inc.
3.70% (5 Year Treasury Constant Maturity Rate + 3.035%), due 10/1/50 (b)	1,486,000	1,173,643
		7,001,158
Internet 0.2%
Amazon.com, Inc.
3.00%, due 4/13/25 (f)	1,320,000	1,274,480
3.95%, due 4/13/52	624,000	511,815
4.10%, due 4/13/62	1,012,000	806,877
		2,593,172
Investment Companies 0.2%
Ares Capital Corp.
2.875%, due 6/15/27	970,000	810,331
OWL Rock Core Income Corp.
4.70%, due 2/8/27	163,000	142,768
7.75%, due 9/16/27 (a)	973,000	958,224
		1,911,323
Iron & Steel 0.0% ‡
Reliance Steel & Aluminum Co.
4.50%, due 4/15/23 (f)	469,000	467,970
Media 0.1%
Charter Communications Operating LLC
6.484%, due 10/23/45	256,000	225,430
Comcast Corp.
3.75%, due 4/1/40	365,000	286,931
Fox Corp.
4.03%, due 1/25/24	429,000	423,695
		936,056
Oil & Gas 0.2%
EQT Corp.
5.678%, due 10/1/25	1,066,000	1,059,439
5.70%, due 4/1/28	459,000	449,981
Southwestern Energy Co.
4.75%, due 2/1/32	716,000	600,079
		2,109,499
Pharmaceuticals 0.0% ‡
CVS Health Corp.
5.05%, due 3/25/48	617,000	543,369

	Principal Amount	Value
Corporate Bonds
Pipelines 0.1%
Energy Transfer LP
4.95%, due 6/15/28	$ 116,000	$ 108,041
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	992,000	868,630
		976,671
Real Estate Investment Trusts 0.3%
Agree LP
2.00%, due 6/15/28 (f)	684,000	551,234
2.60%, due 6/15/33	513,000	373,792
2.90%, due 10/1/30	473,000	377,896
Equinix, Inc.
2.15%, due 7/15/30	623,000	477,630
GLP Capital LP
5.25%, due 6/1/25	361,000	348,935
5.30%, due 1/15/29	86,000	78,385
5.375%, due 4/15/26	381,000	364,430
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,129,000	809,922
Sun Communities Operating LP
2.70%, due 7/15/31	1,283,000	969,674
		4,351,898
Retail 0.0% ‡
Dollar General Corp.
4.125%, due 4/3/50	762,000	593,276
Semiconductors 0.4%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	649,713
Broadcom, Inc.
4.30%, due 11/15/32	719,000	603,697
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	692,682
4.875%, due 6/22/28 (f)	883,000	827,591
Microchip Technology, Inc.
2.67%, due 9/1/23	1,514,000	1,475,454
TSMC Arizona Corp.
3.875%, due 4/22/27	916,000	873,000
		5,122,137
Software 0.3%
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,351,855
3.875%, due 2/15/31	1,122,000	944,684
4.00%, due 11/15/29	104,000	89,825

	Principal Amount	Value
Corporate Bonds
Software
Workday, Inc.
3.50%, due 4/1/27	$ 483,000	$ 446,771
3.80%, due 4/1/32	789,000	684,838
		3,517,973
Telecommunications 0.0% ‡
AT&T, Inc.
3.65%, due 9/15/59	105,000	68,029
3.80%, due 12/1/57	642,000	433,700
		501,729
Toys, Games & Hobbies 0.1%
Hasbro, Inc.
3.90%, due 11/19/29	1,490,000	1,303,179
5.10%, due 5/15/44	213,000	172,800
6.35%, due 3/15/40	420,000	401,058
		1,877,037
Total Corporate Bonds (Cost $148,364,385)		126,027,159
Mortgage-Backed Securities 9.7%
Agency (Collateralized Mortgage Obligations) 4.5%
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	579,758	527,490
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	803,409	734,954
GNMA II, Single Family, 30 Year (g)
2.50%, due 10/15/52 TBA	8,640,010	7,422,815
3.50%, due 10/15/52 TBA	3,490,939	3,174,982
UMBS, Single Family, 15 Year (g)
2.00%, due 10/25/37 TBA	2,603,869	2,294,354
2.50%, due 10/25/37 TBA	1,116,310	1,010,173
3.00%, due 10/25/37 TBA	404,515	375,504
UMBS, Single Family, 30 Year (g)
3.00%, due 10/25/52 TBA	9,344,462	8,131,507
3.50%, due 10/25/52 TBA	14,695,164	13,224,499
4.00%, due 10/25/52 TBA	7,374,600	6,842,534
4.50%, due 10/25/52 TBA	5,900,743	5,620,919
5.00%, due 10/25/52 TBA	9,667,948	9,417,235
		58,776,966
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
3.585% (1 Month LIBOR + 0.88%), due 9/15/34 (a)(b)	699,152	680,690

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BBCMS Mortgage Trust
Series 2017-DELC, Class A
3.793% (1 Month LIBOR + 0.975%), due 8/15/36 (a)(b)	$ 495,000	$ 483,796
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	809,613
BPR Trust
Series 2022-OANA, Class A
4.743% (1 Month SOFR + 1.898%), due 4/15/37 (a)(b)	1,896,000	1,867,582
BX Commercial Mortgage Trust (a)(b)
Series 2021-VINO, Class A
3.47% (1 Month LIBOR + 0.652%), due 5/15/38	1,119,000	1,070,279
Series 2019-XL, Class A
3.738% (1 Month LIBOR + 0.92%), due 10/15/36	1,337,104	1,316,929
Series 2020-VKNG, Class A
3.748% (1 Month LIBOR + 0.93%), due 10/15/37	228,726	222,129
Series 2021-VOLT, Class B
3.768% (1 Month LIBOR + 0.95%), due 9/15/36	937,000	878,331
Series 2019-XL, Class B
3.898% (1 Month LIBOR + 1.08%), due 10/15/36	411,400	401,058
Series 2021-VOLT, Class D
4.468% (1 Month LIBOR + 1.65%), due 9/15/36	984,000	913,458
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	235,228
Series 2021-LBA, Class AV
3.618% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,122,000	1,069,000
Series 2021-LBA, Class AJV
3.618% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,118,000	1,065,189
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	468,141
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	355,585
Cold Storage Trust (a)(b)
Series 2020-ICE5, Class A
3.718% (1 Month LIBOR + 0.90%), due 11/15/37	1,480,384	1,441,980
Series 2020-ICE5, Class B
4.118% (1 Month LIBOR + 1.30%), due 11/15/37	657,621	636,961
Series 2020-ICE5, Class C
4.468% (1 Month LIBOR + 1.65%), due 11/15/37	660,570	638,158
Credit Suisse Mortgage Capital Certificates (a)(b)
Series 2019-ICE4, Class A
3.798% (1 Month LIBOR + 0.98%), due 5/15/36	1,559,000	1,537,553
Series 2019-ICE4, Class C
4.248% (1 Month LIBOR + 1.43%), due 5/15/36	333,000	324,086

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CSMC Trust
Series 2021-WEHO, Class A
6.787% (1 Month LIBOR + 3.969%), due 4/15/23 (a)(b)	$ 741,847	$ 712,267
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class A
3.898% (1 Month LIBOR + 1.08%), due 7/15/38	536,697	519,833
Series 2021-ESH, Class B
4.198% (1 Month LIBOR + 1.38%), due 7/15/38	345,871	332,871
Great Wolf Trust (a)(b)
Series 2019-WOLF, Class A
3.852% (1 Month LIBOR + 1.034%), due 12/15/36	695,000	672,286
Series 2019-WOLF, Class B
4.152% (1 Month LIBOR + 1.334%), due 12/15/36	303,000	289,290
Series 2019-WOLF, Class C
4.451% (1 Month LIBOR + 1.633%), due 12/15/36	337,000	321,328
Life Mortgage Trust (a)(b)
Series 2021-BMR, Class A
3.518% (1 Month LIBOR + 0.70%), due 3/15/38	1,569,803	1,508,817
Series 2021-BMR, Class C
3.918% (1 Month LIBOR + 1.10%), due 3/15/38	908,264	865,009
Series 2022-BMR2, Class A1
4.141% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,195,567
Series 2022-BMR2, Class B
4.639% (1 Month SOFR + 1.794%), due 5/15/39	357,000	346,277
Med Trust (a)(b)
Series 2021-MDLN, Class C
4.618% (1 Month LIBOR + 1.80%), due 11/15/38	280,000	266,672
Series 2021-MDLN, Class D
4.818% (1 Month LIBOR + 2.00%), due 11/15/38	284,000	268,704
Series 2021-MDLN, Class E
5.968% (1 Month LIBOR + 3.15%), due 11/15/38	1,262,000	1,188,006
Series 2021-MDLN, Class F
6.818% (1 Month LIBOR + 4.00%), due 11/15/38	794,000	730,551
MHC Commercial Mortgage Trust (a)(b)
Series 2021-MHC, Class A
3.619% (1 Month LIBOR + 0.801%), due 4/15/38	1,662,744	1,600,312
Series 2021-MHC, Class C
4.169% (1 Month LIBOR + 1.351%), due 4/15/38	938,912	891,882
SREIT Trust
Series 2021-MFP, Class A
3.549% (1 Month LIBOR + 0.731%), due 11/15/38 (a)(b)	136,000	129,742
TPI Re-REMIC Trust (a)
Series 2022-FRR1, Class AK33
(zero coupon), due 7/25/46	480,000	457,255
Series 2022-FRR1, Class AK34
(zero coupon), due 7/25/46	395,000	376,283
Series 2022-FRR1, Class AK35
(zero coupon), due 8/25/46	536,000	507,596

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
VASA Trust
Series 2021-VASA, Class A
3.718% (1 Month LIBOR + 0.90%), due 7/15/39 (a)(b)	$ 525,000	$ 499,767
VMC Finance LLC
Series 2021-HT1, Class A
4.643% (1 Month LIBOR + 1.65%), due 1/18/37 (a)(b)	595,954	573,655
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
3.968% (1 Month LIBOR + 1.15%), due 2/15/40 (a)(b)	497,235	473,556
		31,143,272
Whole Loan (Collateralized Mortgage Obligations) 2.9%
Angel Oak Mortgage Trust (a)(h)
Series 2020-3, Class A2
2.41%, due 4/25/65	212,659	195,515
Series 2019-5, Class A1
2.593%, due 10/25/49	107,262	102,810
Series 2019-6, Class A1
2.62%, due 11/25/59	94,829	92,104
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (h)	1,869,687	1,542,419
Series 2021-5, Class AF
3.033% (SOFR 30A + 0.85%), due 11/25/51 (b)	943,523	875,778
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
3.481% (SOFR 30A + 1.20%), due 2/25/50 (a)(b)	956,906	908,548
CIM Trust
Series 2021-NR1, Class A1
2.569%, due 7/25/55 (a)(c)	568,329	537,591
COLT Mortgage Loan Trust (a)(h)
Series 2020-3, Class A1
1.506%, due 4/27/65	77,189	72,942
Series 2020-2, Class A1
1.853%, due 3/25/65	25,415	24,899
Connecticut Avenue Securities Trust (a)(b)
Series 2021-R03, Class 1M2
3.931% (SOFR 30A + 1.65%), due 12/25/41	612,000	557,366
Series 2022-R05, Class 2M1
4.181% (SOFR 30A + 1.90%), due 4/25/42	672,109	660,556
Series 2022-R04, Class 1M1
4.281% (SOFR 30A + 2.00%), due 3/25/42	597,695	590,773
Series 2022-R03, Class 1M1
4.381% (SOFR 30A + 2.10%), due 3/25/42	1,389,153	1,372,723
Series 2022-R09, Class 2M1
4.781% (SOFR 30A + 2.50%), due 9/25/42	1,352,000	1,351,866
Series 2022-R08, Class 1M1
4.855% (SOFR 30A + 2.55%), due 7/25/42	357,308	355,528

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2022-R06, Class 1M1
5.031% (SOFR 30A + 2.75%), due 5/25/42	$ 445,990	$ 445,571
Series 2019-R07, Class 1M2
5.184% (1 Month LIBOR + 2.10%), due 10/25/39	85,554	85,086
Series 2019-R03, Class 1M2
5.234% (1 Month LIBOR + 2.15%), due 9/25/31	82,705	82,469
Series 2022-R02, Class 2M2
5.281% (SOFR 30A + 3.00%), due 1/25/42	706,000	644,570
Series 2022-R05, Class 2M2
5.281% (SOFR 30A + 3.00%), due 4/25/42	521,000	480,623
Series 2019-R02, Class 1M2
5.384% (1 Month LIBOR + 2.30%), due 8/25/31	31,691	31,611
Series 2018-R07, Class 1M2
5.484% (1 Month LIBOR + 2.40%), due 4/25/31	114,927	114,505
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA7, Class M1
3.131% (SOFR 30A + 0.85%), due 11/25/41	816,000	794,753
Series 2021-HQA4, Class M1
3.231% (SOFR 30A + 0.95%), due 12/25/41	1,374,902	1,309,596
Series 2022-DNA2, Class M1A
3.581% (SOFR 30A + 1.30%), due 2/25/42	314,097	308,530
Series 2022-DNA3, Class M1A
4.281% (SOFR 30A + 2.00%), due 4/25/42	289,656	286,765
Series 2020-DNA6, Class M2
4.281% (SOFR 30A + 2.00%), due 12/25/50	943,941	928,009
Series 2022-HQA1, Class M1A
4.381% (SOFR 30A + 2.10%), due 3/25/42	610,231	606,450
Series 2022-DNA6, Class M1A
4.435% (SOFR 30A + 2.15%), due 9/25/42	240,295	238,868
Series 2021-HQA1, Class M2
4.531% (SOFR 30A + 2.25%), due 8/25/33	1,395,000	1,278,245
Series 2022-HQA3, Class M1A
4.581% (SOFR 30A + 2.30%), due 8/25/42	398,770	394,367
Series 2022-DNA5, Class M1A
5.231% (SOFR 30A + 2.95%), due 6/25/42	898,980	899,477
Series 2020-HQA2, Class M2
6.184% (1 Month LIBOR + 3.10%), due 3/25/50	292,943	292,788
Series 2020-HQA4, Class M2
6.234% (1 Month LIBOR + 3.15%), due 9/25/50	24,162	24,192
FHLMC STACR Trust
Series 2019-DNA4, Class M2
5.034% (1 Month LIBOR + 1.95%), due 10/25/49 (a)(b)	26,472	26,320
FHLMC Structured Agency Credit Risk Debt Notes (a)(b)
Series 2021-DNA2, Class M2
4.581% (SOFR 30A + 2.30%), due 8/25/33	372,000	360,387
Series 2020-HQA5, Class M2
4.881% (SOFR 30A + 2.60%), due 11/25/50	1,062,297	1,050,348

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC Structured Agency Credit Risk Debt Notes (a)(b)
Series 2022-HQA2, Class M1A
4.931% (SOFR 30A + 2.65%), due 7/25/42	$ 448,415	$ 446,254
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(h)	1,380,632	1,138,967
FNMA (b)
Series 2021-R02, Class 2M2
4.281% (SOFR 30A + 2.00%), due 11/25/41 (a)	1,891,000	1,690,524
Series 2015-C01, Class 1M2
7.384% (1 Month LIBOR + 4.30%), due 2/25/25	276,900	282,570
Series 2014-C04, Class 1M2
7.984% (1 Month LIBOR + 4.90%), due 11/25/24	45,550	47,073
Series 2015-C03, Class 1M2
8.084% (1 Month LIBOR + 5.00%), due 7/25/25	225,510	229,994
Series 2015-C04, Class 1M2
8.784% (1 Month LIBOR + 5.70%), due 4/25/28	236,868	245,247
GCAT Trust
Series 2022-INV1, Class A1
3.00%, due 12/25/51 (a)(h)	2,483,283	2,048,612
Mello Mortgage Capital Acceptance (a)
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (h)	422,800	335,746
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (h)	1,674,029	1,381,009
Series 2021-INV2, Class A11
3.231% (SOFR 30A + 0.95%), due 8/25/51 (b)	667,621	622,570
Series 2021-INV3, Class A11
3.231% (SOFR 30A + 0.95%), due 10/25/51 (b)	834,344	778,037
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1
4.50%, due 2/25/58 (a)(h)	153,531	146,675
OBX Trust (a)(h)
Series 2021-INV3, Class A3
2.50%, due 10/25/51	409,855	325,467
Series 2022-INV1, Class A1
3.00%, due 12/25/51	1,884,949	1,552,506
Series 2022-INV1, Class A18
3.00%, due 12/25/51	799,475	644,483
Oceanview Mortgage Trust
Series 2022-1, Class A1
3.00%, due 12/25/51 (a)(h)	1,010,847	833,909
PRPM LLC (a)(c)
Series 2021-9, Class A1
2.363%, due 10/25/26	857,050	791,343
Series 2021-10, Class A1
2.487%, due 10/25/26	972,607	877,866

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
PRPM LLC (a)(c)
Series 2020-4, Class A1
2.951%, due 10/25/25	$ 588,809	$ 565,604
Series 2022-2, Class A1
5.00%, due 3/25/27	1,482,052	1,407,349
RCKT Mortgage Trust
Series 2021-3, Class A21
2.983% (SOFR 30A + 0.80%), due 7/25/51 (a)(b)	601,362	556,639
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	182,357	154,703
Series 2020-2, Class A19
3.50%, due 3/25/50 (h)	63,633	54,925
Spruce Hill Mortgage Loan Trust (a)(h)
Series 2020-SH1, Class A1
2.521%, due 1/28/50	10,591	10,476
Series 2020-SH1, Class A2
2.624%, due 1/28/50	55,993	55,361
UWM Mortgage Trust (a)
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (h)	326,511	259,283
Series 2021-INV1, Class A9
3.083% (SOFR 30A + 0.90%), due 8/25/51 (b)	800,518	744,525
		38,152,665
Total Mortgage-Backed Securities (Cost $135,318,290)		128,072,903
U.S. Government & Federal Agencies 25.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.1%
FHLMC Gold Pools, Other
3.00%, due 6/1/43	10,263	8,867
3.50%, due 7/1/42	24,512	22,586
3.50%, due 8/1/42	27,775	25,595
3.50%, due 8/1/42	24,638	22,723
3.50%, due 2/1/43	130,166	119,981
3.50%, due 2/1/44	181,907	167,490
3.50%, due 1/1/47	51,144	47,172
4.50%, due 5/1/44	341,591	332,338
4.50%, due 3/1/50	505,508	475,896
UMBS, 15 Year
2.50%, due 12/1/33	882,316	818,652
2.50%, due 11/1/34	165,093	150,203
2.50%, due 11/1/34	217,275	197,600
3.00%, due 5/1/31	752,670	712,633
3.00%, due 9/1/32	165,613	154,336
3.00%, due 10/1/32	60,302	56,185
3.00%, due 1/1/33	103,165	96,141

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 15 Year
3.00%, due 10/1/34	$ 100,656	$ 93,722
3.00%, due 10/1/34	214,537	199,739
UMBS, 30 Year
2.50%, due 1/1/50	45,664	38,646
2.50%, due 8/1/50	70,624	60,370
2.50%, due 8/1/50	26,422	22,586
2.50%, due 9/1/50	132,448	113,218
2.50%, due 6/1/51	1,275,303	1,079,256
2.50%, due 11/1/51	941,630	796,867
2.50%, due 1/1/52	159,187	135,483
2.50%, due 1/1/52	264,228	225,338
2.50%, due 2/1/52	374,235	316,000
2.50%, due 3/1/52	57,940	48,942
3.00%, due 1/1/45	106,731	95,145
3.00%, due 10/1/46	574,776	510,733
3.00%, due 4/1/47	13,829	12,213
3.00%, due 8/1/49	140,650	123,795
3.00%, due 8/1/49	56,483	49,588
3.00%, due 10/1/49	93,524	82,087
3.00%, due 11/1/49	93,428	82,017
3.00%, due 11/1/49	259,570	227,897
3.00%, due 12/1/49	62,128	54,564
3.00%, due 12/1/49	147,198	129,229
3.00%, due 12/1/49	135,826	119,259
3.00%, due 3/1/50	48,952	42,966
3.00%, due 2/1/52	216,905	190,871
3.00%, due 2/1/52	163,202	143,893
3.00%, due 3/1/52	228,545	201,290
3.50%, due 12/1/44	364,101	334,414
3.50%, due 7/1/46	101,304	93,043
3.50%, due 9/1/47	220,439	201,375
3.50%, due 12/1/47	739,514	676,442
3.50%, due 2/1/48	162,382	148,326
3.50%, due 3/1/50	3,083	2,800
3.50%, due 4/1/52	81,290	74,308
3.50%, due 4/1/52	70,098	63,622
3.50%, due 4/1/52	254,159	231,702
3.50%, due 4/1/52	236,388	214,132
3.50%, due 6/1/52	1,056,914	958,945
3.50%, due 7/1/52	3,874,524	3,512,996
4.00%, due 3/1/47	27,357	25,963
4.00%, due 3/1/48	128,936	121,807
4.00%, due 4/1/48	1,980	1,870
4.00%, due 4/1/48	176,933	167,424
4.00%, due 5/1/48	377,260	356,434
4.00%, due 12/1/48	421,791	396,380
4.00%, due 6/1/50	671,703	634,743

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 10/1/50	$ 119,367	$ 112,135
4.00%, due 7/1/52	356,786	331,713
4.00%, due 8/1/52	407,342	378,456
4.50%, due 3/1/48	129,220	124,571
4.50%, due 12/1/48	176,288	173,358
4.50%, due 9/1/50 (j)	1,241,954	1,202,048
4.50%, due 3/1/52	18,049	17,242
4.50%, due 8/1/52	886,784	847,182
4.50%, due 8/1/52	4,134,967	3,950,305
4.50%, due 8/1/52	1,741,490	1,663,718
5.00%, due 9/1/48	8,553	8,359
5.00%, due 8/1/52	923,115	912,972
5.50%, due 9/1/52	595,368	600,246
6.00%, due 4/1/40	387,104	407,196
		27,550,339
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.3%
FNMA, Other
3.00%, due 2/1/43	14,282	12,678
3.00%, due 5/1/43	73,789	65,431
3.00%, due 2/1/57	853,583	745,969
3.00%, due 6/1/57	13,603	11,888
3.50%, due 8/1/56	1,011,813	918,890
4.50%, due 6/1/45	123,703	120,326
4.50%, due 7/1/50	1,068,508	1,005,921
5.00%, due 7/1/44	213,892	212,815
UMBS, 15 Year
2.50%, due 11/1/34	218,630	198,829
3.00%, due 10/1/34	96,970	90,288
3.00%, due 11/1/34	20,368	18,965
3.00%, due 12/1/34	21,548	20,064
UMBS, 30 Year
2.50%, due 1/1/50	99,246	84,053
2.50%, due 8/1/50	138,499	118,391
2.50%, due 8/1/50	4,150,080	3,512,683
2.50%, due 10/1/50	110,898	94,364
2.50%, due 1/1/52	831,821	703,089
2.50%, due 2/1/52	4,103,718	3,463,907
2.50%, due 3/1/52	604,218	512,837
2.50%, due 3/1/52	1,641,026	1,385,653
2.50%, due 3/1/52	47,009	39,975
2.50%, due 3/1/52	135,257	114,209
2.50%, due 3/1/52	114,623	96,858
2.50%, due 3/1/52	1,687,338	1,424,763
2.50%, due 3/1/52	144,531	122,040
3.00%, due 1/1/43	46,562	41,695
3.00%, due 1/1/46	2,115	1,884

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.00%, due 9/1/46	$ 739,952	$ 662,742
3.00%, due 2/1/47	6,012,159	5,382,632
3.00%, due 3/1/47	456,597	406,730
3.00%, due 8/1/49	170,336	149,610
3.00%, due 9/1/49	38,437	34,512
3.00%, due 3/1/52	808,557	711,512
3.00%, due 4/1/52	689,256	607,058
3.00%, due 4/1/52	606,487	533,219
3.50%, due 12/1/45	84,809	78,028
3.50%, due 7/1/46	275,195	252,821
3.50%, due 3/1/47	73,925	67,965
3.50%, due 7/1/47	65,587	60,296
3.50%, due 8/1/47	85,672	78,349
3.50%, due 8/1/47	77,431	71,792
3.50%, due 12/1/47	22,570	20,926
3.50%, due 12/1/47	38,433	35,260
3.50%, due 1/1/48	207,173	189,251
3.50%, due 3/1/48	34,345	31,622
3.50%, due 7/1/48	1,688,718	1,551,208
3.50%, due 12/1/49	2,109,145	1,922,873
3.50%, due 3/1/52	1,158,699	1,051,296
3.50%, due 4/1/52	121,896	111,494
3.50%, due 4/1/52	333,365	304,735
3.50%, due 4/1/52	596,841	544,104
3.50%, due 4/1/52	96,613	87,656
3.50%, due 4/1/52	202,536	183,573
3.50%, due 4/1/52	442,190	403,121
3.50%, due 5/1/52	346,271	313,670
3.50%, due 5/1/52	536,405	486,205
3.50%, due 6/1/52	694,812	626,462
3.50%, due 6/1/52	1,847,600	1,683,376
3.50%, due 6/1/52	1,066,905	974,586
3.50%, due 7/1/52	266,134	242,340
3.50%, due 7/1/52	2,373,246	2,151,793
3.50%, due 7/1/52	99,524	90,847
3.50%, due 8/1/52	175,844	160,214
3.50%, due 8/1/52	472,132	428,076
4.00%, due 1/1/48	453,275	428,754
4.00%, due 1/1/48	773,439	731,239
4.00%, due 3/1/48	131,829	124,660
4.00%, due 10/1/48	126,962	119,569
4.00%, due 2/1/49	112,862	106,622
4.00%, due 6/1/49	51,467	48,543
4.00%, due 11/1/49	825,254	776,612
4.00%, due 11/1/49	71,941	67,768
4.00%, due 3/1/50	245,678	231,220
4.00%, due 3/1/50	658,679	619,270

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 3/1/50	$ 1,205,578	$ 1,137,380
4.00%, due 9/1/50	1,277,981	1,197,926
4.00%, due 10/1/50	1,318,180	1,243,470
4.00%, due 3/1/51	3,393,976	3,189,410
4.00%, due 3/1/51	31,660	29,850
4.00%, due 3/1/51	65,473	61,551
4.00%, due 4/1/52	500,139	467,564
4.00%, due 6/1/52	371,142	345,474
4.00%, due 6/1/52	99,430	92,443
4.00%, due 7/1/52	158,613	147,466
4.50%, due 11/1/42	58,935	57,741
4.50%, due 10/1/44	185,887	182,113
4.50%, due 3/1/45	278,168	272,523
4.50%, due 2/1/46	299,798	293,733
4.50%, due 3/1/48	146,885	141,920
4.50%, due 8/1/48	83,417	80,404
4.50%, due 1/1/50 (j)	666,055	644,636
4.50%, due 10/1/50	820,568	793,239
4.50%, due 4/1/52	21,444	20,487
4.50%, due 4/1/52	41,955	40,259
4.50%, due 4/1/52	73,144	70,178
4.50%, due 4/1/52	95,052	91,261
4.50%, due 4/1/52	33,304	31,816
4.50%, due 4/1/52	38,069	36,369
4.50%, due 5/1/52	116,027	111,316
4.50%, due 7/1/52	471,779	450,709
4.50%, due 7/1/52	566,120	540,838
4.50%, due 8/1/52	1,881,864	1,797,822
5.00%, due 5/1/48	119,283	117,686
5.50%, due 9/1/52	2,389,132	2,388,863
6.00%, due 2/1/37	23,209	24,488
		57,185,611
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.5%
GNMA I, 30 Year
4.00%, due 1/15/45	424,447	408,604
4.00%, due 7/15/47	300,654	285,611
4.00%, due 8/15/47	33,803	32,750
4.00%, due 11/15/47	24,135	23,439
4.00%, due 12/15/47	68,541	65,703
4.50%, due 8/15/46	452,336	446,095
GNMA II, 30 Year
3.00%, due 7/20/51	1,454,232	1,295,286
3.00%, due 8/20/51	3,303,684	2,935,431
4.00%, due 8/20/47	20,599	19,513
4.00%, due 8/20/47	52,027	49,267
4.00%, due 8/20/47	16,495	15,634

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, 30 Year
4.00%, due 6/20/48	$ 205,212	$ 193,700
4.50%, due 2/20/48	43,068	41,878
4.50%, due 5/20/48	34,968	33,715
4.50%, due 5/20/48	100,534	96,792
5.00%, due 8/20/48	248,767	244,777
		6,188,195
United States Treasury Bonds 5.2%
U.S. Treasury Bonds
1.75%, due 8/15/41	8,134,000	5,561,305
2.00%, due 11/15/41	9,329,000	6,676,794
2.375%, due 2/15/42	15,954,000	12,224,753
2.875%, due 5/15/52	28,147,000	23,603,898
3.375%, due 8/15/42 (f)	23,480,000	21,267,744
		69,334,494
United States Treasury Inflation - Indexed Note 0.6%
U.S. Treasury Inflation Linked Notes
0.625%, due 7/15/32 (k)	8,494,185	7,706,813
United States Treasury Notes 12.7%
U.S. Treasury Notes
0.875%, due 6/30/26	6,560,000	5,807,650
1.125%, due 8/31/28	8,178,100	6,923,592
2.75%, due 7/31/27	13,715,700	12,915,260
2.75%, due 5/31/29	2,479,600	2,296,245
2.75%, due 8/15/32	44,112,100	40,335,002
2.875%, due 4/30/29	5,343,000	4,987,774
3.00%, due 7/15/25	1,689,000	1,632,524
3.125%, due 8/31/27 (f)	46,237,900	44,352,261
3.25%, due 6/30/27	15,247,400	14,694,682
4.25%, due 9/30/24	33,077,000	33,092,513
		167,037,503
Total U.S. Government & Federal Agencies (Cost $362,892,941)		335,002,955
Total Long-Term Bonds (Cost $686,378,770)		626,841,895

	Shares
Common Stocks 52.2%
Aerospace & Defense 1.1%
General Dynamics Corp.	44,034	9,342,694
L3Harris Technologies, Inc.	25,727	5,346,842
		14,689,536

	Shares	Value
Common Stocks
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	92,404	$ 14,926,942
Banks 1.9%
Bank of America Corp.	456,726	13,793,125
JPMorgan Chase & Co.	105,956	11,072,402
		24,865,527
Beverages 1.2%
Constellation Brands, Inc., Class A	23,794	5,465,006
Monster Beverage Corp. (l)	119,793	10,417,199
		15,882,205
Biotechnology 1.1%
AbbVie, Inc.	109,418	14,684,990
Building Products 0.4%
Trane Technologies plc	33,169	4,803,203
Capital Markets 2.5%
Charles Schwab Corp. (The)	75,610	5,434,091
CME Group, Inc.	50,498	8,944,711
Goldman Sachs Group, Inc. (The)	20,744	6,079,029
Morgan Stanley	152,957	12,085,132
		32,542,963
Chemicals 0.5%
Corteva, Inc.	117,931	6,739,757
Communications Equipment 0.3%
Motorola Solutions, Inc.	15,343	3,436,372
Consumer Finance 0.9%
American Express Co.	85,602	11,548,566
Electrical Equipment 0.3%
Rockwell Automation, Inc.	16,270	3,499,840
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	130,981	3,801,069
TE Connectivity Ltd.	27,321	3,015,145
		6,816,214
Entertainment 0.8%
Walt Disney Co. (The) (l)	115,372	10,883,041

	Shares	Value
Common Stocks
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	22,395	$ 10,576,487
Sysco Corp.	107,927	7,631,518
		18,208,005
Food Products 0.5%
Hershey Co. (The)	31,288	6,898,065
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	105,090	10,168,509
Edwards Lifesciences Corp. (l)	42,483	3,510,370
Intuitive Surgical, Inc. (l)	15,411	2,888,638
Medtronic plc	41,159	3,323,589
Stryker Corp.	23,097	4,678,066
		24,569,172
Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	57,160	28,868,086
Hotels, Restaurants & Leisure 2.9%
Booking Holdings, Inc. (l)	2,578	4,236,196
Hilton Worldwide Holdings, Inc.	90,660	10,935,409
McDonald's Corp.	61,003	14,075,832
Starbucks Corp.	111,266	9,375,273
		38,622,710
Household Products 0.8%
Procter & Gamble Co. (The)	81,839	10,332,174
Industrial Conglomerates 0.8%
Honeywell International, Inc.	63,034	10,524,787
Insurance 1.3%
Progressive Corp. (The)	144,756	16,822,095
Interactive Media & Services 2.4%
Alphabet, Inc., Class C (l)	329,130	31,645,850
Internet & Direct Marketing Retail 1.4%
Amazon.com, Inc. (l)	159,683	18,044,179
IT Services 2.9%
Accenture plc, Class A	31,821	8,187,543
Cognizant Technology Solutions Corp., Class A	61,547	3,535,260
Fidelity National Information Services, Inc.	44,584	3,369,213
Mastercard, Inc., Class A	78,422	22,298,511
		37,390,527

	Shares	Value
Common Stocks
Leisure Products 0.3%
Hasbro, Inc.	63,550	$ 4,284,541
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	21,544	10,926,901
Machinery 1.3%
Deere & Co.	41,108	13,725,550
Parker-Hannifin Corp.	15,685	3,800,632
		17,526,182
Media 0.8%
Comcast Corp., Class A	349,685	10,256,261
Multiline Retail 0.9%
Dollar General Corp.	49,636	11,905,691
Oil, Gas & Consumable Fuels 0.8%
ConocoPhillips	102,354	10,474,908
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	19,260	4,158,234
Pharmaceuticals 2.7%
Eli Lilly and Co.	52,746	17,055,419
Merck & Co., Inc.	140,532	12,102,616
Zoetis, Inc.	39,584	5,869,911
		35,027,946
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A (l)	41,917	2,829,817
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. (l)	72,453	4,590,622
Lam Research Corp.	33,094	12,112,404
NVIDIA Corp.	84,101	10,209,020
Texas Instruments, Inc.	59,193	9,161,893
		36,073,939
Software 4.9%
Adobe, Inc. (l)	18,941	5,212,563
Cadence Design Systems, Inc. (l)	19,530	3,191,788
Microsoft Corp.	241,824	56,320,810
		64,725,161
Specialty Retail 1.6%
Home Depot, Inc. (The)	45,513	12,558,857

	Shares	Value
Common Stocks
Specialty Retail
TJX Cos., Inc. (The)	138,504	$ 8,603,869
		21,162,726
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	281,572	38,913,250
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., Class B	129,754	10,785,153
Total Common Stocks (Cost $536,423,774)		686,295,516
Short-Term Investments 5.3%
Affiliated Investment Company 5.1%
MainStay U.S. Government Liquidity Fund, 2.409% (m)(n)	67,606,672	67,606,672
Unaffiliated Investment Company 0.2%
Invesco Government and Agency Portfolio, 3.03% (n)(o)	2,162,788	2,162,788
Total Short-Term Investments (Cost $69,769,460)		69,769,460
Total Investments (Cost $1,292,572,004)	105.1%	1,382,906,871
Other Assets, Less Liabilities	(5.1)	(67,091,982)
Net Assets	100.0%	$ 1,315,814,889

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(c)	Step coupon—Rate shown was the rate in effect as of September 30, 2022.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $65,012,660; the total market value of collateral held by the Portfolio was $66,888,908. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $64,726,120. The Portfolio received cash collateral with a value of $2,162,788.
(g)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2022, the total net market value was $57,514,522, which represented 4.4% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2022.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2022.
(j)	Delayed delivery security.

(k)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	As of September 30, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(n)	Current yield as of September 30, 2022.
(o)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 63,091	$ 343,054	$ (338,538)	$ —	$ —	$ 67,607	$ 464	$ —	67,607
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 37,738,878	$ —	$ 37,738,878
Corporate Bonds	—	126,027,159	—	126,027,159
Mortgage-Backed Securities	—	128,072,903	—	128,072,903
U.S. Government & Federal Agencies	—	335,002,955	—	335,002,955
Total Long-Term Bonds	—	626,841,895	—	626,841,895
Common Stocks	686,295,516	—	—	686,295,516
Short-Term Investments
Affiliated Investment Company	67,606,672	—	—	67,606,672
Unaffiliated Investment Company	2,162,788	—	—	2,162,788
Total Short-Term Investments	69,769,460	—	—	69,769,460
Total Investments in Securities	$ 756,064,976	$ 626,841,895	$ —	$ 1,382,906,871

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Wellington U.S. Equity Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.0%
Aerospace & Defense 1.5%
Raytheon Technologies Corp.	140,278	$ 11,483,157
Automobiles 1.9%
Ford Motor Co.	542,358	6,074,410
Tesla, Inc. (a)	32,994	8,751,658
		14,826,068
Banks 3.6%
Bank of America Corp.	430,035	12,987,057
JPMorgan Chase & Co.	148,157	15,482,406
		28,469,463
Beverages 3.0%
Constellation Brands, Inc., Class A	50,980	11,709,087
Monster Beverage Corp. (a)	133,095	11,573,941
		23,283,028
Biotechnology 3.5%
Regeneron Pharmaceuticals, Inc. (a)	16,423	11,313,312
Seagen, Inc. (a)	43,580	5,963,052
Vertex Pharmaceuticals, Inc. (a)	36,215	10,485,691
		27,762,055
Building Products 1.8%
Fortune Brands Home & Security, Inc.	109,008	5,852,639
Johnson Controls International plc	176,230	8,674,041
		14,526,680
Capital Markets 2.7%
Charles Schwab Corp. (The)	115,481	8,299,620
Morgan Stanley	167,523	13,235,992
		21,535,612
Chemicals 2.2%
PPG Industries, Inc.	75,808	8,391,188
Sherwin-Williams Co. (The)	42,280	8,656,830
		17,048,018
Communications Equipment 0.8%
F5, Inc. (a)	41,555	6,014,255
Consumer Finance 1.6%
American Express Co.	94,344	12,727,949
Electric Utilities 2.9%
American Electric Power Co., Inc.	75,711	6,545,216
Duke Energy Corp.	106,680	9,923,374

	Shares	Value
Common Stocks
Electric Utilities
Eversource Energy	79,967	$ 6,234,227
		22,702,817
Electrical Equipment 1.1%
AMETEK, Inc.	75,495	8,561,888
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	50,587	7,895,619
Corning, Inc.	174,243	5,056,532
		12,952,151
Entertainment 1.3%
Walt Disney Co. (The) (a)	105,807	9,980,774
Equity Real Estate Investment Trusts 1.9%
AvalonBay Communities, Inc.	34,392	6,334,663
Prologis, Inc.	87,934	8,934,094
		15,268,757
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	74,782	7,235,906
Baxter International, Inc.	127,900	6,888,694
Becton Dickinson and Co.	35,534	7,918,041
Hologic, Inc. (a)	106,724	6,885,833
		28,928,474
Health Care Providers & Services 3.2%
UnitedHealth Group, Inc.	50,253	25,379,775
Hotels, Restaurants & Leisure 2.9%
Airbnb, Inc., Class A (a)	52,274	5,490,861
Booking Holdings, Inc. (a)	4,238	6,963,924
McDonald's Corp.	46,226	10,666,187
		23,120,972
Household Products 3.3%
Colgate-Palmolive Co.	142,250	9,993,062
Procter & Gamble Co. (The)	125,459	15,839,199
		25,832,261
Insurance 2.5%
Chubb Ltd.	53,161	9,668,922
Progressive Corp. (The)	86,389	10,039,266
		19,708,188
Interactive Media & Services 6.1%
Alphabet, Inc. (a)
Class A	334,575	32,002,099

	Shares	Value
Common Stocks
Interactive Media & Services
Alphabet, Inc. (a)
Class C	99,362	$ 9,553,656

Meta Platforms, Inc., Class A (a)	50,295	6,824,026
		48,379,781
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc. (a)	280,504	31,696,952
IT Services 3.8%
Fidelity National Information Services, Inc.	77,143	5,829,697
Global Payments, Inc.	49,522	5,350,852
GoDaddy, Inc., Class A (a)	97,658	6,921,999
Mastercard, Inc., Class A	42,550	12,098,667
		30,201,215
Life Sciences Tools & Services 2.9%
Danaher Corp.	41,764	10,787,224
Thermo Fisher Scientific, Inc.	24,076	12,211,106
		22,998,330
Machinery 3.3%
Deere & Co.	31,393	10,481,809
Illinois Tool Works, Inc.	43,791	7,910,844
Nordson Corp.	35,324	7,498,225
		25,890,878
Oil, Gas & Consumable Fuels 3.0%
EOG Resources, Inc.	104,742	11,702,824
Pioneer Natural Resources Co.	56,433	12,219,437
		23,922,261
Pharmaceuticals 4.0%
Eli Lilly and Co.	52,521	16,982,665
Pfizer, Inc.	335,604	14,686,031
		31,668,696
Professional Services 0.7%
Leidos Holdings, Inc.	65,038	5,688,874
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc. (a)	100,492	6,367,173
KLA Corp.	27,228	8,240,010
Marvell Technology, Inc.	137,388	5,895,319
NVIDIA Corp.	28,227	3,426,475
QUALCOMM, Inc.	74,818	8,452,938
Texas Instruments, Inc.	79,897	12,366,458
		44,748,373

	Shares	Value
Common Stocks
Software 8.9%
Microsoft Corp.	212,001	$ 49,375,033
Palo Alto Networks, Inc. (a)	43,068	7,054,108
Salesforce, Inc. (a)	61,157	8,796,823
Workday, Inc., Class A (a)	31,085	4,731,758
		69,957,722
Specialty Retail 1.7%
TJX Cos., Inc. (The)	216,649	13,458,236
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	283,489	39,178,180
NetApp, Inc.	101,269	6,263,487
		45,441,667
Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B	96,539	8,024,322
Total Common Stocks (Cost $819,961,618)		772,189,649
Short-Term Investment 2.1%
Affiliated Investment Company 2.1%
MainStay U.S. Government Liquidity Fund, 2.409% (b)	16,878,317	16,878,317
Total Short-Term Investment (Cost $16,878,317)		16,878,317
Total Investments (Cost $836,839,935)	100.1%	789,067,966
Other Assets, Less Liabilities	(0.1)	(735,428)
Net Assets	100.0%	$ 788,332,538

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,211	$ 139,226	$ (130,559)	$ —	$ —	$ 16,878	$ 89	$ —	16,878

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 772,189,649	$ —	$ —	$ 772,189,649
Short-Term Investment
Affiliated Investment Company	16,878,317	—	—	16,878,317
Total Investments in Securities	$ 789,067,966	$ —	$ —	$ 789,067,966

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 2.7%
Corporate Bonds 2.7%
Biotechnology 0.2%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,895,000	$ 4,128,726
Commercial Services 0.6%
Block, Inc.
0.25%, due 11/1/27	13,105,000	9,370,075
Leisure Time 0.2%
NCL Corp. Ltd.
5.375%, due 8/1/25	2,860,000	2,807,090
Oil & Gas 0.0% ‡
Valaris Ltd.
Series 1145
8.25% (8.25% Cash or 12.00% PIK), due 4/30/28 (a)	801,000	788,985
Oil & Gas Services 0.0% ‡
Weatherford International Ltd.
11.00%, due 12/1/24 (b)	114,000	115,995
Semiconductors 1.4%
Silicon Laboratories, Inc.
0.625%, due 6/15/25	18,986,000	22,570,557
Software 0.3%
Five9, Inc.
0.50%, due 6/1/25	4,933,000	4,486,563
Total Corporate Bonds (Cost $56,110,733)		44,267,991
Total Long-Term Bonds (Cost $56,110,733)		44,267,991
Convertible Securities 90.3%
Convertible Bonds 81.8%
Airlines 2.7%
American Airlines Group, Inc.
6.50%, due 7/1/25 (c)	6,895,000	6,988,083
JetBlue Airways Corp.
0.50%, due 4/1/26	4,623,000	3,305,445
Southwest Airlines Co.
1.25%, due 5/1/25 (c)	29,005,000	33,217,976
		43,511,504

	Principal Amount	Value
Convertible Bonds
Auto Manufacturers 1.8%
Ford Motor Co.
(zero coupon), due 3/15/26	$ 32,843,000	$ 30,199,138
Beverages 1.1%
MGP Ingredients, Inc.
1.875%, due 11/15/41 (b)	14,482,000	18,084,684
Biotechnology 4.9%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27 (b)	5,744,000	5,606,144
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (c)	37,741,000	37,669,292
Guardant Health, Inc.
(zero coupon), due 11/15/27	7,494,000	5,490,948
Halozyme Therapeutics, Inc.
0.25%, due 3/1/27	3,493,000	2,973,416
Illumina, Inc.
(zero coupon), due 8/15/23 (c)	19,199,000	18,431,685
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	9,307,000	9,243,014
		79,414,499
Commercial Services 2.3%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26	3,250,000	2,673,125
Block, Inc.
(zero coupon), due 5/1/26	14,812,000	11,634,826
Chegg, Inc.
(zero coupon), due 9/1/26	10,000,000	7,639,839
Euronet Worldwide, Inc.
0.75%, due 3/15/49 (c)	11,685,000	10,618,318
Repay Holdings Corp.
(zero coupon), due 2/1/26 (b)	2,180,000	1,547,800
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,185,000	1,142,099
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	2,300,000	2,041,250
0.50%, due 8/1/27	1,180,000	906,388
		38,203,645
Computers 2.7%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	26,640,000	24,975,000
Parsons Corp.
0.25%, due 8/15/25	2,878,000	2,975,852
Western Digital Corp.
1.50%, due 2/1/24 (d)	4,634,000	4,411,539

	Principal Amount	Value
Convertible Bonds
Computers
Zscaler, Inc.
0.125%, due 7/1/25	$ 9,088,000	$ 11,619,008
		43,981,399
Cosmetics & Personal Care 0.5%
Beauty Health Co. (The)
1.25%, due 10/1/26 (b)	11,004,000	8,913,240
Diversified Financial Services 0.1%
Upstart Holdings, Inc.
0.25%, due 8/15/26	2,380,000	1,325,363
Electric 1.9%
NRG Energy, Inc.
2.75%, due 6/1/48	29,752,000	31,819,764
Energy-Alternate Sources 1.9%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	9,315,000	10,796,085
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (b)	10,860,000	10,892,115
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25 (c)	8,449,000	9,238,981
		30,927,181
Entertainment 2.5%
Live Nation Entertainment, Inc.
2.50%, due 3/15/23	9,704,000	11,517,678
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,060,000	2,827,223
Vail Resorts, Inc.
(zero coupon), due 1/1/26	30,094,000	26,351,059
		40,695,960
Food 1.0%
Chefs' Warehouse, Inc. (The)
1.875%, due 12/1/24	11,724,000	11,548,140
Post Holdings, Inc.
2.50%, due 8/15/27 (b)(c)	4,844,000	4,807,670
		16,355,810
Healthcare-Products 3.9%
CONMED Corp.
2.25%, due 6/15/27 (b)	24,108,000	20,853,420
Exact Sciences Corp.
0.375%, due 3/1/28	21,770,000	13,878,375
Haemonetics Corp.
(zero coupon), due 3/1/26	9,354,000	7,482,755

	Principal Amount	Value
Convertible Bonds
Healthcare-Products
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	$ 8,831,000	$ 7,746,354
NuVasive, Inc.
0.375%, due 3/15/25	12,958,000	11,330,151
Omnicell, Inc.
0.25%, due 9/15/25	1,735,000	1,849,510
		63,140,565
Healthcare-Services 4.1%
Elevance Health, Inc.
2.75%, due 10/15/42	7,264,000	46,995,901
Teladoc Health, Inc.
1.25%, due 6/1/27	28,389,000	20,902,820
		67,898,721
Internet 9.6%
Booking Holdings, Inc.
0.75%, due 5/1/25 (c)	11,000,000	13,269,300
Etsy, Inc.
0.25%, due 6/15/28	26,578,000	20,690,973
Expedia Group, Inc.
(zero coupon), due 2/15/26 (c)	2,758,000	2,399,273
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	13,160,000	11,699,240
Okta, Inc.
0.125%, due 9/1/25	7,194,000	6,042,960
Palo Alto Networks, Inc.
0.375%, due 6/1/25	11,770,000	19,950,150
0.75%, due 7/1/23	13,152,000	24,416,688
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	2,227,400
Snap, Inc.
(zero coupon), due 5/1/27	10,555,000	7,330,447
0.125%, due 3/1/28 (b)	12,850,000	8,673,750
Uber Technologies, Inc.
(zero coupon), due 12/15/25 (c)	14,485,000	12,093,636
Zendesk, Inc.
0.625%, due 6/15/25	9,259,000	9,138,633
Ziff Davis, Inc.
1.75%, due 11/1/26 (b)	3,285,000	3,050,123
Zillow Group, Inc.
2.75%, due 5/15/25	17,202,000	15,722,628
		156,705,201
Leisure Time 0.4%
NCL Corp. Ltd.
6.00%, due 5/15/24	1,756,000	1,959,696

	Principal Amount	Value
Convertible Bonds
Leisure Time
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25 (b)	$ 3,850,000	$ 4,075,225
		6,034,921
Machinery-Diversified 1.5%
Chart Industries, Inc.
1.00%, due 11/15/24 (b)	7,813,000	24,593,761
Media 3.4%
Cable One, Inc.
1.125%, due 3/15/28	18,790,000	13,622,750
DISH Network Corp.
(zero coupon), due 12/15/25	20,445,000	13,514,145
Liberty Media Corp.
1.375%, due 10/15/23	11,955,000	14,375,887
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27 (b)	14,461,000	13,455,961
		54,968,743
Oil & Gas 8.9%
EQT Corp.
1.75%, due 5/1/26	24,479,000	67,579,458
Permian Resources Operating LLC
3.25%, due 4/1/28	14,611,000	19,607,962
Pioneer Natural Resources Co.
0.25%, due 5/15/25	27,292,000	59,250,932
		146,438,352
Oil & Gas Services 2.6%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	22,085,000	22,471,487
Oil States International, Inc.
4.75%, due 4/1/26	25,907,000	20,906,949
		43,378,436
Pharmaceuticals 1.7%
Dexcom, Inc.
0.25%, due 11/15/25 (c)	16,942,000	15,692,527
Pacira BioSciences, Inc.
0.75%, due 8/1/25	11,671,000	11,510,524
		27,203,051
Real Estate Investment Trusts 1.0%
Pebblebrook Hotel Trust
1.75%, due 12/15/26	5,863,000	5,030,454
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	13,238,000	11,040,492
		16,070,946

	Principal Amount	Value
Convertible Bonds
Retail 2.4%
Burlington Stores, Inc.
2.25%, due 4/15/25	$ 20,948,000	$ 20,005,340
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,488,000	7,382,850
Patrick Industries, Inc.
1.75%, due 12/1/28 (b)	17,313,000	12,616,849
		40,005,039
Semiconductors 4.2%
Impinj, Inc.
1.125%, due 5/15/27 (b)	4,870,000	4,822,610
Microchip Technology, Inc.
0.125%, due 11/15/24 (c)	35,083,000	35,698,738
ON Semiconductor Corp.
1.625%, due 10/15/23	5,984,000	18,062,704
Rambus, Inc.
1.375%, due 2/1/23	3,527,000	4,803,246
Wolfspeed, Inc.
0.25%, due 2/15/28 (b)	4,886,000	5,135,186
		68,522,484
Software 10.1%
Akamai Technologies, Inc.
0.375%, due 9/1/27	18,297,000	17,116,843
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	2,892,078
Bill.com Holdings, Inc.
(zero coupon), due 12/1/25	5,190,000	5,719,380
Coupa Software, Inc.
0.375%, due 6/15/26	11,250,000	8,701,875
Datadog, Inc.
0.125%, due 6/15/25	10,168,000	12,125,340
DigitalOcean Holdings, Inc.
(zero coupon), due 12/1/26 (b)	6,410,000	4,679,300
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	10,313,865
Envestnet, Inc.
1.75%, due 6/1/23	21,941,000	21,557,032
Everbridge, Inc.
0.125%, due 12/15/24	13,318,000	11,769,783
MongoDB, Inc.
0.25%, due 1/15/26	7,540,000	8,819,915
RingCentral, Inc.
(zero coupon), due 3/1/25	28,729,000	24,311,916
Splunk, Inc.
0.50%, due 9/15/23	17,072,000	16,311,603
Workday, Inc.
0.25%, due 10/1/22	11,687,000	12,686,239

	Principal Amount	Value
Convertible Bonds
Software
Zynga, Inc.
(zero coupon), due 12/15/26	$ 8,495,000	$ 8,460,082
		165,465,251
Telecommunications 4.1%
Infinera Corp.
2.50%, due 3/1/27	4,490,000	4,118,303
InterDigital, Inc.
2.00%, due 6/1/24	2,860,000	2,684,825
NICE Ltd.
(zero coupon), due 9/15/25 (c)	48,248,000	44,701,772
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,133,000	15,860,759
		67,365,659
Trucking & Leasing 0.5%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	7,478,144
Total Convertible Bonds (Cost $1,432,848,243)		1,338,701,461

	Shares
Convertible Preferred Stocks 8.5%
Banks 1.7%
Bank of America Corp.
Series L
7.25% (e)	11,636	13,649,028
Wells Fargo & Co.
Series L
7.50% (e)	12,264	14,765,856
		28,414,884
Capital Markets 0.9%
KKR Group Co., Inc.
Series C
6.00%	283,400	15,422,628
Electric Utilities 1.1%
PG&E Corp.
5.50%	154,100	17,604,384
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.
Series B
6.00%	106,750	5,032,195

	Shares	Value
Convertible Preferred Stocks
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)
6.875%	150,600	$ 13,308,522
Life Sciences Tools & Services 3.2%
Danaher Corp.
Series B
5.00% (c)	38,229	51,513,195
Machinery 0.5%
Stanley Black & Decker, Inc.
5.25%	164,200	8,098,344
Total Convertible Preferred Stocks (Cost $156,574,750)		139,394,152
Total Convertible Securities (Cost $1,589,422,993)		1,478,095,613
Common Stocks 2.6%
Banks 0.5%
Bank of America Corp.	267,678	8,083,876
Energy Equipment & Services 0.6%
Valaris Ltd. (c)(f)	111,802	5,471,590
Weatherford International plc (f)	157,538	5,086,902
		10,558,492
Oil, Gas & Consumable Fuels 0.5%
Kosmos Energy Ltd. (f)	653,900	3,380,663
PDC Energy, Inc.	79,100	4,571,189
		7,951,852
Pharmaceuticals 0.0% ‡
Pacira BioSciences, Inc. (f)	49	2,606
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc.	37,768	16,769,442
Total Common Stocks (Cost $33,886,756)		43,366,268
Short-Term Investments 12.3%
Affiliated Investment Company 4.1%
MainStay U.S. Government Liquidity Fund, 2.409% (g)(h)	67,483,702	67,483,702
Unaffiliated Investment Companies 8.2%
Invesco Government and Agency Portfolio, 3.03% (h)(i)	113,654,458	113,654,458

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
State Street Institutional U.S. Government Money Market Fund, 3.002% (h)(i)	20,000,000	$ 20,000,000
		133,654,458
Total Short-Term Investments (Cost $201,138,160)		201,138,160
Total Investments (Cost $1,880,558,642)	107.9%	1,766,868,032
Other Assets, Less Liabilities	(7.9)	(129,904,585)
Net Assets	100.0%	$ 1,636,963,447

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.

(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $138,086,202; the total market value of collateral held by the Portfolio was $141,511,206. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,856,748. The Portfolio received cash collateral with a value of $133,654,458.
(d)	Step coupon—Rate shown was the rate in effect as of September 30, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Non-income producing security.
(g)	As of September 30, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(h)	Current yield as of September 30, 2022.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 98,790	$ 160,965	$ (192,271)	$ —	$ —	$ 67,484	$ 319	$ —	67,484

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 44,267,991	$ —	$ 44,267,991
Total Corporate Bonds	—	44,267,991	—	44,267,991
Convertible Securities
Convertible Bonds	—	1,338,701,461	—	1,338,701,461
Convertible Preferred Stocks	139,394,152	—	—	139,394,152
Total Convertible Securities	139,394,152	1,338,701,461	—	1,478,095,613
Common Stocks	43,366,268	—	—	43,366,268
Short-Term Investments
Affiliated Investment Company	67,483,702	—	—	67,483,702
Unaffiliated Investment Companies	133,654,458	—	—	133,654,458
Total Short-Term Investments	201,138,160	—	—	201,138,160
Total Investments in Securities	$ 383,898,580	$ 1,382,969,452	$ —	$ 1,766,868,032

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Government Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.9%
Asset-Backed Securities 2.4%
Other Asset-Backed Securities 2.4%
FirstEnergy Ohio PIRB Special Purpose Trust
Series 2013-1, Class A3
3.45%, due 1/15/36	$ 440,179	$ 413,062
PSNH Funding LLC 3
Series 2018-1, Class A1
3.094%, due 2/1/26	114,326	113,124
United States Small Business Administration
Series 2012-20L, Class 1
1.93%, due 12/1/32	265,970	239,442
Series 2014-20H, Class 1
2.88%, due 8/1/34	271,656	250,655
Series 2015-20G, Class 1
2.88%, due 7/1/35	759,553	702,599
Series 2014-20I, Class 1
2.92%, due 9/1/34	292,364	273,346
Series 2014-20C, Class 1
3.21%, due 3/1/34	469,048	436,312
Series 2018-20B, Class 1
3.22%, due 2/1/38	1,260,116	1,180,030
Series 2018-20D, Class 1
3.31%, due 4/1/38	1,696,220	1,594,396
Total Asset-Backed Securities (Cost $5,726,516)		5,202,966
Corporate Bonds 1.5%
Electric 1.5%
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29	1,880,333	1,704,776
PG&E Energy Recovery Funding LLC
Series A-1
1.46%, due 7/15/31	1,861,978	1,612,927
		3,317,703
Total Corporate Bonds (Cost $3,737,015)		3,317,703
Mortgage-Backed Securities 22.5%
Agency (Collateralized Mortgage Obligations) 9.7%
FHLMC
REMIC, Series 5019, Class PL
1.00%, due 10/25/50	640,690	488,910
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	88,568	87,246

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (a)	$ 1,826,805	$ 248,070
REMIC, Series 5189, Class EI
3.00%, due 11/25/48 (a)	3,075,044	451,981
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	311,254	284,953
REMIC, Series 4908, Class BD
3.00%, due 4/25/49	1,034,384	943,519
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (a)	572,592	91,975
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (a)	575,021	92,156
REMIC, Series 5176, Class PI
3.00%, due 7/25/51 (a)	557,956	80,338
REMIC, Series 5160
3.00%, due 10/25/51 (a)	487,499	59,310
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (a)	1,346,579	200,564
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	143,235	136,698
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	168,550	159,563
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	228,995	213,642
FNMA
REMIC, Series 2022-3, Class YS
0.269% (SOFR 30A + 2.55%), due 2/25/52 (a)(b)	3,653,241	57,919
REMIC, Series 2020-63, Class B
1.25%, due 9/25/50	271,321	216,741
REMIC, Series 2012-124, Class PG
2.00%, due 7/25/42	751,820	665,637
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (a)	1,913,997	308,919
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	219,418	200,223
REMIC, Series 2019-58, Class LP
3.00%, due 10/25/49	464,888	418,488
REMIC, Series 2019-77, Class LZ
3.00%, due 1/25/50	1,876,373	1,679,552
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50 (a)	1,079,874	178,003
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (a)	1,550,937	240,110
REMIC, Series 2020-10, Class LP
3.50%, due 3/25/50	1,495,124	1,381,442
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50	734,342	671,893

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50	$ 1,402,897	$ 1,314,230
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,112,907	1,034,287
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,487,725	1,394,192
FNMA, STRIPS (a)
REMIC, Series 360, Class 2
5.00%, due 8/25/35	41,856	7,573
REMIC, Series 361, Class 2
6.00%, due 10/25/35	9,717	2,066
GNMA
REMIC, Series 2010-151, Class KO
(zero coupon), due 6/16/37	569,548	500,597
REMIC, Series 2021-214, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (a)(b)	5,631,455	20,704
REMIC, Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (a)(b)	5,524,094	16,651
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	675,884	514,788
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	342,467	260,525
REMIC, Series 2021-105, Class DB
1.00%, due 6/20/51	799,425	606,031
REMIC, Series 2021-57, Class IN
2.00%, due 2/20/51 (a)	449,261	52,615
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (a)	2,632,073	277,399
REMIC, Series 2014-63, Class PG
2.50%, due 7/20/43	560,234	534,647
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (a)	2,419,340	300,788
REMIC, Series 2021-105, Class IE
2.50%, due 6/20/51 (a)	737,295	88,086
REMIC, Series 2021-175, Class DF
2.534% (SOFR 30A + 0.25%), due 10/20/51 (b)	1,945,167	1,759,979
REMIC, Series 2019-3, Class A
3.00%, due 4/20/48	107,029	102,788
REMIC, Series 2019-59, Class KA
3.00%, due 12/20/48	406,537	381,430
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (a)	1,243,112	185,692
REMIC, Series 2021-136, Class TI
3.00%, due 8/20/51 (a)	2,389,637	347,922
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (a)	2,915,754	476,124

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (a)	$ 1,880,320	$ 292,020
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	1,006,636	957,548
		20,986,534
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.2%
Arbor Multifamily Mortgage Securities Trust (c)
Series 2021-MF3, Class A5
2.575%, due 10/15/54	3,000,000	2,395,004
Series 2022-MF4, Class A5
3.403%, due 2/15/55 (d)	2,000,000	1,698,863
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (c)	1,750,000	1,571,399
FREMF Mortgage Trust (c)(d)
REMIC, Series 2019-K103, Class B
3.574%, due 12/25/51	2,144,000	1,852,827
REMIC, Series 2013-K33, Class B
3.611%, due 8/25/46	933,000	920,019
REMIC, Series 2020-K104, Class C
3.662%, due 2/25/52	1,200,000	1,029,030
REMIC, Series 2016-K59, Class B
3.698%, due 11/25/49	500,000	462,513
REMIC, Series 2015-K49, Class C
3.852%, due 10/25/48	500,000	470,356
REMIC, Series 2016-K58, Class B
3.866%, due 9/25/49	1,000,000	930,866
REMIC, Series 2017-K71, Class B
3.881%, due 11/25/50	1,935,000	1,764,980
REMIC, Series 2014-K41, Class B
3.964%, due 11/25/47	2,700,000	2,615,275
REMIC, Series 2013-K35, Class B
4.067%, due 12/25/46	1,925,000	1,903,137
REMIC, Series 2016-K54, Class B
4.191%, due 4/25/48	695,000	659,942
REMIC, Series 2014-K40, Class B
4.21%, due 11/25/47	1,645,000	1,600,561
REMIC, Series 2018-K78, Class C
4.266%, due 6/25/51	712,000	653,428
REMIC, Series 2016-K55, Class B
4.301%, due 4/25/49	1,570,000	1,495,480
REMIC, Series 2014-K38, Class B
4.375%, due 6/25/47	2,000,000	1,963,077
REMIC, Series 2019-K87, Class C
4.471%, due 1/25/51	1,500,000	1,368,951

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (c)	$ 1,265,000	$ 1,039,166
		26,394,874
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Citigroup Mortgage Loan Trust
Series 2006-AR6, Class 1A1
3.751%, due 8/25/36 (d)	53,532	47,440
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (c)(e)	1,367,865	1,106,505
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	250,331	238,432
		1,392,377
Total Mortgage-Backed Securities (Cost $55,548,249)		48,773,785
Municipal Bonds 2.6%
New Jersey 1.1%
New Jersey Turnpike Authority Revenue Bonds
Series A
7.102%, due 1/1/41	2,000,000	2,367,285
New York 1.5%
New York State Thruway Authority Revenue Bonds
Series M
2.90%, due 1/1/35	4,000,000	3,277,482
Total Municipal Bonds (Cost $7,374,113)		5,644,767
U.S. Government & Federal Agencies 69.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 16.3%
FHLMC Gold Pools, 30 Year
2.50%, due 8/1/46	592,867	502,327
3.00%, due 2/1/46	1,014,073	904,602
3.00%, due 4/1/47	1,100,543	978,292
3.50%, due 1/1/44	261,741	240,680
3.50%, due 1/1/48	1,012,535	926,835
4.00%, due 7/1/44	573,271	547,214
4.00%, due 12/1/46	390,028	370,939
4.00%, due 10/1/48	485,111	459,160

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
4.00%, due 3/1/49	$ 186,945	$ 175,706
4.50%, due 12/1/44	817,552	801,941
5.00%, due 11/1/41	622,489	628,085
6.50%, due 4/1/37	19,863	21,113
FHLMC Gold Pools, Other
4.50%, due 3/1/41	117,650	114,675
Tennessee Valley Authority
4.65%, due 6/15/35	4,395,000	4,409,885
UMBS, 15 Year
2.00%, due 6/1/35	711,497	629,840
2.50%, due 9/1/34	236,278	214,965
UMBS, 30 Year
2.00%, due 7/1/50	2,764,978	2,252,053
2.00%, due 7/1/50	872,979	711,033
2.00%, due 8/1/50	1,313,312	1,069,691
2.00%, due 8/1/50	19,698	16,170
2.00%, due 8/1/50	1,909,023	1,554,881
2.00%, due 9/1/50	901,920	734,620
2.00%, due 11/1/50	1,608,555	1,310,158
2.50%, due 3/1/50	932,067	787,641
2.50%, due 7/1/50	1,573,958	1,330,068
2.50%, due 10/1/50	146,261	123,597
2.50%, due 11/1/50	1,474,393	1,246,824
2.50%, due 1/1/51	389,451	328,938
2.50%, due 2/1/51	2,186,572	1,852,312
2.50%, due 5/1/51	1,204,681	1,016,411
3.00%, due 6/1/46	531,350	473,274
3.00%, due 8/1/49	974,377	855,374
3.00%, due 9/1/49	161,533	141,539
3.00%, due 11/1/49	563,946	498,860
3.00%, due 1/1/52	3,609,589	3,153,613
3.00%, due 4/1/52	1,024,319	894,134
3.50%, due 1/1/50	958,241	870,621
3.50%, due 7/1/52	1,408,009	1,269,496
4.00%, due 5/1/52	978,652	909,164
		35,326,731
Federal National Mortgage Association (Mortgage Pass-Through Securities) 31.0%
FNMA, Other
2.50%, due 1/1/57	614,652	516,277
2.68%, due 5/1/25	1,987,844	1,896,072
2.73%, due 4/1/25	1,025,000	979,136
3.00%, due 9/1/46	428,265	370,459
3.00%, due 10/1/46	441,730	382,079
3.00%, due 10/1/48	9,364	7,963
3.00%, due 2/1/57	479,413	419,553
3.00%, due 6/1/57	563,065	492,082

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
FNMA, Other
6.00%, due 4/1/37	$ 5,389	$ 5,480
6.50%, due 8/1/47	8,209	8,250
UMBS, 15 Year
2.00%, due 6/1/35	1,289,748	1,137,907
UMBS, 20 Year
2.00%, due 5/1/41	2,174,505	1,822,065
2.50%, due 6/1/41	1,790,391	1,539,988
2.50%, due 7/1/41	1,882,619	1,619,367
3.00%, due 10/1/32	299,704	276,205
UMBS, 30 Year
2.00%, due 6/1/50	1,467,400	1,196,895
2.00%, due 10/1/50	1,745,175	1,423,671
2.00%, due 3/1/51	2,184,853	1,780,046
2.50%, due 1/1/47	1,573,930	1,333,359
2.50%, due 9/1/49	1,432,985	1,212,586
2.50%, due 3/1/50	447,367	378,758
2.50%, due 3/1/50	1,048,877	887,137
2.50%, due 3/1/50	993,635	840,315
2.50%, due 4/1/50	1,923,843	1,629,047
2.50%, due 5/1/50	3,230,359	2,731,917
2.50%, due 7/1/50	1,563,051	1,320,790
2.50%, due 8/1/50	1,930,087	1,631,785
2.50%, due 8/1/50	2,255,438	1,909,249
2.50%, due 9/1/50	2,387,545	2,021,065
2.50%, due 10/1/50	1,730,885	1,464,582
2.50%, due 11/1/50	2,450,472	2,087,282
2.50%, due 1/1/51	1,796,662	1,520,254
2.50%, due 4/1/51	1,491,886	1,262,456
3.00%, due 10/1/44	943,415	846,595
3.00%, due 3/1/47	522,452	465,723
3.00%, due 12/1/47	655,583	583,583
3.00%, due 10/1/49	602,973	528,827
3.00%, due 3/1/50	924,200	810,753
3.00%, due 3/1/50	1,001,536	879,032
3.00%, due 5/1/50	877,585	769,244
3.00%, due 7/1/50	1,610,974	1,413,904
3.00%, due 11/1/51	2,652,353	2,319,915
3.50%, due 5/1/43	1,138,785	1,051,301
3.50%, due 11/1/44	418,032	383,956
3.50%, due 3/1/45	465,050	427,246
3.50%, due 11/1/45	1,149,997	1,054,276
3.50%, due 8/1/46	304,758	280,017
3.50%, due 10/1/47	202,162	184,795
3.50%, due 2/1/48	109,086	99,546
3.50%, due 8/1/49	562,201	514,475
3.50%, due 9/1/50	1,945,115	1,800,543
4.00%, due 1/1/46	415,890	396,497

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 9/1/47	$ 160,808	$ 152,130
4.00%, due 7/1/48	410,617	387,122
4.00%, due 8/1/48	2,078,709	1,957,920
4.00%, due 9/1/48	370,400	350,716
4.00%, due 4/1/49	107,612	101,255
4.00%, due 3/1/50	816,797	765,720
4.50%, due 2/1/41	1,407,064	1,378,854
4.50%, due 4/1/41	3,541,542	3,469,664
4.50%, due 8/1/42	557,700	546,402
4.50%, due 8/1/44	649,847	636,671
5.00%, due 9/1/41	1,254,306	1,264,209
5.00%, due 10/1/41	984,488	992,189
5.50%, due 7/1/41	1,841,397	1,898,254
6.00%, due 7/1/39	417,652	438,800
6.50%, due 10/1/39	76,021	79,267
		67,333,478
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.6%
GNMA II, 30 Year
4.00%, due 11/20/49	385,879	362,153
4.50%, due 7/20/49	312,308	302,363
GNMA II, Other
2.50%, due 1/20/50	276,797	234,112
2.50%, due 2/20/50	70,808	59,877
2.50%, due 4/20/50	92,573	78,305
2.50%, due 6/20/50	410,793	347,377
		1,384,187
United States Treasury Bonds 1.7%
U.S. Treasury Bonds
3.00%, due 5/15/45	2,790,000	2,328,996
4.375%, due 11/15/39	1,200,000	1,267,172
		3,596,168
United States Treasury Inflation - Indexed Notes 2.2%
U.S. Treasury Inflation Linked Notes (f)
0.125%, due 1/15/30	3,189,794	2,819,977
0.125%, due 7/15/30	2,334,231	2,055,103
		4,875,080
United States Treasury Notes 18.1%
U.S. Treasury Notes
0.375%, due 4/30/25	5,000,000	4,529,101
1.375%, due 10/31/28	5,400,000	4,625,859
1.50%, due 2/15/30	13,865,000	11,766,835
2.25%, due 4/30/24	3,800,000	3,679,172
2.375%, due 8/15/24	1,695,000	1,636,801

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
2.625%, due 1/31/26	$ 5,900,000	$ 5,607,305
3.00%, due 10/31/25	7,805,000	7,526,947
		39,372,020
Total U.S. Government & Federal Agencies (Cost $175,804,753)		151,887,664
Total Long-Term Bonds (Cost $248,190,646)		214,826,885

	Shares
Short-Term Investment 0.8%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 2.409% (g)	1,665,475	1,665,475
Total Short-Term Investment (Cost $1,665,475)		1,665,475
Total Investments (Cost $249,856,121)	99.7%	216,492,360
Other Assets, Less Liabilities	0.3	675,824
Net Assets	100.0%	$ 217,168,184

†	Percentages indicated are based on Portfolio net assets.
(a)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2022.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2022.
(f)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(g)	Current yield as of September 30, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,701	$ 78,625	$ (84,661)	$ —	$ —	$ 1,665	$ 7	$ —	1,665

Futures Contracts
As of September 30, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Notes	70	December 2022	$ 8,224,614	$ 7,844,375	$ (380,239)
U.S. Treasury 10 Year Ultra Bonds	80	December 2022	10,045,809	9,478,750	(567,059)
Net Unrealized Depreciation					$ (947,298)

1.	As of September 30, 2022, cash in the amount of $360,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2022.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 5,202,966	$ —	$ 5,202,966
Corporate Bonds	—	3,317,703	—	3,317,703
Mortgage-Backed Securities	—	48,773,785	—	48,773,785
Municipal Bonds	—	5,644,767	—	5,644,767
U.S. Government & Federal Agencies	—	151,887,664	—	151,887,664
Total Long-Term Bonds	—	214,826,885	—	214,826,885
Short-Term Investment
Affiliated Investment Company	1,665,475	—	—	1,665,475
Total Investments in Securities	$ 1,665,475	$ 214,826,885	$ —	$ 216,492,360
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (947,298)	$ —	$ —	$ (947,298)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Growth Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 93.6%
Aerospace & Defense 2.5%
Airbus SE, ADR	128,132	$ 2,750,994
General Dynamics Corp.	23,792	5,047,949
Northrop Grumman Corp.	11,402	5,362,588
		13,161,531
Automobiles 2.1%
Tesla, Inc. (a)	41,290	10,952,173
Beverages 2.3%
Constellation Brands, Inc., Class A	52,840	12,136,291
Capital Markets 3.4%
Blackstone, Inc.	65,559	5,487,288
Charles Schwab Corp. (The)	45,713	3,285,394
S&P Global, Inc.	29,909	9,132,713
		17,905,395
Consumer Finance 1.4%
American Express Co.	54,119	7,301,194
Energy Equipment & Services 1.3%
Schlumberger NV	188,887	6,781,043
Equity Real Estate Investment Trusts 1.4%
American Tower Corp.	21,880	4,697,636
Equinix, Inc.	4,454	2,533,613
		7,231,249
Health Care Equipment & Supplies 5.0%
ABIOMED, Inc. (a)	28,821	7,080,167
Align Technology, Inc. (a)	14,075	2,915,073
Boston Scientific Corp. (a)	246,382	9,542,375
Insulet Corp. (a)	6,048	1,387,411
Stryker Corp.	26,504	5,368,120
		26,293,146
Health Care Providers & Services 4.3%
Elevance Health, Inc.	12,084	5,489,036
UnitedHealth Group, Inc.	34,499	17,423,375
		22,912,411
Hotels, Restaurants & Leisure 2.4%
Airbnb, Inc., Class A (a)	64,550	6,780,332
Hilton Worldwide Holdings, Inc.	49,952	6,025,210
		12,805,542
Insurance 1.9%
Marsh & McLennan Cos., Inc.	35,815	5,346,822

	Shares	Value
Common Stocks
Insurance
Progressive Corp. (The)	39,486	$ 4,588,668
		9,935,490
Interactive Media & Services 5.8%
Alphabet, Inc., Class C (a)	240,640	23,137,536
ZoomInfo Technologies, Inc., Class A (a)	182,321	7,595,493
		30,733,029
Internet & Direct Marketing Retail 5.5%
Amazon.com, Inc. (a)	224,482	25,366,466
Etsy, Inc. (a)	40,953	4,100,624
		29,467,090
IT Services 12.7%
Block, Inc., Class A (a)	81,789	4,497,577
Fidelity National Information Services, Inc.	60,121	4,543,344
FleetCor Technologies, Inc. (a)	51,511	9,074,693
Global Payments, Inc.	98,087	10,598,301
Mastercard, Inc., Class A	83,000	23,600,220
MongoDB, Inc. (a)	9,922	1,970,112
Okta, Inc. (a)	34,771	1,977,427
Snowflake, Inc., Class A (a)	9,745	1,656,260
Visa, Inc., Class A	53,902	9,575,690
		67,493,624
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	48,841	5,936,624
Illumina, Inc. (a)	22,611	4,313,953
Mettler-Toledo International, Inc. (a)	2,695	2,921,703
		13,172,280
Machinery 0.3%
IDEX Corp.	8,600	1,718,710
Media 0.0% ‡
Interpublic Group of Cos., Inc. (The) (b)	7,626	195,226
Pharmaceuticals 0.9%
Zoetis, Inc.	31,445	4,662,979
Professional Services 2.4%
Equifax, Inc.	27,971	4,795,069
TransUnion	133,766	7,957,739
		12,752,808
Road & Rail 1.0%
Uber Technologies, Inc. (a)	208,846	5,534,419

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc. (a)	57,644	$ 3,652,324
ASML Holding NV (Registered)	6,150	2,554,403
Marvell Technology, Inc.	104,464	4,482,550
Microchip Technology, Inc.	93,863	5,728,459
Monolithic Power Systems, Inc.	6,373	2,315,948
NVIDIA Corp.	65,206	7,915,356
		26,649,040
Software 17.2%
Adobe, Inc. (a)	7,357	2,024,647
Autodesk, Inc. (a)	39,881	7,449,771
Avalara, Inc. (a)	49,649	4,557,778
Ceridian HCM Holding, Inc. (a)	82,641	4,617,979
Intuit, Inc.	12,662	4,904,246
Microsoft Corp.	222,024	51,709,390
nCino, Inc. (a)	90,449	3,085,215
Salesforce, Inc. (a)	70,619	10,157,837
ServiceNow, Inc. (a)	7,638	2,884,185
		91,391,048
Specialty Retail 1.1%
TJX Cos., Inc. (The)	98,002	6,087,884
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc.	350,895	48,493,689
Textiles, Apparel & Luxury Goods 2.1%
Lululemon Athletica, Inc. (a)	22,792	6,371,731
NIKE, Inc., Class B	57,722	4,797,853
		11,169,584
Total Common Stocks (Cost $579,034,087)		496,936,875
Short-Term Investment 6.5%
Affiliated Investment Company 6.5%
MainStay U.S. Government Liquidity Fund, 2.409% (c)	34,363,388	34,363,388
Total Short-Term Investment (Cost $34,363,388)		34,363,388
Total Investments (Cost $613,397,475)	100.1%	531,300,263
Other Assets, Less Liabilities	(0.1)	(366,244)
Net Assets	100.0%	$ 530,934,019

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security—As of September 30, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $195,226, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(c)	Current yield as of September 30, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,654	$ 187,158	$ (159,449)	$ —	$ —	$ 34,363	$ 141	$ —	34,363
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 496,936,875	$ —	$ —	$ 496,936,875
Short-Term Investment
Affiliated Investment Company	34,363,388	—	—	34,363,388
Total Investments in Securities	$ 531,300,263	$ —	$ —	$ 531,300,263

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 91.9%
Convertible Bonds 1.0%
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	$ 8,030,000	$ 7,192,872
3.375%, due 8/15/26	7,295,000	5,037,198
		12,230,070
Oil & Gas 0.2%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)(b)	1,095,000	6,761,625
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (b)	9,247,866	9,030,365
Total Convertible Bonds (Cost $24,839,278)		28,022,060
Corporate Bonds 86.9%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	10,265,000	8,073,525
3.75%, due 2/15/28	6,320,000	5,520,615
4.00%, due 2/15/30	6,400,000	5,362,432
4.875%, due 1/15/29	2,570,000	2,290,752
Outfront Media Capital LLC (c)
4.25%, due 1/15/29	2,400,000	1,885,200
5.00%, due 8/15/27	6,070,000	5,302,448
		28,434,972
Aerospace & Defense 2.0%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (c)	5,587,000	4,331,098
Rolls-Royce plc
5.75%, due 10/15/27 (c)	3,210,000	2,788,687
TransDigm UK Holdings plc
6.875%, due 5/15/26	7,637,000	7,241,687
TransDigm, Inc.
4.625%, due 1/15/29	7,985,000	6,428,165
4.875%, due 5/1/29	5,630,000	4,550,757
6.25%, due 3/15/26 (c)	23,850,000	23,134,500
7.50%, due 3/15/27	2,780,000	2,646,560
8.00%, due 12/15/25 (c)	2,500,000	2,535,525
		53,656,979
Airlines 0.9%
American Airlines, Inc. (c)
5.50%, due 4/20/26	3,560,000	3,343,445

	Principal Amount	Value
Corporate Bonds
Airlines
American Airlines, Inc. (c)
5.75%, due 4/20/29	$ 3,750,000	$ 3,271,875
Delta Air Lines, Inc. (c)
4.50%, due 10/20/25	4,095,000	3,974,839
4.75%, due 10/20/28	5,450,000	5,075,888
7.00%, due 5/1/25	713,000	717,600
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (c)	5,396,000	5,281,497
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (c)	1,495,984	1,504,706
		23,169,850
Auto Manufacturers 1.6%
Ford Holdings LLC
9.30%, due 3/1/30	8,454,000	9,323,917
Ford Motor Co.
6.10%, due 8/19/32	2,345,000	2,067,352
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	2,020,000	1,790,320
2.90%, due 2/16/28	2,400,000	1,886,329
3.375%, due 11/13/25	4,000,000	3,534,027
4.00%, due 11/13/30	5,000,000	3,900,000
4.125%, due 8/17/27	1,000,000	860,500
4.271%, due 1/9/27	1,647,000	1,441,125
4.389%, due 1/8/26	750,000	678,830
5.125%, due 6/16/25	3,500,000	3,302,635
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (c)	12,982,000	12,008,350
PM General Purchaser LLC
9.50%, due 10/1/28 (c)	3,775,000	3,157,993
		43,951,378
Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (c)	6,300,000	5,521,509
Dealer Tire LLC
8.00%, due 2/1/28 (c)	5,540,000	4,875,318
IHO Verwaltungs GmbH (b)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	7,973,000	6,772,270
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	11,176,000	9,499,600
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	11,645,000	10,014,700
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (c)	11,800,000	8,520,780
Tenneco, Inc.
7.875%, due 1/15/29 (c)	470,000	457,506
		45,661,683

	Principal Amount	Value
Corporate Bonds
Beverages 0.1%
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (c)	$ 3,725,000	$ 3,030,030
Biotechnology 0.1%
Emergent BioSolutions, Inc.
3.875%, due 8/15/28 (c)	3,480,000	2,314,200
Grifols Escrow Issuer SA
4.75%, due 10/15/28 (c)	2,000,000	1,544,540
		3,858,740
Building Materials 1.2%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (c)	3,000,000	2,664,732
James Hardie International Finance DAC
5.00%, due 1/15/28 (c)	8,011,000	7,234,814
Koppers, Inc.
6.00%, due 2/15/25 (c)	6,805,000	6,090,475
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (c)	2,975,000	2,458,912
PGT Innovations, Inc.
4.375%, due 10/1/29 (c)	3,995,000	3,277,103
Summit Materials LLC (c)
5.25%, due 1/15/29	4,380,000	3,854,400
6.50%, due 3/15/27	5,635,000	5,396,855
		30,977,291
Chemicals 2.7%
ASP Unifrax Holdings, Inc. (c)
5.25%, due 9/30/28	5,260,000	4,039,627
7.50%, due 9/30/29	5,990,000	3,953,400
Avient Corp.
5.25%, due 3/15/23	8,636,000	8,595,714
5.75%, due 5/15/25 (c)	2,000,000	1,929,900
7.125%, due 8/1/30 (c)	3,405,000	3,142,577
Cheever Escrow Issuer LLC
7.125%, due 10/1/27 (c)	1,955,000	1,749,725
CVR Partners LP
6.125%, due 6/15/28 (c)	1,700,000	1,480,617
EverArc Escrow SARL
5.00%, due 10/30/29 (c)	7,470,000	6,030,120
GPD Cos., Inc.
10.125%, due 4/1/26 (c)	8,875,000	8,079,371
Innophos Holdings, Inc.
9.375%, due 2/15/28 (c)	7,096,000	6,825,075
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (b)(c)	5,605,000	5,156,600
Mativ Holdings, Inc.
6.875%, due 10/1/26 (c)	3,000,000	2,647,950

	Principal Amount	Value
Corporate Bonds
Chemicals
NOVA Chemicals Corp. (c)
4.875%, due 6/1/24	$ 2,635,000	$ 2,475,899
5.25%, due 6/1/27	4,020,000	3,417,000
SCIH Salt Holdings, Inc. (c)
4.875%, due 5/1/28	6,000,000	4,952,340
6.625%, due 5/1/29	7,300,000	5,611,504
SCIL IV LLC
5.375%, due 11/1/26 (c)	3,300,000	2,549,250
		72,636,669
Coal 0.4%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (c)	2,736,000	2,845,413
Natural Resource Partners LP
9.125%, due 6/30/25 (c)	5,045,000	5,156,999
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (c)	2,650,000	2,575,486
		10,577,898
Commercial Services 2.5%
AMN Healthcare, Inc.
4.625%, due 10/1/27 (c)	2,430,000	2,179,910
Ashtead Capital, Inc. (c)
4.00%, due 5/1/28	1,980,000	1,737,282
4.25%, due 11/1/29	3,545,000	3,093,387
Cimpress plc
7.00%, due 6/15/26 (c)	3,142,000	2,136,560
Gartner, Inc.
3.75%, due 10/1/30 (c)	4,635,000	3,794,419
Graham Holdings Co.
5.75%, due 6/1/26 (c)	11,107,000	10,770,347
HealthEquity, Inc.
4.50%, due 10/1/29 (c)	2,650,000	2,238,561
Korn Ferry
4.625%, due 12/15/27 (c)	4,000,000	3,532,400
MPH Acquisition Holdings LLC (c)
5.50%, due 9/1/28	3,110,000	2,567,103
5.75%, due 11/1/28	5,500,000	4,130,610
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (c)	3,675,000	3,063,076
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (c)	3,800,000	3,727,686
Service Corp. International
3.375%, due 8/15/30	2,902,000	2,269,625
4.00%, due 5/15/31	7,000,000	5,629,330
United Rentals North America, Inc.
3.75%, due 1/15/32	2,900,000	2,276,500
3.875%, due 2/15/31	3,500,000	2,846,480

	Principal Amount	Value
Corporate Bonds
Commercial Services
United Rentals North America, Inc.
4.875%, due 1/15/28	$ 1,000,000	$ 916,840
5.50%, due 5/15/27	500,000	483,177
Williams Scotsman International, Inc.
4.625%, due 8/15/28 (c)	4,270,000	3,736,015
WW International, Inc.
4.50%, due 4/15/29 (c)	9,615,000	5,024,666
		66,153,974
Computers 0.4%
Condor Merger Sub, Inc.
7.375%, due 2/15/30 (c)	10,500,000	8,584,433
Unisys Corp.
6.875%, due 11/1/27 (c)	1,730,000	1,350,162
		9,934,595
Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co. (c)
4.125%, due 4/1/29	6,780,000	5,627,400
5.50%, due 6/1/28	4,000,000	3,576,547
		9,203,947
Distribution & Wholesale 0.3%
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (c)	5,000,000	4,537,500
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (c)	3,120,000	2,449,200
		6,986,700
Diversified Financial Services 2.0%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (c)	5,240,000	4,925,600
Credit Acceptance Corp.
5.125%, due 12/31/24 (c)	3,055,000	2,843,081
6.625%, due 3/15/26	9,465,000	8,778,787
Enact Holdings, Inc.
6.50%, due 8/15/25 (c)	4,485,000	4,286,270
Jefferies Finance LLC
5.00%, due 8/15/28 (c)	10,185,000	7,511,437
LPL Holdings, Inc. (c)
4.00%, due 3/15/29	7,570,000	6,492,638
4.375%, due 5/15/31	3,630,000	3,010,046
4.625%, due 11/15/27	3,865,000	3,504,193
Oxford Finance LLC
6.375%, due 2/1/27 (c)	3,000,000	2,808,750
PennyMac Financial Services, Inc. (c)
4.25%, due 2/15/29	3,650,000	2,599,913
5.75%, due 9/15/31	3,050,000	2,181,875

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
PRA Group, Inc.
7.375%, due 9/1/25 (c)	$ 3,700,000	$ 3,579,528
StoneX Group, Inc.
8.625%, due 6/15/25 (c)	1,298,000	1,311,084
		53,833,202
Electric 1.7%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (c)	4,050,000	3,606,123
DPL, Inc.
4.125%, due 7/1/25	5,815,000	5,351,649
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/24 (a)(b)(c)	2,299,367	1,379,620
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (c)	4,650,000	3,743,250
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (c)	4,500,000	4,095,000
NRG Energy, Inc.
6.625%, due 1/15/27	2,555,000	2,502,025
Pattern Energy Operations LP
4.50%, due 8/15/28 (c)	4,205,000	3,645,525
PG&E Corp.
5.00%, due 7/1/28	5,185,000	4,458,874
5.25%, due 7/1/30	3,840,000	3,269,606
Vistra Corp. (c)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	3,350,000	2,924,584
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	7,800,000	7,162,561
Vistra Operations Co. LLC
5.00%, due 7/31/27 (c)	3,300,000	2,980,725
		45,119,542
Electrical Components & Equipment 0.3%
WESCO Distribution, Inc. (c)
7.125%, due 6/15/25	4,535,000	4,537,494
7.25%, due 6/15/28	2,500,000	2,448,629
		6,986,123
Engineering & Construction 0.5%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (c)	4,000,000	3,082,384
Railworks Holdings LP
8.25%, due 11/15/28 (c)	2,800,000	2,604,862
TopBuild Corp.
4.125%, due 2/15/32 (c)	4,480,000	3,411,483
Weekley Homes LLC
4.875%, due 9/15/28 (c)	5,800,000	4,683,581
		13,782,310

	Principal Amount	Value
Corporate Bonds
Entertainment 2.8%
Affinity Gaming
6.875%, due 12/15/27 (c)	$ 3,939,000	$ 3,211,073
Allen Media LLC
10.50%, due 2/15/28 (c)	4,040,000	1,999,800
Boyne USA, Inc.
4.75%, due 5/15/29 (c)	3,845,000	3,221,089
CCM Merger, Inc.
6.375%, due 5/1/26 (c)	2,170,000	1,980,233
CDI Escrow Issuer, Inc.
5.75%, due 4/1/30 (c)	6,190,000	5,405,820
Churchill Downs, Inc. (c)
4.75%, due 1/15/28	13,847,000	11,978,717
5.50%, due 4/1/27	9,256,000	8,564,947
International Game Technology plc
6.25%, due 1/15/27 (c)	7,225,000	6,990,982
Jacobs Entertainment, Inc.
6.75%, due 2/15/29 (c)	6,470,000	5,535,818
Live Nation Entertainment, Inc. (c)
3.75%, due 1/15/28	1,860,000	1,576,350
6.50%, due 5/15/27	6,435,000	6,192,079
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (c)	10,940,000	10,183,444
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (c)	2,280,000	1,878,207
Motion Bondco DAC
6.625%, due 11/15/27 (c)	4,500,000	3,808,125
Vail Resorts, Inc.
6.25%, due 5/15/25 (c)	2,800,000	2,761,976
		75,288,660
Food 0.9%
B&G Foods, Inc.
5.25%, due 4/1/25	4,142,000	3,603,540
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28 (c)	3,300,000	2,993,529
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (c)	5,130,000	5,168,475
Simmons Foods, Inc.
4.625%, due 3/1/29 (c)	6,200,000	5,068,500
TreeHouse Foods, Inc.
4.00%, due 9/1/28	3,000,000	2,392,170
United Natural Foods, Inc.
6.75%, due 10/15/28 (c)	6,325,000	5,784,845
		25,011,059
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (c)	6,500,000	6,370,000

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper 1.0%
Glatfelter Corp.
4.75%, due 11/15/29 (c)	$ 2,630,000	$ 1,512,250
Mercer International, Inc.
5.125%, due 2/1/29	9,880,000	7,873,175
5.50%, due 1/15/26	1,000,000	922,690
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	15,843,000	16,582,382
		26,890,497
Gas 0.5%
AmeriGas Partners LP
5.625%, due 5/20/24	4,425,000	4,226,117
5.75%, due 5/20/27	2,485,000	2,231,642
5.875%, due 8/20/26	6,885,000	6,238,920
		12,696,679
Hand & Machine Tools 0.1%
Werner FinCo LP
8.75%, due 7/15/25 (c)	4,250,000	3,612,500
Healthcare-Products 1.1%
Garden Spinco Corp.
8.625%, due 7/20/30 (c)	4,000,000	4,132,520
Hologic, Inc. (c)
3.25%, due 2/15/29	8,500,000	6,951,195
4.625%, due 2/1/28	2,000,000	1,845,000
Teleflex, Inc.
4.25%, due 6/1/28 (c)	9,615,000	8,362,839
4.625%, due 11/15/27	3,500,000	3,153,203
Varex Imaging Corp.
7.875%, due 10/15/27 (c)	4,092,000	4,014,250
		28,459,007
Healthcare-Services 5.1%
Acadia Healthcare Co., Inc. (c)
5.00%, due 4/15/29	1,750,000	1,549,823
5.50%, due 7/1/28	1,500,000	1,368,802
Catalent Pharma Solutions, Inc. (c)
3.125%, due 2/15/29	6,995,000	5,394,894
3.50%, due 4/1/30	3,065,000	2,411,297
5.00%, due 7/15/27	5,180,000	4,620,458
Centene Corp.
3.00%, due 10/15/30	6,250,000	4,949,625
3.375%, due 2/15/30	4,620,000	3,776,850
4.625%, due 12/15/29	4,870,000	4,376,182
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (c)	4,965,000	3,456,881

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
DaVita, Inc. (c)
3.75%, due 2/15/31	$ 3,200,000	$ 2,280,000
4.625%, due 6/1/30	4,600,000	3,559,250
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	4,710,708
4.625%, due 4/1/31	4,275,000	3,378,352
4.75%, due 2/1/30	7,650,000	6,293,470
HCA, Inc.
3.50%, due 9/1/30	3,073,000	2,537,438
5.375%, due 2/1/25	7,255,000	7,169,205
5.625%, due 9/1/28	1,295,000	1,234,028
5.875%, due 2/15/26	8,000,000	7,892,053
7.50%, due 11/6/33	12,100,000	12,754,786
7.58%, due 9/15/25	3,507,000	3,655,251
7.69%, due 6/15/25	9,195,000	9,521,418
8.36%, due 4/15/24	4,450,000	4,586,943
IQVIA, Inc.
5.00%, due 10/15/26 (c)	9,792,000	9,330,381
LifePoint Health, Inc.
5.375%, due 1/15/29 (c)	4,900,000	3,416,313
ModivCare Escrow Issuer, Inc.
5.00%, due 10/1/29 (c)	3,090,000	2,510,625
ModivCare, Inc.
5.875%, due 11/15/25 (c)	3,850,000	3,553,219
Molina Healthcare, Inc. (c)
3.875%, due 11/15/30	4,480,000	3,759,930
3.875%, due 5/15/32	3,200,000	2,621,205
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (c)	10,055,000	8,997,214
Select Medical Corp.
6.25%, due 8/15/26 (c)	2,000,000	1,881,840
		137,548,441
Holding Companies-Diversified 0.3%
Stena International SA
6.125%, due 2/1/25 (c)	9,525,000	8,934,222
Home Builders 2.1%
Adams Homes, Inc.
7.50%, due 2/15/25 (c)	6,315,000	5,209,875
Ashton Woods USA LLC
6.625%, due 1/15/28 (c)	1,000,000	838,047
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (c)	4,855,000	4,075,433
Century Communities, Inc.
3.875%, due 8/15/29 (c)	5,155,000	3,956,462
6.75%, due 6/1/27	6,775,000	6,330,660

	Principal Amount	Value
Corporate Bonds
Home Builders
Installed Building Products, Inc.
5.75%, due 2/1/28 (c)	$ 6,945,000	$ 6,215,424
M/I Homes, Inc.
3.95%, due 2/15/30	2,100,000	1,534,302
4.95%, due 2/1/28	3,000,000	2,498,175
Meritage Homes Corp.
3.875%, due 4/15/29 (c)	6,372,000	5,065,740
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (c)	4,705,000	4,611,465
Shea Homes LP (c)
4.75%, due 2/15/28	7,300,000	5,940,229
4.75%, due 4/1/29	2,748,000	2,129,782
STL Holding Co. LLC
7.50%, due 2/15/26 (c)	2,700,000	2,288,250
Winnebago Industries, Inc.
6.25%, due 7/15/28 (c)	5,885,000	5,443,625
		56,137,469
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,020,000	1,607,869
4.125%, due 4/30/31 (c)	4,323,000	3,398,959
Spectrum Brands, Inc.
5.75%, due 7/15/25	2,840,000	2,683,881
		7,690,709
Housewares 0.2%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	4,860,000	3,421,440
4.375%, due 2/1/32	3,235,000	2,300,732
		5,722,172
Insurance 1.0%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (c)	6,500,000	5,118,750
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,569,586
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (c)	1,000,000	982,175
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	5,992,793
NMI Holdings, Inc.
7.375%, due 6/1/25 (c)	3,245,000	3,147,325
Ryan Specialty Group LLC
4.375%, due 2/1/30 (c)	1,815,000	1,539,370
USI, Inc.
6.875%, due 5/1/25 (c)	6,300,000	6,056,073
		27,406,072

	Principal Amount	Value
Corporate Bonds
Internet 2.4%
Cars.com, Inc.
6.375%, due 11/1/28 (c)	$ 5,360,000	$ 4,569,400
Match Group Holdings II LLC
3.625%, due 10/1/31 (c)	1,500,000	1,132,500
Netflix, Inc.
4.875%, due 4/15/28	1,692,000	1,583,568
5.375%, due 11/15/29 (c)	2,500,000	2,350,000
5.75%, due 3/1/24	10,899,000	11,062,921
5.875%, due 2/15/25	1,510,000	1,508,747
5.875%, due 11/15/28	8,800,000	8,586,864
Northwest Fiber LLC
4.75%, due 4/30/27 (c)	2,250,000	1,957,500
NortonLifeLock, Inc. (c)
6.75%, due 9/30/27	4,100,000	3,934,073
7.125%, due 9/30/30	3,300,000	3,191,793
Uber Technologies, Inc. (c)
7.50%, due 5/15/25	2,400,000	2,394,000
7.50%, due 9/15/27	6,065,000	5,943,700
VeriSign, Inc.
4.75%, due 7/15/27	6,000,000	5,771,954
5.25%, due 4/1/25	9,025,000	8,997,138
		62,984,158
Investment Companies 1.5%
Compass Group Diversified Holdings LLC (c)
5.00%, due 1/15/32	3,250,000	2,375,595
5.25%, due 4/15/29	9,375,000	7,356,844
FS Energy and Power Fund
7.50%, due 8/15/23 (c)	23,640,000	23,509,913
Icahn Enterprises LP
5.25%, due 5/15/27	4,000,000	3,502,040
6.25%, due 5/15/26	4,000,000	3,738,160
		40,482,552
Iron & Steel 1.2%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,252,000
Big River Steel LLC
6.625%, due 1/31/29 (c)	6,800,000	6,258,584
Mineral Resources Ltd. (c)
8.00%, due 11/1/27	3,350,000	3,222,633
8.125%, due 5/1/27	12,545,000	12,157,171
8.50%, due 5/1/30	3,375,000	3,261,600
		32,151,988
Leisure Time 1.9%
Carnival Corp. (c)
4.00%, due 8/1/28	11,000,000	8,874,140
5.75%, due 3/1/27	19,065,000	13,355,986

	Principal Amount	Value
Corporate Bonds
Leisure Time
Carnival Corp. (c)
6.00%, due 5/1/29	$ 8,120,000	$ 5,331,348
7.625%, due 3/1/26	3,985,000	3,028,600
9.875%, due 8/1/27	7,000,000	6,860,000
10.50%, due 2/1/26	7,040,000	6,965,447
Royal Caribbean Cruises Ltd. (c)
5.375%, due 7/15/27	3,700,000	2,721,498
5.50%, due 4/1/28	5,500,000	3,853,520
		50,990,539
Lodging 1.8%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	10,292,666
4.75%, due 6/15/31 (c)	13,995,000	11,331,752
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32 (c)	1,070,000	819,512
4.00%, due 5/1/31 (c)	10,490,000	8,479,382
4.875%, due 1/15/30	7,825,000	6,807,750
5.75%, due 5/1/28 (c)	2,200,000	2,057,000
Hyatt Hotels Corp.
6.00%, due 4/23/30 (f)	1,000,000	969,345
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	4,000,000	3,216,889
Series FF
4.625%, due 6/15/30	2,000,000	1,807,360
Station Casinos LLC (c)
4.50%, due 2/15/28	1,500,000	1,231,150
4.625%, due 12/1/31	3,000,000	2,265,855
		49,278,661
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (c)	2,150,000	1,845,207
Vertiv Group Corp.
4.125%, due 11/15/28 (c)	8,350,000	6,721,750
		8,566,957
Machinery-Diversified 0.5%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)	5,030,000	50,300
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (c)	3,894,000	3,805,606
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (c)	2,148,000	1,798,950
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (c)	7,690,000	6,538,115
		12,192,971

	Principal Amount	Value
Corporate Bonds
Media 6.2%
Block Communications, Inc.
4.875%, due 3/1/28 (c)	$ 4,175,000	$ 3,611,375
Cable One, Inc.
4.00%, due 11/15/30 (c)	10,325,000	8,037,083
CCO Holdings LLC
4.25%, due 2/1/31 (c)	12,120,000	9,296,524
4.25%, due 1/15/34 (c)	7,265,000	5,200,142
4.50%, due 8/15/30 (c)	13,555,000	10,719,836
4.50%, due 5/1/32	11,250,000	8,580,037
4.50%, due 6/1/33 (c)	4,700,000	3,472,219
4.75%, due 3/1/30 (c)	7,715,000	6,258,794
5.00%, due 2/1/28 (c)	8,550,000	7,372,323
5.125%, due 5/1/27 (c)	12,000,000	10,830,000
5.375%, due 6/1/29 (c)	4,780,000	4,184,030
CSC Holdings LLC (c)
5.75%, due 1/15/30	6,705,000	4,765,679
6.50%, due 2/1/29	2,660,000	2,347,450
Directv Financing LLC
5.875%, due 8/15/27 (c)	10,100,000	8,707,311
DISH DBS Corp.
5.125%, due 6/1/29	1,500,000	881,250
7.75%, due 7/1/26	8,000,000	6,136,560
LCPR Senior Secured Financing DAC (c)
5.125%, due 7/15/29	3,310,000	2,492,652
6.75%, due 10/15/27	13,596,000	11,284,680
News Corp. (c)
3.875%, due 5/15/29	10,470,000	8,887,564
5.125%, due 2/15/32	3,085,000	2,707,087
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (c)	4,805,000	3,830,546
Sirius XM Radio, Inc. (c)
3.125%, due 9/1/26	3,315,000	2,911,316
3.875%, due 9/1/31	5,480,000	4,249,411
4.00%, due 7/15/28	2,750,000	2,339,095
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (a)(h)(i)	7,000,000	6,538,000
Videotron Ltd. (c)
5.125%, due 4/15/27	5,890,000	5,406,107
5.375%, due 6/15/24	9,580,000	9,388,400
Virgin Media Finance plc
5.00%, due 7/15/30 (c)	3,490,000	2,566,529
VZ Secured Financing BV
5.00%, due 1/15/32 (c)	6,285,000	4,695,498
		167,697,498
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc. (c)
5.00%, due 9/30/27	2,275,000	2,092,181

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware
Advanced Drainage Systems, Inc. (c)
6.375%, due 6/15/30	$ 3,470,000	$ 3,361,910
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	1,200,000	900,000
		6,354,091
Mining 1.7%
Arconic Corp.
6.00%, due 5/15/25 (c)	2,200,000	2,117,645
Century Aluminum Co.
7.50%, due 4/1/28 (c)	6,985,000	6,216,171
Compass Minerals International, Inc. (c)
4.875%, due 7/15/24	2,250,000	2,115,026
6.75%, due 12/1/27	7,990,000	7,508,802
Constellium SE
3.75%, due 4/15/29 (c)	3,000,000	2,190,243
First Quantum Minerals Ltd.
6.875%, due 10/15/27 (c)	1,800,000	1,620,000
IAMGOLD Corp.
5.75%, due 10/15/28 (c)	9,305,000	4,387,997
Novelis Corp. (c)
3.25%, due 11/15/26	6,550,000	5,467,481
3.875%, due 8/15/31	8,890,000	6,631,229
4.75%, due 1/30/30	7,935,000	6,506,700
		44,761,294
Miscellaneous—Manufacturing 0.8%
Amsted Industries, Inc. (c)
4.625%, due 5/15/30	2,615,000	2,164,435
5.625%, due 7/1/27	7,240,000	6,660,800
EnPro Industries, Inc.
5.75%, due 10/15/26	4,240,000	4,081,000
FXI Holdings, Inc.
7.875%, due 11/1/24 (c)	840,000	663,600
Hillenbrand, Inc.
5.75%, due 6/15/25	2,000,000	1,950,000
LSB Industries, Inc.
6.25%, due 10/15/28 (c)	8,190,000	7,027,225
		22,547,060
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (c)	4,445,000	3,785,967
Oil & Gas 6.2%
Ascent Resources Utica Holdings LLC (c)
7.00%, due 11/1/26	3,400,000	3,278,059
9.00%, due 11/1/27	2,684,000	3,273,954

	Principal Amount	Value
Corporate Bonds
Oil & Gas
California Resources Corp.
7.125%, due 2/1/26 (c)	$ 3,500,000	$ 3,290,000
Civitas Resources, Inc.
5.00%, due 10/15/26 (c)	2,250,000	2,044,080
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (c)	5,640,000	5,535,813
Comstock Resources, Inc.
6.75%, due 3/1/29 (c)	3,700,000	3,412,538
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (c)	10,805,000	9,967,937
EQT Corp.
6.125%, due 2/1/25 (f)	4,500,000	4,505,760
Gulfport Energy Corp.
8.00%, due 5/17/26	368,464	366,622
Gulfport Energy Operating Corp.
8.00%, due 5/17/26 (c)	8,284,024	8,242,604
Gulfport Energy Operating Corp. Escrow Claim Shares (g)(i)
6.00%, due 10/15/24	15,745,000	—
6.375%, due 5/15/25	8,000,000	—
6.375%, due 1/15/26	4,441,000	—
Hilcorp Energy I LP (c)
5.75%, due 2/1/29	1,610,000	1,407,567
6.00%, due 4/15/30	2,400,000	2,091,640
6.25%, due 4/15/32	2,455,000	2,174,664
Laredo Petroleum, Inc.
7.75%, due 7/31/29 (c)	3,930,000	3,621,063
Marathon Oil Corp.
4.40%, due 7/15/27	3,000,000	2,801,069
Matador Resources Co.
5.875%, due 9/15/26	7,250,000	6,993,857
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (c)	4,065,000	3,546,712
Occidental Petroleum Corp.
5.55%, due 3/15/26	10,200,000	10,211,628
5.875%, due 9/1/25	1,500,000	1,504,537
6.375%, due 9/1/28	1,500,000	1,493,902
6.45%, due 9/15/36	3,100,000	3,100,000
6.625%, due 9/1/30	1,940,000	1,969,100
7.50%, due 5/1/31	1,200,000	1,254,000
8.00%, due 7/15/25	1,750,000	1,855,000
Parkland Corp. (c)
4.50%, due 10/1/29	2,625,000	2,119,217
4.625%, due 5/1/30	3,880,000	3,145,419
5.875%, due 7/15/27	3,130,000	2,901,510
PDC Energy, Inc.
6.125%, due 9/15/24	2,891,000	2,845,257
Penn Virginia Holdings LLC
9.25%, due 8/15/26 (c)	3,000,000	2,820,000

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Permian Resources Operating LLC (c)
5.375%, due 1/15/26	$ 5,700,000	$ 5,201,250
6.875%, due 4/1/27	5,958,000	5,764,097
Range Resources Corp.
4.75%, due 2/15/30 (c)	1,000,000	867,230
8.25%, due 1/15/29	1,615,000	1,643,262
Rockcliff Energy II LLC
5.50%, due 10/15/29 (c)	9,125,000	7,989,632
Southwestern Energy Co.
4.75%, due 2/1/32	1,775,000	1,487,627
5.375%, due 3/15/30	3,360,000	3,027,528
5.70%, due 1/23/25 (f)	1,008,000	986,933
8.375%, due 9/15/28	1,600,000	1,656,478
Sunoco LP
4.50%, due 5/15/29	1,690,000	1,401,940
6.00%, due 4/15/27	2,000,000	1,907,100
Talos Production, Inc.
12.00%, due 1/15/26	19,985,000	20,834,362
Transocean Pontus Ltd.
6.125%, due 8/1/25 (c)	2,447,200	2,288,132
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (c)	6,839,000	6,257,685
Transocean Sentry Ltd.
5.375%, due 5/15/23 (c)	2,690,444	2,609,731
		165,696,496
Oil & Gas Services 0.8%
Bristow Group, Inc.
6.875%, due 3/1/28 (c)	8,135,000	7,164,087
Nine Energy Service, Inc.
8.75%, due 11/1/23 (c)	10,177,000	7,735,174
Weatherford International Ltd. (c)
6.50%, due 9/15/28	4,495,000	4,045,500
8.625%, due 4/30/30	3,970,000	3,457,250
		22,402,011
Packaging & Containers 0.4%
Ball Corp.
3.125%, due 9/15/31	5,000,000	3,768,750
Cascades, Inc. (c)
5.125%, due 1/15/26	2,810,000	2,544,016
5.375%, due 1/15/28	5,200,000	4,398,628
		10,711,394
Pharmaceuticals 2.3%
1375209 BC Ltd.
9.00%, due 1/30/28 (c)	991,000	983,568
180 Medical, Inc.
3.875%, due 10/15/29 (c)	3,270,000	2,709,097

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Bausch Health Cos., Inc. (c)
5.00%, due 1/30/28	$ 2,930,000	$ 1,078,855
6.25%, due 2/15/29	5,900,000	2,201,438
7.00%, due 1/15/28	1,750,000	666,680
11.00%, due 9/30/28	1,758,000	1,415,190
14.00%, due 10/15/30	347,000	189,115
BellRing Brands, Inc.
7.00%, due 3/15/30 (c)	5,300,000	4,847,910
Jazz Securities DAC
4.375%, due 1/15/29 (c)	8,790,000	7,592,362
Organon & Co. (c)
4.125%, due 4/30/28	8,200,000	7,011,000
5.125%, due 4/30/31	6,500,000	5,324,540
Owens & Minor, Inc. (c)
4.50%, due 3/31/29	5,000,000	3,925,626
6.625%, due 4/1/30	4,805,000	4,228,400
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (c)(g)(j)	10,311,000	8,145,885
Prestige Brands, Inc. (c)
3.75%, due 4/1/31	10,040,000	7,800,076
5.125%, due 1/15/28	4,895,000	4,404,836
		62,524,578
Pipelines 5.4%
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	404,511
Antero Midstream Partners LP (c)
5.375%, due 6/15/29	1,500,000	1,324,350
5.75%, due 1/15/28	1,565,000	1,424,150
Cheniere Energy Partners LP
4.00%, due 3/1/31	6,400,000	5,366,272
CNX Midstream Partners LP
4.75%, due 4/15/30 (c)	2,285,000	1,793,519
Crestwood Midstream Partners LP
8.00%, due 4/1/29 (c)	2,150,000	2,069,375
DT Midstream, Inc. (c)
4.125%, due 6/15/29	1,355,000	1,144,975
4.375%, due 6/15/31	2,975,000	2,453,542
Energy Transfer LP
4.40%, due 3/15/27	4,788,000	4,462,466
EnLink Midstream LLC
6.50%, due 9/1/30 (c)	1,675,000	1,635,637
EQM Midstream Partners LP
4.50%, due 1/15/29 (c)	1,880,000	1,514,674
4.75%, due 1/15/31 (c)	2,700,000	2,143,125
5.50%, due 7/15/28	720,000	615,406
6.00%, due 7/1/25 (c)	1,092,000	1,009,697
6.50%, due 7/1/27 (c)	1,850,000	1,709,564

	Principal Amount	Value
Corporate Bonds
Pipelines
EQM Midstream Partners LP
7.50%, due 6/1/30 (c)	$ 1,480,000	$ 1,398,556
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (c)	5,600,000	5,601,598
Genesis Energy LP
5.625%, due 6/15/24	1,000,000	940,014
6.25%, due 5/15/26	3,596,000	3,121,599
6.50%, due 10/1/25	1,600,000	1,446,558
7.75%, due 2/1/28	1,700,000	1,479,000
8.00%, due 1/15/27	7,170,000	6,291,675
Harvest Midstream I LP
7.50%, due 9/1/28 (c)	6,965,000	6,509,892
Hess Midstream Operations LP (c)
4.25%, due 2/15/30	2,000,000	1,615,000
5.625%, due 2/15/26	3,300,000	3,132,541
Holly Energy Partners LP (c)
5.00%, due 2/1/28	2,845,000	2,506,417
6.375%, due 4/15/27	1,565,000	1,494,575
ITT Holdings LLC
6.50%, due 8/1/29 (c)	4,880,000	3,785,757
MPLX LP
4.875%, due 12/1/24	3,240,000	3,200,512
4.875%, due 6/1/25	6,708,000	6,573,509
New Fortress Energy, Inc.
6.50%, due 9/30/26 (c)	5,060,000	4,674,934
NGL Energy Operating LLC
7.50%, due 2/1/26 (c)	3,490,000	3,104,739
NGPL PipeCo LLC
4.875%, due 8/15/27 (c)	4,280,000	3,985,056
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,264,079
PBF Logistics LP
6.875%, due 5/15/23	1,200,000	1,197,060
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (e)(k)	14,265,000	11,627,570
Rockies Express Pipeline LLC (c)
3.60%, due 5/15/25	2,000,000	1,800,000
4.80%, due 5/15/30	5,000,000	4,104,525
Ruby Pipeline LLC
8.00%, due 4/1/22 (c)(f)(g)(j)	14,811,364	12,293,432
Summit Midstream Holdings LLC
8.50%, due 10/15/26 (c)	8,215,000	7,711,831
Tallgrass Energy Partners LP
6.00%, due 3/1/27 (c)	1,500,000	1,360,890
TransMontaigne Partners LP
6.125%, due 2/15/26	8,330,000	6,955,550

	Principal Amount	Value
Corporate Bonds
Pipelines
Western Midstream Operating LP
4.65%, due 7/1/26	$ 2,000,000	$ 1,870,000
5.50%, due 8/15/48	5,000,000	4,043,750
		145,161,882
Real Estate 0.9%
Howard Hughes Corp. (The) (c)
4.125%, due 2/1/29	3,300,000	2,549,250
4.375%, due 2/1/31	2,500,000	1,795,763
Newmark Group, Inc.
6.125%, due 11/15/23	9,839,000	9,692,566
Realogy Group LLC (c)
5.25%, due 4/15/30	6,790,000	4,611,021
5.75%, due 1/15/29	5,750,000	4,147,188
		22,795,788
Real Estate Investment Trusts 2.4%
CTR Partnership LP
3.875%, due 6/30/28 (c)	3,680,000	3,026,800
GLP Capital LP
5.30%, due 1/15/29	5,700,000	5,195,303
5.375%, due 11/1/23	1,500,000	1,474,125
5.375%, due 4/15/26	1,506,000	1,440,504
MPT Operating Partnership LP
4.625%, due 8/1/29	1,500,000	1,206,855
5.00%, due 10/15/27	6,726,000	5,812,946
RHP Hotel Properties LP
4.50%, due 2/15/29 (c)	4,225,000	3,505,572
4.75%, due 10/15/27	7,325,000	6,372,750
SBA Communications Corp.
3.875%, due 2/15/27	3,000,000	2,660,730
VICI Properties LP (c)
3.875%, due 2/15/29	9,000,000	7,550,143
4.625%, due 6/15/25	3,100,000	2,917,186
5.625%, due 5/1/24	17,820,000	17,512,605
5.75%, due 2/1/27	7,095,000	6,685,477
		65,360,996
Retail 5.7%
1011778 BC ULC (c)
3.50%, due 2/15/29	4,355,000	3,581,987
3.875%, due 1/15/28	6,165,000	5,364,845
4.00%, due 10/15/30	14,205,000	11,187,574
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	3,913,195
4.625%, due 11/15/29 (c)	5,320,000	4,252,648
4.75%, due 3/1/30	5,212,000	4,070,480
5.00%, due 2/15/32 (c)	2,800,000	2,156,169

	Principal Amount	Value
Corporate Bonds
Retail
CEC Entertainment LLC
6.75%, due 5/1/26 (c)	$ 4,700,000	$ 4,231,662
Dave & Buster's, Inc.
7.625%, due 11/1/25 (c)	3,005,000	2,959,925
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (c)	4,165,000	3,353,700
Ken Garff Automotive LLC
4.875%, due 9/15/28 (c)	6,700,000	5,475,824
KFC Holding Co.
4.75%, due 6/1/27 (c)	5,775,000	5,364,773
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (c)	12,480,000	9,664,089
Lithia Motors, Inc. (c)
4.375%, due 1/15/31	2,000,000	1,637,560
4.625%, due 12/15/27	700,000	608,018
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,655,000
5.625%, due 5/1/27	2,994,000	2,861,456
NMG Holding Co., Inc.
7.125%, due 4/1/26 (c)	21,170,000	19,452,093
Papa John's International, Inc.
3.875%, due 9/15/29 (c)	4,415,000	3,529,058
Patrick Industries, Inc. (c)
4.75%, due 5/1/29	2,295,000	1,710,601
7.50%, due 10/15/27	5,615,000	5,111,573
Penske Automotive Group, Inc.
3.50%, due 9/1/25	2,000,000	1,830,813
PetSmart, Inc.
7.75%, due 2/15/29 (c)	4,005,000	3,580,230
Sonic Automotive, Inc. (c)
4.625%, due 11/15/29	4,510,000	3,540,350
4.875%, due 11/15/31	3,000,000	2,272,500
TPro Acquisition Corp.
11.00%, due 10/15/24 (c)	1,500,000	1,469,764
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (a)(g)(i)	9,675,000	—
Yum! Brands, Inc.
3.625%, due 3/15/31	11,870,000	9,486,504
4.625%, due 1/31/32	10,950,000	9,178,071
4.75%, due 1/15/30 (c)	10,432,000	9,116,629
5.375%, due 4/1/32	8,235,000	7,301,468
6.875%, due 11/15/37	2,000,000	1,994,840
		152,913,399
Software 4.0%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (c)	4,405,000	4,161,403

	Principal Amount	Value
Corporate Bonds
Software
AthenaHealth Group, Inc.
6.50%, due 2/15/30 (c)	$ 6,500,000	$ 5,138,705
Camelot Finance SA
4.50%, due 11/1/26 (c)	4,480,000	4,053,549
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (c)	2,042,000	2,029,636
Clarivate Science Holdings Corp. (c)
3.875%, due 7/1/28	7,485,000	6,173,628
4.875%, due 7/1/29	12,695,000	9,940,185
CWT Travel Group, Inc.
8.50%, due 11/19/26 (c)	2,297,916	1,976,208
Fair Isaac Corp.
5.25%, due 5/15/26 (c)	3,219,000	3,054,026
MSCI, Inc. (c)
3.25%, due 8/15/33	6,350,000	4,903,660
3.625%, due 9/1/30	7,315,000	6,018,760
3.625%, due 11/1/31	6,000,000	4,813,916
3.875%, due 2/15/31	10,620,000	8,941,658
4.00%, due 11/15/29	9,500,000	8,205,150
Open Text Corp. (c)
3.875%, due 2/15/28	4,560,000	3,771,211
3.875%, due 12/1/29	4,430,000	3,412,119
Open Text Holdings, Inc. (c)
4.125%, due 2/15/30	8,499,000	6,787,386
4.125%, due 12/1/31	4,425,000	3,332,545
PTC, Inc. (c)
3.625%, due 2/15/25	3,400,000	3,167,196
4.00%, due 2/15/28	9,236,000	8,077,667
SS&C Technologies, Inc.
5.50%, due 9/30/27 (c)	5,885,000	5,368,262
Veritas US, Inc.
7.50%, due 9/1/25 (c)	3,500,000	2,680,458
		106,007,328
Telecommunications 4.0%
Connect Finco SARL
6.75%, due 10/1/26 (c)	14,525,000	12,702,871
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	3,000,000	2,741,183
6.625%, due 8/1/26	4,495,000	4,079,153
Level 3 Financing, Inc.
3.75%, due 7/15/29 (c)	1,500,000	1,098,750
Quebecor Media, Inc.
5.75%, due 1/15/23	10,147,000	10,045,530
Sprint Capital Corp.
6.875%, due 11/15/28	31,815,000	32,689,913
Sprint Corp.
7.875%, due 9/15/23	14,030,000	14,173,316

	Principal Amount	Value
Corporate Bonds
Telecommunications
T-Mobile US, Inc.
2.875%, due 2/15/31	$ 7,000,000	$ 5,640,880
3.375%, due 4/15/29	3,630,000	3,136,247
3.50%, due 4/15/31	2,500,000	2,100,775
4.75%, due 2/1/28	11,450,000	10,808,915
5.375%, due 4/15/27	8,875,000	8,720,952
		107,938,485
Toys, Games & Hobbies 0.2%
Mattel, Inc. (c)
3.375%, due 4/1/26	3,200,000	2,855,801
3.75%, due 4/1/29	3,000,000	2,522,385
		5,378,186
Transportation 0.6%
Seaspan Corp.
5.50%, due 8/1/29 (c)	5,075,000	3,908,086
Watco Cos. LLC
6.50%, due 6/15/27 (c)	12,665,000	11,527,109
		15,435,195
Total Corporate Bonds (Cost $2,677,755,279)		2,333,842,844
Loan Assignments 4.0%
Automobile 0.2%
Dealer Tire LLC
Term Loan B1
7.365% (1 Month LIBOR + 4.25%), due 1/1/38 (d)	5,835,000	5,670,891
Beverage, Food & Tobacco 0.2%
United Natural Foods, Inc.
Initial Term Loan
6.399% (1 Month LIBOR + 3.25%), due 10/22/25 (d)	4,259,491	4,188,498
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
Initial Term Loan
6.365% (1 Month LIBOR + 3.25%), due 2/5/27 (d)	1,852,500	1,789,978
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
6.615% (1 Month LIBOR + 3.50%), due 5/5/28 (d)	6,241,379	6,020,328
		7,810,306
Diversified/Conglomerate Service 0.2%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
7.75% (3 Month LIBOR + 1.50%), due 3/1/24 (d)	3,826,752	3,814,794

	Principal Amount	Value
Loan Assignments
Finance 0.5%
AAdvantage Loyality IP Ltd.
Initial Term Loan
7.46% (3 Month LIBOR + 4.75%), due 4/20/28 (d)	$ 2,000,000	$ 1,934,166
RealTruck Group, Inc.
Initial Term Loan
6.615% (1 Month LIBOR + 3.50%), due 1/31/28 (d)	3,357,394	2,911,139
Schweitzer-Mauduit International, Inc.
Term Loan B
6.875% (1 Month LIBOR + 3.75%), due 4/20/28 (d)	5,184,375	4,808,508
Superannuation and Investments Finco Pty. Ltd.
Initial U.S. Term Loan
6.865% (1 Month LIBOR + 3.75%), due 12/1/28 (d)	2,679,750	2,602,707
		12,256,520
Healthcare, Education & Childcare 0.3%
LifePoint Health, Inc.
First Lien Term Loan B
6.871% (1 Month LIBOR + 3.75%), due 11/16/25 (d)	8,540,607	7,922,941
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
2021 Incremental Advance Term Loan B
6.127% (3 Month LIBOR + 3.25%), due 10/18/28 (d)	3,374,500	2,918,942
Manufacturing 0.1%
Adient U.S. LLC
Term Loan B1
6.365% (1 Month LIBOR + 3.25%), due 4/10/28 (d)	3,752,500	3,534,386
Media 0.3%
Directv Financing LLC
Closing Date Term Loan
8.115% (1 Month LIBOR + 5.00%), due 8/2/27 (d)	7,725,471	7,178,655
Oil & Gas 0.5%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
11.455% (3 Month LIBOR + 9.00%), due 11/1/25 (d)	2,842,000	2,969,890
PetroQuest Energy LLC (a)
Term Loan
TBD, due 1/1/28	750,000	750,000
2020 Term Loan
9.873% (9.94% PIK), due 9/19/26 (b)	594,776	594,776
Term Loan
10.024% (10.62% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (b)(d)(i)	6,147,872	6,147,872

	Principal Amount	Value
Loan Assignments
Oil & Gas
TransMontaigne Operating Co. LP
Tranche Term Loan B 6.493% - 6.552%
(1 Month LIBOR + 3.50%), due 11/17/28 (d)	$ 3,374,500	$ 3,186,092
		13,648,630
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
Initial Term Loan
6.62% (1 Month LIBOR + 3.50%), due 4/13/28 (d)	1,550,000	1,085,000
Retail 0.7%
Great Outdoors Group LLC
Term Loan B2
6.865% (1 Month LIBOR + 3.75%), due 3/6/28 (d)	21,632,022	19,887,940
Services Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
8.174% (3 Month LIBOR + 4.50%), due 9/29/28 (d)	3,522,414	3,462,533
Utilities 0.5%
PG&E Corp.
Term Loan
6.125% (1 Month LIBOR + 3.00%), due 6/23/25 (d)	13,196,250	12,594,171
Total Loan Assignments (Cost $110,962,742)		105,974,207
Total Long-Term Bonds (Cost $2,813,557,299)		2,467,839,111

	Shares
Common Stocks 2.4%
Distributors 0.1%
ATD New Holdings, Inc. (l)	44,740	3,193,317
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (a)(i)(l)	11,280	113
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (a)(i)(l)	4,822	964,400
Hotels, Restaurants & Leisure 0.2%
Carlson Travel, Inc. (a)(h)(l)	529,813	4,238,504
Carlson Travel, Inc. (h)(i)(l)	6,281	—
		4,238,504

	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers 0.5%
GenOn Energy, Inc. (h)(l)	115,826	$ 12,161,730
Metals & Mining 0.0% ‡
Neenah Enterprises, Inc. (a)(i)(l)	230,859	53,675
Oil, Gas & Consumable Fuels 1.6%
Chord Energy Corp.	29,445	4,027,193
Gulfport Energy Corp. (l)	323,995	28,605,518
PetroQuest Energy, Inc. (a)(i)(l)	8,224,665	—
Talos Energy, Inc. (l)	637,880	10,620,702
		43,253,413
Software 0.0% ‡
ASG warrant Corp. (i)(l)	3,368	—
Total Common Stocks (Cost $93,186,918)		63,865,152
Preferred Stocks 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (a)(i)(l)	10,741	6,713,125
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Operating Corp., 10.00%(10.00% Cash or 15.00% PIK) (a)(b)(h)(i)(l)	39	216,743
Total Preferred Stocks (Cost $10,336,701)		6,929,868

	Number of Warrants
Warrants 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
CWT Travel Holdings, Inc. (i)(l)
Expires 11/19/26	44,246	3,058
Expires 11/19/28	46,574	8,914
		11,972
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (l)	9,742	101,317
Total Warrants (Cost $8,174,223)		113,289
Total Investments (Cost $2,925,255,141)	94.5%	2,538,747,420
Other Assets, Less Liabilities	5.5	146,481,074
Net Assets	100.0%	$ 2,685,228,494

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security—As of September 30, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $34,358,453, which represented 1.3% of the Portfolio’s net assets.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of September 30, 2022.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Issue in default.
(k)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2022.
(l)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
TBD—To Be Determined
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 28,022,060	$ —	$ 28,022,060
Corporate Bonds	—	2,327,304,844	6,538,000	2,333,842,844
Loan Assignments	—	99,826,335	6,147,872	105,974,207
Total Long-Term Bonds	—	2,455,153,239	12,685,872	2,467,839,111
Common Stocks	43,253,413	19,593,551	1,018,188	63,865,152
Preferred Stocks	—	—	6,929,868	6,929,868
Warrants	101,317	—	11,972	113,289
Total Investments in Securities	$ 43,354,730	$ 2,474,746,790	$ 20,645,900	$ 2,538,747,420

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay International Equity Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 93.5%
China 3.0%
Tencent Holdings Ltd. (Interactive Media & Services)	354,155	$ 11,960,522
Denmark 1.8%
Chr Hansen Holding A/S (Chemicals)	150,509	7,377,806
France 12.3%
BioMerieux (Health Care Equipment & Supplies)	77,763	6,127,583
Dassault Systemes SE (Software)	184,952	6,357,482
Edenred (IT Services)	239,978	11,030,151
Sartorius Stedim Biotech (Life Sciences Tools & Services)	32,037	9,793,477
Teleperformance (Professional Services)	65,346	16,509,164
		49,817,857
Germany 10.4%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	70,273	7,400,320
Deutsche Boerse AG (Capital Markets)	68,260	11,238,122
Nemetschek SE (Software)	115,844	5,578,466
Scout24 SE (Interactive Media & Services) (a)	166,532	8,438,749
Symrise AG (Chemicals)	93,129	9,164,008
		41,819,665
Hong Kong 3.5%
AIA Group Ltd. (Insurance)	1,706,000	14,164,162
India 5.0%
HDFC Bank Ltd. (Banks)	778,067	13,482,284
Housing Development Finance Corp. Ltd. (Diversified Financial Services)	237,118	6,602,962
		20,085,246
Israel 3.2%
NICE Ltd., Sponsored ADR (Software) (b)	67,793	12,761,354
Italy 1.0%
Reply SpA (IT Services)	40,432	4,217,827
Japan 8.6%
Benefit One, Inc. (Professional Services)	464,500	6,430,131
Menicon Co. Ltd. (Health Care Equipment & Supplies)	286,300	5,810,909
MonotaRO Co. Ltd. (Trading Companies & Distributors)	366,500	5,539,818
Relo Group, Inc. (Real Estate Management & Development)	473,000	7,187,704
SMS Co. Ltd. (Professional Services)	215,000	4,296,004
TechnoPro Holdings, Inc. (Professional Services)	251,100	5,278,623
		34,543,189
Netherlands 8.6%
Adyen NV (IT Services) (a)(b)	11,696	14,550,387
IMCD NV (Trading Companies & Distributors)	86,756	10,296,105

	Shares	Value
Common Stocks
Netherlands
Koninklijke DSM NV (Chemicals)	88,840	$ 10,076,221
		34,922,713
Sweden 3.7%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	1,276,098	11,831,050
MIPS AB (Leisure Products)	106,461	3,140,395
		14,971,445
Switzerland 8.9%
Belimo Holding AG (Registered) (Building Products)	13,213	4,838,868
Lonza Group AG (Registered) (Life Sciences Tools & Services)	32,802	15,951,904
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	135,802	14,987,109
		35,777,881
United Kingdom 13.6%
Diageo plc (Beverages)	335,934	14,080,925
Experian plc (Professional Services)	400,715	11,747,848
HomeServe plc (Commercial Services & Supplies)	744,659	9,839,798
Linde plc (Chemicals)	43,621	11,759,785
St James's Place plc (Capital Markets)	656,797	7,492,118
		54,920,474
United States 9.9%
Accenture plc, Class A (IT Services)	15,299	3,936,433
Aon plc, Class A (Insurance)	16,642	4,457,892
Globant SA (IT Services) (b)	68,322	12,781,680
ICON plc (Life Sciences Tools & Services) (b)	81,623	15,000,675
STERIS plc (Health Care Equipment & Supplies)	23,785	3,954,970
		40,131,650
Total Common Stocks (Cost $464,883,765)		377,471,791
Exchange-Traded Fund 2.0%
United States 2.0%
iShares MSCI ACWI ex US ETF (c)	203,003	8,122,150
Total Exchange-Traded Fund (Cost $8,907,997)		8,122,150
Short-Term Investments 2.4%
Affiliated Investment Company 0.3%
United States 0.3%
MainStay U.S. Government Liquidity Fund, 2.409% (d)	1,178,466	1,178,466

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 2.1%
United States 2.1%
Invesco Government and Agency Portfolio, 3.03% (d)(e)	8,311,369	$ 8,311,369
Total Short-Term Investments (Cost $9,489,835)		9,489,835
Total Investments (Cost $483,281,597)	97.9%	395,083,776
Other Assets, Less Liabilities	2.1	8,410,227
Net Assets	100.0%	$ 403,494,003

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $8,120,110. The Portfolio received cash collateral with a value of $8,311,369.
(d)	Current yield as of September 30, 2022.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 145	$ 65,187	$ (64,154)	$ —	$ —	$ 1,178	$ 6	$ —	1,178
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 11,960,522	$ —	$ 11,960,522
Denmark	—	7,377,806	—	7,377,806
France	—	49,817,857	—	49,817,857
Germany	—	41,819,665	—	41,819,665
Hong Kong	—	14,164,162	—	14,164,162
India	—	20,085,246	—	20,085,246
Italy	—	4,217,827	—	4,217,827
Japan	—	34,543,189	—	34,543,189
Netherlands	—	34,922,713	—	34,922,713
Sweden	—	14,971,445	—	14,971,445
Switzerland	14,987,109	20,790,772	—	35,777,881
United Kingdom	11,759,785	43,160,689	—	54,920,474
All Other Countries	52,893,004	—	—	52,893,004
Total Common Stocks	79,639,898	297,831,893	—	377,471,791
Exchange-Traded Fund	8,122,150	—	—	8,122,150
Short-Term Investments
Affiliated Investment Company	1,178,466	—	—	1,178,466
Unaffiliated Investment Company	8,311,369	—	—	8,311,369
Total Short-Term Investments	9,489,835	—	—	9,489,835
Total Investments in Securities	$ 97,251,883	$ 297,831,893	$ —	$ 395,083,776

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP S&P 500 Index Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 1.6%
Boeing Co. (The) (a)	51,353	$ 6,217,821
General Dynamics Corp.	20,689	4,389,585
Howmet Aerospace, Inc.	34,013	1,052,022
Huntington Ingalls Industries, Inc.	3,675	814,013
L3Harris Technologies, Inc.	17,605	3,658,847
Lockheed Martin Corp.	21,711	8,386,742
Northrop Grumman Corp.	13,380	6,292,882
Raytheon Technologies Corp.	135,840	11,119,862
Textron, Inc.	19,461	1,133,798
TransDigm Group, Inc.	4,740	2,487,647
		45,553,219
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	11,397	1,097,645
Expeditors International of Washington, Inc.	15,051	1,329,154
FedEx Corp.	21,994	3,265,449
United Parcel Service, Inc., Class B	67,331	10,876,650
		16,568,898
Airlines 0.2%
Alaska Air Group, Inc. (a)	11,662	456,567
American Airlines Group, Inc. (a)	59,786	719,823
Delta Air Lines, Inc. (a)	58,991	1,655,288
Southwest Airlines Co. (a)	54,589	1,683,525
United Airlines Holdings, Inc. (a)	30,061	977,884
		5,493,087
Auto Components 0.1%
Aptiv plc (a)	24,926	1,949,462
BorgWarner, Inc.	21,789	684,175
		2,633,637
Automobiles 2.6%
Ford Motor Co.	363,347	4,069,486
General Motors Co.	134,142	4,304,617
Tesla, Inc. (a)	245,040	64,996,860
		73,370,963
Banks 3.7%
Bank of America Corp.	643,146	19,423,009
Citigroup, Inc.	178,179	7,424,719
Citizens Financial Group, Inc.	45,600	1,566,816
Comerica, Inc.	12,036	855,760
Fifth Third Bancorp	63,130	2,017,635
First Republic Bank	16,810	2,194,546
Huntington Bancshares, Inc.	132,683	1,748,762
JPMorgan Chase & Co.	269,799	28,193,995
KeyCorp	85,805	1,374,596
M&T Bank Corp.	16,157	2,848,802

	Shares	Value
Common Stocks
Banks
PNC Financial Services Group, Inc. (The)	37,732	$ 5,637,915
Regions Financial Corp.	85,965	1,725,318
Signature Bank	5,790	874,290
SVB Financial Group (a)	5,436	1,825,300
Truist Financial Corp.	122,029	5,313,143
U.S. Bancorp	124,391	5,015,445
Wells Fargo & Co.	348,964	14,035,332
Zions Bancorp NA	13,843	704,055
		102,779,438
Beverages 1.9%
Brown-Forman Corp., Class B	16,822	1,119,840
Coca-Cola Co. (The)	358,082	20,059,754
Constellation Brands, Inc., Class A	14,658	3,366,649
Keurig Dr Pepper, Inc.	78,168	2,799,978
Molson Coors Beverage Co., Class B	17,314	830,899
Monster Beverage Corp. (a)	35,386	3,077,167
PepsiCo, Inc.	126,969	20,728,959
		51,983,246
Biotechnology 2.2%
AbbVie, Inc.	162,666	21,831,404
Amgen, Inc.	49,214	11,092,836
Biogen, Inc. (a)	13,351	3,564,717
Gilead Sciences, Inc.	115,311	7,113,535
Incyte Corp. (a)	16,985	1,131,880
Moderna, Inc. (a)	30,952	3,660,074
Regeneron Pharmaceuticals, Inc. (a)	9,862	6,793,636
Vertex Pharmaceuticals, Inc. (a)	23,594	6,831,407
		62,019,489
Building Products 0.4%
Allegion plc	8,081	724,704
AO Smith Corp.	11,820	574,216
Carrier Global Corp.	77,426	2,753,268
Fortune Brands Home & Security, Inc.	11,897	638,750
Johnson Controls International plc	63,371	3,119,121
Masco Corp.	20,748	968,724
Trane Technologies plc	21,318	3,087,060
		11,865,843
Capital Markets 2.9%
Ameriprise Financial, Inc.	9,951	2,507,154
Bank of New York Mellon Corp. (The)	67,655	2,606,071
BlackRock, Inc.	13,871	7,632,934
Cboe Global Markets, Inc.	9,758	1,145,296
Charles Schwab Corp. (The)	140,480	10,096,298
CME Group, Inc.	33,068	5,857,335
FactSet Research Systems, Inc.	3,494	1,397,984

	Shares	Value
Common Stocks
Capital Markets
Franklin Resources, Inc.	26,134	$ 562,404
Goldman Sachs Group, Inc. (The)	31,405	9,203,235
Intercontinental Exchange, Inc.	51,379	4,642,093
Invesco Ltd.	41,851	573,359
MarketAxess Holdings, Inc.	3,463	770,483
Moody's Corp.	14,519	3,529,714
Morgan Stanley	123,201	9,734,111
MSCI, Inc.	7,406	3,123,777
Nasdaq, Inc.	31,183	1,767,452
Northern Trust Corp.	19,172	1,640,356
Raymond James Financial, Inc.	17,870	1,765,913
S&P Global, Inc.	31,345	9,571,196
State Street Corp.	33,821	2,056,655
T. Rowe Price Group, Inc.	20,764	2,180,428
		82,364,248
Chemicals 1.8%
Air Products and Chemicals, Inc.	20,406	4,749,088
Albemarle Corp.	10,776	2,849,605
Celanese Corp.	9,171	828,508
CF Industries Holdings, Inc.	18,332	1,764,455
Corteva, Inc.	66,112	3,778,301
Dow, Inc.	66,072	2,902,543
DuPont de Nemours, Inc.	46,083	2,322,583
Eastman Chemical Co.	11,299	802,794
Ecolab, Inc.	22,811	3,294,365
FMC Corp.	11,588	1,224,852
International Flavors & Fragrances, Inc.	23,455	2,130,418
Linde plc	45,850	12,360,701
LyondellBasell Industries NV, Class A	23,409	1,762,230
Mosaic Co. (The)	31,765	1,535,202
PPG Industries, Inc.	21,620	2,393,118
Sherwin-Williams Co. (The)	21,699	4,442,870
		49,141,633
Commercial Services & Supplies 0.5%
Cintas Corp.	7,913	3,071,747
Copart, Inc. (a)	19,679	2,093,846
Republic Services, Inc.	18,893	2,570,204
Rollins, Inc.	21,292	738,406
Waste Management, Inc.	34,605	5,544,067
		14,018,270
Communications Equipment 0.8%
Arista Networks, Inc. (a)	22,675	2,559,781
Cisco Systems, Inc.	380,972	15,238,880
F5, Inc. (a)	5,480	793,120
Juniper Networks, Inc.	29,680	775,242

	Shares	Value
Common Stocks
Communications Equipment
Motorola Solutions, Inc.	15,354	$ 3,438,835
		22,805,858
Construction & Engineering 0.1%
Quanta Services, Inc.	13,158	1,676,198
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,738	1,848,153
Vulcan Materials Co.	12,227	1,928,320
		3,776,473
Consumer Finance 0.5%
American Express Co.	55,182	7,444,604
Capital One Financial Corp.	35,312	3,254,707
Discover Financial Services	25,132	2,285,001
Synchrony Financial	44,322	1,249,437
		14,233,749
Containers & Packaging 0.3%
Amcor plc	138,256	1,483,487
Avery Dennison Corp.	7,476	1,216,345
Ball Corp.	28,917	1,397,270
International Paper Co.	33,306	1,055,800
Packaging Corp. of America	8,624	968,389
Sealed Air Corp.	13,361	594,698
Westrock Co.	23,396	722,702
		7,438,691
Distributors 0.2%
Genuine Parts Co.	13,012	1,942,952
LKQ Corp.	23,982	1,130,751
Pool Corp.	3,642	1,158,921
		4,232,624
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	166,046	44,337,603
Diversified Telecommunication Services 0.9%
AT&T, Inc.	655,598	10,056,873
Lumen Technologies, Inc.	87,632	637,961
Verizon Communications, Inc.	386,377	14,670,735
		25,365,569
Electric Utilities 2.0%
Alliant Energy Corp.	23,085	1,223,274
American Electric Power Co., Inc.	47,264	4,085,973
Constellation Energy Corp.	30,070	2,501,523
Duke Energy Corp.	70,838	6,589,351
Edison International	35,092	1,985,505

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	18,715	$ 1,883,291
Evergy, Inc.	21,116	1,254,290
Eversource Energy	31,873	2,484,819
Exelon Corp.	91,242	3,417,925
FirstEnergy Corp.	49,940	1,847,780
NextEra Energy, Inc.	180,761	14,173,470
NRG Energy, Inc.	21,634	827,933
PG&E Corp. (a)	44,351	554,388
Pinnacle West Capital Corp.	10,400	670,904
PPL Corp.	67,730	1,716,956
Southern Co. (The)	97,797	6,650,196
Xcel Energy, Inc.	50,324	3,220,736
		55,088,314
Electrical Equipment 0.5%
AMETEK, Inc.	21,121	2,395,333
Eaton Corp. plc	36,644	4,886,844
Emerson Electric Co.	54,400	3,983,168
Generac Holdings, Inc. (a)	5,872	1,046,038
Rockwell Automation, Inc.	10,620	2,284,468
		14,595,851
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	54,725	3,664,386
CDW Corp.	12,442	1,941,947
Corning, Inc.	69,993	2,031,197
Keysight Technologies, Inc. (a)	16,555	2,605,095
TE Connectivity Ltd.	29,425	3,247,343
Teledyne Technologies, Inc. (a)	4,312	1,455,170
Trimble, Inc. (a)	22,785	1,236,542
Zebra Technologies Corp., Class A (a)	4,765	1,248,478
		17,430,158
Energy Equipment & Services 0.3%
Baker Hughes Co.	93,082	1,950,999
Halliburton Co.	83,440	2,054,293
Schlumberger NV	130,125	4,671,487
		8,676,779
Entertainment 1.4%
Activision Blizzard, Inc.	65,495	4,868,898
Electronic Arts, Inc.	24,301	2,811,869
Live Nation Entertainment, Inc. (a)	13,072	993,995
Netflix, Inc. (a)	40,913	9,632,557
Take-Two Interactive Software, Inc. (a)	14,416	1,571,344
Walt Disney Co. (The) (a)	167,723	15,821,310
Warner Bros Discovery, Inc. (a)	203,240	2,337,260
		38,037,233

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 2.7%
Alexandria Real Estate Equities, Inc.	13,661	$ 1,915,136
American Tower Corp.	42,834	9,196,460
AvalonBay Communities, Inc.	12,865	2,369,604
Boston Properties, Inc.	13,122	983,756
Camden Property Trust	9,801	1,170,729
Crown Castle, Inc.	39,840	5,758,872
Digital Realty Trust, Inc.	26,442	2,622,518
Duke Realty Corp.	35,420	1,707,244
Equinix, Inc.	8,379	4,766,310
Equity Residential	31,143	2,093,432
Essex Property Trust, Inc.	5,991	1,451,200
Extra Space Storage, Inc.	12,320	2,127,787
Federal Realty OP LP	6,699	603,714
Healthpeak Properties, Inc.	49,642	1,137,795
Host Hotels & Resorts, Inc.	65,771	1,044,444
Invitation Homes, Inc.	53,346	1,801,494
Iron Mountain, Inc.	26,743	1,175,890
Kimco Realty Corp.	56,901	1,047,547
Mid-America Apartment Communities, Inc.	10,620	1,646,843
Prologis, Inc.	68,115	6,920,484
Public Storage	14,535	4,255,993
Realty Income Corp.	56,818	3,306,808
Regency Centers Corp.	14,169	763,001
SBA Communications Corp.	9,925	2,825,151
Simon Property Group, Inc.	30,117	2,703,001
UDR, Inc.	28,100	1,172,051
Ventas, Inc.	36,774	1,477,212
VICI Properties, Inc.	88,605	2,644,859
Vornado Realty Trust	14,821	343,254
Welltower, Inc.	42,630	2,741,962
Weyerhaeuser Co.	68,110	1,945,222
		75,719,773
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	40,753	19,246,419
Kroger Co. (The)	59,907	2,620,931
Sysco Corp.	46,872	3,314,319
Walgreens Boots Alliance, Inc.	65,995	2,072,243
Walmart, Inc.	131,138	17,008,599
		44,262,511
Food Products 1.1%
Archer-Daniels-Midland Co.	51,572	4,148,967
Campbell Soup Co.	18,528	873,039
Conagra Brands, Inc.	44,169	1,441,234
General Mills, Inc.	54,806	4,198,688
Hershey Co. (The)	13,512	2,978,991
Hormel Foods Corp.	26,626	1,209,885

	Shares	Value
Common Stocks
Food Products
J M Smucker Co. (The)	9,803	$ 1,347,030
Kellogg Co.	23,468	1,634,781
Kraft Heinz Co. (The)	73,282	2,443,955
Lamb Weston Holdings, Inc.	13,223	1,023,196
McCormick & Co., Inc. (Non-Voting)	23,044	1,642,346
Mondelez International, Inc., Class A	126,093	6,913,679
Tyson Foods, Inc., Class A	26,645	1,756,705
		31,612,496
Gas Utilities 0.0% ‡
Atmos Energy Corp.	12,870	1,310,810
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	161,114	15,589,391
ABIOMED, Inc. (a)	4,182	1,027,350
Align Technology, Inc. (a)	6,683	1,384,116
Baxter International, Inc.	46,333	2,495,495
Becton Dickinson and Co.	26,238	5,846,614
Boston Scientific Corp. (a)	131,710	5,101,128
Cooper Cos., Inc. (The)	4,539	1,197,842
Dentsply Sirona, Inc.	19,822	561,954
Dexcom, Inc. (a)	36,118	2,908,944
Edwards Lifesciences Corp. (a)	57,035	4,712,802
Hologic, Inc. (a)	22,968	1,481,895
IDEXX Laboratories, Inc. (a)	7,659	2,495,302
Intuitive Surgical, Inc. (a)	32,855	6,158,341
Medtronic plc	122,242	9,871,042
ResMed, Inc.	13,471	2,940,719
STERIS plc	9,201	1,529,942
Stryker Corp.	30,977	6,274,082
Teleflex, Inc.	4,315	869,300
Zimmer Biomet Holdings, Inc.	19,304	2,018,233
		74,464,492
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	14,301	1,935,354
Cardinal Health, Inc.	25,064	1,671,268
Centene Corp. (a)	52,586	4,091,717
Cigna Corp.	28,071	7,788,860
CVS Health Corp.	120,781	11,518,884
DaVita, Inc. (a)	5,124	424,114
Elevance Health, Inc.	22,080	10,029,619
HCA Healthcare, Inc.	19,805	3,639,961
Henry Schein, Inc. (a)	12,523	823,638
Humana, Inc.	11,643	5,649,067
Laboratory Corp. of America Holdings	8,317	1,703,405
McKesson Corp.	13,223	4,494,101
Molina Healthcare, Inc. (a)	5,345	1,762,995

	Shares	Value
Common Stocks
Health Care Providers & Services
Quest Diagnostics, Inc.	10,728	$ 1,316,218
UnitedHealth Group, Inc.	86,056	43,461,722
Universal Health Services, Inc., Class B	6,046	533,136
		100,844,059
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc. (a)	3,653	6,002,646
Caesars Entertainment, Inc. (a)	19,727	636,393
Carnival Corp. (a)	90,812	638,408
Chipotle Mexican Grill, Inc. (a)	2,554	3,838,049
Darden Restaurants, Inc.	11,277	1,424,511
Domino's Pizza, Inc.	3,301	1,023,970
Expedia Group, Inc. (a)	13,987	1,310,442
Hilton Worldwide Holdings, Inc.	25,235	3,043,846
Las Vegas Sands Corp. (a)	30,230	1,134,230
Marriott International, Inc., Class A	25,380	3,556,753
McDonald's Corp.	67,687	15,618,098
MGM Resorts International	30,018	892,135
Norwegian Cruise Line Holdings Ltd. (a)(b)	38,768	440,404
Royal Caribbean Cruises Ltd. (a)	20,180	764,822
Starbucks Corp.	105,562	8,894,654
Wynn Resorts Ltd. (a)	9,522	600,172
Yum! Brands, Inc.	26,178	2,783,769
		52,603,302
Household Durables 0.3%
DR Horton, Inc.	29,091	1,959,279
Garmin Ltd.	14,194	1,139,920
Lennar Corp., Class A	23,459	1,748,868
Mohawk Industries, Inc. (a)	4,851	442,363
Newell Brands, Inc.	34,627	480,969
NVR, Inc. (a)	284	1,132,331
PulteGroup, Inc.	21,298	798,675
Whirlpool Corp.	5,015	676,072
		8,378,477
Household Products 1.4%
Church & Dwight Co., Inc.	22,348	1,596,541
Clorox Co. (The)	11,331	1,454,787
Colgate-Palmolive Co.	76,740	5,390,985
Kimberly-Clark Corp.	31,061	3,495,605
Procter & Gamble Co. (The)	219,841	27,754,926
		39,692,844
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	61,450	1,388,770

	Shares	Value
Common Stocks
Industrial Conglomerates 0.8%
3M Co.	50,933	$ 5,628,097
General Electric Co.	100,884	6,245,728
Honeywell International, Inc.	61,980	10,348,801
		22,222,626
Insurance 2.2%
Aflac, Inc.	52,905	2,973,261
Allstate Corp. (The)	24,867	3,096,688
American International Group, Inc.	69,959	3,321,653
Aon plc, Class A	19,405	5,198,017
Arthur J. Gallagher & Co.	19,351	3,313,278
Assurant, Inc.	4,895	711,097
Brown & Brown, Inc.	21,568	1,304,433
Chubb Ltd.	38,423	6,988,375
Cincinnati Financial Corp.	14,646	1,311,842
Everest Re Group Ltd.	3,626	951,608
Globe Life, Inc.	8,337	831,199
Hartford Financial Services Group, Inc. (The)	29,729	1,841,414
Lincoln National Corp.	14,251	625,761
Loews Corp.	18,399	917,006
Marsh & McLennan Cos., Inc.	45,910	6,853,904
MetLife, Inc.	61,640	3,746,479
Principal Financial Group, Inc.	21,325	1,538,599
Progressive Corp. (The)	53,813	6,253,609
Prudential Financial, Inc.	34,224	2,935,735
Travelers Cos., Inc. (The)	21,833	3,344,816
W R Berkley Corp.	18,792	1,213,587
Willis Towers Watson plc	10,117	2,032,910
		61,305,271
Interactive Media & Services 4.7%
Alphabet, Inc. (a)
Class A	551,637	52,764,079
Class C	493,291	47,429,930

Match Group, Inc. (a)	26,035	1,243,171
Meta Platforms, Inc., Class A (a)	209,824	28,468,920
Twitter, Inc. (a)	61,858	2,711,855
		132,617,955
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc. (a)	815,419	92,142,347
eBay, Inc.	50,542	1,860,451
Etsy, Inc. (a)	11,648	1,166,314
		95,169,112
IT Services 4.3%
Accenture plc, Class A	58,195	14,973,574
Akamai Technologies, Inc. (a)	14,624	1,174,600
Automatic Data Processing, Inc.	38,228	8,646,791

	Shares	Value
Common Stocks
IT Services
Broadridge Financial Solutions, Inc.	10,785	$ 1,556,491
Cognizant Technology Solutions Corp., Class A	47,637	2,736,269
DXC Technology Co. (a)	21,149	517,728
EPAM Systems, Inc. (a)	5,278	1,911,639
Fidelity National Information Services, Inc.	55,935	4,227,008
Fiserv, Inc. (a)	58,842	5,505,846
FleetCor Technologies, Inc. (a)	6,901	1,215,749
Gartner, Inc. (a)	7,277	2,013,473
Global Payments, Inc.	25,499	2,755,167
International Business Machines Corp.	83,093	9,872,279
Jack Henry & Associates, Inc.	6,703	1,221,756
Mastercard, Inc., Class A	78,497	22,319,837
Paychex, Inc.	29,469	3,306,716
PayPal Holdings, Inc. (a)	106,397	9,157,590
VeriSign, Inc. (a)	8,587	1,491,562
Visa, Inc., Class A	150,423	26,722,646
		121,326,721
Leisure Products 0.0% ‡
Hasbro, Inc.	11,942	805,130
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	27,481	3,340,316
Bio-Rad Laboratories, Inc., Class A (a)	1,972	822,600
Bio-Techne Corp.	3,610	1,025,240
Charles River Laboratories International, Inc. (a)	4,679	920,827
Danaher Corp.	60,233	15,557,582
Illumina, Inc. (a)	14,453	2,757,488
IQVIA Holdings, Inc. (a)	17,159	3,108,181
Mettler-Toledo International, Inc. (a)	2,071	2,245,212
PerkinElmer, Inc.	11,613	1,397,392
Thermo Fisher Scientific, Inc.	36,045	18,281,664
Waters Corp. (a)	5,509	1,484,841
West Pharmaceutical Services, Inc.	6,812	1,676,297
		52,617,640
Machinery 1.6%
Caterpillar, Inc.	48,568	7,969,038
Cummins, Inc.	12,971	2,639,728
Deere & Co.	25,588	8,543,577
Dover Corp.	13,207	1,539,672
Fortive Corp.	32,724	1,907,809
IDEX Corp.	6,944	1,387,758
Illinois Tool Works, Inc.	25,922	4,682,809
Ingersoll Rand, Inc.	37,093	1,604,643
Nordson Corp.	4,974	1,055,831
Otis Worldwide Corp.	38,662	2,466,636
PACCAR, Inc.	31,990	2,677,243

	Shares	Value
Common Stocks
Machinery
Parker-Hannifin Corp.	11,810	$ 2,861,681
Pentair plc	15,130	614,732
Snap-on, Inc.	4,901	986,816
Stanley Black & Decker, Inc.	13,599	1,022,781
Westinghouse Air Brake Technologies Corp.	16,733	1,361,230
Xylem, Inc.	16,577	1,448,167
		44,770,151
Media 0.7%
Charter Communications, Inc., Class A (a)	10,198	3,093,563
Comcast Corp., Class A	405,153	11,883,138
DISH Network Corp., Class A (a)	23,093	319,376
Fox Corp.
Class A	28,196	865,053
Class B	12,947	368,990

Interpublic Group of Cos., Inc. (The)	35,975	920,960
News Corp.
Class A	35,475	536,027
Class B	10,990	169,466

Omnicom Group, Inc.	18,846	1,188,994
Paramount Global, Class B (b)	46,457	884,541
		20,230,108
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	131,561	3,595,562
Newmont Corp.	73,019	3,068,989
Nucor Corp.	24,084	2,576,747
		9,241,298
Multiline Retail 0.5%
Dollar General Corp.	20,884	5,009,236
Dollar Tree, Inc. (a)	19,420	2,643,062
Target Corp.	42,660	6,330,318
		13,982,616
Multi-Utilities 0.9%
Ameren Corp.	23,770	1,914,673
CenterPoint Energy, Inc.	57,915	1,632,045
CMS Energy Corp.	26,698	1,554,891
Consolidated Edison, Inc.	32,622	2,797,663
Dominion Energy, Inc.	76,591	5,293,204
DTE Energy Co.	17,824	2,050,651
NiSource, Inc.	37,348	940,796
Public Service Enterprise Group, Inc.	45,896	2,580,732
Sempra Energy	28,917	4,335,815
WEC Energy Group, Inc.	29,020	2,595,259
		25,695,729

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 4.2%
APA Corp.	30,041	$ 1,027,102
Chevron Corp.	165,679	23,803,102
ConocoPhillips	117,120	11,986,061
Coterra Energy, Inc.	73,195	1,911,853
Devon Energy Corp.	60,242	3,622,352
Diamondback Energy, Inc.	16,353	1,969,882
EOG Resources, Inc.	53,917	6,024,146
EQT Corp.	33,995	1,385,296
Exxon Mobil Corp.	383,426	33,476,924
Hess Corp.	25,636	2,794,068
Kinder Morgan, Inc.	182,405	3,035,219
Marathon Oil Corp.	62,338	1,407,592
Marathon Petroleum Corp.	45,874	4,556,664
Occidental Petroleum Corp.	68,558	4,212,889
ONEOK, Inc.	41,112	2,106,579
Phillips 66	44,257	3,572,425
Pioneer Natural Resources Co.	21,958	4,754,566
Valero Energy Corp.	36,246	3,872,885
Williams Cos., Inc. (The)	112,106	3,209,595
		118,729,200
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	21,326	4,604,283
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	196,445	13,965,275
Catalent, Inc. (a)	16,488	1,193,072
Eli Lilly and Co.	72,556	23,460,982
Johnson & Johnson	241,887	39,514,660
Merck & Co., Inc.	233,064	20,071,472
Organon & Co.	23,399	547,537
Pfizer, Inc.	516,341	22,595,082
Viatris, Inc.	111,558	950,474
Zoetis, Inc.	43,069	6,386,702
		128,685,256
Professional Services 0.4%
CoStar Group, Inc. (a)	36,428	2,537,210
Equifax, Inc.	11,261	1,930,473
Jacobs Solutions, Inc.	11,740	1,273,673
Leidos Holdings, Inc.	12,562	1,098,798
Nielsen Holdings plc	33,092	917,311
Robert Half International, Inc.	10,080	771,120
Verisk Analytics, Inc.	14,440	2,462,453
		10,991,038
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	29,548	1,994,786

	Shares	Value
Common Stocks
Road & Rail 0.9%
CSX Corp.	196,996	$ 5,247,973
JB Hunt Transport Services, Inc.	7,641	1,195,205
Norfolk Southern Corp.	21,609	4,530,327
Old Dominion Freight Line, Inc.	8,432	2,097,629
Union Pacific Corp.	57,453	11,192,994
		24,264,128
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc. (a)	148,519	9,410,164
Analog Devices, Inc.	47,823	6,663,657
Applied Materials, Inc.	80,036	6,557,349
Broadcom, Inc.	37,152	16,495,860
Enphase Energy, Inc. (a)	12,462	3,457,831
Intel Corp.	377,755	9,734,746
KLA Corp.	13,046	3,948,111
Lam Research Corp.	12,602	4,612,332
Microchip Technology, Inc.	50,829	3,102,094
Micron Technology, Inc.	101,490	5,084,649
Monolithic Power Systems, Inc.	4,089	1,485,943
NVIDIA Corp.	230,371	27,964,736
NXP Semiconductors NV	24,159	3,563,694
ON Semiconductor Corp. (a)	39,858	2,484,349
Qorvo, Inc. (a)	9,495	753,998
QUALCOMM, Inc.	103,317	11,672,755
Skyworks Solutions, Inc.	14,761	1,258,670
SolarEdge Technologies, Inc. (a)	5,118	1,184,612
Teradyne, Inc.	14,424	1,083,964
Texas Instruments, Inc.	84,062	13,011,116
		133,530,630
Software 8.5%
Adobe, Inc. (a)	43,056	11,849,011
ANSYS, Inc. (a)	8,010	1,775,817
Autodesk, Inc. (a)	19,989	3,733,945
Cadence Design Systems, Inc. (a)	25,196	4,117,782
Ceridian HCM Holding, Inc. (a)	14,081	786,846
Fortinet, Inc. (a)	60,212	2,958,216
Intuit, Inc.	25,951	10,051,341
Microsoft Corp.	686,132	159,800,143
NortonLifeLock, Inc.	54,472	1,097,066
Oracle Corp.	139,750	8,534,533
Paycom Software, Inc. (a)	4,472	1,475,715
PTC, Inc. (a)	9,726	1,017,340
Roper Technologies, Inc.	9,753	3,507,569
Salesforce, Inc. (a)	91,541	13,167,257
ServiceNow, Inc. (a)	18,584	7,017,504
Synopsys, Inc. (a)	14,073	4,299,442

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	3,825	$ 1,329,188
		236,518,715
Specialty Retail 2.2%
Advance Auto Parts, Inc.	5,579	872,221
AutoZone, Inc. (a)	1,793	3,840,480
Bath & Body Works, Inc.	21,004	684,730
Best Buy Co., Inc.	18,437	1,167,800
CarMax, Inc. (a)	14,643	966,731
Home Depot, Inc. (The)	94,554	26,091,231
Lowe's Cos., Inc.	58,800	11,043,228
O'Reilly Automotive, Inc. (a)	5,865	4,125,148
Ross Stores, Inc.	32,193	2,712,904
TJX Cos., Inc. (The)	107,791	6,695,977
Tractor Supply Co.	10,212	1,898,206
Ulta Beauty, Inc. (a)	4,767	1,912,473
		62,011,129
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc. (c)	1,389,811	192,071,880
Hewlett Packard Enterprise Co.	119,539	1,432,077
HP, Inc.	83,725	2,086,427
NetApp, Inc.	20,216	1,250,359
Seagate Technology Holdings plc	17,968	956,437
Western Digital Corp. (a)	28,812	937,831
		198,735,011
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	116,257	9,663,282
Ralph Lauren Corp.	3,947	335,219
Tapestry, Inc.	23,166	658,609
VF Corp.	30,381	908,696
		11,565,806
Tobacco 0.7%
Altria Group, Inc.	165,677	6,690,037
Philip Morris International, Inc.	142,616	11,838,554
		18,528,591
Trading Companies & Distributors 0.2%
Fastenal Co.	52,871	2,434,181
United Rentals, Inc. (a)	6,439	1,739,303
WW Grainger, Inc.	4,165	2,037,476
		6,210,960
Water Utilities 0.1%
American Water Works Co., Inc.	16,724	2,176,796

	Shares	Value
Common Stocks
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc. (a)	55,379	$ 7,430,200
Total Common Stocks (d) (Cost $997,574,855)		2,771,725,491

Short-Term Investments 0.8%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 2.409% (e)	428,123	428,123
Unaffiliated Investment Company 0.0% ‡
Invesco Government and Agency Portfolio, 3.03% (e)(f)	867,304	867,304

	Principal Amount
U.S. Treasury Debt 0.8%
U.S. Treasury Bills
2.902%, due 12/15/22 (c)(g)	$ 21,700,000	21,576,165
Total Short-Term Investments (Cost $22,858,613)		22,871,592
Total Investments (Cost $1,020,433,468)	100.0%	2,794,597,083
Other Assets, Less Liabilities	(0.0)‡	(684,007)
Net Assets	100.0%	$ 2,793,913,076

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $836,118. The Portfolio received cash collateral with a value of $867,304.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Portfolio’s net assets.
(e)	Current yield as of September 30, 2022.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 73	$ 23,042	$ (22,687)	$ —	$ —	$ 428	$ 1	$ —	428

Futures Contracts
As of September 30, 2022, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	108	December 2022	$ 21,926,464	$ 19,448,100	$ (2,478,364)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2022.
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 2,771,725,491	$ —	$ —	$ 2,771,725,491
Short-Term Investments
Affiliated Investment Company	428,123	—	—	428,123
Unaffiliated Investment Company	867,304	—	—	867,304
U.S. Treasury Debt	—	21,576,165	—	21,576,165
Total Short-Term Investments	1,295,427	21,576,165	—	22,871,592
Total Investments in Securities	$ 2,773,020,918	$ 21,576,165	$ —	$ 2,794,597,083
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,478,364)	$ —	$ —	$ (2,478,364)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Small Cap Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 95.0%
Aerospace & Defense 0.4%
Spirit AeroSystems Holdings, Inc., Class A	65,391	$ 1,433,371
Airlines 0.3%
Sun Country Airlines Holdings, Inc. (a)	96,191	1,309,160
Auto Components 0.5%
Dana, Inc.	156,336	1,786,921
Banks 9.8%
Allegiance Bancshares, Inc.	55,325	2,303,180
Ameris Bancorp	49,021	2,191,729
Bank OZK	57,248	2,264,731
Banner Corp.	27,210	1,607,567
Berkshire Hills Bancorp, Inc.	69,232	1,890,034
Cadence Bank	86,014	2,185,616
First Foundation, Inc.	66,800	1,211,752
First Hawaiian, Inc.	74,249	1,828,753
First Interstate BancSystem, Inc., Class A	61,905	2,497,867
FNB Corp.	167,544	1,943,510
Home BancShares, Inc.	112,310	2,528,098
OFG Bancorp	77,153	1,938,855
Old National Bancorp	149,472	2,461,804
Pacific Premier Bancorp, Inc.	68,847	2,131,503
Sandy Spring Bancorp, Inc.	56,213	1,982,070
Synovus Financial Corp.	55,649	2,087,394
United Community Banks, Inc.	69,723	2,307,831
Veritex Holdings, Inc.	71,811	1,909,454
		37,271,748
Beverages 0.4%
Celsius Holdings, Inc. (a)	14,740	1,336,623
Biotechnology 5.5%
ACADIA Pharmaceuticals, Inc. (a)	113,727	1,860,574
Alkermes plc (a)	43,809	978,255
Ascendis Pharma A/S, ADR (a)(b)	7,658	790,765
Celldex Therapeutics, Inc. (a)	66,208	1,861,107
Cytokinetics, Inc. (a)	63,455	3,074,395
Intellia Therapeutics, Inc. (a)	11,327	633,859
Iovance Biotherapeutics, Inc. (a)	118,062	1,131,034
Karuna Therapeutics, Inc. (a)	4,334	974,847
Kymera Therapeutics, Inc. (a)	70,891	1,543,297
Myovant Sciences Ltd. (a)	211,878	3,805,329
PTC Therapeutics, Inc. (a)	19,446	976,189
REVOLUTION Medicines, Inc. (a)	33,699	664,544
Rocket Pharmaceuticals, Inc. (a)	24,792	395,680
Sage Therapeutics, Inc. (a)	44,710	1,750,844

	Shares	Value
Common Stocks
Biotechnology
Syndax Pharmaceuticals, Inc. (a)	15,818	$ 380,106
		20,820,825
Building Products 1.2%
Apogee Enterprises, Inc.	49,459	1,890,323
Insteel Industries, Inc.	50,233	1,332,681
Zurn Elkay Water Solutions Corp.	60,033	1,470,809
		4,693,813
Capital Markets 0.9%
Greenhill & Co., Inc.	244,896	1,454,682
Hamilton Lane, Inc., Class A	29,809	1,776,915
		3,231,597
Chemicals 3.6%
Cabot Corp.	39,687	2,535,602
Livent Corp. (a)	174,767	5,356,608
Mativ Holdings, Inc.	98,007	2,163,995
Minerals Technologies, Inc.	27,459	1,356,749
Quaker Chemical Corp.	14,941	2,157,182
		13,570,136
Commercial Services & Supplies 2.9%
BrightView Holdings, Inc. (a)	166,250	1,320,025
Casella Waste Systems, Inc., Class A (a)	24,321	1,857,881
CoreCivic, Inc. (a)	143,048	1,264,544
Deluxe Corp.	65,113	1,084,132
Interface, Inc.	211,518	1,901,547
Loomis AB	80,229	1,968,754
MillerKnoll, Inc.	96,865	1,511,094
		10,907,977
Communications Equipment 1.0%
Calix, Inc. (a)	62,936	3,847,907
Construction & Engineering 1.3%
Badger Infrastructure Solutions Ltd. (b)	113,073	2,304,271
Fluor Corp. (a)	104,501	2,601,030
		4,905,301
Consumer Finance 2.6%
Enova International, Inc. (a)	91,275	2,671,619
Navient Corp.	107,542	1,579,792
PRA Group, Inc. (a)	124,515	4,091,563
PROG Holdings, Inc. (a)	112,341	1,682,868
		10,025,842
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc. (a)	57,815	2,107,357

	Shares	Value
Common Stocks
Diversified Consumer Services
H&R Block, Inc.	50,241	$ 2,137,252
		4,244,609
Electric Utilities 0.5%
Portland General Electric Co.	45,551	1,979,646
Electrical Equipment 1.1%
Acuity Brands, Inc.	16,541	2,604,711
EnerSys	30,016	1,746,031
		4,350,742
Electronic Equipment, Instruments & Components 1.4%
Coherent Corp. (a)	18,397	641,136
FARO Technologies, Inc. (a)	89,903	2,466,938
Novanta, Inc. (a)	17,877	2,067,475
		5,175,549
Energy Equipment & Services 3.6%
Cactus, Inc., Class A	51,605	1,983,180
ChampionX Corp.	99,214	1,941,618
DMC Global, Inc. (a)	79,238	1,266,223
Liberty Energy, Inc., Class A (a)	209,464	2,656,004
Nabors Industries Ltd. (a)	20,826	2,112,798
Patterson-UTI Energy, Inc.	138,540	1,618,147
TechnipFMC plc (a)	241,785	2,045,501
		13,623,471
Equity Real Estate Investment Trusts 3.1%
Essential Properties Realty Trust, Inc.	85,855	1,669,880
Pebblebrook Hotel Trust	96,042	1,393,569
Piedmont Office Realty Trust, Inc., Class A	288,420	3,045,715
Ryman Hospitality Properties, Inc.	26,768	1,969,857
Uniti Group, Inc.	258,816	1,798,771
Veris Residential, Inc. (a)	183,788	2,089,670
		11,967,462
Food Products 0.6%
Calavo Growers, Inc.	74,739	2,372,963
Gas Utilities 0.8%
New Jersey Resources Corp.	80,309	3,107,958
Health Care Equipment & Supplies 4.7%
Artivion, Inc. (a)	120,080	1,661,907
Enovis Corp. (a)	24,963	1,150,046
Globus Medical, Inc., Class A (a)	22,197	1,322,275
Inari Medical, Inc. (a)	26,065	1,893,362
Inspire Medical Systems, Inc. (a)	17,284	3,065,663

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Integra LifeSciences Holdings Corp. (a)	32,916	$ 1,394,322
Lantheus Holdings, Inc. (a)	43,516	3,060,480
NuVasive, Inc. (a)	45,335	1,986,126
SI-BONE, Inc. (a)	135,711	2,369,514
		17,903,695
Health Care Providers & Services 3.6%
Acadia Healthcare Co., Inc. (a)	29,799	2,329,686
AMN Healthcare Services, Inc. (a)	32,290	3,421,448
Cross Country Healthcare, Inc. (a)	61,189	1,735,932
Owens & Minor, Inc.	56,973	1,373,049
Premier, Inc., Class A	63,137	2,142,870
R1 RCM, Inc. (a)	136,635	2,531,847
		13,534,832
Health Care Technology 0.6%
NextGen Healthcare, Inc. (a)	130,647	2,312,452
Hotels, Restaurants & Leisure 2.3%
Cracker Barrel Old Country Store, Inc.	22,033	2,039,815
Hilton Grand Vacations, Inc. (a)	72,525	2,385,347
Texas Roadhouse, Inc.	24,265	2,117,364
Wingstop, Inc.	17,166	2,152,960
		8,695,486
Household Durables 1.2%
Skyline Champion Corp. (a)	89,374	4,725,203
Household Products 0.4%
Energizer Holdings, Inc.	67,362	1,693,481
Insurance 1.7%
Kemper Corp.	39,182	1,616,649
Lancashire Holdings Ltd.	300,743	1,658,782
ProAssurance Corp.	95,728	1,867,653
SiriusPoint Ltd. (a)	272,229	1,347,534
		6,490,618
Interactive Media & Services 0.9%
Cargurus, Inc. (a)	67,436	955,568
MediaAlpha, Inc., Class A (a)	119,641	1,046,859
Ziff Davis, Inc. (a)	20,447	1,400,210
		3,402,637
IT Services 1.7%
I3 Verticals, Inc., Class A (a)	108,797	2,179,204
Perficient, Inc. (a)	18,957	1,232,584

	Shares	Value
Common Stocks
IT Services
Verra Mobility Corp. (a)	192,338	$ 2,956,235
		6,368,023
Leisure Products 0.5%
Sturm Ruger & Co., Inc.	37,953	1,927,633
Life Sciences Tools & Services 0.4%
Codexis, Inc. (a)	218,849	1,326,225
Machinery 1.8%
Chart Industries, Inc. (a)	11,464	2,113,389
Kennametal, Inc.	70,898	1,459,081
Middleby Corp. (The) (a)	10,349	1,326,431
REV Group, Inc.	170,279	1,878,177
		6,777,078
Marine 0.9%
Kirby Corp. (a)	54,255	3,297,076
Media 0.9%
Criteo SA, Sponsored ADR (a)	59,231	1,601,014
Magnite, Inc. (a)	292,440	1,921,331
		3,522,345
Metals & Mining 2.1%
Carpenter Technology Corp.	68,364	2,128,855
Compass Minerals International, Inc.	44,596	1,718,284
Materion Corp.	28,740	2,299,200
MP Materials Corp. (a)	68,963	1,882,690
		8,029,029
Mortgage Real Estate Investment Trusts 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	48,390	1,448,313
Rithm Capital Corp.	204,422	1,496,369
		2,944,682
Oil, Gas & Consumable Fuels 1.9%
Chord Energy Corp.	22,541	3,082,932
SM Energy Co.	53,628	2,016,949
Viper Energy Partners LP	75,730	2,170,422
		7,270,303
Personal Products 1.9%
Edgewell Personal Care Co.	53,485	2,000,339
elf Beauty, Inc. (a)	101,925	3,834,419
Medifast, Inc.	14,309	1,550,523
		7,385,281

	Shares	Value
Common Stocks
Pharmaceuticals 1.6%
Arvinas, Inc. (a)	30,930	$ 1,376,076
Pacira BioSciences, Inc. (a)	85,254	4,534,660
		5,910,736
Professional Services 2.1%
Insperity, Inc.	30,456	3,109,253
Science Applications International Corp.	24,897	2,201,642
TriNet Group, Inc. (a)	39,196	2,791,539
		8,102,434
Real Estate Management & Development 1.1%
Marcus & Millichap, Inc.	68,723	2,252,740
Tricon Residential, Inc. (b)	231,055	1,998,626
		4,251,366
Semiconductors & Semiconductor Equipment 3.0%
Ichor Holdings Ltd. (a)	63,913	1,547,334
MKS Instruments, Inc.	11,585	957,384
Rambus, Inc. (a)	94,428	2,400,360
Silicon Motion Technology Corp., ADR	27,540	1,795,333
Synaptics, Inc. (a)	19,119	1,892,972
Tower Semiconductor Ltd. (a)	62,713	2,755,609
		11,348,992
Software 5.6%
Agilysys, Inc. (a)	47,658	2,637,870
Box, Inc., Class A (a)	84,398	2,058,467
Cerence, Inc. (a)	92,982	1,464,467
Consensus Cloud Solutions, Inc. (a)	51,227	2,423,037
Five9, Inc. (a)	27,688	2,076,046
InterDigital, Inc.	43,091	1,741,738
Jamf Holding Corp. (a)	90,179	1,998,367
Manhattan Associates, Inc. (a)	12,343	1,641,989
Rapid7, Inc. (a)	39,973	1,714,842
RingCentral, Inc., Class A (a)	45,516	1,818,819
Xperi Holding Corp. (a)	114,176	1,614,449
		21,190,091
Specialty Retail 1.2%
Monro, Inc.	107,114	4,655,174
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd. (a)	117,422	1,692,051
Textiles, Apparel & Luxury Goods 1.8%
Carter's, Inc.	23,167	1,518,133
Crocs, Inc. (a)	12,914	886,675
Kontoor Brands, Inc.	53,959	1,813,562

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods
Steven Madden Ltd.	94,374	$ 2,516,955
		6,735,325
Thrifts & Mortgage Finance 3.4%
Federal Agricultural Mortgage Corp., Class C	41,294	4,093,887
MGIC Investment Corp.	169,765	2,176,387
NMI Holdings, Inc., Class A (a)	114,019	2,322,567
Radian Group, Inc.	125,898	2,428,573
WSFS Financial Corp.	38,709	1,798,420
		12,819,834
Trading Companies & Distributors 3.9%
Air Lease Corp.	52,468	1,627,033
Applied Industrial Technologies, Inc.	33,416	3,434,496
Boise Cascade Co.	44,982	2,674,630
McGrath RentCorp	21,566	1,808,525
MRC Global, Inc. (a)	298,777	2,148,207
WESCO International, Inc. (a)	27,688	3,305,393
		14,998,284
Total Common Stocks (Cost $447,552,881)		361,273,987
Exchange-Traded Funds 2.0%
iShares Russell 2000 ETF (b)	36,705	6,053,388
iShares Russell 2000 Growth ETF (b)	1,366	282,202
iShares Russell 2000 Value ETF (b)	8,755	1,128,782
Total Exchange-Traded Funds (Cost $8,362,780)		7,464,372

	Number of Warrants
Warrants 0.0% ‡
Energy Equipment & Services 0.0% ‡
Nabors Industries Ltd.
Expires 6/11/26 (a)	10,100	183,315
Total Warrants (Cost $0)		183,315

	Shares
Short-Term Investments 5.2%
Affiliated Investment Company 2.8%
MainStay U.S. Government Liquidity Fund, 2.409% (c)	10,551,068	10,551,068

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies 2.4%
Invesco Government and Agency Portfolio, 3.03% (c)(d)	6,270,056	$ 6,270,056
State Street Institutional U.S. Government Money Market Fund, 3.002% (c)(d)	3,000,000	3,000,000
Total Unaffiliated Investment Companies (Cost $9,270,056)		9,270,056
Total Short-Term Investments (Cost $19,821,124)		19,821,124
Total Investments (Cost $475,736,785)	102.2%	388,742,798
Other Assets, Less Liabilities	(2.2)	(8,489,613)
Net Assets	100.0%	$ 380,253,185

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $10,091,247; the total market value of collateral held by the Portfolio was $10,562,924. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,292,868. The Portfolio received cash collateral with a value of $9,270,056.
(c)	Current yield as of September 30, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 95,813	$ (85,262)	$ —	$ —	$ 10,551	$ 52	$ —	10,551
Futures Contracts
As of September 30, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	81	December 2022	$ 7,501,065	$ 6,762,690	$ (738,375)

1.	As of September 30, 2022, cash in the amount of $490,050 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2022.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 8,939,223	$ 1,968,754	$ —	$ 10,907,977
Insurance	4,831,836	1,658,782	—	6,490,618
All Other Industries	343,875,392	—	—	343,875,392
Total Common Stocks	357,646,451	3,627,536	—	361,273,987
Exchange-Traded Funds	7,464,372	—	—	7,464,372
Warrants	183,315	—	—	183,315
Short-Term Investments
Affiliated Investment Company	10,551,068	—	—	10,551,068
Unaffiliated Investment Companies	9,270,056	—	—	9,270,056
Total Short-Term Investments	19,821,124	—	—	19,821,124
Total Investments in Securities	$ 385,115,262	$ 3,627,536	$ —	$ 388,742,798
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (738,375)	$ —	$ —	$ (738,375)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Strategic Bond Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.9%
Asset-Backed Securities 13.8%
Automobile Asset-Backed Securities 6.8%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 1,110,000	$ 1,043,141
Series 2021-4, Class D
1.82%, due 2/14/28	1,955,000	1,790,136
Series 2022-1, Class D
2.46%, due 3/13/28	2,620,000	2,384,050
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,550,000	2,195,256
Series 2020-2A, Class A
2.02%, due 2/20/27	1,010,000	900,161
CPS Auto Receivables Trust (a)
Series 2021-A, Class E
2.53%, due 3/15/28	2,100,000	1,936,750
Series 2021-C, Class E
3.21%, due 9/15/28	910,000	796,596
Series 2020-C, Class E
4.22%, due 5/17/27	855,000	816,631
Series 2019-C, Class E
4.30%, due 7/15/25	1,500,000	1,484,814
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, due 1/16/29	3,135,000	2,915,467
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	1,645,000	1,470,209
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	1,025,000	945,325
Series 2021-4, Class D
2.26%, due 12/15/27	2,590,000	2,291,099
Series 2020-1, Class E
3.52%, due 6/15/27	2,460,000	2,264,226
Series 2019-2, Class E
4.52%, due 12/15/26	1,258,000	1,203,548
Series 2020-3, Class E
4.98%, due 12/15/27	1,295,000	1,227,697
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class D
1.42%, due 4/15/27	1,350,000	1,229,773
Series 2021-3A, Class D
1.48%, due 7/15/27	3,430,000	3,024,108
Series 2021-4A, Class D
2.48%, due 10/15/27	2,160,000	1,951,251
Series 2020-1A, Class C
2.72%, due 11/17/25	2,565,000	2,522,282

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
GLS Auto Receivables Issuer Trust (a)
Series 2020-1A, Class D
3.68%, due 11/16/26	$ 1,430,000	$ 1,377,344
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	5,027,000	4,203,058
Series 2021-2A, Class D
4.34%, due 12/27/27	4,289,000	3,431,586
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	1,155,000	1,040,001
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, due 10/15/27	3,260,000	3,018,977
Series 2022-2, Class B
3.44%, due 9/15/27	2,300,000	2,223,448
		49,686,934
Home Equity Asset-Backed Securities 0.3%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
3.274% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	1,433,580	1,395,507
First NLC Trust
Series 2007-1, Class A1
3.154% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)	55,246	30,778
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
3.184% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	19,428	12,314
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
3.184% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	15,741	5,663
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
3.194% (1 Month LIBOR + 0.11%), due 2/25/37	16,752	5,595
Series 2007-HE7, Class M1
5.084% (1 Month LIBOR + 2.00%), due 7/25/37	930,000	741,522
		2,191,379
Other Asset-Backed Securities 6.7%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,486,226	1,118,626
Series 2019-1, Class B
3.85%, due 2/15/28	1,254,362	1,013,559
Series 2021-1, Class B
3.95%, due 7/11/30	1,500,000	1,216,766
Series 2015-2, Class A
4.00%, due 9/22/27	346,049	280,661

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
American Airlines Pass-Through Trust
Series 2013-2, Class A
4.95%, due 1/15/23	$ 1,728,668	$ 1,707,401
AMSR Trust (a)
Series 2020-SFR4, Class A
1.355%, due 11/17/37	2,995,000	2,675,276
Series 2020-SFR5, Class A
1.379%, due 11/17/37	840,000	755,629
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,297,910	1,152,849
Series 2021-1A, Class B1
1.98%, due 3/15/61	5,709,872	4,801,223
Series 2020-1, Class A2
1.99%, due 7/15/60	1,248,514	1,040,268
Series 2020-1, Class B1
2.28%, due 7/15/60	1,331,048	1,163,998
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	2,755,000	2,514,058
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	2,421,700	1,899,787
Series 2019-1A, Class A23
4.352%, due 5/20/49	1,503,500	1,367,633
FirstKey Homes Trust (a)
Series 2020-SFR1, Class A
1.339%, due 8/17/37	4,914,624	4,364,930
Series 2021-SFR2, Class B
1.607%, due 9/17/38	840,000	709,646
Series 2021-SFR1, Class B
1.788%, due 8/17/38	3,755,000	3,196,079
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	2,360,298	2,041,282
Navient Private Education Refi Loan Trust (a)
Series 2021-EA, Class B
2.03%, due 12/16/69	3,490,000	2,350,532
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,154,828
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	679,608
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,835,000	1,552,725
Series 2021-1, Class B1
2.41%, due 10/20/61	1,665,000	1,391,273

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
PFS Financing Corp.
Series 2022-D, Class B
4.90%, due 8/15/27 (a)	$ 1,340,000	$ 1,294,573
Progress Residential
Series 2021-SFR4, Class B
1.808%, due 5/17/38 (a)	2,085,000	1,806,404
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, due 10/17/27 (a)	1,680,000	1,499,433
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,776,575	1,348,055
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	799,067	773,815
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,825,506	1,760,757
		48,631,674
Total Asset-Backed Securities (Cost $113,065,163)		100,509,987
Corporate Bonds 46.3%
Aerospace & Defense 0.7%
Howmet Aerospace, Inc.
3.00%, due 1/15/29	2,150,000	1,756,464
L3Harris Technologies, Inc.
4.40%, due 6/15/28	3,270,000	3,072,249
		4,828,713
Agriculture 0.3%
BAT Capital Corp.
3.734%, due 9/25/40	1,900,000	1,217,308
BAT International Finance plc
4.448%, due 3/16/28	1,360,000	1,212,110
		2,429,418
Airlines 1.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,640,000	1,540,239
5.75%, due 4/20/29	3,255,000	2,839,988
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,185,000	1,150,228
4.75%, due 10/20/28	2,245,000	2,090,893
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,947,500	1,906,174
		9,527,522

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 2.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	$ 3,410,000	$ 3,022,274
4.125%, due 8/17/27	2,330,000	2,004,965
4.14% (3 Month LIBOR + 1.235%), due 2/15/23 (b)(c)	1,230,000	1,224,005
General Motors Co.
5.60%, due 10/15/32	685,000	611,463
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	658,898
2.70%, due 6/10/31	2,255,000	1,655,360
4.30%, due 4/6/29	1,400,000	1,216,780
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	5,030,000	4,085,202
		14,478,947
Auto Parts & Equipment 0.4%
Dana, Inc.
4.50%, due 2/15/32	3,885,000	2,769,957
Banks 15.5%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	3,000,000	2,703,363
Bank of America Corp.
2.087%, due 6/14/29 (d)	1,895,000	1,539,942
2.687%, due 4/22/32 (d)	2,520,000	1,967,451
3.384%, due 4/2/26 (d)	2,185,000	2,063,987
3.705%, due 4/24/28 (d)	1,695,000	1,542,346
Series MM
4.30%, due 1/28/25 (d)(e)	2,476,000	2,030,340
Series DD
6.30%, due 3/10/26 (d)(e)	1,810,000	1,777,963
8.57%, due 11/15/24	455,000	482,557
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(e)	3,750,000	2,311,125
5.20%, due 5/12/26	1,725,000	1,639,735
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (b)(e)	1,000,000	875,200
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	2,235,000	1,777,858
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,600,000	1,191,200
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	2,250,000	1,440,439
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (b)(e)	705,000	650,574
BPCE SA
2.045%, due 10/19/27 (a)(d)	1,370,000	1,153,467
Citigroup, Inc.
2.52%, due 11/3/32 (d)	1,465,000	1,110,085
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	2,180,000	1,733,100
5.50%, due 9/13/25	2,710,000	2,705,780

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc.
Series M
6.30%, due 5/15/24 (d)(e)	$ 3,975,000	$ 3,701,870
Citizens Financial Group, Inc.
Series G
4.00% (5 Year Treasury Constant Maturity Rate + 3.215%), due 10/6/26 (b)(e)	1,620,000	1,297,548
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	2,965,000	2,043,063
Credit Suisse Group AG (a)(d)
3.091%, due 5/14/32	2,195,000	1,540,973
6.442%, due 8/11/28	1,410,000	1,311,228
Deutsche Bank AG
3.035%, due 5/28/32 (d)	640,000	458,660
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	4,285,000	3,360,929
5.371%, due 9/9/27	1,660,000	1,602,135
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,741,365
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	1,205,000	899,900
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (d)	1,555,000	1,329,779
4.075% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	3,075,000	3,050,840
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(e)	3,875,000	3,080,625
6.75%, due 10/1/37	1,828,000	1,821,937
Huntington National Bank (The)
3.55%, due 10/6/23	894,000	884,306
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,460,000	2,332,727
JPMorgan Chase & Co. (d)
1.764%, due 11/19/31	1,769,000	1,293,013
Series HH
4.60%, due 2/1/25 (e)	1,762,000	1,534,878
Lloyds Banking Group plc
2.907%, due 11/7/23 (d)	1,160,000	1,157,292
4.582%, due 12/10/25	2,500,000	2,358,470
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	1,095,000	956,808
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(d)	2,065,000	1,551,725
Mizuho Financial Group, Inc.
5.414% (1 Year Treasury Constant Maturity Rate + 2.05%), due 9/13/28 (b)	1,935,000	1,891,449
Morgan Stanley
2.484%, due 9/16/36 (d)	2,895,000	2,074,640
5.00%, due 11/24/25	3,840,000	3,790,673
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,685,000	2,307,331
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (e)	2,740,000	1,712,500

	Principal Amount	Value
Corporate Bonds
Banks
Popular, Inc.
6.125%, due 9/14/23	$ 1,953,000	$ 1,939,427
Santander Holdings USA, Inc.
3.40%, due 1/18/23	5,055,000	5,033,718
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	3,455,000	2,580,885
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (c)	3,555,000	2,436,242
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (a)(b)(e)	3,345,000	2,211,714
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(e)	2,070,000	1,571,577
Synchrony Bank
5.40%, due 8/22/25	1,970,000	1,920,822
Texas Capital Bancshares, Inc.
4.00% (5 Year Treasury Constant Maturity Rate + 3.15%), due 5/6/31 (b)	3,010,000	2,592,998
UBS Group AG (a)(b)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (e)	2,715,000	1,783,755
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	1,300,000	1,220,332
Wells Fargo & Co.
3.00%, due 10/23/26	1,640,000	1,486,484
4.897%, due 7/25/33 (d)	2,735,000	2,521,488
Series U
5.875%, due 6/15/25 (d)(e)	595,000	566,469
Series S
5.90%, due 6/15/24 (d)(e)	2,725,000	2,479,234
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,825,000	1,335,142
		113,463,463
Chemicals 0.4%
Alpek SAB de CV
3.25%, due 2/25/31 (a)(c)	3,185,000	2,354,322
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,015,000	859,695
		3,214,017
Commercial Services 0.3%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,960,000	1,710,307
California Institute of Technology
3.65%, due 9/1/19	1,144,000	714,512
		2,424,819
Computers 0.7%
Dell International LLC
6.02%, due 6/15/26	625,000	627,517
8.10%, due 7/15/36	670,000	708,976

	Principal Amount	Value
Corporate Bonds
Computers
NCR Corp. (a)
5.00%, due 10/1/28	$ 3,660,000	$ 2,879,609
6.125%, due 9/1/29	893,000	768,887
		4,984,989
Diversified Financial Services 4.0%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	2,200,000	1,764,324
3.30%, due 1/23/23	1,400,000	1,392,160
Air Lease Corp.
2.30%, due 2/1/25	3,640,000	3,349,224
2.75%, due 1/15/23	1,040,000	1,034,020
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	3,325,000	2,494,063
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	1,430,000	1,018,875
5.75%, due 11/20/25	3,570,000	3,462,527
8.00%, due 11/1/31	2,010,000	2,107,198
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,340,000	1,959,620
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	5,405,000	4,691,540
Capital One Financial Corp.
5.247%, due 7/26/30 (d)	1,110,000	1,033,634
Discover Financial Services
3.85%, due 11/21/22	300,000	299,620
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,985,000	1,953,222
OneMain Finance Corp.
3.50%, due 1/15/27	2,715,000	2,114,910
6.125%, due 3/15/24	880,000	847,607
		29,522,544
Electric 2.1%
AEP Texas, Inc.
4.70%, due 5/15/32	1,460,000	1,344,252
Calpine Corp.
5.125%, due 3/15/28 (a)	3,275,000	2,812,788
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(e)	1,045,000	886,535
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	2,685,000	2,121,150
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,675,000	1,614,980

	Principal Amount	Value
Corporate Bonds
Electric
Ohio Power Co.
Series R
2.90%, due 10/1/51	$ 1,345,000	$ 840,610
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,460,000	1,497,060
Sempra Energy
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,935,000	2,303,975
WEC Energy Group, Inc.
5.018% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	1,860,340	1,544,082
		14,965,432
Environmental Control 0.2%
Covanta Holding Corp.
4.875%, due 12/1/29 (a)	1,025,000	828,466
Stericycle, Inc.
3.875%, due 1/15/29 (a)	310,000	256,719
		1,085,185
Food 0.7%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	1,775,000	1,603,073
Kraft Heinz Foods Co.
5.00%, due 7/15/35	718,000	653,453
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	2,005,000	1,548,142
U.S. Foods, Inc.
4.625%, due 6/1/30 (a)	1,575,000	1,303,320
		5,107,988
Gas 0.5%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	932,709
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,330,000	1,165,904
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	2,010,000	1,260,791
		3,359,404
Home Builders 0.6%
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	1,665,000	1,251,331
Toll Brothers Finance Corp.
3.80%, due 11/1/29	1,251,000	1,012,726
4.35%, due 2/15/28	2,089,000	1,820,891
		4,084,948

	Principal Amount	Value
Corporate Bonds
Household Products & Wares 0.4%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	$ 3,605,000	$ 3,163,568
Housewares 0.3%
Scotts Miracle-Gro Co. (The)
5.25%, due 12/15/26	1,960,000	1,778,843
Insurance 1.9%
Athene Global Funding
2.50%, due 3/24/28 (a)	2,985,000	2,484,766
Lincoln National Corp.
5.299% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	6,418,000	4,996,413
MassMutual Global Funding II
2.95%, due 1/11/25 (a)	2,995,000	2,863,581
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	870,000	843,813
Protective Life Corp.
8.45%, due 10/15/39	1,564,000	1,814,624
Willis North America, Inc.
3.875%, due 9/15/49	840,000	581,107
		13,584,304
Internet 1.1%
Expedia Group, Inc.
3.25%, due 2/15/30	1,950,000	1,581,468
3.80%, due 2/15/28	2,245,000	1,993,754
5.00%, due 2/15/26	315,000	309,736
Match Group Holdings II LLC (a)
3.625%, due 10/1/31	1,975,000	1,491,125
4.125%, due 8/1/30	148,000	121,545
5.00%, due 12/15/27	3,170,000	2,829,225
		8,326,853
Lodging 1.9%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	540,000	469,800
5.375%, due 5/1/25 (a)	3,470,000	3,391,413
Hyatt Hotels Corp.
1.80%, due 10/1/24	5,450,000	5,109,583
Marriott International, Inc.
3.75%, due 10/1/25	1,860,000	1,768,787
Series X
4.00%, due 4/15/28	880,000	796,836
MGM Resorts International
6.00%, due 3/15/23	2,300,000	2,300,690
		13,837,109

	Principal Amount	Value
Corporate Bonds
Media 0.5%
CCO Holdings LLC
5.375%, due 6/1/29 (a)	$ 545,000	$ 477,049
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,445,000	1,092,044
Grupo Televisa SAB
5.25%, due 5/24/49	1,735,000	1,506,873
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	740,000	750,279
		3,826,245
Mining 0.4%
Industrias Penoles SAB de CV
4.75%, due 8/6/50 (a)	4,007,000	2,852,984
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
4.64% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	3,055,000	2,138,451
Oil & Gas 0.7%
EQT Corp.
5.678%, due 10/1/25	1,730,000	1,719,352
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(f)	2,500,000	1,250,000
Marathon Petroleum Corp.
5.125%, due 12/15/26	2,425,000	2,384,070
		5,353,422
Packaging & Containers 0.3%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	166,000	156,040
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)(c)	2,208,000	2,000,934
		2,156,974
Pharmaceuticals 0.6%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,575,000	2,112,788
4.75%, due 5/9/27	2,855,000	2,424,780
		4,537,568
Pipelines 4.4%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,825,000	1,316,239
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)(c)	3,535,000	2,774,657
DCP Midstream Operating LP
3.25%, due 2/15/32	4,165,000	3,292,507

	Principal Amount	Value
Corporate Bonds
Pipelines
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	$ 1,660,000	$ 1,427,168
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	3,435,000	2,992,242
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,760,000	1,213,672
4.20%, due 1/31/50	545,000	416,168
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	1,797,330
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	3,710,000	2,995,825
5.625%, due 2/15/26	389,000	369,260
Holly Energy Partners LP
6.375%, due 4/15/27 (a)	960,000	916,800
MPLX LP
4.00%, due 3/15/28	2,500,000	2,277,372
4.125%, due 3/1/27	1,780,000	1,660,217
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,115,221
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,710,000	2,719,922
Targa Resources Corp.
4.20%, due 2/1/33	935,000	778,666
Venture Global Calcasieu Pass LLC
3.875%, due 11/1/33 (a)	1,790,000	1,391,725
Western Midstream Operating LP
5.50%, due 2/1/50 (g)	1,975,000	1,594,813
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,975,000	1,314,196
		32,364,000
Real Estate 0.1%
Realogy Group LLC
5.25%, due 4/15/30 (a)	1,425,000	967,703
Real Estate Investment Trusts 1.0%
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	2,254,000	1,851,638
5.25%, due 7/15/30 (c)	465,000	384,774
Office Properties Income Trust
2.65%, due 6/15/26	2,310,000	1,732,287
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	4,179,000	3,552,150
		7,520,849

	Principal Amount	Value
Corporate Bonds
Retail 1.3%
AutoNation, Inc.
4.75%, due 6/1/30	$ 2,860,000	$ 2,514,998
Nordstrom, Inc.
4.00%, due 3/15/27	840,000	693,000
4.25%, due 8/1/31	3,200,000	2,192,000
QVC, Inc.
4.375%, due 9/1/28	2,810,000	1,905,290
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	2,445,000	1,848,180
		9,153,468
Semiconductors 0.3%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,470,000	1,853,127
3.75%, due 2/15/51	910,000	596,769
		2,449,896
Software 0.4%
MSCI, Inc.
3.25%, due 8/15/33 (a)	3,150,000	2,432,525
Oracle Corp.
3.65%, due 3/25/41	685,000	465,405
		2,897,930
Telecommunications 0.7%
Altice France SA
5.125%, due 7/15/29 (a)	3,915,000	2,924,936
AT&T, Inc.
3.65%, due 6/1/51	1,860,000	1,256,535
T-Mobile US, Inc.
2.625%, due 2/15/29	875,000	722,435
		4,903,906
Total Corporate Bonds (Cost $405,886,497)		338,061,419
Foreign Government Bonds 2.6%
Brazil 0.2%
Brazil Government Bond
3.75%, due 9/12/31 (c)	1,745,000	1,410,376
Chile 0.6%
Chile Government Bond
2.55%, due 7/27/33	1,970,000	1,474,711
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	4,005,000	3,133,912
		4,608,623

	Principal Amount	Value
Foreign Government Bonds
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	$ 2,065,000	$ 1,395,662
4.50%, due 1/28/26	650,000	595,147
		1,990,809
Mexico 1.5%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	3,255,000	2,262,225
4.677%, due 2/9/51	2,765,000	1,600,625
Mexico Government Bond
3.75%, due 4/19/71	2,230,000	1,293,819
Petroleos Mexicanos
6.50%, due 3/13/27	3,570,000	2,989,875
6.75%, due 9/21/47	4,990,000	2,781,925
		10,928,469
Total Foreign Government Bonds (Cost $27,264,582)		18,938,277
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.2%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
7.115% (1 Month LIBOR + 4.00%), due 11/2/27	946,496	892,072
Second Lien Initial Term Loan
10.75% (3 Month LIBOR + 8.50%), due 11/2/28	645,000	567,600
		1,459,672
Entertainment 0.0% ‡
Fertitta Entertainment LLC
Initial Term Loan B
7.034% (1 Month LIBOR + 4.00%), due 1/27/29 (b)	2,606	2,413
Utilities 0.2%
Southwestern Energy Co.
Initial Term Loan
6.203% (3 Month LIBOR + 2.50%), due 6/22/27 (b)	1,707,100	1,677,226
Total Loan Assignments (Cost $3,276,389)		3,139,311
Mortgage-Backed Securities 29.8%
Agency (Collateralized Mortgage Obligations) 5.3%
FHLMC
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,235,470	835,750
REMIC, Series 5200, Class SA
1.219% (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	3,359,483	109,848

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5021, Class SA
1.269% (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	$ 3,965,021	$ 148,704
REMIC, Series 5070, Class IG
1.50%, due 1/25/44 (h)	8,339,542	452,915
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (h)	1,917,592	300,751
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (h)	1,066,868	171,699
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (h)	5,238,234	711,322
REMIC, Series 4924, Class NS
2.966% (1 Month LIBOR + 6.05%), due 10/25/49 (b)(h)	2,201,834	227,794
REMIC, Series 4957, Class SB
2.966% (1 Month LIBOR + 6.05%), due 11/25/49 (b)(h)	1,302,382	169,837
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (h)	2,425,854	298,685
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (h)	3,757,427	573,813
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,695,025	272,269
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,755,326	281,318
REMIC, Series 5176, Class PI
3.00%, due 7/25/51 (h)	1,619,901	233,245
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,418,577	172,586
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (h)	4,591,163	655,110
REMIC, Series 5191
3.50%, due 9/25/50 (h)	2,466,072	423,295
REMIC, Series 5036
3.50%, due 11/25/50 (h)	3,066,313	632,161
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,688,584	286,854
FHLMC, STRIPS
REMIC, Series 311
(zero coupon), due 8/15/43	869,084	642,953
REMIC, Series 311, Class S1
3.132% (1 Month LIBOR + 5.95%), due 8/15/43 (b)(h)	2,644,602	292,977
FNMA
REMIC, Series 2013-110, Class CO
(zero coupon), due 12/25/39	1,766,330	1,461,051
REMIC, Series 2013-105, Class QO
(zero coupon), due 5/25/40	495,567	407,597
REMIC, Series 2013-105, Class KO
(zero coupon), due 10/25/43	550,439	481,619

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2013-110, Class DO
(zero coupon), due 11/25/43	$ 797,085	$ 651,315
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	1,681,787	7,665
REMIC, Series 2022-3, Class YS
0.269% (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	10,916,800	173,076
REMIC, Series 2021-81, Class SA
0.319% (SOFR 30A + 2.60%), due 12/25/51 (b)(h)	13,794,481	172,537
REMIC, Series 2021-7, Class EI
2.50%, due 2/25/51 (h)	3,855,880	560,404
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,610,042	245,509
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	1,081,390	165,668
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	859,344	108,549
REMIC, Series 2021-40, Class SI
2.866% (1 Month LIBOR + 5.95%), due 9/25/47 (b)(h)	3,582,888	349,414
REMIC, Series 2016-57, Class SN
2.966% (1 Month LIBOR + 6.05%), due 6/25/46 (b)(h)	2,687,586	259,842
REMIC, Series 2019-32, Class SB
2.966% (1 Month LIBOR + 6.05%), due 6/25/49 (b)(h)	2,928,925	279,468
REMIC, Series 2020-23, Class PS
2.966% (1 Month LIBOR + 6.05%), due 2/25/50 (b)(h)	3,067,420	324,356
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50 (h)	2,691,377	443,639
REMIC, Series 2020-71, Class TI
3.00%, due 10/25/50 (h)	1,918,597	298,872
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	4,604,219	712,806
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,873,522	564,946
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,514,775	1,419,541
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (b)(h)	1,998,964	9,464
REMIC, Series 2022-24, Class SC
0.086% (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	39,591,544	414,828
REMIC, Series 2022-19, Class SG
0.166% (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	7,926,090	85,384
REMIC, Series 2021-77, Class KS
0.316% (SOFR 30A + 2.60%), due 5/20/51 (b)(h)	12,489,326	117,627
REMIC, Series 2020-115, Class YA
1.00%, due 8/20/50	2,094,743	1,603,637
REMIC, Series 2020-129, Class AG
1.00%, due 9/20/50	2,895,933	2,202,786

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	$ 4,063,422	$ 3,088,040
REMIC, Series 2021-158, Class SB
1.416% (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	4,930,773	227,416
REMIC, Series 2020-146, Class LI
2.00%, due 10/20/50 (h)	4,577,446	486,788
REMIC, Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	4,743,039	527,446
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	2,084,618	221,943
REMIC, Series 2020-176, Class AI
2.00%, due 11/20/50 (h)	12,943,083	1,539,274
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	4,120,398	439,520
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (h)	5,031,580	530,288
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	788,972	650,524
REMIC, Series 2021-56, Class FE
2.484% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	4,584,081	584,132
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	6,072,319	663,466
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	842,119	118,383
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	1,065,531	140,002
REMIC, Series 2021-57, Class IB
2.50%, due 2/20/51 (h)	4,382,846	636,969
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	3,729,816	463,715
REMIC, Series 2021-149, Class CI
2.50%, due 8/20/51 (h)	4,356,694	619,937
REMIC, Series 2021-162, Class KI
2.50%, due 9/20/51 (h)	3,953,535	570,958
REMIC, Series 2022-83
2.50%, due 11/20/51 (h)	2,068,143	279,045
REMIC, Series 2021-97, Class FA
2.684% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,096,154	970,253
REMIC, Series 2020-183, Class HT
2.77% (SOFR 30A + 5.77%), due 12/20/50 (b)(h)	4,725,375	390,730
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	5,992,502	875,110
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	4,899,510	760,911
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,973,085	631,804

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2019-145, Class LF
3.50% (1 Month LIBOR + 0.67%), due 11/20/49 (b)	$ 2,153,145	$ 1,959,978
		38,792,118
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.7%
BAMLL Commercial Mortgage Securities Trust (a)(b)
Series 2022-DKLX, Class E
6.973% (1 Month SOFR + 4.127%), due 1/15/39	1,335,000	1,266,174
Series 2022-DKLX, Class F
7.803% (1 Month SOFR + 4.957%), due 1/15/39	1,675,000	1,568,824
Bayview Commercial Asset Trust
Series 2005-3A, Class A1
3.564% (1 Month LIBOR + 0.48%), due 11/25/35 (a)(b)	978,682	889,930
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A
4.615% (1 Month SOFR + 1.77%), due 5/15/39 (a)(b)	1,830,000	1,791,142
BX Commercial Mortgage Trust (a)
Series 2021-XL2, Class A
3.507% (1 Month LIBOR + 0.689%), due 10/15/38 (b)	1,460,868	1,400,661
Series 2020-VIV2, Class C
3.66%, due 3/9/44 (i)	3,090,000	2,436,858
Series 2020-VIV3, Class B
3.662%, due 3/9/44 (i)	815,000	679,714
Series 2020-VIVA, Class D
3.667%, due 3/11/44 (i)	1,680,000	1,250,424
Series 2021-VOLT, Class D
4.468% (1 Month LIBOR + 1.65%), due 9/15/36 (b)	2,865,000	2,659,610
Series 2021-VOLT, Class E
4.818% (1 Month LIBOR + 2.00%), due 9/15/36 (b)	3,370,000	3,107,306
Series 2021-ACNT, Class E
5.015% (1 Month LIBOR + 2.197%), due 11/15/38 (b)	3,400,000	3,195,586
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	300,000	248,480
Series 2021-LBA, Class AJV
3.618% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	2,210,000	2,105,606
Series 2019-OC11, Class C
3.856%, due 12/9/41	975,000	809,286
Series 2021-MFM1, Class C
4.018% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	4,155,000	3,936,267
Series 2018-GW, Class C
4.038% (1 Month LIBOR + 1.22%), due 5/15/35 (b)	1,145,000	1,087,437
Series 2019-OC11, Class D
4.075%, due 12/9/41 (i)	1,085,000	885,547
Series 2019-OC11, Class E
4.075%, due 12/9/41 (i)	5,235,000	3,981,474

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2021-MFM1, Class D
4.318% (1 Month LIBOR + 1.50%), due 1/15/34 (b)	$ 3,091,500	$ 2,897,748
Series 2021-LBA, Class DV
4.418% (1 Month LIBOR + 1.60%), due 2/15/36 (b)	2,000,000	1,824,888
Series 2021-RISE, Class D
4.568% (1 Month LIBOR + 1.75%), due 11/15/36 (b)	3,095,000	2,870,251
Series 2021-ARIA, Class E
5.063% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	3,200,000	2,943,109
BXHPP Trust (a)(b)
Series 2021-FILM, Class C
3.918% (1 Month LIBOR + 1.10%), due 8/15/36	980,000	905,244
Series 2021-FILM, Class D
4.318% (1 Month LIBOR + 1.50%), due 8/15/36	755,000	689,146
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
6.034% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,500,000	1,417,400
COMM Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,705,000	1,658,399
Series 2013-CR9, Class B
4.433%, due 7/10/45 (a)(i)	1,500,000	1,453,248
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,657,500	2,147,752
DROP Mortgage Trust
Series 2021-FILE, Class A
3.97% (1 Month LIBOR + 1.15%), due 10/15/43 (a)(b)	2,005,000	1,932,128
Extended Stay America Trust
Series 2021-ESH, Class D
5.068% (1 Month LIBOR + 2.25%), due 7/15/38 (a)(b)	4,205,120	4,025,990
FREMF Mortgage Trust (a)(i)
REMIC, Series 2017-K63, Class C
4.009%, due 2/25/50	1,925,000	1,766,325
REMIC, Series 2018-K154, Class B
4.16%, due 11/25/32	2,450,000	2,099,507
REMIC, Series 2018-K78, Class B
4.266%, due 6/25/51	745,000	691,542
REMIC, Series 2018-K155, Class B
4.309%, due 4/25/33	2,975,000	2,583,251
REMIC, Series 2018-K84, Class C
4.313%, due 10/25/28	610,000	555,992
REMIC, Series 2018-K81, Class C
4.315%, due 9/25/51	2,020,000	1,819,283
REMIC, Series 2018-K81, Class B
4.315%, due 9/25/51	140,000	129,183
REMIC, Series 2018-K76, Class B
4.351%, due 6/25/51	420,000	390,988

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(i)
REMIC, Series 2018-K79, Class B
4.351%, due 7/25/51	$ 455,000	$ 421,416
REMIC, Series 2019-K87, Class C
4.471%, due 1/25/51	1,385,000	1,263,999
REMIC, Series 2019-K88, Class C
4.529%, due 2/25/52	2,185,000	1,994,796
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	845,000	730,931
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class B
4.379%, due 7/5/31 (a)	2,795,000	2,673,125
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,120,000	947,954
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
6.334% (1 Month LIBOR + 3.25%), due 10/25/49	2,994,936	2,839,805
Series 2020-01, Class M10
6.834% (1 Month LIBOR + 3.75%), due 3/25/50	975,000	910,829
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	910,000	747,542
SLG Office Trust
Series 2021-OVA, Class D
2.851%, due 7/15/41 (a)	1,825,000	1,355,783
SMRT
Series 2022-MINI, Class D
4.796% (1 Month SOFR + 1.95%), due 1/15/39 (a)(b)	3,400,000	3,187,220
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(j)	2,290,000	2,236,867
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194%, due 8/17/36 (a)(i)	3,185,000	2,912,280
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	2,150,000	2,057,387
		92,381,634
Whole Loan (Collateralized Mortgage Obligations) 11.8%
Alternative Loan Trust
Series 2005-31, Class 1A1
3.644% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	2,458,757	2,179,073
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2M2
5.084% (1 Month LIBOR + 2.00%), due 1/25/40	1,758,758	1,723,770

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2021-R01, Class 1B1
5.381% (SOFR 30A + 3.10%), due 10/25/41	$ 4,575,000	$ 4,146,093
Series 2020-SBT1, Class 1M2
6.734% (1 Month LIBOR + 3.65%), due 2/25/40	1,700,000	1,664,461
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class M2
4.281% (SOFR 30A + 2.00%), due 12/25/50	4,063,293	3,994,711
Series 2021-HQA2, Class M2
4.331% (SOFR 30A + 2.05%), due 12/25/33	2,555,000	2,268,727
Series 2021-HQA3, Class M2
4.381% (SOFR 30A + 2.10%), due 9/25/41	3,320,000	2,788,801
Series 2021-HQA1, Class M2
4.531% (SOFR 30A + 2.25%), due 8/25/33	3,130,000	2,868,033
Series 2021-HQA1, Class B1
5.281% (SOFR 30A + 3.00%), due 8/25/33	4,045,000	3,296,602
Series 2021-DNA5, Class B1
5.331% (SOFR 30A + 3.05%), due 1/25/34	3,615,000	3,207,207
Series 2021-HQA2, Class B1
5.431% (SOFR 30A + 3.15%), due 12/25/33	2,500,000	2,029,491
Series 2020-HQA1, Class B1
5.434% (1 Month LIBOR + 2.35%), due 1/25/50	2,305,000	2,082,182
Series 2020-DNA2, Class B1
5.584% (1 Month LIBOR + 2.50%), due 2/25/50	3,520,000	3,178,191
Series 2021-HQA3, Class B1
5.631% (SOFR 30A + 3.35%), due 9/25/41	5,030,000	4,310,432
Series 2022-DNA1, Class B1
5.681% (SOFR 30A + 3.40%), due 1/25/42	4,835,000	4,185,610
Series 2022-DNA2, Class M2
6.031% (SOFR 30A + 3.75%), due 2/25/42	2,065,000	1,886,897
FHLMC STACR Trust (a)(b)
Series 2019-DNA3, Class B1
6.334% (1 Month LIBOR + 3.25%), due 7/25/49	2,645,000	2,533,445
Series 2018-DNA2, Class B1
6.784% (1 Month LIBOR + 3.70%), due 12/25/30	4,225,000	4,165,490
Series 2019-DNA2, Class B1
7.434% (1 Month LIBOR + 4.35%), due 3/25/49	1,900,000	1,894,571
Series 2019-DNA1, Class B1
7.734% (1 Month LIBOR + 4.65%), due 1/25/49	2,625,000	2,658,400
FHLMC Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B1
5.681% (SOFR 30A + 3.40%), due 8/25/33 (a)(b)	1,765,000	1,588,571
FNMA (b)
Series 2021-R02, Class 2B1
5.581% (SOFR 30A + 3.30%), due 11/25/41 (a)	1,630,000	1,471,652
Series 2017-C07, Class 2M2
5.584% (1 Month LIBOR + 2.50%), due 5/25/30	2,050,041	2,046,474

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA (b)
Series 2017-C04, Class 2M2
5.934% (1 Month LIBOR + 2.85%), due 11/25/29	$ 1,145,273	$ 1,152,406
Series 2018-C01, Class 1B1
6.634% (1 Month LIBOR + 3.55%), due 7/25/30	3,730,000	3,716,009
Series 2017-C05, Class 1B1
6.684% (1 Month LIBOR + 3.60%), due 1/25/30	1,070,000	1,061,318
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(j)	514,365	487,922
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
3.524% (1 Month LIBOR + 0.44%), due 6/25/37 (b)	506,613	468,164
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.359%, due 8/25/59 (i)	3,359,988	2,078,107
Series 2019-4A, Class B6
4.672%, due 12/25/58 (j)	3,085,531	1,882,766
Series 2019-2A, Class B6
4.896%, due 12/25/57 (j)	1,259,473	807,013
NewRez Warehouse Securitization Trust
Series 2021-1, Class B
3.984% (1 Month LIBOR + 0.90%), due 5/25/55 (a)(b)	2,665,000	2,604,007
Sequoia Mortgage Trust
Series 2018-7, Class B3
4.253%, due 9/25/48 (a)(j)	1,550,386	1,271,944
STACR Trust (a)(b)
Series 2018-HRP2, Class M3
5.484% (1 Month LIBOR + 2.40%), due 2/25/47	4,332,933	4,203,462
Series 2018-HRP1, Class B1
6.834% (1 Month LIBOR + 3.75%), due 4/25/43	2,275,000	2,227,102
Series 2018-HRP2, Class B1
7.284% (1 Month LIBOR + 4.20%), due 2/25/47	1,700,000	1,661,749
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
2.152% (12 Month Monthly Treasury Average Index + 1.048%), due 8/25/46 (b)	798,392	707,740
		86,498,593
Total Mortgage-Backed Securities (Cost $236,190,682)		217,672,345

	Principal Amount	Value
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	$ 3,030,000	$ 2,019,461
Total Municipal Bond (Cost $3,030,000)		2,019,461
U.S. Government & Federal Agencies 5.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.4%
UMBS, 30 Year
3.50%, due 7/1/52	3,557,076	3,207,147
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.2%
UMBS, 30 Year
4.00%, due 6/1/52	12,858,816	11,945,762
4.00%, due 7/1/52	3,968,002	3,686,203
		15,631,965
United States Treasury Bonds 0.6%
U.S. Treasury Bonds
3.00%, due 8/15/52	3,110,000	2,683,833
3.375%, due 8/15/42	2,175,000	1,970,074
		4,653,907
United States Treasury Note 2.5%
U.S. Treasury Notes
2.75%, due 8/15/32	20,100,000	18,378,938
Total U.S. Government & Federal Agencies (Cost $44,965,771)		41,871,957
Total Long-Term Bonds (Cost $833,679,084)		722,212,757

	Shares
Short-Term Investments 1.1%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 2.409% (k)	5,844,444	5,844,444
Unaffiliated Investment Companies 0.3%
Invesco Government and Agency Portfolio, 3.03% (k)(l)	1,372,723	1,372,723

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
State Street Institutional U.S. Government Money Market Fund, 3.002% (k)(l)	1,000,000	$ 1,000,000
Total Unaffiliated Investment Companies (Cost $2,372,723)		2,372,723
Total Short-Term Investments (Cost $8,217,167)		8,217,167
Total Investments (Cost $841,896,251)	100.0%	730,429,924
Other Assets, Less Liabilities	0.0‡	343,665
Net Assets	100.0%	$ 730,773,589

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(c)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $3,266,902; the total market value of collateral held by the Portfolio was $3,389,300. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,016,577. The Portfolio received cash collateral with a value of $2,372,723.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Illiquid security—As of September 30, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,250,000, which represented 0.2% of the Portfolio’s net assets.
(g)	Step coupon—Rate shown was the rate in effect as of September 30, 2022.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2022.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2022.
(k)	Current yield as of September 30, 2022.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 29,106	$ 230,638	$ (253,900)	$ —	$ —	$ 5,844	$ 57	$ —	5,844

Futures Contracts
As of September 30, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Ultra Bonds	546	December 2022	$ 67,373,739	$ 64,692,469	$ (2,681,270)
U.S. Treasury Long Bonds	22	December 2022	2,989,333	2,780,938	(208,395)
Total Long Contracts					(2,889,665)
Short Contracts
U.S. Treasury 2 Year Notes	(68)	December 2022	(14,054,641)	(13,966,563)	88,078
U.S. Treasury 5 Year Notes	(871)	December 2022	(96,638,342)	(93,639,305)	2,999,037
U.S. Treasury 10 Year Notes	(449)	December 2022	(52,449,050)	(50,316,063)	2,132,987
U.S. Treasury Ultra Bonds	(11)	December 2022	(1,639,662)	(1,507,000)	132,662
Total Short Contracts					5,352,764
Net Unrealized Appreciation					$ 2,463,099

1.	As of September 30, 2022, cash in the amount of $1,448,794 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2022.
Swap Contracts
As of September 30, 2022, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 50,000,000	USD	3/16/23	Fixed 2.793%	3 month USD LIBOR	Semi-Annually/Quarterly	$ —	$ 309,080	$ 309,080
50,000,000	USD	3/29/23	Fixed 2.762%	3 month USD LIBOR	Semi-Annually/Quarterly	—	353,491	353,491
						$ —	$ 662,571	$ 662,571

1.	As of September 30, 2022, cash in the amount of $195,717 was on deposit with a broker for centrally cleared swap agreements.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
USISDA—U.S. dollar International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 100,509,987	$ —	$ 100,509,987
Corporate Bonds	—	338,061,419	—	338,061,419
Foreign Government Bonds	—	18,938,277	—	18,938,277
Loan Assignments	—	3,139,311	—	3,139,311
Mortgage-Backed Securities	—	217,672,345	—	217,672,345
Municipal Bond	—	2,019,461	—	2,019,461
U.S. Government & Federal Agencies	—	41,871,957	—	41,871,957
Total Long-Term Bonds	—	722,212,757	—	722,212,757
Short-Term Investments
Affiliated Investment Company	5,844,444	—	—	5,844,444
Unaffiliated Investment Companies	2,372,723	—	—	2,372,723
Total Short-Term Investments	8,217,167	—	—	8,217,167
Total Investments in Securities	8,217,167	722,212,757	—	730,429,924
Other Financial Instruments (b)
Futures Contracts	5,352,764	—	—	5,352,764
Interest Rate Swaps	—	662,571	—	662,571
Total Other Financial Instruments	5,352,764	662,571	—	6,015,335
Total Investments in Securities and Other Financial Instruments	$ 13,569,931	$ 722,875,328	$ —	$ 736,445,259
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,889,665)	$ —	$ —	$ (2,889,665)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Natural Resources Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.5%
Brazil 1.4%
Adecoagro SA (Food Products)	610,636	$ 5,062,172
Canada 7.9%
Cameco Corp. (Oil, Gas & Consumable Fuels)	323,546	8,577,204
Li-Cycle Holdings Corp. (Commercial Services & Supplies) (a)(b)	91,253	485,466
NexGen Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	1,104,581	4,014,187
Nutrien Ltd. (Chemicals)	183,873	15,331,331
		28,408,188
Monaco 0.7%
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	61,524	2,586,469
Netherlands 0.4%
OCI NV (Chemicals)	43,198	1,588,429
Norway 3.3%
Equinor ASA (Oil, Gas & Consumable Fuels)	213,940	7,056,507
Frontline Ltd. (Oil, Gas & Consumable Fuels)	427,978	4,677,800
		11,734,307
South Africa 4.5%
Anglo American plc (Metals & Mining)	504,885	15,251,758
Sibanye Stillwater Ltd. (Metals & Mining)	424,894	983,406
		16,235,164
United Kingdom 0.3%
Weir Group plc (The) (Machinery)	58,237	897,039
United States 78.2%
Albemarle Corp. (Chemicals)	9,077	2,400,322
Alcoa Corp. (Metals & Mining)	280,861	9,453,781
Archaea Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	77,080	1,388,211
Archer-Daniels-Midland Co. (Food Products)	190,613	15,334,816
Bunge Ltd. (Food Products)	183,904	15,184,953
Caterpillar, Inc. (Machinery)	19,735	3,238,119
CF Industries Holdings, Inc. (Chemicals)	174,611	16,806,309
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	112,931	10,639,229
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	207,228	3,582,972
Corteva, Inc. (Chemicals)	234,707	13,413,505
Darling Ingredients, Inc. (Food Products) (a)	90,983	6,018,525
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	268,414	16,139,734
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	30,163	3,633,435
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels) (a)(b)	344,876	2,110,641
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	66,500	7,430,045
EQT Corp. (Oil, Gas & Consumable Fuels)	240,063	9,782,567
Flowserve Corp. (Machinery)	141,944	3,449,239
Fluor Corp. (Construction & Engineering) (a)	519,566	12,931,998

	Shares	Value
Common Stocks
United States
Freeport-McMoRan, Inc. (Metals & Mining)	578,769	$ 15,817,757
Halliburton Co. (Energy Equipment & Services)	270,019	6,647,868
Hess Corp. (Oil, Gas & Consumable Fuels)	145,674	15,877,009
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	22,996	1,238,105
Kirby Corp. (Marine) (a)	59,785	3,633,134
Liberty Energy, Inc., Class A (Energy Equipment & Services) (a)	336,319	4,264,525
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	142,594	14,163,862
Mosaic Co. (The) (Chemicals)	72,415	3,499,817
MP Materials Corp. (Metals & Mining) (a)	33,229	907,152
NexTier Oilfield Solutions, Inc. (Energy Equipment & Services) (a)	569,048	4,210,955
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	266,916	16,401,988
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	504,467	5,892,175
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels) (a)	60,858	2,139,767
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	48,439	10,488,497
Range Resources Corp. (Oil, Gas & Consumable Fuels)	62,943	1,589,940
Schlumberger NV (Energy Equipment & Services)	365,062	13,105,726
Stem, Inc. (Electrical Equipment) (a)	53,181	709,435
Terex Corp. (Machinery)	120,814	3,593,008
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	43,305	4,627,139
		281,746,260
Zambia 1.8%
First Quantum Minerals Ltd. (Metals & Mining)	379,149	6,436,489
Total Common Stocks (Cost $304,291,424)		354,694,517
Short-Term Investments 2.0%
Affiliated Investment Company 1.6%
United States 1.6%
MainStay U.S. Government Liquidity Fund, 2.409% (c)	5,831,262	5,831,262
Unaffiliated Investment Company 0.4%
United States 0.4%
Invesco Government and Agency Portfolio, 3.03% (c)(d)	1,233,688	1,233,688
Total Short-Term Investments (Cost $7,064,950)		7,064,950
Total Investments (Cost $311,356,374)	100.5%	361,759,467
Other Assets, Less Liabilities	(0.5)	(1,641,904)
Net Assets	100.0%	$ 360,117,563

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $1,207,860. The Portfolio received cash collateral with a value of $1,233,688.

(c)	Current yield as of September 30, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,646	$ 107,357	$ (104,172)	$ —	$ —	$ 5,831	$ 41	$ —	5,831
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Netherlands	$ —	$ 1,588,429	$ —	$ 1,588,429
Norway	4,677,800	7,056,507	—	11,734,307
South Africa	—	16,235,164	—	16,235,164
United Kingdom	—	897,039	—	897,039
All Other Countries	324,239,578	—	—	324,239,578
Total Common Stocks	328,917,378	25,777,139	—	354,694,517
Short-Term Investments
Affiliated Investment Company	5,831,262	—	—	5,831,262
Unaffiliated Investment Company	1,233,688	—	—	1,233,688
Total Short-Term Investments	7,064,950	—	—	7,064,950
Total Investments in Securities	$ 335,982,328	$ 25,777,139	$ —	$ 361,759,467

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 87.9%
Equity Funds 55.4%
IQ 500 International ETF (a)	805,106	$ 19,491,214
IQ Candriam ESG International Equity ETF (a)	922,049	19,416,323
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	1,140,473	34,995,642
IQ Chaikin U.S. Large Cap ETF (a)	975,778	27,691,506
IQ Chaikin U.S. Small Cap ETF	341,835	9,875,682
IQ FTSE International Equity Currency Neutral ETF (a)	827,986	15,954,379
MainStay Epoch Capital Growth Fund Class I (a)	286,473	2,784,320
MainStay Epoch International Choice Fund Class I (a)	485,588	14,139,460
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	2,756,454	32,493,351
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,566,632	19,456,351
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,821,601	28,379,083
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,171,645	13,933,904
MainStay VP S&P 500 Index Portfolio Initial Class	171,843	11,737,115
MainStay VP Small Cap Growth Portfolio Initial Class (a)	1,328,282	16,278,758
MainStay VP Wellington Growth Portfolio Initial Class (a)	1,330,897	34,522,259
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	1,545,011	18,234,833
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	1,274,394	12,911,904
MainStay VP Wellington U.S. Equity Portfolio Initial Class	726,700	18,706,710
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,383,900	33,655,899
MainStay WMC Enduring Capital Fund Class R6 (a)	528,985	15,063,603
MainStay WMC International Research Equity Fund Class I (a)	2,518,529	14,222,133
MainStay WMC Value Fund Class R6 (a)	993,395	27,305,561
Total Equity Funds (Cost $500,148,021)		441,249,990
Fixed Income Funds 32.5%
IQ MacKay ESG Core Plus Bond ETF (a)	1,203,827	24,798,475
MainStay MacKay Short Duration High Yield Fund Class I	2,523,954	22,644,414
MainStay VP Bond Portfolio Initial Class (a)	1,940,693	23,602,322
MainStay VP Floating Rate Portfolio Initial Class (a)	5,077,381	41,843,709
MainStay VP Indexed Bond Portfolio Initial Class (a)	12,337,229	108,426,971
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class (a)	3,288,130	28,915,487
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	941,923	8,068,608
Total Fixed Income Funds (Cost $301,826,005)		258,299,986
Total Affiliated Investment Companies (Cost $801,974,026)		699,549,976

	Shares	Value
Short-Term Investment 12.1%
Affiliated Investment Company 12.1%
MainStay U.S. Government Liquidity Fund, 2.409% (a)(b)	96,601,527	$ 96,601,527
Total Short-Term Investment (Cost $96,601,527)	12.1%	96,601,527
Total Investments (Cost $898,575,553)	100.0%	796,151,503
Other Assets, Less Liabilities	(0.0)	(257,117)
Net Assets	100.0%	$ 795,894,386

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 28,063	$ 2,168	$ (4,387)	$ 489	$ (6,842)	$ 19,491	$ 489	$ —	805
IQ Candriam ESG International Equity ETF	27,143	2,187	(1,994)	503	(8,423)	19,416	534	—	922
IQ Candriam ESG U.S. Large Cap Equity ETF	55,928	2,397	(9,868)	2,643	(16,104)	34,996	407	—	1,140
IQ Chaikin U.S. Large Cap ETF	36,677	863	(2,117)	595	(8,326)	27,692	310	—	976
IQ Chaikin U.S. Small Cap ETF	12,681	4,926	(5,389)	1,168	(3,510)	9,876	80	—	342
IQ FTSE International Equity Currency Neutral ETF	21,614	1,088	(1,973)	141	(4,916)	15,954	411	—	828
IQ MacKay ESG Core Plus Bond ETF	—	30,360	(2,511)	(270)	(2,781)	24,798	354	—	1,204
MainStay Epoch Capital Growth Fund Class I	4,555	147	(715)	(104)	(1,099)	2,784	—	—	286
MainStay Epoch International Choice Fund Class I	20,087	1,487	(1,832)	(18)	(5,585)	14,139	—	—	486
MainStay MacKay Short Duration High Yield Fund Class I	37,772	11,446	(23,332)	(1,204)	(2,038)	22,644	1,158	—	2,524
MainStay U.S. Government Liquidity Fund	86,595	162,692	(152,685)	—	—	96,602	484	—	96,602
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	29,670	10,616	(2,383)	302	(5,712)	32,493	—	—	2,756
MainStay VP Bond Portfolio Initial Class	34,562	3,082	(9,253)	(599)	(4,190)	23,602	—	—	1,941
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	25,243	3,127	(403)	38	(8,549)	19,456	—	—	2,567
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	35,110	2,262	(4,153)	425	(5,265)	28,379	—	—	1,822
MainStay VP Floating Rate Portfolio Initial Class	53,882	2,010	(10,645)	(374)	(3,029)	41,844	1,449	—	5,077
MainStay VP Indexed Bond Portfolio Initial Class	195,192	3,556	(67,850)	(6,752)	(15,719)	108,427	—	—	12,337
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	43,239	13,233	(22,847)	(2,747)	(1,962)	28,916	—	—	3,288
MainStay VP MacKay International Equity Portfolio Initial Class	18,252	3,797	(1,671)	(45)	(6,399)	13,934	—	—	1,172
MainStay VP PIMCO Real Return Portfolio Initial Class	10,844	350	(1,783)	224	(1,566)	8,069	—	—	942

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP S&P 500 Index Portfolio Initial Class (b)	$ 24,164	$ 212	$ (8,410)	$ 2,458	$ (6,687)	$ 11,737	$ —	$ —	172
MainStay VP Small Cap Growth Portfolio Initial Class	25,875	3,083	(5,638)	802	(7,843)	16,279	—	—	1,328
MainStay VP Wellington Growth Portfolio Initial Class	32,678	23,596	(5,671)	459	(16,540)	34,522	—	—	1,331
MainStay VP Wellington Mid Cap Portfolio Initial Class	27,421	1,826	(4,043)	188	(7,157)	18,235	—	—	1,545
MainStay VP Wellington Small Cap Portfolio Initial Class	19,779	2,781	(5,194)	(80)	(4,374)	12,912	—	—	1,274
MainStay VP Wellington U.S. Equity Portfolio Initial Class	15,868	13,146	(4,600)	(515)	(5,192)	18,707	—	—	727
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	58,676	6,802	(11,648)	2,426	(22,600)	33,656	—	—	1,384
MainStay WMC Enduring Capital Fund Class R6	29,710	51	(10,097)	(3,204)	(1,396)	15,064	—	—	529
MainStay WMC International Research Equity Fund Class I	19,107	1,707	(1,113)	(371)	(5,108)	14,222	—	—	2,519
MainStay WMC Value Fund Class R6	39,755	—	(7,931)	(1,889)	(2,629)	27,306	—	—	993
	$1,070,142	$314,998	$(392,136)	$(5,311)	$(191,541)	$796,152	$5,676	$—

(a)	Prior to May 1, 2022, known as MainStay VP T. Rowe Price Equity Income Portfolio Initial Class.
(b)	Prior to May 1, 2022, known as MainStay VP MacKay S&P 500 Index Portfolio Initial Class.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/2/22	Daily	17,671	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.35%	12/2/22	Daily	7,950	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/2/22	Daily	(15,722)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/2/22	Daily	7,700	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	3,647	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(11,240)	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	14,604	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/2/22	Daily	14,841	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF minus 0.09%	12/2/22	Daily	(21,885)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	43,256	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	5,725	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	11,419	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/2/22	Daily	5,722	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 2.50%	12/2/22	Daily	(7,446)	—
						$ —

1.	As of September 30, 2022, cash in the amount $6,000,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 441,249,990	$ —	$ —	$ 441,249,990
Fixed Income Funds	258,299,986	—	—	258,299,986
Total Affiliated Investment Companies	699,549,976	—	—	699,549,976
Short-Term Investment
Affiliated Investment Company	96,601,527	—	—	96,601,527
Total Investments in Securities	$ 796,151,503	$ —	$ —	$ 796,151,503

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Growth Allocation Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 87.6%
Equity Funds 75.8%
IQ 500 International ETF (a)	1,669,051	$ 40,406,890
IQ Candriam ESG International Equity ETF (a)	1,907,917	40,176,535
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	2,090,100	64,135,137
IQ Chaikin U.S. Large Cap ETF (a)	1,993,555	56,574,898
IQ Chaikin U.S. Small Cap ETF (a)	1,455,101	42,038,159
IQ FTSE International Equity Currency Neutral ETF (a)	1,309,133	25,225,553
MainStay Epoch Capital Growth Fund Class I (a)	470,417	4,572,120
MainStay Epoch International Choice Fund Class I (a)	1,097,724	31,963,751
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	5,149,505	60,702,877
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,617,207	42,581,237
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	3,738,030	58,235,516
MainStay VP MacKay International Equity Portfolio Initial Class (a)	2,643,371	31,436,555
MainStay VP S&P 500 Index Portfolio Initial Class	271,792	18,563,794
MainStay VP Small Cap Growth Portfolio Initial Class (a)	3,965,631	48,600,786
MainStay VP Wellington Growth Portfolio Initial Class (a)	2,466,320	63,974,126
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	4,180,699	49,342,276
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	4,433,697	44,921,330
MainStay VP Wellington U.S. Equity Portfolio Initial Class (a)	1,237,475	31,855,070
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	2,592,654	63,052,313
MainStay WMC Enduring Capital Fund Class R6 (a)	1,079,823	30,749,484
MainStay WMC International Research Equity Fund Class I (a)	5,735,987	32,391,121
MainStay WMC Value Fund Class R6 (a)	2,092,588	57,519,167
Total Equity Funds (Cost $1,057,626,052)		939,018,695
Fixed Income Funds 11.8%
IQ MacKay ESG Core Plus Bond ETF	17,519	360,886
MainStay MacKay Short Duration High Yield Fund Class I	3,823,175	34,300,764
MainStay VP Floating Rate Portfolio Initial Class (a)	7,955,893	65,566,109
MainStay VP Indexed Bond Portfolio Initial Class	179,544	1,577,941
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class (a)	5,093,352	44,790,425
Total Fixed Income Funds (Cost $160,187,214)		146,596,125
Total Affiliated Investment Companies (Cost $1,217,813,266)		1,085,614,820
Short-Term Investment 12.4%
Affiliated Investment Company 12.4%
MainStay U.S. Government Liquidity Fund, 2.409% (a)(b)	154,311,494	154,311,494
Total Short-Term Investment (Cost $154,311,494)	12.4%	154,311,494
Total Investments (Cost $1,372,124,760)	100.0%	1,239,926,314
Other Assets, Less Liabilities	(0.0)	(279,947)
Net Assets	100.0%	$ 1,239,646,367

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 66,165	$ 1,823	$ (13,621)	$ 1,847	$ (15,807)	$ 40,407	$ 1,083	$ —	1,669
IQ Candriam ESG International Equity ETF	42,174	12,824	(323)	106	(14,604)	40,177	1,057	—	1,908
IQ Candriam ESG U.S. Large Cap Equity ETF	111,442	1,728	(22,947)	4,149	(30,237)	64,135	773	—	2,090
IQ Chaikin U.S. Large Cap ETF	86,938	279	(13,248)	3,338	(20,732)	56,575	682	—	1,994
IQ Chaikin U.S. Small Cap ETF	26,437	24,143	(562)	101	(8,081)	42,038	319	—	1,455
IQ FTSE International Equity Currency Neutral ETF	41,646	130	(8,183)	546	(8,913)	25,226	697	—	1,309
IQ MacKay ESG Core Plus Bond ETF	—	445	(41)	(4)	(39)	361	5	—	18
MainStay Epoch Capital Growth Fund Class I	7,557	37	(994)	(152)	(1,876)	4,572	—	—	470
MainStay Epoch International Choice Fund Class I	53,037	678	(7,846)	776	(14,681)	31,964	—	—	1,098
MainStay MacKay Short Duration High Yield Fund Class I	62,004	27,398	(49,961)	(2,238)	(2,902)	34,301	1,785	—	3,823
MainStay U.S. Government Liquidity Fund	134,290	287,457	(267,436)	—	—	154,311	755	—	154,311
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	72,140	2,937	(3,567)	670	(11,477)	60,703	—	—	5,150
MainStay VP Bond Portfolio Initial Class	3,956	772	(4,616)	(212)	100	—	—	—	—
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	62,683	1,786	(2,180)	113	(19,821)	42,581	—	—	5,617
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	86,516	—	(17,894)	1,811	(12,197)	58,236	—	—	3,738
MainStay VP Floating Rate Portfolio Initial Class	88,449	3,445	(20,809)	(778)	(4,741)	65,566	2,325	—	7,956
MainStay VP Indexed Bond Portfolio Initial Class	22,418	61	(20,217)	(2,203)	1,519	1,578	—	—	180
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	70,979	19,487	(38,058)	(4,516)	(3,102)	44,790	—	—	5,093
MainStay VP MacKay International Equity Portfolio Initial Class	33,156	11,107	—	—	(12,826)	31,437	—	—	2,643
MainStay VP PIMCO Real Return Portfolio Initial Class	17,802	17,648	(35,094)	1,950	(2,306)	—	—	—	—
MainStay VP S&P 500 Index Portfolio Initial Class (b)	70,532	—	(42,309)	9,819	(19,478)	18,564	—	—	272
MainStay VP Small Cap Growth Portfolio Initial Class	76,327	2,728	(8,448)	1,186	(23,192)	48,601	—	—	3,966
MainStay VP Wellington Growth Portfolio Initial Class	54,628	38,368	(3,332)	(21)	(25,669)	63,974	—	—	2,466
MainStay VP Wellington Mid Cap Portfolio Initial Class	63,656	3,865	(86)	(6)	(18,087)	49,342	—	—	4,181
MainStay VP Wellington Small Cap Portfolio Initial Class	56,636	5,094	(1,570)	(176)	(15,063)	44,921	—	—	4,434
MainStay VP Wellington U.S. Equity Portfolio Initial Class	15,711	29,733	(5,751)	(737)	(7,101)	31,855	—	—	1,237
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	119,146	6,062	(21,650)	3,774	(44,280)	63,052	—	—	2,593

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay WMC Enduring Capital Fund Class R6	$ 62,934	$ 647	$ (22,681)	$ (7,313)	$ (2,838)	$ 30,749	$ —	$ —	1,080
MainStay WMC International Research Equity Fund Class I	51,468	370	(5,738)	(2,084)	(11,625)	32,391	—	—	5,736
MainStay WMC Value Fund Class R6	94,895	—	(27,251)	(8,153)	(1,972)	57,519	—	—	2,093
	$1,755,722	$501,052	$(666,413)	$1,593	$(352,028)	$1,239,926	$9,481	$—

(a)	Prior to May 1, 2022, known as MainStay VP T. Rowe Price Equity Income Portfolio Initial Class.
(b)	Prior to May 1, 2022, known as MainStay VP MacKay S&P 500 Index Portfolio Initial Class.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/2/22	Daily	27,707	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.35%	12/2/22	Daily	12,928	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/2/22	Daily	(24,792)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/2/22	Daily	12,106	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	5,890	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(17,797)	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	24,476	—
Citibank NA	S&P 500 Energy Total	1 day FEDF plus 0.40%	12/2/22	Daily	2,145	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/2/22	Daily	23,624	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF minus 0.10%	12/2/22	Daily	(35,401)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	65,381	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	8,971	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	18,439	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/2/22	Daily	8,967	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 2.50%	12/2/22	Daily	(11,789)	—
						$ —

1.	As of September 30, 2022, cash in the amount $10,000,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 939,018,695	$ —	$ —	$ 939,018,695
Fixed Income Funds	146,596,125	—	—	146,596,125
Total Affiliated Investment Companies	1,085,614,820	—	—	1,085,614,820
Short-Term Investment
Affiliated Investment Company	154,311,494	—	—	154,311,494
Total Investments in Securities	$ 1,239,926,314	$ —	$ —	$ 1,239,926,314

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 110.6%
Asset-Backed Securities 9.8%
Home Equity Asset-Backed Securities 1.7%
Argent Securities Trust
Series 2006-W4, Class A2C
3.404% (1 Month LIBOR + 0.32%), due 5/25/36 (a)	$ 288,587	$ 74,423
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
3.394% (1 Month LIBOR + 0.62%), due 1/25/32 (a)	511,853	481,599
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
1.844% (1 Month LIBOR + 0.22%), due 7/25/37 (a)(b)	829,013	568,029
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
3.274% (1 Month LIBOR + 0.19%), due 11/25/37 (a)	1,383,509	1,269,929
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
3.204% (1 Month LIBOR + 0.12%), due 12/25/36 (a)	426,578	349,377
GSAA Home Equity Trust
Series 2006-17, Class A3A
3.564% (1 Month LIBOR + 0.48%), due 11/25/36 (a)	1,008,214	395,955
Home Equity Asset Trust
Series 2005-8, Class M2
3.759% (1 Month LIBOR + 0.675%), due 2/25/36 (a)	227,165	219,384
Lehman XS Trust
Series 2007-20N, Class A1
5.384% (1 Month LIBOR + 2.30%), due 12/25/37 (a)	28,516	28,739
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
3.324% (1 Month LIBOR + 0.24%), due 8/25/36 (a)	228,646	96,277
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
3.234% (1 Month LIBOR + 0.15%), due 10/25/36 (a)	113,649	37,689
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
3.864% (1 Month LIBOR + 0.78%), due 1/25/35 (a)	129,200	124,729
New Century Home Equity Loan Trust
Series 2004-4, Class M1
3.849% (1 Month LIBOR + 0.765%), due 2/25/35 (a)	53,071	50,268
Option One Mortgage Loan Trust
Series 2006-1, Class M1
3.624% (1 Month LIBOR + 0.54%), due 1/25/36 (a)	1,200,000	1,085,225
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
3.954% (1 Month LIBOR + 0.87%), due 2/25/36 (a)	1,238,000	1,144,054
RASC Trust (a)
Series 2006-KS6, Class A4
3.334% (1 Month LIBOR + 0.25%), due 8/25/36	14,791	14,778
Series 2006-EMX4, Class A4
3.544% (1 Month LIBOR + 0.23%), due 6/25/36	462,877	437,673

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
RASC Trust (a)
Series 2005-KS8, Class M4
3.969% (1 Month LIBOR + 0.59%), due 8/25/35	$ 56,808	$ 56,689
Series 2005-EMX1, Class M2
4.179% (1 Month LIBOR + 1.095%), due 3/25/35	631,322	607,926
Saxon Asset Securities Trust
Series 2007-3, Class 1A
3.394% (1 Month LIBOR + 0.31%), due 9/25/37 (a)	99,506	94,734
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
3.384% (1 Month LIBOR + 0.30%), due 7/25/36	339,630	158,533
Series 2006-HE1, Class A2C
3.404% (1 Month LIBOR + 0.32%), due 7/25/36	545,813	209,826
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
3.264% (1 Month LIBOR + 0.18%), due 7/25/37	164,601	149,210
Series 2007-OPT1, Class 1A1
3.284% (1 Month LIBOR + 0.20%), due 6/25/37	269,627	191,604
		7,846,650
Other Asset-Backed Securities 8.1%
ACAS CLO Ltd.
Series 2015-1A, Class AR3
3.63% (3 Month LIBOR + 0.89%), due 10/18/28 (a)(b)	480,911	466,471
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR
3.562% (3 Month LIBOR + 1.05%), due 7/15/30 (a)(b)	500,000	490,045
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2
3.652% (3 Month LIBOR + 1.14%), due 7/15/32 (a)(b)	300,000	290,080
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR
3.899% (3 Month LIBOR + 1.14%), due 7/22/32 (a)(b)	300,000	290,039
Apidos CLO XXVI
Series 2017-26A, Class A1AR
3.64% (3 Month LIBOR + 0.90%), due 7/18/29 (a)(b)	800,000	785,217
Apidos CLO XXVII
Series 2017-27A, Class A1R
3.67% (3 Month LIBOR + 0.93%), due 7/17/30 (a)(b)	600,000	586,942
ARES European CLO VI DAC
Series 2013-6A, Class ARR
0.61% (3 Month EURIBOR + 0.61%), due 4/15/30 (a)(b)	EUR 593,527	566,075
ARES European CLO X DAC
Series 10A, Class AR
0.78% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	1,100,000	1,038,102
ARES XL CLO Ltd.
Series 2016-40A, Class A1RR
3.382% (3 Month LIBOR + 0.87%), due 1/15/29 (a)(b)	$ 1,108,924	1,089,044

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
3.89% (3 Month LIBOR + 1.15%), due 1/16/30 (a)(b)	$ 1,166,995	$ 1,141,046
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class A
5.10% (3 Month SOFR + 2.60%), due 7/15/30 (a)(b)	500,000	496,490
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
1.225% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)(b)	EUR 500,000	461,645
Benefit Street Partners CLO XII Ltd.
Series 2017-12A, Class A1R
3.462% (3 Month LIBOR + 0.95%), due 10/15/30 (a)(b)	$ 500,000	486,454
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class A1R
3.77% (3 Month LIBOR + 1.03%), due 1/17/32 (a)(b)	300,000	290,087
Black Diamond CLO DAC (a)(b)
Series 2015-1A, Class A1R
0.65% (3 Month EURIBOR + 0.65%), due 10/3/29	EUR 22,257	21,773
Series 2017-2A, Class A1
0.907% (3 Month EURIBOR + 0.86%), due 1/20/32	968,949	907,899
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
0.91% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,100,000	1,023,235
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
3.872% (3 Month LIBOR + 0.95%), due 8/14/30 (a)(b)	$ 600,000	585,290
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
1.071% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 1,000,000	939,399
Carlyle US CLO Ltd.
Series 2017-1A, Class A1R
3.71% (3 Month LIBOR + 1.00%), due 4/20/31 (a)(b)	$ 700,000	676,544
CIFC Funding Ltd. (a)(b)
Series 2017-4A, Class A1R
3.733% (3 Month LIBOR + 0.95%), due 10/24/30	400,000	390,598
Series 2018-3A, Class A
3.84% (3 Month LIBOR + 1.10%), due 7/18/31	500,000	486,358
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
3.74% (3 Month LIBOR + 1.03%), due 4/20/30 (a)(b)	290,357	283,891
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
0.86% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	EUR 500,000	467,608
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
3.602% (3 Month LIBOR + 1.09%), due 7/15/31 (a)(b)	$ 400,000	388,342

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
HalseyPoint CLO 3 Ltd.
Series 2020-3A, Class A1A
4.232% (3 Month LIBOR + 1.45%), due 11/30/32 (a)(b)	$ 500,000	$ 486,814
Invesco Euro CLO I DAC
Series 1A, Class A1R
0.65% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)(b)	EUR 500,000	469,702
Jubilee CLO DAC
Series 2015-16A, Class A1R
1.80% (3 Month EURIBOR + 0.80%), due 12/15/29 (a)(b)	1,096,468	1,048,879
LCM 30 Ltd.
Series 30A, Class AR
3.79% (3 Month LIBOR + 1.08%), due 4/20/31 (a)(b)	$ 1,350,000	1,297,339
LCM XIII LP
Series 13A, Class AR3
3.608% (3 Month LIBOR + 0.87%), due 7/19/27 (a)(b)	1,378,613	1,353,843
LCM XV LP
Series 15A, Class AR2
3.71% (3 Month LIBOR + 1.00%), due 7/20/30 (a)(b)	400,000	389,886
LCM XXV Ltd.
Series 25A, Class AR
3.577% (3 Month SOFR + 1.10%), due 7/20/30 (a)(b)	1,500,000	1,459,426
Madison Park Euro Funding IX DAC
Series 9A, Class AR
0.88% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)(b)	EUR 500,000	454,684
Madison Park Funding XLI Ltd.
Series 12A, Class AR
3.589% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)	$ 252,611	248,620
Magnetite XVIII Ltd.
Series 2016-18A, Class AR2
3.785% (3 Month LIBOR + 0.88%), due 11/15/28 (a)(b)	392,237	384,967
Man GLG Euro CLO II DAC
Series 2A, Class A1R
0.87% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)	EUR 150,851	141,189
Marathon CLO V Ltd.
Series 2013-5A, Class A1R
3.854% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)	$ 77,742	77,474
MidOcean Credit CLO II
Series 2013-2A, Class ARR
3.836% (3 Month LIBOR + 1.03%), due 1/29/30 (a)(b)	265,531	259,654
OCP Euro CLO DAC
Series 2017-2A, Class A
0.82% (3 Month EURIBOR + 0.82%), due 1/15/32 (a)(b)	EUR 1,000,000	958,872
OSD CLO Ltd.
Series 2021-23A, Class A
3.61% (3 Month LIBOR + 0.87%), due 4/17/31 (a)(b)	$ 1,295,133	1,252,386
OZLM VIII Ltd.
Series 2014-8A, Class A1R3
3.72% (3 Month LIBOR + 0.98%), due 10/17/29 (a)(b)	370,497	361,313

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
3.87% (3 Month LIBOR + 1.16%), due 7/20/32 (a)(b)	$ 200,000	$ 191,552
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-4A, Class A1
3.312% (3 Month LIBOR + 0.80%), due 10/15/29	435,227	425,438
Series 2021-3A, Class A1
3.51% (3 Month LIBOR + 0.80%), due 7/20/29	1,112,209	1,090,150
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
3.903% (3 Month LIBOR + 1.12%), due 7/24/32 (a)(b)	1,700,000	1,641,615
Romark CLO Ltd.
Series 2017-1A, Class A1R
3.813% (3 Month LIBOR + 1.03%), due 10/23/30 (a)(b)	400,000	390,261
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
4.385% (3 Month LIBOR + 1.14%), due 8/13/31 (a)(b)	300,000	289,520
SLM Student Loan Trust
Series 2004-3A, Class A6B
3.333% (3 Month LIBOR + 0.55%), due 10/25/64 (a)(b)	357,641	349,552
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
3.92% (3 Month LIBOR + 1.21%), due 7/20/32 (a)(b)	500,000	475,932
Sound Point CLO XIV Ltd.
Series 2016-3A, Class AR2
3.773% (3 Month LIBOR + 0.99%), due 1/23/29 (a)(b)	703,167	691,455
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR
3.683% (3 Month LIBOR + 0.90%), due 1/23/29 (a)(b)	895,567	877,883
Stratus CLO Ltd.
Series 2021-3A, Class A
3.66% (3 Month LIBOR + 0.95%), due 12/29/29 (a)(b)	376,284	367,257
Symphony CLO XIV Ltd.
Series 2014-14A, Class AR
3.433% (3 Month LIBOR + 0.95%), due 7/14/26 (a)(b)	22,342	22,278
THL Credit Wind River CLO Ltd.
Series 2019-3A, Class AR
3.592% (3 Month LIBOR + 1.08%), due 4/15/31 (a)(b)	300,000	291,161
Toro European CLO DAC (a)(b)
Series 5A, Class A
0.74% (3 Month EURIBOR + 0.74%), due 10/15/30	EUR 500,000	477,884
Series 5A, Class ANV
0.74% (3 Month EURIBOR + 0.74%), due 10/15/30	700,000	669,037
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
3.84% (3 Month LIBOR + 1.13%), due 4/20/32 (a)(b)	$ 600,000	574,751

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Venture XXI CLO Ltd.
Series 2015-21A, Class AR
3.392% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)	$ 139,065	$ 138,592
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR
3.61% (3 Month LIBOR + 0.90%), due 10/20/28 (a)(b)	338,618	331,012
Venture XXV CLO Ltd.
Series 2016-25A, Class ARR
3.73% (3 Month LIBOR + 1.02%), due 4/20/29 (a)(b)	357,940	351,708
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR
4.477% (3 Month LIBOR + 0.95%), due 6/20/29 (a)(b)	676,291	662,615
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
3.83% (3 Month LIBOR + 1.12%), due 7/20/32 (a)(b)	400,000	382,672
Voya CLO
Series 2017-2A, Class A1R
3.492% (3 Month LIBOR + 0.98%), due 6/7/30 (a)(b)	300,000	293,833
Voya CLO Ltd.
Series 2017-1A, Class A1R
3.69% (3 Month LIBOR + 0.95%), due 4/17/30 (a)(b)	986,959	963,196
Wellfleet CLO Ltd.
Series 2015-1A, Class AR4
3.60% (3 Month LIBOR + 0.89%), due 7/20/29 (a)(b)	456,299	448,012
		37,691,088
Total Asset-Backed Securities (Cost $48,745,686)		45,537,738
Corporate Bonds 4.2%
Banks 2.3%
Banco Bilbao Vizcaya Argentaria SA
Series Reg S
5.875% (EUR 5 Year Interest Swap Rate + 5.66%), due 9/24/23 (a)(c)	EUR 400,000	358,117
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	$ 190,000	162,925
ING Bank NV
2.625%, due 12/5/22 (b)	400,000	398,937
Lloyds Banking Group plc
Series Reg S
4.947% (5 Month EURIBOR ICE Swap Rate + 5.29%), due 6/27/25 (a)(c)	EUR 200,000	173,224
NatWest Group plc
4.519%, due 6/25/24 (d)	$ 200,000	197,621
5.191% (3 Month LIBOR + 1.55%), due 6/25/24 (a)	300,000	299,289
Nykredit Realkredit A/S
Series Reg S
0.50%, due 10/1/43	DKK 12,357,830	1,180,970

	Principal Amount	Value
Corporate Bonds
Banks
Nykredit Realkredit A/S
Series Reg S
1.00%, due 10/1/50	DKK 44,644,195	$ 4,045,724
Series Reg S
1.00%, due 10/1/53	498,259	41,294
Series Reg S
1.00%, due 10/1/53	2,049,978	183,408
Series Reg S
1.50%, due 10/1/53	8,050,432	726,889
Series Reg S
1.50%, due 10/1/53	10,690,788	1,055,480
Series Reg S
1.50%, due 10/1/53	99,864	8,523
Series Reg S
2.00%, due 10/1/53	299,654	28,291
Series Reg S
2.00%, due 10/1/53	497,912	49,306
Series Reg S
2.50%, due 10/1/47	1,675	189
UniCredit SpA
7.83%, due 12/4/23 (b)	$ 1,800,000	1,813,217
		10,723,404
Commercial Services 0.0% ‡
RELX Capital, Inc.
3.50%, due 3/16/23	100,000	99,359
Distribution & Wholesale 0.1%
Toyota Tsusho Corp.
Series Reg S
3.625%, due 9/13/23	200,000	198,072
Diversified Financial Services 1.8%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	66,000	51,630
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 2,419,019	232,368
Series Reg S
1.00%, due 10/1/50	15,959,344	1,446,260
Series CCE
1.00%, due 10/1/53	6,629,755	550,550
Series CCE
1.50%, due 10/1/53	1,670,759	159,941
Series CCE
1.50%, due 10/1/53	1,990,180	179,697

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Jyske Realkredit A/S
Series 111E
2.50%, due 10/1/47	DKK 4,381	$ 496
Nordea Kredit Realkreditaktieselskab
Series CC2
0.50%, due 10/1/43	926,097	88,349
Series Reg S
1.00%, due 10/1/50	11,089,944	1,006,815
Series CC2
1.00%, due 10/1/53	195,391	17,513
1.50%, due 10/1/53	10,599,875	957,084
Series CC2
1.50%, due 10/1/53	2,654,640	254,127
1.50%, due 10/1/53	500,000	42,674
Series Reg S
2.00%, due 10/1/53 (b)	399,803	39,656
Series CC2
2.50%, due 10/1/47	1,937	219
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/50	15,994,510	1,446,811
Series Reg S
1.00%, due 10/1/53	14,625,348	1,212,112
Series Reg S
1.00%, due 10/1/53	1,465,055	131,076
Series Reg S
1.50%, due 10/1/53	3,043,603	290,860
Series Reg S
1.50%, due 10/1/53	1,495,442	135,026
Series Reg S
2.00%, due 10/1/53	1,697,082	160,223
Series Reg S
2.50%, due 4/1/47	8,845	1,002
		8,404,489
Home Builders 0.0% ‡
DR Horton, Inc.
5.75%, due 8/15/23	$ 100,000	100,541
Pharmaceuticals 0.0% ‡
Cigna Corp.
3.75%, due 7/15/23	73,000	72,462
Total Corporate Bonds (Cost $30,507,519)		19,598,327

	Principal Amount	Value
Foreign Government Bonds 8.2%
Argentina 0.0% ‡
Argentine Republic Government Bond
Series PR15
47.331%, due 10/4/22 (e)(f)	ARS 1,756	$ 1
Australia 0.3%
Australia Government Bond
Series Reg S
3.00%, due 9/20/25 (g)	AUD 1,962,430	1,337,878
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (g)	CAD 1,045,938	840,082
France 1.5%
France Government Bond (g)
Series Reg S
0.10%, due 3/1/26 (b)	EUR 3,100,000	3,436,538
Series Reg S
0.10%, due 7/25/31 (b)	700,000	747,933
Series Reg S
0.10%, due 7/25/38 (b)	1,529,948	1,351,630
Series Reg S
0.25%, due 7/25/24	1,300,000	1,556,467
		7,092,568
Italy 2.9%
Italy Buoni Poliennali Del Tesoro (b)(g)
Series Reg S
0.40%, due 5/15/30	2,595,596	2,213,372
Series Reg S
1.40%, due 5/26/25	11,772,550	11,520,843
		13,734,215
Japan 0.7%
Japan Government CPI Linked Bond (g)
0.005%, due 3/10/31	JPY 80,800,800	592,342
0.10%, due 3/10/28	201,122,460	1,459,816
0.10%, due 3/10/29	170,431,430	1,240,582
		3,292,740
New Zealand 0.4%
New Zealand Government Inflation Linked Bond (g)
Series Reg S
2.00%, due 9/20/25	NZD 1,702,820	975,684
Series Reg S
2.50%, due 9/20/35	949,760	533,963

	Principal Amount	Value
Foreign Government Bonds
New Zealand
New Zealand Government Inflation Linked Bond (g)
Series Reg S
3.00%, due 9/20/30	NZD 602,850	$ 359,012
		1,868,659
Peru 0.2%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,300,000	285,474
6.15%, due 8/12/32	2,100,000	434,752
		720,226
Qatar 0.1%
Qatar Government Bond
Series Reg S
3.875%, due 4/23/23	$ 300,000	298,875
United Kingdom 1.9%
United Kingdom Gilt Inflation Linked (g)
Series Reg S
0.125%, due 3/22/24	GBP 3,680,898	4,194,982
0.125%, due 3/22/58	684,022	894,903
1.25%, due 11/22/27	557,065	656,406
Series Reg S
1.875%, due 11/22/22	2,836,943	3,190,433
		8,936,724
Total Foreign Government Bonds (Cost $46,274,815)		38,121,968
Mortgage-Backed Securities 5.0%
Agency (Collateralized Mortgage Obligations) 3.4%
FHLMC
REMIC, Series 4779, Class WF
2.723% (1 Month LIBOR + 0.35%), due 7/15/44 (a)	$ 167,462	165,134
FHLMC, STRIPS
REMIC, Series 278, Class F1
3.268% (1 Month LIBOR + 0.45%), due 9/15/42 (a)	165,442	164,070
GNMA (a)
REMIC, Series 2017-H10, Class FB
1.968% (12 Month LIBOR + 0.75%), due 4/20/67	213,184	209,670
REMIC, Series 2018-H15, Class FG
3.858% (12 Month LIBOR + 0.15%), due 8/20/68	353,554	343,293
UMBS, Single Family, 30 Year (h)
3.00%, due 10/25/52 TBA	6,000,000	5,221,172
4.00%, due 10/25/52 TBA	10,000,000	9,278,516
4.50%, due 10/25/52 TBA	600,000	571,547
		15,953,402

	Principal Amount	Value
Mortgage-Backed Securities
Collateralized Debt Obligations (Commercial Real Estate Collateralized Debt Obligations) 0.4%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2022-FL1, Class A
3.735% (SOFR 30A + 1.45%), due 1/15/37 (a)(b)	$ 1,400,000	$ 1,374,369
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
3.834% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	600,000	588,572
		1,962,941
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.3%
GS Mortgage Securities Corp. II
Series 2022-GTWY, Class A
6.246% (1 Month SOFR + 3.40%), due 9/15/27 (a)(b)	1,300,000	1,300,540
Whole Loan (Collateralized Mortgage Obligations) 0.9%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	28,540	17,729
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	530,554	215,899
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	26,246	13,763
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.327%, due 3/25/37 (i)	170,982	151,306
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	139,840	129,929
Eurosail-UK plc (a)
Series 2007-3X, Class A3A
3.259% (SONIA3M IR + 1.069%), due 6/13/45	GBP 103,010	114,361
Series 2007-3X, Class A3C
3.259% (SONIA3M IR + 1.069%), due 6/13/45	27,465	30,412
Series 2007-3A, Class A3C
3.259% (SONIA3M IR + 1.069%), due 6/13/45 (b)	27,465	30,412
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
3.444% (1 Month LIBOR + 0.36%), due 9/25/46 (a)	$ 63,368	56,474
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
3.564% (1 Month LIBOR + 0.48%), due 7/25/35	99,612	92,617
Series 2005-AR14, Class 1A1A
3.644% (1 Month LIBOR + 0.56%), due 7/25/35	709,362	528,434
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
3.023%, due 7/25/35 (i)	144,029	79,479

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
New Residential Mortgage Loan Trust (b)(e)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	$ 212,765	$ 199,229
Series 2018-3A, Class A1
4.50%, due 5/25/58	122,115	117,908
OBX Trust
Series 2018-1, Class A2
3.734% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)	27,162	26,311
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
4.884% (1 Month LIBOR + 1.80%), due 4/25/35 (a)	100,000	96,043
RALI Trust
Series 2006-QH1, Class A1
3.464% (1 Month LIBOR + 0.38%), due 12/25/36 (a)	780,225	676,759
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	218,201	86,499
Residential Mortgage Securities 32 plc
Series 32A, Class A
3.439% (SONIA3M IR + 1.25%), due 6/20/70 (a)(b)	GBP 139,868	155,546
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
3.704% (1 Month LIBOR + 0.62%), due 6/25/44 (a)	$ 451,672	413,322
Towd Point Mortgage Funding Granite 4 plc
Series 2019-GR4A, Class A1
3.34% (SONIA3M IR + 1.144%), due 10/20/51 (a)(b)	GBP 637,698	709,110
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
3.404% (1 Month LIBOR + 0.32%), due 2/25/37 (a)	$ 391,399	327,634
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	34,048	24,182
		4,293,358
Total Mortgage-Backed Securities (Cost $25,025,016)		23,510,241
U.S. Government & Federal Agencies 83.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS, 30 Year
2.00%, due 3/1/52	194,068	157,444
3.00%, due 1/1/52	396,927	347,468
		504,912
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
FNMA (a)
2.303% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	125,121	126,598
3.486% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	152,452	156,865
3.961% (11th District Cost of Funds Index + 1.928%), due 12/1/36	77,892	79,354

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 7/1/52	$ 297,299	$ 267,900
4.00%, due 8/1/52	475,279	441,255
		1,071,972
United States Treasury Inflation - Indexed Notes 83.1%
U.S. Treasury Inflation Linked Bonds (g)
0.125%, due 2/15/51	5,587,482	3,505,927
0.125%, due 2/15/52 (j)	1,915,758	1,210,769
0.25%, due 2/15/50 (j)	2,973,192	1,948,341
0.625%, due 2/15/43 (j)	1,780,000	1,763,281
0.75%, due 2/15/42	5,230,000	5,513,166
0.75%, due 2/15/45	6,340,000	6,150,236
0.875%, due 2/15/47	11,843,000	11,396,412
1.00%, due 2/15/46	6,390,000	6,476,861
1.00%, due 2/15/48	2,508,000	2,441,419
1.00%, due 2/15/49	3,050,000	2,923,496
1.375%, due 2/15/44	11,590,000	13,110,337
1.75%, due 1/15/28	11,624,000	16,277,830
2.00%, due 1/15/26	4,638,000	6,901,422
2.125%, due 2/15/40	3,460,000	4,936,897
2.125%, due 2/15/41	5,530,000	7,716,488
2.375%, due 1/15/25	9,090,000	14,341,337
2.375%, due 1/15/27 (j)	20,000	29,826
2.50%, due 1/15/29	5,230,000	7,468,030
3.375%, due 4/15/32 (j)	327,000	622,203
U.S. Treasury Inflation Linked Notes (g)
0.125%, due 1/15/23	6,333,000	8,047,560
0.125%, due 10/15/24	7,200,000	7,995,372
0.125%, due 4/15/25	2,800,000	3,046,337
0.125%, due 10/15/25 (j)	913,480	862,917
0.125%, due 4/15/26 (j)	4,250,000	4,483,858
0.125%, due 7/15/26	8,610,000	9,948,869
0.125%, due 10/15/26	2,300,000	2,322,940
0.125%, due 4/15/27	6,300,000	6,095,231
0.125%, due 1/15/30	17,260,000	17,571,408
0.125%, due 7/15/30	15,020,000	15,281,018
0.125%, due 1/15/31	12,740,000	12,666,883
0.125%, due 7/15/31	4,500,000	4,337,192
0.125%, due 1/15/32	23,400,000	21,621,083
0.25%, due 1/15/25	5,600,000	6,703,297
0.25%, due 7/15/29	17,040,000	17,796,227
0.375%, due 7/15/23	2,732,000	3,423,383
0.375%, due 1/15/27	3,380,000	3,872,447
0.375%, due 7/15/27 (j)	2,120,000	2,395,610
0.50%, due 4/15/24	21,220,000	24,222,133
0.50%, due 1/15/28	15,612,000	17,402,812
0.625%, due 4/15/23	18,540,000	21,782,429

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes
U.S. Treasury Inflation Linked Notes (g)
0.625%, due 1/15/24	$ 9,526,000	$ 11,811,703
0.625%, due 1/15/26	4,230,000	5,034,321
0.625%, due 7/15/32	14,900,000	13,785,296
0.75%, due 7/15/28	16,010,000	17,757,086
0.875%, due 1/15/29	11,489,983	12,677,713
		387,679,403
Total U.S. Government & Federal Agencies (Cost $440,312,870)		389,256,287
Total Long-Term Bonds (Cost $590,865,906)		516,024,561

	Shares
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 2.409% (k)	1,256,143	1,256,143
Total Short-Term Investment (Cost $1,256,142)		1,256,143
Total Investments Excluding Purchased Options (Cost $592,122,048)	110.9%	517,280,704
Total Purchased Options (Cost $338,127)	0.1%	668,647
Total Investments (Cost $592,460,175)	111.0%	517,949,351
Other Assets, Less Liabilities	(11.0)	(51,398,522)
Net Assets	100.0%	$ 466,550,829

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of September 30, 2022.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2022.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2022.
(f)	Illiquid security—As of September 30, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(g)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2022, the total net market value was $15,071,235, which represented 3.2% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.

(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2022.
(j)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for Future and swap contracts.
(k)	Current yield as of September 30, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 715	$ 169,734	$ (169,193)	$ —	$ —	$ 1,256	$ 6	$ —	1,256
Foreign Currency Forward Contracts
As of September 30, 2022, the Portfolio held the following foreign currency forward contracts1,2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	408,000	USD	393,067	JPMorgan Chase Bank N.A.	10/4/22	$ 6,794
EUR	32,118,000	USD	30,987,446	Morgan Stanley & Co. International	10/4/22	489,800
USD	198,185	AUD	288,973	Bank of America N.A.	10/4/22	13,343
USD	1,315,594	AUD	1,892,027	Morgan Stanley & Co. International	10/4/22	105,359
USD	890,938	CAD	1,175,000	BNP Paribas S.A.	10/4/22	40,321
USD	7,436,992	DKK	55,009,942	Bank of America N.A.	10/3/22	185,962
USD	11,866,262	DKK	87,788,978	Bank of America N.A.	10/3/22	294,525
USD	497,762	EUR	500,000	Bank of America N.A.	10/4/22	7,737
USD	32,918,517	EUR	32,836,000	Morgan Stanley & Co. International	10/4/22	737,595
USD	10,307,475	GBP	8,853,000	BNP Paribas S.A.	10/4/22	422,658
USD	3,703,050	JPY	514,800,000	Bank of America N.A.	10/4/22	146,082
USD	1,503,029	JPY	216,157,364	Morgan Stanley & Co. International	11/2/22	5,357
USD	2,417,724	NZD	3,906,000	Morgan Stanley & Co. International	10/4/22	231,731
USD	978,744	PEN	3,844,017	Bank of America N.A.*	12/6/22	21,430
Total Unrealized Appreciation						2,708,694
DKK	10,260,000	USD	1,384,608	JPMorgan Chase Bank N.A.	10/3/22	(32,205)
EUR	468,000	USD	464,576	Barclays Capital	10/4/22	(5,913)
EUR	342,000	USD	347,004	JPMorgan Chase Bank N.A.	10/4/22	(11,827)
GBP	437,000	USD	505,458	Barclays Capital	10/4/22	(17,525)
JPY	216,736,781	USD	1,503,029	Morgan Stanley & Co. International	10/4/22	(5,504)
PEN	87,726	USD	22,635	Bank of America N.A.*	11/21/22	(753)
USD	17,171,813	DKK	132,295,082	Morgan Stanley & Co. International	11/1/22	(301,842)
USD	31,050,912	EUR	32,118,000	Morgan Stanley & Co. International	11/2/22	(491,224)
USD	8,780,666	GBP	7,861,000	BNP Paribas S.A.	11/2/22	(2,230)
USD	424,416	GBP	390,000	JPMorgan Chase Bank N.A.	11/2/22	(11,321)
USD	120,227	GBP	111,000	JPMorgan Chase Bank N.A.	11/2/22	(3,791)
USD	98,402	GBP	89,000	JPMorgan Chase Bank N.A.	11/2/22	(1,035)
Total Unrealized Depreciation						(885,170)
Net Unrealized Appreciation						$ 1,823,524

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of September 30, 2022, cash collateral of $2,523,000 was due to a broker for foreign currency forward contracts.

Futures Contracts
As of September 30, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
3 Month Euro Euribor	205	March 2023	$ 50,485,305	$ 48,821,191	$ (1,664,114)
Euro-Bund	98	December 2022	13,976,508	13,301,258	(675,250)
Long Gilt	1	December 2022	122,631	107,635	(14,996)
U.S. Treasury 5 Year Notes	352	December 2022	39,183,317	37,842,750	(1,340,567)
U.S. Treasury Ultra Bonds	31	December 2022	4,543,609	4,247,000	(296,609)
Total Long Contracts					(3,991,536)
Short Contracts
Australia 3 Year Bonds	(13)	December 2022	(897,233)	(886,112)	11,121
Australia 10 Year Bonds	(7)	December 2022	(534,277)	(524,395)	9,882
Euro-Bobl	(86)	December 2022	(10,361,168)	(10,093,045)	268,123
Euro-BTP	(59)	December 2022	(6,168,861)	(6,089,913)	78,948
Euro-BTP	(94)	December 2022	(10,780,097)	(10,316,124)	463,973
Euro-Buxl	(57)	December 2022	(9,002,298)	(8,191,728)	810,570
Euro-OAT	(27)	December 2022	(3,656,504)	(3,496,074)	160,430
Euro-Schatz	(405)	December 2022	(42,974,306)	(42,535,959)	438,347
Japan 10 Year Bonds	(33)	December 2022	(33,838,618)	(33,813,998)	24,620
U.S. Treasury 2 Year Notes	(140)	December 2022	(29,244,627)	(28,754,688)	489,939
U.S. Treasury 10 Year Notes	(417)	December 2022	(49,016,642)	(46,730,062)	2,286,580
U.S. Treasury 10 Year Ultra Bonds	(67)	December 2022	(8,206,109)	(7,938,453)	267,656
U.S. Treasury Long Bonds	(60)	December 2022	(8,162,982)	(7,584,375)	578,607
Total Short Contracts					5,888,796
Net Unrealized Appreciation					$ 1,897,260

1.	As of September 30, 2022, cash in the amount of $1,878,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2022.
Purchased Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Morgan Stanley & Co., LLC	$ 1.43	1/31/23	11,500,000	$ 11,500,000	$ 58,757	$ 409
Put-5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.20	5/31/23	14,800,000	14,800,000	177,600	40,115
						$236,357	$40,524

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 0.19	11/2/22	1,400,000	EUR 1,400,000	$ 102,109	$ 628,123
Written Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Cap-OTC USA Non-Revised Consumer Price Index- Urban (CPI-U), American Style -Call	JPMorgan Chase Bank N.A.	$ 238.643	Maximum of [0, Final Index/Initial Index - (1 + 4.00%10)]	5/16/24	300,000	$ (300,000)	$ (339)	$ (79,232)

Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 0.10	11/2/22	(4,200,000)	EUR (4,200,000)	$ (101,882)	$ (1,108,879)
Put-Sold Protection on 5-Year Credit Default Swap	BNP Paribas S.A.	1.90	11/16/22	(300,000)	(300,000)	(359)	(317)
Put-Sold Protection on 5-Year Credit Default Swap	Barclays Bank PLC	1.90	11/16/22	(300,000)	(300,000)	(370)	(316)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	1.60	12/21/22	(500,000)	$ (500,000)	(750)	(687)
						$(103,361)	$(1,110,199)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-10-Year Interest Rate Swap	Morgan Stanley & Co., LLC	$ 1.58	1/31/23	(2,500,000)	$ (2,500,000)	$ (58,437)	$ (633)
Call-10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.35	5/31/23	(8,200,000)	(8,200,000)	(178,659)	(51,633)
						$(237,096)	$(52,266)
Swap Contracts
As of September 30, 2022, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 14,000,000	JPY	9/20/27	Fixed 0.30%	1 day TONAR +5.89%	Semi-Annually/Semi-Annually	$ (2,189)	$ 128	$ 2,317
50,000,000	JPY	3/20/28	Fixed 0.30%	1 day TONAR +5.89%	Semi-Annually/Semi-Annually	(8,388)	997	9,385
1,600,000	NZD	3/21/28	Fixed 3.25%	3 month Australian BBR	Semi-Annually/Quarterly	(96,459)	52,395	148,854
106,980,000	JPY	3/20/29	Fixed 0.45%	1 day TONAR +5.89%	Semi-Annually/Semi-Annually	(30,101)	(1,895)	28,206
1,600,000	GBP	3/15/53	Fixed 2.00%	1 day SONIA	Annually/Annually	494,969	494,969	—
						$ 357,832	$ 546,594	$ 188,762
As of September 30, 2022, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 3,600,000	USD	3/8/23	1 Month USD-CPI	Fixed 5.033%	At Maturity	$ —	$ (39,411)	$ (39,411)
6,300,000	USD	3/21/23	1 Month USD-CPI	Fixed 5.47%	At Maturity	—	(27,333)	(27,333)
1,100,000	USD	4/27/23	Fixed 2.263%	1 Month USD-CPI	At Maturity	5,173	85,816	80,643
510,000	USD	5/9/23	Fixed 2.263%	1 Month USD-CPI	At Maturity	2,600	39,958	37,358
780,000	USD	5/10/23	Fixed 2.281%	1 Month USD-CPI	At Maturity	3,748	60,381	56,633
2,600,000	USD	5/24/23	1 Month USD-CPI	Fixed 5.185%	At Maturity	(1)	19,219	19,220
2,800,000	EUR	3/15/24	Fixed 1.03%	1 month FRCPI	At Maturity	(10,069)	201,597	211,666
1,400,000	GBP	3/15/24	Fixed 6.29%	1 Month UK RPI	At Maturity	—	62,155	62,155
800,000	GBP	5/15/24	Fixed 6.6%	1 Month UK RPI	At Maturity	571	24,020	23,449
2,200,000	GBP	9/15/24	1 Month UK RPI	Fixed 3.85%	At Maturity	73,326	(269,493)	(342,819)
200,000	EUR	9/15/24	1-Month EUR-CPI	Fixed 3.52%	At Maturity	(503)	(47)	456
1,200,000	EUR	9/15/24	1-Month EUR-CPI	Fixed 3.72%	At Maturity	(2,556)	4,354	6,910
1,000,000	GBP	1/15/25	1 Month UK RPI	Fixed 3.33%	At Maturity	842	(161,599)	(162,441)
3,100,000	GBP	8/15/25	1 Month UK RPI	Fixed 3.473%	At Maturity	(39,897)	(555,568)	(515,671)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	133,396	503,677	370,281
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	55,064	237,340	182,276
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	8,749	147,409	138,660
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	2,062	64,707	62,645

Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	$ 7,217	$ 86,267	$ 79,050
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	2,913	34,506	31,593
900,000	GBP	12/15/26	Fixed 4.735%	1 Month UK RPI	At Maturity	(10,372)	81,660	92,032
1,800,000	GBP	2/15/27	Fixed 4.626%	1 Month UK RPI	At Maturity	(1)	152,185	152,186
1,600,000	GBP	2/15/27	Fixed 4.615%	1 Month UK RPI	At Maturity	—	136,221	136,221
100,000	GBP	2/15/27	Fixed 4.626%	1 Month UK RPI	At Maturity	914	8,455	7,541
500,000	EUR	5/15/27	Fixed 3.13%	1-Month EUR-CPI	At Maturity	—	1,257	1,257
800,000	EUR	6/15/27	1-Month EUR-CPI	Fixed 1.36%	At Maturity	2,809	(103,789)	(106,598)
1,000,000	EUR	3/15/28	1-Month EUR-CPI	Fixed 1.535%	At Maturity	21,333	(116,024)	(137,357)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(7,532)	(57,887)	(50,355)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(5,354)	(38,723)	(33,369)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	15,466	15,466
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	22,135	22,135
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(190,286)	(351,867)	(161,581)
1,390,000	GBP	1/15/30	1 Month UK RPI	Fixed 3.39%	At Maturity	(32,259)	(291,430)	(259,171)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(262,969)	(391,711)	(128,742)
1,860,000	GBP	6/15/30	1 Month UK RPI	Fixed 3.4%	At Maturity	52,632	(372,103)	(424,735)
4,500,000	EUR	3/15/31	1-Month EUR-CPI	Fixed 1.38%	At Maturity	(130,911)	(735,684)	(604,773)
2,090,000	GBP	4/15/31	1 Month UK RPI	Fixed 3.75%	At Maturity	(22,375)	(417,600)	(395,225)
700,000	GBP	9/15/31	1 Month UK RPI	Fixed 4.066%	At Maturity	—	(100,285)	(100,285)
800,000	EUR	5/15/32	Fixed 2.6%	1-Month EUR-CPI	At Maturity	7,502	3,419	(4,083)
800,000	EUR	5/15/32	Fixed 2.6%	1-Month EUR-CPI	At Maturity	453	3,419	2,966
800,000	EUR	6/15/32	Fixed 2.72%	1-Month EUR-CPI	At Maturity	1,511	(16,655)	(18,166)
1,000,000	EUR	6/15/32	Fixed 2.72%	1-Month EUR-CPI	At Maturity	(9,355)	(20,819)	(11,464)
700,000	EUR	6/15/32	Fixed 2.57%	1-Month EUR-CPI	At Maturity	—	(4,691)	(4,691)
800,000	EUR	7/15/32	Fixed 2.47%	1-Month EUR-CPI	At Maturity	—	1,555	1,555
3,000,000	GBP	9/15/32	Fixed 4.13%	1 Month UK RPI	At Maturity	264	103,902	103,638
200,000	EUR	3/15/33	Fixed 1.71%	1-Month EUR-CPI	At Maturity	(10,614)	23,004	33,618
800,000	GBP	3/15/36	1 Month UK RPI	Fixed 3.58%	At Maturity	(22,148)	(175,249)	(153,101)
600,000	GBP	3/15/36	1 Month UK RPI	Fixed 3.566%	At Maturity	(18,964)	(132,772)	(113,808)
1,680,000	EUR	5/15/37	1-Month EUR-CPI	Fixed 2.488%	At Maturity	—	(14,769)	(14,769)
400,000	EUR	3/15/52	1-Month EUR-CPI	Fixed 2.59%	At Maturity	(10,270)	3,294	13,564
100,000	EUR	3/15/52	1-Month EUR-CPI	Fixed 2.58%	At Maturity	—	509	509
100,000	EUR	3/15/52	1-Month EUR-CPI	Fixed 2.58%	At Maturity	117	509	392
100,000	EUR	4/15/52	1-Month EUR-CPI	Fixed 2.55%	At Maturity	126	828	702
						$ (403,114)	$ (2,266,285)	$ (1,863,171)
As of September 30, 2022, the Portfolio held the following centrally cleared credit default swap contracts1:
Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)[5]
General Electric Co. 2.70%, 10/09/22	12/20/2023	Sell	$ 100	1.00%	Quarterly	$ 764	$ 385	$ (379)
Barclays Bank plc 1.50%	12/20/2022	Sell	200	1.00%	Quarterly	342	151	(191)
						$1,106	$536	$(570)

Open OTC Debt total return swap contracts as of September 30, 2022 were as follows:
Swap Counterparty	Reference Obligation	Floating Rate[6]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[7]	Unrealized Depreciation
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 04/15/25	1 day SOFR + 0.08%	10/20/22	Daily	$ 5,000	$ (220,929)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/31	1 day SOFR + 0.07%	1/20/23	Daily	10,000	(651,918)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 10/15/24	1 day SOFR + 0.07%	1/20/23	Daily	5,000	(151,186)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 10/15/26	1 day SOFR + 0.08%	10/20/22	Daily	25,000	(1,525,464)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25	1 day SOFR + 0.08%	10/20/22	Daily	5,000	(216,045)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/27	1 day SOFR + 0.08%	10/20/22	Daily	10,000	(747,731)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/23	1 day SOFR + 0.06%	10/6/22	Daily	3,000	7,552
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/27	1 day SOFR + 0.08%	10/20/22	Daily	10,000	(789,280)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.625%, 01/15/24	1 day SOFR + 0.06%	10/6/22	Daily	10,000	(173,561)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.625%, 01/15/26	1 day SOFR + 0.06%	10/6/22	Daily	5,000	(225,504)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.625%, 04/15/23	1 day SOFR + 0.08%	10/20/22	Daily	10,000	(95,629)
						$ (4,789,695)

1.	As of September 30, 2022, cash in the amount of $291,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3.	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4.	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5.	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2022.
6.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
7.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
ARS—Argentina Peso
AUD—Australia Dollar
BBR—Bank of England Base Rate
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD—Canada Dollar
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
NZD—New Zealand Dollar
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Interbank Average Rate
TBA—To Be Announced
TONAR—Tokyo Overnight Average Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 45,537,738	$ —	$ 45,537,738
Corporate Bonds	—	19,598,327	—	19,598,327
Foreign Government Bonds	—	38,121,968	—	38,121,968
Mortgage-Backed Securities	—	23,510,241	—	23,510,241
U.S. Government & Federal Agencies	—	389,256,287	—	389,256,287
Total Long-Term Bonds	—	516,024,561	—	516,024,561
Short-Term Investment
Affiliated Investment Company	1,256,143	—	—	1,256,143
Total Investments in Securities	1,256,143	516,024,561	—	517,280,704
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	2,708,694	—	2,708,694
Futures Contracts (b)	5,888,796	—	—	5,888,796
Purchased Options	—	668,647	—	668,647
Interest Rate Swaps (b)	—	190,657	—	190,657
Credit Default Swaps (b)	—	(570)	—	(570)
Inflation Swap Contracts (b)	—	1,942,238	—	1,942,238
OTC Debt Total Return Swap Contracts (b)	—	7,552	—	7,552
Total Other Financial Instruments	5,888,796	5,517,218	—	11,406,014
Total Investments in Securities and Other Financial Instruments	$ 7,144,939	$ 521,541,779	$ —	$ 528,686,718
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (885,170)	$ —	$ (885,170)
Futures Contracts	(3,991,536)	—	—	(3,991,536)
Written Options	—	(1,241,697)	—	(1,241,697)
Centrally Cleared Interest Rate Swap	—	(1,895)	—	(1,895)
Inflation Swap Contracts	—	(3,805,409)	—	(3,805,409)
OTC Debt Total Return Swap Contracts	—	(4,797,247)	—	(4,797,247)
Total Other Financial Instruments	$ (3,991,536)	$ (10,731,418)	$ —	$ (14,722,954)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
BNP Paribas S.A.	3.11%	9/26/2022	10/4/2022	$ 14,518,494	$ 14,517,978
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	16,456,387	16,455,514
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	7,579,368	7,579,151
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	8,242,098	8,241,762
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	14,130,860	14,130,073
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	12,404,781	12,403,937
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	17,554,619	17,553,045
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	21,896,720	21,895,020
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	12,814,530	12,813,629
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	24,340,920	24,338,946
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	17,990,916	17,989,155
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	11,852,191	11,851,277
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	10,093,590	10,092,669
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	8,047,736	8,046,942
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	17,924,775	17,923,291
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	8,026,154	8,025,417
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	17,764,370	17,762,558
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	15,480,200	15,478,622
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	12,814,468	12,813,283
BNP Paribas S.A.	3.11	9/26/2022	10/4/2022	22,298,396	22,296,321
Deutsche Bank Securities, Inc.	2.55	9/27/2022	10/4/2022	6,146,650	6,145,277
Deutsche Bank Securities, Inc.	3.04	9/27/2022	10/4/2022	13,878,110	13,874,440
BofA Securities, Inc.	3.04	9/30/2022	10/3/2022	14,001,738	13,999,591
				$ 326,258,071	$ 326,227,898
(a) During the period ended September 30, 2022, the Portfolio’s average amount of borrowing was $129,505,810 at a weighted average interest rate of 0.62%.
(b) Payable for sale-buyback transactions includes $(30,173) of deferred price drop.

MainStay VP Small Cap Growth Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 93.3%
Aerospace & Defense 1.9%
Hexcel Corp.	62,164	$ 3,215,122
Kratos Defense & Security Solutions, Inc. (a)	185,047	1,880,078
Mercury Systems, Inc. (a)	33,263	1,350,478
Woodward, Inc.	21,667	1,738,993
		8,184,671
Auto Components 0.5%
Fox Factory Holding Corp. (a)	28,913	2,286,440
Banks 1.4%
Prosperity Bancshares, Inc.	86,273	5,752,684
Biotechnology 6.1%
Abcam plc, Sponsored ADR (a)	141,768	2,125,102
Ascendis Pharma A/S, ADR (a)	19,950	2,060,037
Avid Bioservices, Inc. (a)	137,905	2,636,744
Biohaven Pharmaceutical Holding Co. Ltd. (a)	24,555	3,711,979
Blueprint Medicines Corp. (a)	63,627	4,192,383
Fate Therapeutics, Inc. (a)	75,260	1,686,577
Karuna Therapeutics, Inc. (a)	7,919	1,781,221
Natera, Inc. (a)	50,045	2,192,972
Neurocrine Biosciences, Inc. (a)	35,493	3,769,711
Xencor, Inc. (a)	54,755	1,422,535
		25,579,261
Building Products 1.6%
AZEK Co., Inc. (The) (a)	245,671	4,083,052
Zurn Elkay Water Solutions Corp.	108,233	2,651,708
		6,734,760
Capital Markets 1.8%
Hamilton Lane, Inc., Class A	48,974	2,919,340
Houlihan Lokey, Inc.	31,619	2,383,440
StepStone Group, Inc., Class A	98,563	2,415,779
		7,718,559
Chemicals 3.5%
Avient Corp.	62,823	1,903,537
HB Fuller Co.	60,229	3,619,763
Innospec, Inc.	25,967	2,224,593
Livent Corp. (a)	125,183	3,836,859
Quaker Chemical Corp.	20,756	2,996,751
		14,581,503
Commercial Services & Supplies 6.1%
Casella Waste Systems, Inc., Class A (a)	12,867	982,910
IAA, Inc. (a)	148,453	4,728,228
Montrose Environmental Group, Inc. (a)	46,503	1,564,826

	Shares	Value
Common Stocks
Commercial Services & Supplies
MSA Safety, Inc.	23,531	$ 2,571,468
Ritchie Bros Auctioneers, Inc.	54,420	3,400,161
Tetra Tech, Inc.	37,000	4,755,610
Waste Connections, Inc.	56,066	7,576,199
		25,579,402
Communications Equipment 0.5%
Infinera Corp. (a)	398,000	1,926,320
Construction & Engineering 2.1%
Ameresco, Inc., Class A (a)	63,210	4,202,201
Comfort Systems USA, Inc.	22,625	2,202,091
Valmont Industries, Inc.	9,549	2,565,052
		8,969,344
Diversified Consumer Services 2.6%
Bright Horizons Family Solutions, Inc. (a)	81,847	4,718,480
Mister Car Wash, Inc. (a)(b)	232,549	1,995,270
Terminix Global Holdings, Inc. (a)	107,261	4,107,024
		10,820,774
Diversified Telecommunication Services 0.5%
Cogent Communications Holdings, Inc.	42,328	2,207,828
Electrical Equipment 0.2%
TPI Composites, Inc. (a)	70,699	797,485
Electronic Equipment, Instruments & Components 1.3%
Littelfuse, Inc.	10,262	2,038,957
Novanta, Inc. (a)	30,646	3,544,210
		5,583,167
Energy Equipment & Services 1.1%
Cactus, Inc., Class A	62,315	2,394,765
ChampionX Corp.	120,473	2,357,657
		4,752,422
Entertainment 0.4%
Take-Two Interactive Software, Inc. (a)	14,618	1,593,362
Equity Real Estate Investment Trusts 2.0%
Americold Realty Trust, Inc.	78,753	1,937,324
EastGroup Properties, Inc.	21,291	3,073,143
Terreno Realty Corp.	67,367	3,569,777
		8,580,244
Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	25,340	5,131,857

	Shares	Value
Common Stocks
Food Products 1.2%
Simply Good Foods Co. (The) (a)	155,719	$ 4,981,451
Health Care Equipment & Supplies 8.9%
CONMED Corp.	45,089	3,614,785
Establishment Labs Holdings, Inc. (a)(b)	56,964	3,110,804
Globus Medical, Inc., Class A (a)	70,314	4,188,605
Inari Medical, Inc. (a)	76,810	5,579,479
Inspire Medical Systems, Inc. (a)	19,800	3,511,926
Integra LifeSciences Holdings Corp. (a)	71,862	3,044,074
Nevro Corp. (a)	21,153	985,730
Omnicell, Inc. (a)	37,800	3,289,734
OrthoPediatrics Corp. (a)	49,760	2,295,926
SI-BONE, Inc. (a)	123,944	2,164,062
Silk Road Medical, Inc. (a)	72,223	3,250,035
Teleflex, Inc.	12,800	2,578,688
		37,613,848
Health Care Providers & Services 7.2%
Accolade, Inc. (a)	194,125	2,216,908
Addus HomeCare Corp. (a)	36,640	3,489,594
agilon health, Inc. (a)	124,100	2,906,422
Alignment Healthcare, Inc. (a)	116,860	1,383,622
Amedisys, Inc. (a)	23,713	2,295,181
Castle Biosciences, Inc. (a)	77,097	2,010,690
Encompass Health Corp.	53,066	2,400,175
Ensign Group, Inc. (The)	33,571	2,668,894
HealthEquity, Inc. (a)	66,616	4,474,597
Option Care Health, Inc. (a)	146,709	4,616,932
Surgery Partners, Inc. (a)	68,479	1,602,409
		30,065,424
Health Care Technology 0.6%
Phreesia, Inc. (a)	100,138	2,551,516
Hotels, Restaurants & Leisure 3.9%
Choice Hotels International, Inc.	21,368	2,340,223
Churchill Downs, Inc.	34,119	6,283,014
First Watch Restaurant Group, Inc. (a)	38,169	552,687
MakeMyTrip Ltd. (a)	114,753	3,522,917
Shake Shack, Inc., Class A (a)	45,481	2,045,735
Wingstop, Inc.	12,849	1,611,522
		16,356,098
Household Durables 0.6%
TopBuild Corp. (a)	8,884	1,463,906
Vizio Holding Corp., Class A (a)(b)	98,642	862,131
		2,326,037

	Shares	Value
Common Stocks
Insurance 1.9%
Goosehead Insurance, Inc., Class A (a)	59,539	$ 2,121,970
Kinsale Capital Group, Inc.	11,180	2,855,596
Palomar Holdings, Inc. (a)	34,634	2,899,558
		7,877,124
Interactive Media & Services 0.5%
Angi, Inc. (a)	408,200	1,204,190
Pinterest, Inc., Class A (a)	36,399	848,097
		2,052,287
Internet & Direct Marketing Retail 0.3%
Revolve Group, Inc. (a)(b)	64,694	1,403,213
IT Services 7.5%
Endava plc, Sponsored ADR (a)	51,793	4,176,070
Evo Payments, Inc., Class A (a)	201,870	6,722,271
Genpact Ltd.	183,482	8,031,007
Globant SA (a)	19,565	3,660,220
Maximus, Inc.	62,449	3,613,924
Shift4 Payments, Inc., Class A (a)	40,135	1,790,422
WEX, Inc. (a)	15,651	1,986,738
WNS Holdings Ltd., ADR (a)	20,551	1,681,894
		31,662,546
Leisure Products 1.6%
Clarus Corp.	151,928	2,046,470
Topgolf Callaway Brands Corp. (a)	173,352	3,338,760
YETI Holdings, Inc. (a)	53,981	1,539,538
		6,924,768
Life Sciences Tools & Services 3.0%
Azenta, Inc.	71,702	3,073,148
Bruker Corp.	52,583	2,790,054
Charles River Laboratories International, Inc. (a)	4,710	926,928
Medpace Holdings, Inc. (a)	20,609	3,239,116
NanoString Technologies, Inc. (a)	76,644	978,744
NeoGenomics, Inc. (a)	201,449	1,734,476
		12,742,466
Machinery 1.3%
IDEX Corp.	5,828	1,164,726
John Bean Technologies Corp.	50,352	4,330,272
		5,494,998
Media 0.6%
New York Times Co. (The), Class A	81,207	2,334,701
Oil, Gas & Consumable Fuels 0.4%
Denbury, Inc. (a)	18,365	1,584,165

	Shares	Value
Common Stocks
Pharmaceuticals 0.6%
Arvinas, Inc. (a)	13,143	$ 584,732
Pacira BioSciences, Inc. (a)	33,263	1,769,259
		2,353,991
Professional Services 1.9%
ASGN, Inc. (a)	30,218	2,730,801
FTI Consulting, Inc. (a)	20,855	3,455,882
Upwork, Inc. (a)	142,623	1,942,525
		8,129,208
Real Estate Management & Development 0.2%
DigitalBridge Group, Inc.	59,783	747,885
Road & Rail 1.0%
Knight-Swift Transportation Holdings, Inc.	22,140	1,083,310
Saia, Inc. (a)	15,403	2,926,570
		4,009,880
Semiconductors & Semiconductor Equipment 5.1%
Allegro MicroSystems, Inc. (a)	52,833	1,154,401
Credo Technology Group Holding Ltd. (a)(b)	100,724	1,107,964
Entegris, Inc.	40,697	3,378,665
Lattice Semiconductor Corp. (a)	22,356	1,100,138
Onto Innovation, Inc. (a)	52,797	3,381,648
Power Integrations, Inc.	87,972	5,658,359
Silicon Laboratories, Inc. (a)	38,286	4,726,024
SiTime Corp. (a)	11,889	936,021
		21,443,220
Software 8.4%
Bentley Systems, Inc., Class B	44,737	1,368,505
Blackline, Inc. (a)	97,908	5,864,689
Dynatrace, Inc. (a)	87,505	3,046,049
Envestnet, Inc. (a)	121,523	5,395,621
Everbridge, Inc. (a)	69,426	2,143,875
Olo, Inc., Class A (a)	121,692	961,367
PROS Holdings, Inc. (a)	69,054	1,705,634
Rapid7, Inc. (a)	48,669	2,087,900
Sprout Social, Inc., Class A (a)	41,863	2,540,247
Sumo Logic, Inc. (a)	103,914	779,355
Workiva, Inc. (a)	103,221	8,030,593
Zuora, Inc., Class A (a)	160,371	1,183,538
		35,107,373
Specialty Retail 1.2%
Boot Barn Holdings, Inc. (a)	32,434	1,896,092
Leslie's, Inc. (a)(b)	101,124	1,487,534
Warby Parker, Inc., Class A (a)(b)	109,350	1,458,729
		4,842,355

	Shares	Value
Common Stocks
Trading Companies & Distributors 0.6%
SiteOne Landscape Supply, Inc. (a)	24,392	$ 2,540,183
Total Common Stocks (Cost $434,986,402)		391,924,820
Exchange-Traded Fund 0.6%
SPDR S&P Biotech ETF (b)	32,646	2,589,481
Total Exchange-Traded Fund (Cost $2,642,516)		2,589,481
Short-Term Investments 8.0%
Affiliated Investment Company 6.4%
MainStay U.S. Government Liquidity Fund, 2.409% (c)	26,918,349	26,918,349
Unaffiliated Investment Company 1.6%
Invesco Government and Agency Portfolio, 3.03% (c)(d)	6,742,705	6,742,705
Total Short-Term Investments (Cost $33,661,054)		33,661,054
Total Investments (Cost $471,289,972)	101.9%	428,175,355
Other Assets, Less Liabilities	(1.9)	(7,866,463)
Net Assets	100.0%	$ 420,308,892

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $9,534,140; the total market value of collateral held by the Portfolio was $10,308,292. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,565,587. The Portfolio received cash collateral with a value of $6,742,705.
(c)	Current yield as of September 30, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 22,772	$ 111,590	$ (107,444)	$ —	$ —	$ 26,918	$ 170	$ —	26,918

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 391,924,820	$ —	$ —	$ 391,924,820
Exchange-Traded Fund	2,589,481	—	—	2,589,481
Short-Term Investments
Affiliated Investment Company	26,918,349	—	—	26,918,349
Unaffiliated Investment Company	6,742,705	—	—	6,742,705
Total Short-Term Investments	33,661,054	—	—	33,661,054
Total Investments in Securities	$ 428,175,355	$ —	$ —	$ 428,175,355

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP American Century Sustainable Equity Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.3%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	13,161	$ 5,083,963
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	31,193	5,038,917
Auto Components 0.7%
Aptiv plc (a)	36,434	2,849,503
Automobiles 1.8%
Tesla, Inc. (a)	28,812	7,642,383
Banks 3.1%
Bank of America Corp.	46,759	1,412,122
JPMorgan Chase & Co.	56,360	5,889,620
Regions Financial Corp.	306,586	6,153,181
		13,454,923
Beverages 1.8%
PepsiCo, Inc.	48,019	7,839,582
Biotechnology 2.2%
AbbVie, Inc.	39,480	5,298,611
Amgen, Inc.	7,976	1,797,790
Vertex Pharmaceuticals, Inc. (a)	8,564	2,479,621
		9,576,022
Building Products 1.6%
Johnson Controls International plc	91,850	4,520,857
Masco Corp.	47,978	2,240,093
		6,760,950
Capital Markets 4.7%
Ameriprise Financial, Inc.	12,246	3,085,380
BlackRock, Inc.	6,856	3,772,719
Intercontinental Exchange, Inc.	24,628	2,225,140
Morgan Stanley	91,260	7,210,452
S&P Global, Inc.	12,885	3,934,435
		20,228,126
Chemicals 2.2%
Air Products and Chemicals, Inc.	8,441	1,964,474
Ecolab, Inc.	13,650	1,971,333
Linde plc	20,918	5,639,283
		9,575,090
Communications Equipment 1.8%
Cisco Systems, Inc.	196,215	7,848,600

	Shares	Value
Common Stocks
Consumer Finance 0.5%
American Express Co.	16,894	$ 2,279,169
Containers & Packaging 0.5%
Ball Corp.	49,144	2,374,638
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	126,170	4,790,675
Electric Utilities 2.2%
NextEra Energy, Inc.	123,241	9,663,327
Electrical Equipment 1.4%
Eaton Corp. plc	24,062	3,208,908
Generac Holdings, Inc. (a)	5,964	1,062,427
Rockwell Automation, Inc.	7,379	1,587,297
		5,858,632
Electronic Equipment, Instruments & Components 2.1%
CDW Corp.	26,233	4,094,447
Cognex Corp.	20,227	838,409
Keysight Technologies, Inc. (a)	27,800	4,374,608
		9,307,464
Energy Equipment & Services 2.1%
Schlumberger NV	258,064	9,264,498
Entertainment 1.2%
Electronic Arts, Inc.	16,322	1,888,619
Walt Disney Co. (The) (a)	36,626	3,454,930
		5,343,549
Equity Real Estate Investment Trusts 2.0%
Prologis, Inc.	87,011	8,840,318
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	6,580	3,107,537
Kroger Co. (The)	69,119	3,023,956
Sysco Corp.	70,095	4,956,417
		11,087,910
Food Products 0.8%
Mondelez International, Inc., Class A	61,301	3,361,134
Vital Farms, Inc. (a)	19,093	228,543
		3,589,677
Health Care Equipment & Supplies 1.3%
Edwards Lifesciences Corp. (a)	49,198	4,065,230

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Medtronic plc	8,557	$ 690,978
ResMed, Inc.	4,533	989,554
		5,745,762
Health Care Providers & Services 5.8%
Cigna Corp.	26,599	7,380,425
CVS Health Corp.	57,330	5,467,562
Humana, Inc.	5,433	2,636,037
UnitedHealth Group, Inc.	18,799	9,494,247
		24,978,271
Hotels, Restaurants & Leisure 1.0%
Booking Holdings, Inc. (a)	1,227	2,016,219
Chipotle Mexican Grill, Inc. (a)	755	1,134,584
Expedia Group, Inc. (a)	13,006	1,218,532
		4,369,335
Household Products 1.6%
Colgate-Palmolive Co.	29,260	2,055,515
Procter & Gamble Co. (The)	39,648	5,005,560
		7,061,075
Industrial Conglomerates 0.9%
Honeywell International, Inc.	22,868	3,818,270
Insurance 2.1%
Marsh & McLennan Cos., Inc.	20,859	3,114,040
Prudential Financial, Inc.	35,946	3,083,448
Travelers Cos., Inc. (The)	20,335	3,115,322
		9,312,810
Interactive Media & Services 4.7%
Alphabet, Inc., Class A (a)	213,334	20,405,397
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc. (a)	120,842	13,655,146
IT Services 4.0%
Accenture plc, Class A	19,359	4,981,071
Mastercard, Inc., Class A	17,429	4,955,762
Visa, Inc., Class A	42,731	7,591,162
		17,527,995
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	36,958	4,492,245
Thermo Fisher Scientific, Inc.	9,543	4,840,114
		9,332,359

	Shares	Value
Common Stocks
Machinery 2.1%
Cummins, Inc.	17,654	$ 3,592,765
Deere & Co.	5,319	1,775,961
Parker-Hannifin Corp.	6,434	1,559,023
Xylem, Inc.	23,770	2,076,547
		9,004,296
Media 0.3%
Comcast Corp., Class A	51,032	1,496,769
Multiline Retail 0.4%
Target Corp.	12,517	1,857,398
Oil, Gas & Consumable Fuels 2.5%
ConocoPhillips	107,703	11,022,325
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	5,276	1,139,088
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	85,542	6,081,181
Merck & Co., Inc.	62,556	5,387,323
Novo Nordisk A/S, Class B	28,566	2,847,287
Zoetis, Inc.	24,693	3,661,725
		17,977,516
Road & Rail 1.3%
Norfolk Southern Corp.	12,488	2,618,109
Uber Technologies, Inc. (a)	32,171	852,532
Union Pacific Corp.	11,661	2,271,796
		5,742,437
Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. (a)	32,507	2,059,643
Analog Devices, Inc.	33,199	4,625,949
Applied Materials, Inc.	34,004	2,785,948
ASML Holding NV	5,698	2,363,480
GLOBALFOUNDRIES, Inc. (a)(b)	19,980	966,033
NVIDIA Corp.	44,087	5,351,721
		18,152,774
Software 9.6%
Adobe, Inc. (a)	3,430	943,936
Cadence Design Systems, Inc. (a)	13,178	2,153,680
Microsoft Corp.	144,860	33,737,894
Salesforce, Inc. (a)	19,074	2,743,604
ServiceNow, Inc. (a)	2,939	1,109,796

	Shares	Value
Common Stocks
Software
Workday, Inc., Class A (a)	5,981	$ 910,428
		41,599,338
Specialty Retail 3.1%
Home Depot, Inc. (The)	27,823	7,677,478
TJX Cos., Inc. (The)	64,915	4,032,520
Tractor Supply Co.	8,141	1,513,249
		13,223,247
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	150,478	20,796,060
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp. (a)	5,064	1,583,057
NIKE, Inc., Class B	26,577	2,209,080
		3,792,137
Total Common Stocks (Cost $502,289,088)		430,307,721
Exchange-Traded Fund 0.3%
SPDR S&P 500 ETF Trust (b)	3,237	1,156,192
Total Exchange-Traded Fund (Cost $1,292,947)		1,156,192
Short-Term Investments 0.7%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 2.409% (c)	1,770,150	1,770,150
Unaffiliated Investment Company 0.3%
Invesco Government and Agency Portfolio, 3.03% (c)(d)	1,454,314	1,454,314
Total Short-Term Investments (Cost $3,224,464)		3,224,464
Total Investments (Cost $506,806,499)	100.3%	434,688,377
Other Assets, Less Liabilities	(0.3)	(1,454,313)
Net Assets	100.0%	$ 433,234,064

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $1,397,584. The Portfolio received cash collateral with a value of $1,454,314.
(c)	Current yield as of September 30, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,977	$ 62,268	$ (68,475)	$ —	$ —	$ 1,770	$ 8	$ —	1,770
Foreign Currency Forward Contracts
As of September 30, 2022, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	74,345	USD	73,215	JPMorgan Chase Bank N.A.	12/30/22	$ 182
Total Unrealized Appreciation						182
USD	2,128,247	EUR	2,166,166	JPMorgan Chase Bank N.A.	12/30/22	(10,318)
Total Unrealized Depreciation						(10,318)
Net Unrealized Depreciation						$ (10,136)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ETF—Exchange-Traded Fund
EUR—Euro
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 15,130,229	$ 2,847,287	$ —	$ 17,977,516
Semiconductors & Semiconductor Equipment	15,789,294	2,363,480	—	18,152,774
All Other Industries	394,177,431	—	—	394,177,431
Total Common Stocks	425,096,954	5,210,767	—	430,307,721
Exchange-Traded Fund	1,156,192	—	—	1,156,192
Short-Term Investments
Affiliated Investment Company	1,770,150	—	—	1,770,150
Unaffiliated Investment Company	1,454,314	—	—	1,454,314
Total Short-Term Investments	3,224,464	—	—	3,224,464
Total Investments in Securities	429,477,610	5,210,767	—	434,688,377
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	182	—	182
Total Investments in Securities and Other Financial Instruments	$ 429,477,610	$ 5,210,949	$ —	$ 434,688,559
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (10,318)	$ —	$ (10,318)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Mid Cap Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 1.5%
Axon Enterprise, Inc. (a)	54,912	$ 6,356,064
Spirit AeroSystems Holdings, Inc., Class A	171,506	3,759,412
		10,115,476
Air Freight & Logistics 1.4%
CH Robinson Worldwide, Inc.	52,487	5,055,023
Expeditors International of Washington, Inc.	50,295	4,441,551
		9,496,574
Auto Components 0.9%
Visteon Corp. (a)	55,725	5,910,194
Banks 7.4%
Cadence Bank	246,078	6,252,842
Cullen	41,516	5,489,245
First Citizens BancShares, Inc., Class A	9,909	7,901,734
First Republic Bank	44,007	5,745,114
M&T Bank Corp.	47,146	8,312,783
Prosperity Bancshares, Inc.	75,197	5,014,136
Western Alliance Bancorp	79,339	5,215,746
Zions Bancorp NA	101,591	5,166,918
		49,098,518
Biotechnology 4.7%
Alnylam Pharmaceuticals, Inc. (a)	9,725	1,946,556
Apellis Pharmaceuticals, Inc. (a)	104,750	7,154,425
Exact Sciences Corp. (a)	48,833	1,586,584
Neurocrine Biosciences, Inc. (a)	1,760	186,930
PTC Therapeutics, Inc. (a)	96,372	4,837,874
Sage Therapeutics, Inc. (a)	67,536	2,644,710
Ultragenyx Pharmaceutical, Inc. (a)	92,334	3,823,551
United Therapeutics Corp. (a)	42,709	8,942,410
		31,123,040
Building Products 2.6%
Builders FirstSource, Inc. (a)	177,855	10,479,217
Lennox International, Inc.	29,902	6,658,278
		17,137,495
Capital Markets 0.3%
Hamilton Lane, Inc., Class A	37,825	2,254,748
Chemicals 3.1%
Celanese Corp.	35,462	3,203,637
Element Solutions, Inc.	408,717	6,649,826
FMC Corp.	98,895	10,453,201
		20,306,664

	Shares	Value
Common Stocks
Commercial Services & Supplies 1.3%
Clean Harbors, Inc. (a)	60,197	$ 6,620,466
GFL Environmental, Inc.	89,595	2,265,858
		8,886,324
Communications Equipment 4.6%
CommScope Holding Co., Inc. (a)	535,721	4,933,990
F5, Inc. (a)	86,866	12,572,116
Lumentum Holdings, Inc. (a)	189,559	12,998,061
		30,504,167
Consumer Finance 1.3%
Credit Acceptance Corp. (a)(b)	19,834	8,687,292
Containers & Packaging 0.9%
Silgan Holdings, Inc.	136,717	5,747,583
Diversified Financial Services 1.0%
Voya Financial, Inc.	109,703	6,637,031
Electronic Equipment, Instruments & Components 3.2%
CDW Corp.	30,154	4,706,436
Coherent Corp. (a)	152,356	5,309,607
Flex Ltd. (a)	382,941	6,379,797
National Instruments Corp.	120,746	4,556,954
		20,952,794
Entertainment 0.3%
Roku, Inc. (a)	33,498	1,889,287
Equity Real Estate Investment Trusts 3.3%
Gaming and Leisure Properties, Inc.	147,041	6,505,094
Host Hotels & Resorts, Inc.	132,054	2,097,017
Kimco Realty Corp.	134,949	2,484,411
Life Storage, Inc.	30,916	3,424,256
Rexford Industrial Realty, Inc.	57,895	3,010,540
Ryman Hospitality Properties, Inc.	60,830	4,476,480
		21,997,798
Food & Staples Retailing 0.8%
U.S. Foods Holding Corp. (a)	197,575	5,223,883
Gas Utilities 0.9%
UGI Corp.	192,144	6,212,016
Health Care Equipment & Supplies 3.6%
Inari Medical, Inc. (a)	68,570	4,980,925
Insulet Corp. (a)	22,837	5,238,808

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Integra LifeSciences Holdings Corp. (a)	201,851	$ 8,550,408
Teleflex, Inc.	24,073	4,849,747
		23,619,888
Health Care Providers & Services 2.0%
Encompass Health Corp.	124,755	5,642,669
Enhabit, Inc. (a)	59,967	841,937
Molina Healthcare, Inc. (a)	20,810	6,863,970
		13,348,576
Hotels, Restaurants & Leisure 2.1%
Choice Hotels International, Inc.	63,090	6,909,617
Denny's Corp. (a)	407,508	3,834,650
Hyatt Hotels Corp., Class A (a)	39,674	3,212,007
		13,956,274
Household Durables 2.4%
Lennar Corp., Class A	65,212	4,861,555
NVR, Inc. (a)	2,342	9,337,741
Vizio Holding Corp., Class A (a)(b)	199,396	1,742,721
		15,942,017
Insurance 7.2%
Aegon NV (Registered)	1,316,122	5,211,843
Fidelity National Financial, Inc.	105,582	3,822,068
Globe Life, Inc.	109,022	10,869,493
Hanover Insurance Group, Inc. (The)	41,637	5,335,365
Kemper Corp.	160,054	6,603,828
Markel Corp. (a)	7,313	7,928,901
W R Berkley Corp.	61,694	3,984,199
White Mountains Insurance Group Ltd.	3,045	3,967,696
		47,723,393
Interactive Media & Services 0.7%
Cargurus, Inc. (a)	334,646	4,741,934
Internet & Direct Marketing Retail 1.4%
Chewy, Inc., Class A (a)(b)	105,419	3,238,472
Etsy, Inc. (a)	62,243	6,232,391
		9,470,863
IT Services 4.7%
Genpact Ltd.	249,752	10,931,645
Nuvei Corp. (a)(b)	81,770	2,211,879
Shift4 Payments, Inc., Class A (a)	127,359	5,681,485
VeriSign, Inc. (a)	24,195	4,202,671
WEX, Inc. (a)	66,058	8,385,403
		31,413,083

	Shares	Value
Common Stocks
Leisure Products 0.6%
YETI Holdings, Inc. (a)	139,441	$ 3,976,857
Life Sciences Tools & Services 2.3%
Bio-Techne Corp.	16,171	4,592,564
ICON plc (a)	23,430	4,305,966
Syneos Health, Inc. (a)	142,362	6,712,368
		15,610,898
Machinery 7.5%
Graco, Inc.	64,854	3,887,997
IDEX Corp.	46,810	9,354,979
Ingersoll Rand, Inc.	130,691	5,653,693
John Bean Technologies Corp.	49,674	4,271,964
Lincoln Electric Holdings, Inc.	48,317	6,074,413
Middleby Corp. (The) (a)	64,425	8,257,352
Nordson Corp.	4,549	965,616
Westinghouse Air Brake Technologies Corp.	140,169	11,402,748
		49,868,762
Media 0.9%
Cable One, Inc. (b)	6,664	5,684,725
Metals & Mining 1.0%
Steel Dynamics, Inc.	93,139	6,608,212
Multi-Utilities 1.0%
Black Hills Corp.	62,529	4,235,089
NiSource, Inc.	98,378	2,478,142
		6,713,231
Oil, Gas & Consumable Fuels 5.3%
Coterra Energy, Inc.	201,250	5,256,650
Diamondback Energy, Inc.	27,331	3,292,292
Marathon Oil Corp.	453,158	10,232,307
Ovintiv, Inc.	101,189	4,654,694
PDC Energy, Inc.	79,963	4,621,062
Targa Resources Corp.	118,211	7,132,852
		35,189,857
Pharmaceuticals 1.3%
Jazz Pharmaceuticals plc (a)	67,392	8,982,680
Professional Services 3.0%
Dun & Bradstreet Holdings, Inc.	354,871	4,396,852
Leidos Holdings, Inc.	76,485	6,690,143
Robert Half International, Inc.	33,009	2,525,189
Science Applications International Corp.	41,436	3,664,185

	Shares	Value
Common Stocks
Professional Services
TransUnion	42,200	$ 2,510,478
		19,786,847
Real Estate Management & Development 0.1%
Redfin Corp. (a)	92,774	541,800
Road & Rail 2.7%
AMERCO	13,499	6,873,961
JB Hunt Transport Services, Inc.	36,111	5,648,482
Knight-Swift Transportation Holdings, Inc.	113,232	5,540,442
		18,062,885
Semiconductors & Semiconductor Equipment 1.9%
MKS Instruments, Inc.	93,567	7,732,377
Synaptics, Inc. (a)	48,745	4,826,242
		12,558,619
Software 4.1%
Dynatrace, Inc. (a)	153,633	5,347,965
Fair Isaac Corp. (a)	7,496	3,088,427
Guidewire Software, Inc. (a)	59,745	3,679,097
Informatica, Inc., Class A (a)(b)	217,305	4,361,311
LiveRamp Holdings, Inc. (a)	88,900	1,614,424
Olo, Inc., Class A (a)	146,844	1,160,068
Q2 Holdings, Inc. (a)	66,858	2,152,827
Teradata Corp. (a)	195,546	6,073,659
		27,477,778
Specialty Retail 1.2%
CarMax, Inc. (a)	70,303	4,641,404
Monro, Inc.	77,343	3,361,327
		8,002,731
Textiles, Apparel & Luxury Goods 1.5%
Carter's, Inc. (b)	92,971	6,092,390
Steven Madden Ltd.	148,397	3,957,748
		10,050,138
Trading Companies & Distributors 1.6%
AerCap Holdings NV (a)	145,820	6,172,561
Watsco, Inc.	16,879	4,345,667
		10,518,228
Total Common Stocks (Cost $821,360,758)		662,031,160
Short-Term Investments 2.4%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 2.409% (c)	3,158,715	3,158,715

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 1.9%
Invesco Government and Agency Portfolio, 3.03% (c)(d)	12,513,827	$ 12,513,827
Total Short-Term Investments (Cost $15,672,542)		15,672,542
Total Investments (Cost $837,033,300)	102.0%	677,703,702
Other Assets, Less Liabilities	(2.0)	(13,211,939)
Net Assets	100.0%	$ 664,491,763

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $22,519,965; the total market value of collateral held by the Portfolio was $23,513,895. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $11,000,068. The Portfolio received cash collateral with a value of $12,513,827.
(c)	Current yield as of September 30, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,362	$ 77,732	$ (78,935)	$ —	$ —	$ 3,159	$ 14	$ —	3,159
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 662,031,160	$ —	$ —	$ 662,031,160
Short-Term Investments
Affiliated Investment Company	3,158,715	—	—	3,158,715
Unaffiliated Investment Company	12,513,827	—	—	12,513,827
Total Short-Term Investments	15,672,542	—	—	15,672,542
Total Investments in Securities	$ 677,703,702	$ —	$ —	$ 677,703,702

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Winslow Large Cap Growth Portfolio
Portfolio of Investments September 30, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.5%
Automobiles 3.7%
Tesla, Inc. (a)	164,640	$ 43,670,760
Capital Markets 3.1%
Blackstone, Inc.	101,100	8,462,070
Moody's Corp.	56,340	13,696,817
MSCI, Inc.	36,300	15,310,977
		37,469,864
Chemicals 2.1%
Linde plc	94,500	25,476,255
Energy Equipment & Services 2.2%
Schlumberger NV	721,300	25,894,670
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	69,300	32,728,311
Health Care Equipment & Supplies 5.0%
ABIOMED, Inc. (a)	85,550	21,016,213
IDEXX Laboratories, Inc. (a)	45,590	14,853,222
Intuitive Surgical, Inc. (a)	124,580	23,351,275
		59,220,710
Health Care Providers & Services 3.9%
UnitedHealth Group, Inc.	92,780	46,857,611
Health Care Technology 1.4%
Veeva Systems, Inc., Class A (a)	99,090	16,337,959
Hotels, Restaurants & Leisure 8.7%
Chipotle Mexican Grill, Inc. (a)	24,690	37,103,145
Hilton Worldwide Holdings, Inc.	194,420	23,450,940
McDonald's Corp.	72,000	16,613,280
Starbucks Corp.	315,700	26,600,882
		103,768,247
Interactive Media & Services 4.6%
Alphabet, Inc. (a)
Class A	301,700	28,857,605
Class C	272,660	26,216,259
		55,073,864
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc. (a)	349,500	39,493,500

	Shares	Value
Common Stocks
IT Services 11.4%
Accenture plc, Class A	89,900	$ 23,131,270
Gartner, Inc. (a)	86,100	23,823,009
Mastercard, Inc., Class A	143,240	40,728,862
Visa, Inc., Class A	271,100	48,160,915
		135,844,056
Life Sciences Tools & Services 4.8%
Agilent Technologies, Inc.	191,190	23,239,144
Bio-Techne Corp.	48,790	13,856,360
IQVIA Holdings, Inc. (a)	110,000	19,925,400
		57,020,904
Machinery 2.3%
Deere & Co.	81,900	27,345,591
Multiline Retail 3.0%
Dollar Tree, Inc. (a)	264,200	35,957,620
Personal Products 1.5%
Estee Lauder Cos., Inc. (The), Class A	85,500	18,459,450
Pharmaceuticals 3.6%
AstraZeneca plc, Sponsored ADR	239,000	13,106,760
Zoetis, Inc.	203,850	30,228,916
		43,335,676
Professional Services 0.8%
CoStar Group, Inc. (a)	141,450	9,851,993
Real Estate Management & Development 0.0% ‡
Compass, Inc., Class A (a)(b)	49,800	115,536
Road & Rail 4.5%
CSX Corp.	674,050	17,956,692
Union Pacific Corp.	186,584	36,350,295
		54,306,987
Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc. (a)	85,900	5,442,624
Analog Devices, Inc.	159,850	22,273,499
ASML Holding NV (Registered)	61,660	25,610,481
NVIDIA Corp.	128,440	15,591,332
		68,917,936
Software 14.7%
Adobe, Inc. (a)	31,750	8,737,600
Atlassian Corp. plc, Class A (a)	40,790	8,589,966

	Shares	Value
Common Stocks
Software
Intuit, Inc.	76,150	$ 29,494,418
Microsoft Corp.	413,000	96,187,700
Palo Alto Networks, Inc. (a)	113,110	18,526,287
ServiceNow, Inc. (a)	37,680	14,228,345
		175,764,316
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	255,500	35,310,100
Textiles, Apparel & Luxury Goods 2.4%
Lululemon Athletica, Inc. (a)	76,300	21,330,428
NIKE, Inc., Class B	87,150	7,243,908
		28,574,336
Total Common Stocks (Cost $1,225,167,784)		1,176,796,252
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 2.409% (c)	5,920,303	5,920,303
Total Short-Term Investment (Cost $5,920,303)		5,920,303
Total Investments (Cost $1,231,088,087)	99.0%	1,182,716,555
Other Assets, Less Liabilities	1.0	11,982,544
Net Assets	100.0%	$ 1,194,699,099

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $48,952. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $54,781.
(c)	Current yield as of September 30, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 15,463	$ 259,872	$ (269,415)	$ —	$ —	$ 5,920	$ 55	$ —	5,920

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,176,796,252	$ —	$ —	$ 1,176,796,252
Short-Term Investment
Affiliated Investment Company	5,920,303	—	—	5,920,303
Total Investments in Securities	$ 1,182,716,555	$ —	$ —	$ 1,182,716,555

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Funds Trust
Notes to Portfolios of Investments September 30, 2022 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
Effective September 8, 2022 and pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay VP Funds Trust (the "Board") designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources (together, “Pricing Sources”). The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events (excluding fair valuations from pricing services), including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Designee's policies and procedures ("Valuation Procedures").
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of September 30, 2022, is included at the end of the Portfolio of Investments.
The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolio's Valuation Procedures may differ from valuations for the same security determined for other funds using their own Valuation Procedures. Although the Portfolio's Valuation Procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2022, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy. Securities that were fair valued in such a manner as of September 30, 2022, are shown in the Portfolio of Investments.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of September 30, 2022, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Portfolios as of September 30, 2022, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of September 30, 2022, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Portfolio's procedures described above. The liquidity of each Portfolio's investments was determined as of September 30, 2022, and can change at any time. Illiquid investments as of September 30, 2022, are shown in the Portfolio of Investments.